                                                      Registration No. 333-84879
                                                                       811-09529

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-6

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 8

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                         Post-Effective Amendment No. 3

                              SEPARATE ACCOUNT IMO
            OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                           (Exact Name of Registrant)

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                               (Name of Depositor)
                               440 Lincoln Street
                               Worcester, MA 01653
                            Telephone: (508)855-1000
                     (Address of Principal Executive Office)

                          Charles F. Cronin, Secretary
             Allmerica Financial Life Insurance and Annuity Company
                               440 Lincoln Street
                               Worcester, MA 01653
         (Name and Address of Depositor's Agent for Service of Process)

             It is proposed that this filing will become effective:

              / / immediately upon filing pursuant to paragraph (b) of Rule 485 /X/ on April 30, 2004 pursuant to paragraph (b) of Rule 485
              / / 60 days after filing pursuant to paragraph (a)(1) of Rule 485 / / on (date) pursuant to paragraph (a)(1) of Rule 485
              / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                         FLEXIBLE PREMIUM VARIABLE LIFE

Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant hereby declares that an indefinite amount of its securities is being registered under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2003 was filed on or before March 30, 2004.

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                            WORCESTER, MASSACHUSETTS

This Prospectus provides important information about an individual flexible payment variable life insurance policy issued by Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"). The policies are funded through Separate Account IMO, a separate investment account of Allmerica Financial referred to in this prospectus as the Variable Account. The Policy also offers a Fixed Account that is part of the general account of Allmerica Financial. The Fixed Account is a guaranteed account offering a guaranteed minimum interest rate.

The Variable Account is subdivided into Sub-Accounts. Each Sub-Account invests exclusively in shares of one of the following Underlying Funds:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)
AIT Core Equity Fund
AIT Equity Index Fund
AIT Government Bond Fund
AIT Money Market Fund
AIT Select Capital Appreciation Fund
AIT Select Growth Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund
AIT Select Value Opportunity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund
AIM V.I. Premier Equity Fund


INVESCO VIF-Dynamics Fund
INVESCO VIF-Health Sciences Fund


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
(CLASS B)
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Premier Growth Portfolio
AllianceBernstein Small Cap Value Portfolio
AllianceBernstein Technology Portfolio
AllianceBernstein Value Portfolio

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Growth Opportunities Series
Delaware VIP International Value Equity Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
(SERVICE CLASS 2)
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
(CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST SM (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series


                                                   (CONTINUES TO THE NEXT PAGE)

A STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2004 CONTAINING MORE INFORMATION ABOUT THE POLICY IS ON FILE WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED BY REFERENCE INTO THIS PROSPECTUS. A COPY MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-533-7881. THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION CAN ALSO BE OBTAINED FROM THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE (http://www.sec.gov).


THE POLICIES ARE NOT SUITABLE FOR SHORT-TERM INVESTMENT. VARIABLE LIFE POLICIES INVOLVE RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL. IT MAY NOT BE ADVANTAGEOUS TO REPLACE EXISTING INSURANCE WITH THE POLICY. THIS LIFE POLICY IS NOT: A BANK DEPOSIT OR OBLIGATION; OR FEDERALLY INSURED; OR ENDORSED BY ANY BANK OR GOVERNMENTAL AGENCY.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THE INFORMATION IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                         DATED APRIL 30, 2004

OPPENHEIMER VARIABLE ACCOUNT FUNDS
(SERVICE SHARES)


Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

SCUDDER INVESTMENT VIT FUNDS
Scudder VIT EAFE Equity Index
Scudder VIT Small Cap Index

SCUDDER VARIABLE SERIES II
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                                TABLE OF CONTENTS

SUMMARY OF RISKS AND BENEFITS                                                                     5
   WHAT ARE THE POLICY'S BENEFITS?                                                                5
   WHAT ARE THE POLICY'S RISKS?                                                                   5

SUMMARY OF RISKS AND BENEFITS:  FEE TABLES                                                        7
   TRANSACTION FEES                                                                               7
   PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES                                            9
   ANNUAL FUND OPERATING EXPENSES                                                                 11

THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS                                                   13
   WHAT IS THE COMPANY?                                                                           13
   WHAT IS THE VARIABLE ACCOUNT?                                                                  13
   WHAT ARE THE FUNDS?                                                                            13

THE POLICY                                                                                        19
   HOW DO I COMMUNICATE WITH THE COMPANY?                                                         19
   HOW DO I APPLY FOR A POLICY?                                                                   19
   CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE AMOUNT?                             20
   WHAT ARE THE ADVANTAGES OR DISADVANTAGES OF THE TERM RIDER?                                    20
   CAN I MAKE FUTURE CHANGES UNDER MY POLICY?                                                     21
   CAN I  CHANGE THE FACE AMOUNT OF MY POLICY?                                                    21
   HOW DO I MAKE PAYMENTS?                                                                        22
   HOW DO I ALLOCATE MY NET PAYMENTS?                                                             23
   CAN I MAKE TRANSFERS AMONG THE ACCOUNTS?                                                       23
   IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?                                          23
   ARE THERE RESTRICTIONS ON MARKET TIMERS?                                                       24
   IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC REBALANCING OPTION?                       24
   CAN I CONVERT MY POLICY INTO A FIXED POLICY?                                                   24
   CAN I MAKE POLICY LOANS?                                                                       25
   CAN I SURRENDER THE POLICY?                                                                    26
   CAN I MAKE PARTIAL WITHDRAWALS?                                                                26
   HOW IS THE POLICY VALUE CALCULATED?                                                            26

THE DEATH BENEFIT                                                                                 28
   WHAT IS THE GUIDELINE MINIMUM DEATH BENEFIT?                                                   28
   WHAT ARE THE GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST?                          28
   WHAT ARE THE DEATH BENEFIT OPTIONS?                                                            28
   CAN I CHANGE BETWEEN DEATH BENEFIT OPTIONS?                                                    29
   WHAT IS THE NET DEATH BENEFIT?                                                                 29
   IS A GUARANTEED DEATH BENEFIT AVAILABLE?                                                       30
   WHAT ARE THE DEATH BENEFIT PAYMENT OPTIONS?                                                    31

TERMINATION AND REINSTATEMENT                                                                     32
   WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?                                             32
   WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?                                           32

CHARGES AND DEDUCTIONS                                                                            34
   WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?                                                       34
   WHAT IS THE MONTHLY DEDUCTION?                                                                 34
   HOW IS THE SURRENDER CHARGE CALCULATED?                                                        35
   WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?                                                    35
   WHAT ARE THE TRANSFER CHARGES?                                                                 35
   ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?                                                    35
   WHAT ARE THE FUND EXPENSES?                                                                    36

FEDERAL TAX CONSIDERATIONS                                                                        37
   HOW ARE THE COMPANY AND THE VARIABLE ACCOUNT TAXED?                                            37
   HOW ARE THE POLICIES TAXED?                                                                    37
   HOW ARE POLICY LOANS TAXED?                                                                    38
   WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?                                   38
   WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE VARIABLE ACCOUNT?                            39
   CAN I BE CONSIDERED THE OWNER OF THE VARIABLE ACCOUNT ASSETS FOR TAX PURPOSES?                 39

OTHER INFORMATION                                                                                 40
   ARE THERE OTHER IMPORTANT POLICY PROVISIONS?                                                   40
   CAN THE COMPANY DELAY PAYMENTS TO ME?                                                          40
   DO I HAVE ANY VOTING RIGHTS?                                                                   41
   WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?                                              41
   ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE VARIABLE ACCOUNT?                        42
   MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?                                               42
   WHAT IS MIXED AND SHARED FUNDING?                                                              42
   WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY AND THE VARIABLE ACCOUNT?             42

MORE INFORMATION ABOUT THE FIXED ACCOUNT                                                          43
   SURRENDERS, PARTIAL WITHDRAWALS AND TRANSFERS                                                  43

GLOSSARY OF SPECIAL TERMS                                                                         44

                          SUMMARY OF RISKS AND BENEFITS

This Summary is intended to provide only a very brief overview of the more significant aspects of the Policy. The remainder of this Prospectus offers a more complete presentation of the topics presented here, and will help you better understand the product. However, the Policy, together with its attached application, constitutes the entire agreement between you and the Company.

The Policy is a life insurance contract with death benefits, Policy Value, and other features traditionally associated with life insurance. The Policy is "variable" because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Variable Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Unlike traditional insurance policies, the Policy has no fixed schedule for payments. Within limits, you may make payments of any amount and frequency. While you may establish a schedule of payments ("planned payments"), the Policy will not necessarily lapse if you fail to make planned payments, and making planned payments will not guarantee that the Policy will remain in force.

WHAT ARE  THE POLICY'S BENEFITS?

While the Policy is in force, it will provide:

   -  Life insurance coverage on the Insured
   -  Cash Value (called "Policy Value")
   - Surrender rights and partial withdrawal rights (subject to surrender charges and partial withdrawal charges)
   -  Two types of loan privileges: non-preferred loans and preferred loans
   -  Optional insurance benefits.

Other optional benefits available through the policy include:

-  GUARANTEED DEATH BENEFIT
   The optional Guaranteed Death Benefit, which is available only at issue, (a) guarantees that your Policy will not lapse regardless of the Performance of the Variable Account and (b) provides a guaranteed Net Death Benefit.

-  LIVING BENEFITS RIDER
   This optional Rider permits part of the proceeds of the Policy to be available before death if the Insured becomes terminally ill or is permanently confined to a nursing home.

-  OTHER INSURED RIDER
   This optional Rider provides a term insurance benefit for up to five Insureds. At present this benefit is only available for the spouse and children of the primary Insured. The Rider includes a feature that allows the "other Insured" to convert the coverage to a flexible premium adjustable life insurance policy.

-  TERM LIFE INSURANCE RIDER
   This optional Rider provides an additional term insurance benefit for the primary Insured.

-  WAIVER OF PREMIUM RIDER
   This optional Rider provides that, during periods of total disability continuing more than four months, we will add to the Policy Value each month an amount you selected or the amount needed to pay the Monthly Insurance Protection charges, whichever is greater. This amount will keep the Policy in force. This benefit is subject to our maximum issue benefits. Its cost will change yearly.

Certain Optional Benefits may not be available in all States.

WHAT ARE THE POLICY'S RISKS?

There are certain risks associated with the Policy:

   - There is no guaranteed minimum Policy Value. The value of a Policy will vary up or down to reflect the investment experience of allocations to the Sub-Accounts and the fixed rates of interest earned by allocations to the General Account. The Policy Value will also be adjusted for other factors, including the amount of charges imposed. The Policy will terminate if Policy Value is insufficient to cover certain monthly charges plus loan interest accrued, or if Outstanding Loans exceed the Policy Value less surrender charges. The Policies are unsuitable as short-term savings vehicles.

   - The Policy Value may decrease to the point where the Policy will lapse and provide no further death benefit without additional premium payments, unless the optional Guaranteed Death Benefit is in effect. The Guaranteed Death Benefit may not be available in all states.

   - Taking a loan from your Policy may increase the risk that your Policy will lapse, will have a permanent effect on your Policy Value, and will reduce the Death Benefit. In addition, if your Policy is a modified endowment contract for tax purposes, taking a Policy loan may have tax consequences.

   - Surrender of the Policy may be subject to a substantial surrender charge. Partial Withdrawals may be subject to surrender charges and a Partial Withdrawal Charge.

   - A Policy may be considered a "modified endowment contract" if total payments during the first seven Policy years (or within seven years of a material change in the Policy) exceed the total net level payments payable, if the Policy had provided paid-up future benefits after seven level annual payments. If the Policy is considered a modified endowment contract, all distributions (including Policy loans, partial withdrawals, surrenders and assignments) will be taxed on an "income-first" basis. In addition, a 10% additional penalty tax may be imposed on that part of a distribution that is includible in income.

   - Each Fund is subject to investment risks and other risks. We do not promise that the Funds will meet their investment objectives. Amounts that you have allocated to Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Sub-Accounts invest. Your bear the investment risk that those Funds possibly will not meet their investment objectives. A description of each Fund's investment policies and a comprehensive discussion of the risks of each Fund may by found in the Fund's prospectus.

                    SUMMARY OF RISKS AND BENEFITS: FEE TABLES

THE FOLLOWINGS TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

                                TRANSACTION FEES


                  CHARGE                         WHEN CHARGE IS DEDUCTED                     AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE  IMPOSED ON PREMIUMS     When a  premium payment is       3.00% of each premium payment
(LOAD)                                        made

PREMIUM TAXES                                 When a  premium payment is       2.35% of each premium payment
                                              made

DEFERRED ACQUISITION COSTS ("DAC TAX")        When a  premium payment is       1.00% of each premium payment
CHARGE                                        made

SURRENDER CHARGE(1)
   Minimum and Maximum Charge                 Upon Surrender or Decrease       Per $1,000 of original Face Amount: the
                                              in Face Amount within 10         minimum charge is $13.49 and the maximum
                                              years after the  Date of         charge is $50.42
                                              Issue or increase in Face
   Charge for a representative Policy         Amount.                          Per $1,000 of original Face Amount: a
   owner                                                                       representative charge is $29.51 (for a
                                                                               Male Non-Smoker, Age 45)

PARTIAL WITHDRAWAL CHARGE(2)                  Upon Partial Withdrawals in      5% of any withdrawals in excess of the
                                              excess of the Free 10%           Free 10% Withdrawal amount.
                                              Withdrawal Amount

PARTIAL WITHDRAWAL TRANSACTION FEE            Upon any Partial Withdrawal      2% of the amount withdrawn, not to exceed
                                                                               $25

ELECTING OPTIONAL GUARANTEED                  Upon election of the             $25 administrative fee
DEATH BENEFIT                                 Guaranteed Death Benefit

TRANSFER CHARGES                              Upon the 13th transfer and       Currently $10 per transfer, guaranteed not
                                              each subsequent transfer in      to exceed $25 per transfer.
                                              a Policy Year.

LIVING BENEFITS RIDER                         Upon exercising the rider        One-time fee of $150, plus an additional
    Minimum and Maximum charge                                                 charge based on the present value of
                                                                               expected premiums associated with the
                                                                               benefit. Per $1,000 of original Face
                                                                               Amount: the minimum additional charge is
                                                                               $1.40 and the maximum additional charge is
                                                                               $850.

    Charge for a representative Insured       Upon exercising the rider        Per $1,000 of original Face Amount: an
                                                                               additional representative charge is $5.03
                                                                               (for a Male Standard Non-Smoker, Age 45)

CHANGING NET PAYMENT ALLOCATION               Upon changing allocations        Currently there is no charge. Any future
                                              of Net Payments                  charge is guaranteed not to exceed $25.

CHANGING MONTHLY DEDUCTION ALLOCATION         Upon changing allocation of      Currently there is no charge. Any future
                                              the Monthly Deduction            charge is guaranteed not to exceed $25.

PROVIDING A PROJECTION OF VALUES(3)           Upon requesting a projection     Currently there is no charge. Any future
                                              of values                        charge is guaranteed not to exceed $25.

(1) SURRENDER CHARGES - At any time that the Policy is in effect, a Policyowner may elect to surrender the Policy and receive its Surrender Value. A surrender charge is calculated upon issuance of the Policy and upon each increase in Face Amount. The Surrender Charge varies based on individual characteristics. The charges shown in the table may not be representative of the charge that a particular Policy Owner will pay.

The amount of the charge decreases by one-ninth (11.11%) annually to 0% by the 10th Policy Year after Date of Issue or increase in Face Amount. Per $1,000 of original Face Amount, the minimum charge is $13.49 (for a Female, age 0) and the maximum is $50.42 (for a Female Non-smoker, age 85).

(2) PARTIAL WITHDRAWALS - The Company will reduce the amount of the Policy's outstanding charge by the amount of the partial withdrawal charge. If no surrender charges apply to the Policy at the time of the withdrawal, no partial withdrawal charge will apply.

(3) PROVIDING A PROJECTION OF VALUES - You may request a free personalized illustration of death benefits, cash surrender values and cash values once annually. The Company may in its discretion provide additional personalized illustrations upon request. We currently do not charge for personal illustrations, but we reserve the right to charge a fee, not to exceed $25, if you request more than one illustration annually.

                                      * * *
THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING THE FUND FEES AND EXPENSES. EACH OF THESE FEES IS CALCULATED MONTHLY AND DEDUCTED FROM YOUR POLICY VALUE AS PART OF THE MONTHLY DEDUCTION.

               PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES


                    CHARGE                          WHEN CHARGE IS DEDUCTED                 AMOUNT DEDUCTED
---------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(1)                                       Monthly               Per $1,000 of original Face Amount:
    Minimum and Maximum Charge                                                   the minimum is $0.39 and the
                                                                                 maximum is $83.33

    Charge for a representative Policy owner               Monthly               Per $1,000 of original Face Amount:
                                                                                 a representative charge is $1.10
                                                                                 (for a Male, Age 45)

MONTHLY EXPENSE CHARGE(2)                                                        Per $1,000 of original Face Amount:
Minimum and Maximum charge                         Monthly for the first ten     the minimum monthly charge is $0.08
                                                    years after issue or an      and the maximum is $0.88
                                                    increase in Face Amount      Per $1,000 of original Face Amount:
Charge for a representative Policy owner                                         a representative charge is $0.42
                                                                                 (for a Male, Age 45)

MONTHLY EXPENSE CHARGE(2)                                                        Per $1,000 of original Face Amount:
Minimum and Maximum charge                         Monthly for the first ten     the minimum monthly charge is $0.08
                                                    years after issue or an      and the maximum is $0.88
                                                    increase in Face Amount      Per $1,000 of original Face Amount:
Charge for a representative Policy owner                                         a representative charge is $0.42
                                                                                 (for a Male, Age 45)

MONTHLY ADMINISTRATIVE FEE                                 Monthly               $7.50

MORTALITY AND EXPENSE RISK FEES                            Monthly               Currently an annual rate of 0.35%
                                                                                 (guaranteed not to exceed 0.60%) for
                                                                                 the first 10 Policy years and 0.05%
                                                                                 (guaranteed not to exceed 0.30%)  in
                                                                                 years 11 and later.

MONTHLY CHARGES FOR OPTIONAL BENEFITS(3)                   Monthly               Optional benefit charges vary based
                                                                                 on individual characteristics
                                                                                 (sexes, issue ages and underwriting
                                                                                 classes) of the Insureds

OTHER INSURED RIDER
    Minimum and Maximum Charge                             Monthly               Per $1,000 of original Face Amount:
                                                                                 the minimum monthly charge is $0.21
                                                                                 and the maximum is $83.33.

    Charge for a representative Policy owner               Monthly               Per $1,000 of original Face Amount:
                                                                                 a representative charge is $0.09
                                                                                 (for a Male Non-Smoker, Age 45)

TERM RIDER
    Minimum and Maximum Charge                             Monthly               Per $1,000 of original Face Amount:
                                                                                 the minimum monthly charge is $0.03
                                                                                 and the maximum charge is $5.16.

    Charge for a representative Policy owner               Monthly               Per $1,000 of original Face Amount:
                                                                                 a representative charge is $0.83
                                                                                 (for a Male Standard Non-Smoker, Age
                                                                                 45)

WAIVER OF PREMIUM RIDER
    Minimum and Maximum charge                             Monthly               Per $1,000 of benefit: the minimum
                                                                                 charge is $0.01 and the maximum
                                                                                 charge is $1,158.19.
    Charge for a representative Policy owner               Monthly
                                                                                 Per $1,000 of benefit: a
                                                                                 representative charge is $0.53 (for
                                                                                 a Male Non-Smoker, Age 45)

LOAN INTEREST(3)                                   Paid in arrears annually         6% of the loan amount(3)
                                                       (accrues daily)


(1) COST OF INSURANCE - Charges vary based on individual characteristics such as the age, Policy year, underwriting class, Face Amount and sex of the Insured. We determine the current cost of insurance rates, but we guarantee that we will never charge you a higher cost of insurance rate that the guaranteed rate shown in your Policy. We calculate a separate cost of insurance rate for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent. For more information about the calculation of the cost of insurance charges, see CHARGES AND DEDUCTIONS.

Per $1,000 of original Face Amount, the minimum monthly charge is $0.39 (for a Female, Age 18) and the maximum is $83.33 (for a Male Smoker, Age 85). Per $1,000 of original Face Amount: a representative charge is $1.10 (for a Male, Age 45)

(2) MONTHLY EXPENSE CHARGE - The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses the Company for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured for each $1,000 of the Policy's Face Amount. The Maximum Monthly Expense Charge is $0.88 per $1,000 of Face Amount for a Male Smoker, Age 65.

(3) MONTHLY CHARGES FOR OPTIONAL BENEFITS - The charges for these benefits vary depending upon the optional benefits selected, and by the individual characteristics of the Insureds. The charges shown in the table may not be representative of the charge that a particular Policy owner will pay. You may obtain more information about the particular charges that apply to you by contacting us at the address or telephone number shown on the back cover of this Prospectus or contact your agent

OTHER INSURED RIDER - Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.21 (for a Female, Age 0) and the maximum is $83.33 (for a Male, Age 98).

TERM RIDER - Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of original Face Amount: the minimum is $0.03 (for a Female Smoker Preferred, Age 8) and the maximum is $5.16 (for a Male Non-Smoker, Age 85) rated 300%.

WAIVER OF PREMIUM RIDER - Considering all possible combinations of sexes, issue ages and underwriting classes of the Insureds, per $1,000 of benefit: the minimum charge is $0.01 (for a Female Preferred Smoker, Age 19) and the maximum charge is $1,158.19 (for a Male Standard Smoker, Age 64, rated 250%).

(3) POLICY LOANS - Outstanding Policy loans are charged interest at an annual rate of not more than 6.00%, which accrues daily and is payable in arrears. However, as long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 4.00% per year.

PREFERRED LOAN OPTION - A preferred loan option is available under the Policy. After the tenth Policy anniversary the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 4.50%. The Company's current position is to credit a rate of interest equal to the rate being charged for the preferred loan.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                         ANNUAL FUND OPERATING EXPENSES


      TOTAL ANNUAL FUND OPERATING EXPENSES                     MINIMUM                           MAXIMUM
-------------------------------------------------     ---------------------------      ---------------------------
(expenses that are deducted from Fund assets,         Annual charge of 0.50%(1)           Annual charge of 2.65%
including management fees, distribution and/or        of average daily net assets      of average daily net assets
service fees (12b-1 fees) and other expenses)



(1)The AIT Equity Index Fund has adopted a Plan of Distribution and Service under Rule 12b-1 of the Investment Company Act of 1940 ("12b-1 Plan") that permits the Fund to pay fees to support the distribution of the Fund's shares and certain maintenance services and other services for investment accounts. The 12b-1 Plan authorizes payment of a distribution and service fee at an annual rate of up to 0.25 percent of the Fund's average daily net assets. The 12b-1 Plan had been implemented for this fund at an initial annual rate of
   0.15 percent of average daily net assets.

   Through December 31, 2004, Allmerica Financial Investment Management Services, Inc. (the "Manager") has declared a voluntary expense limitation of 0.60% of average daily net assets for the Equity Index Fund. The total operating expense of this Fund of the Trust was less than its respective expense limitation throughout 2003.

   The declaration of a voluntary management fee or expense limitation in any year does not bind the Manager to declare future expense limitations with respect to these Funds. The limitations may be terminated at any time.

   This fund has entered into agreements with brokers whereby brokers rebate a portion of commissions. Had these amounts been treated as reductions of expenses, the total annual fund operating expense ratio would have been 0.45% for the AIT Equity Index Fund.

The table above shows the minimum and maximum expenses of the Funds during 2003. The levels of fees and expenses vary amount the Underlying Funds, and may vary from year to year. The Underlying Fund information is based on information provided by the Underlying Portfolio and is not independently verified by the Company.

                 THE COMPANY, THE VARIABLE ACCOUNT AND THE FUNDS

WHAT IS THE COMPANY?

Unless otherwise specified, any reference to the "Company" refers to Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial").


First Allmerica Financial Life Insurance Company ("First Allmerica"), originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Allmerica Financial is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Allmerica Financial was a direct subsidiary of First Allmerica, which in turn was a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct subsidiary of AFC, and First Allmerica became a direct subsidiary of Allmerica Financial. As of December 31, 2003, Allmerica Financial and its subsidiaries had over $19.0 billion in combined assets and over $27.3 billion of life insurance in force, and First Allmerica had over $4.8 billion in assets and over $6.2 billion of life insurance in force. Their principal office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


The Company is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which they are licensed to operate.

WHAT IS THE VARIABLE ACCOUNT?

In this prospectus, "Variable Account" refers to Separate Account IMO of Allmerica Financial. The Variable Account is a separate investment account compromised of sub-accounts. Each sub-account invests in a corresponding investment portfolio ("Fund") of a management investment company. The assets used to fund the variable portion of the Policy are set aside in the Variable Account, and are kept separate from the general assets of the Company. Under Massachusetts law, assets equal to the reserves and other liabilities of the Variable Account may not be charged with any liabilities arising out of any other business of the Company. Each Sub-Account is administered and accounted for as part of the general business of the Company, but the income, capital gains, or capital losses of each Sub-Account are allocated to such Sub-Account, without regard to other income, capital gains or capital losses of the Company, or the other Sub-Accounts. The Company is obligated to pay all amounts promised under the Policies.

The Company reserves the right, subject to compliance with applicable law, to change the names of the Variable Account and the sub-accounts. The Company may also offer other variable life insurance policies investing in the Variable Account, which are not discussed in this Prospectus. In addition the Variable Account may invest in other underlying funds that are not available to the Policies described in this prospectus.

WHAT ARE THE FUNDS?

Each sub-account invests in a corresponding investment portfolio ("Fund") of an open-end management investment company. The Funds available through this policy are NOT publicly traded. They are only available as variable investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans. The investment advisers of the Funds may manage publicly traded mutual funds with similar names and objectives. However, the Funds are NOT directly related to any publicly traded mutual fund. Consequently, the investment performance of the Funds and any similarly named publicly traded mutual fund may differ substantially.

A summary of investment objectives of each of the Funds is set forth below. Certain Funds have similar investment objectives and/or policies. Therefore, to choose the Sub-Accounts which best meet your needs and objectives, carefully read the prospectuses of the Funds, along with this Prospectus. There can be no assurance that the investment objectives of the Funds can be achieved. Sub-Account values will fluctuate; even a Sub-Account investing in a money market fund may have negative returns, particularly if fees and charges are deducted from the Sub-Account. In some states, insurance regulations may restrict the availability of particular Funds.

MORE DETAILED INFORMATION REGARDING THE INVESTMENT OBJECTIVES, RESTRICTIONS AND RISKS, EXPENSES PAID BY THE FUNDS AND OTHER RELEVANT INFORMATION REGARDING THE FUNDS MAY BE FOUND IN THEIR RESPECTIVE PROSPECTUSES, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)


ADVISER:  ALLMERICA FINANCIAL INVESTMENT MANAGEMENT SERVICES, INC.

AIT CORE EQUITY FUND -- seeks to achieve long-term growth of capital through investments primarily in common stocks and securities convertible into common stocks that are believed to represent significant underlying value in relation to current market prices. Realization of current investment income, if any, is incidental to this objective. The sub-advisers are UBS Global Asset Management (Americas), Inc. and Goldman Sachs Asset Management, L.P.

AIT EQUITY INDEX FUND -- seeks to achieve investment results that correspond to the aggregate price and yield performance of a representative selection of common stocks that are publicly traded in the United States. The Equity Index Fund seeks to achieve its objective by attempting to replicate the aggregate price and yield performance of the Standard & Poor's Composite Index of 500 Stocks. The sub-adviser is Opus Investment Management, Inc.

AIT GOVERNMENT BOND FUND -- seeks high income, preservation of capital and maintenance of liquidity, primarily through investments in debt instruments issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and in related options, futures and repurchase agreements. The sub-adviser is Opus Investment Management, Inc.

AIT MONEY MARKET FUND -- seeks to obtain maximum current income consistent with the preservation of capital and liquidity. The sub-adviser is Opus Investment Management, Inc.

AIT SELECT CAPITAL APPRECIATION FUND -- seeks long-term growth of capital. Realization of income is not a significant investment consideration, and any income realized on the Fund's investments will be incidental to its primary objective. The sub-adviser is T. Rowe Price Associates, Inc.


AIT SELECT GROWTH FUND -- seeks to achieve long-term growth of capital by investing in a diversified portfolio consisting primarily of common stocks selected on the basis of their long-term growth potential. The sub-advisers are GE Asset Management Incorporated and Jennison Associates LLC.


AIT SELECT INTERNATIONAL EQUITY FUND-- seeks maximum long-term total return (capital appreciation and income) primarily by investing in common stocks of established non-U.S. companies. The sub-adviser is Bank of Ireland Asset Management (U.S.) Limited.

AIT SELECT INVESTMENT GRADE INCOME FUND -- seeks as high a level of total return, which includes capital appreciation as well as income, as is consistent with prudent investment management. The sub-adviser is Opus Investment Management, Inc.

AIT SELECT VALUE OPPORTUNITY FUND -- seeks long-term growth of capital by investing primarily in a diversified portfolio of common stocks of small and mid-size companies, whose securities at the time of purchase are considered by the sub-adviser to be undervalued. The sub-adviser is Cramer Rosenthal McGlynn, LLC.


AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

ADVISER:  A I M ADVISORS, INC.


AIM V.I. AGGRESSIVE GROWTH FUND -- seeks to achieve long-term growth of capital.

AIM V.I. BASIC VALUE FUND -- seeks to provide long-term growth of capital.

AIM V.I. BLUE CHIP FUND -- seeks to provide long-term growth of capital with a secondary objective of current income.

AIM V.I. CAPITAL DEVELOPMENT FUND -- seeks long-term growth of capital.

AIM V.I. PREMIER EQUITY FUND -- seeks to achieve long-term growth of capital. Income is a secondary objective.


INVESCO VIF-DYNAMICS FUND -- seeks long-term capital growth. The Fund invests at least 65% of its net assets in common stocks of mid-sized companies. The sub-adviser is INVESCO Institutional (N.A.), Inc.

INVESCO VIF-HEALTH SCIENCES FUND -- seeks capital growth. The Fund normally invests at least 80% of its net assets in equity securities and equity-related instruments of companies that develop, product, or distribute products or services related to health care. The sub-adviser is INVESCO Institutional (N.A.), Inc.


ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)

ADVISER:  ALLIANCE CAPITAL MANAGEMENT, L.P.

ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO -- seeks to provide current income and capital appreciation through investment in dividend-paying common stocks of quality companies.

ALLIANCEBERNSTEIN PREMIER GROWTH PORTFOLIO -- seeks to achieve long-term growth of capital by investing principally in equity securities of a limited number of large, carefully selected, high-quality U.S. companies.

ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing 60 to 90 companies.


ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO -- emphasizes growth of capital and invests for capital appreciation, and only incidentally for current income. The Portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements.

ALLIANCEBERNSTEIN VALUE PORTFOLIO -- seeks to achieve long-term growth of capital by investing primarily in a diversified portfolio of equity securities generally representing at least 125 companies.

DELAWARE VIP TRUST (SERVICE CLASS)


ADVISER: DELAWARE MANAGEMENT COMPANY -- DELAWARE VIP GROWTH OPPORTUNITIES SERIES
ADVISER: DELAWARE INTERNATIONAL ADVISERS LTD -- DELAWARE VIP INTERNATIONAL VALUE
                                                EQUITY SERIES

DELAWARE VIP GROWTH OPPORTUNITIES SERIES -- seeks long-term capital appreciation. The Series invests primarily in common stocks of medium size companies that the management team believes will provide high and consistent earnings growth.

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES -- seeks long-term growth without undue risk to principal. Under normal circumstances, the Series will invest at least 80% of its net assets in equity securities. The Series invests primarily in issuers located outside the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS

ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY


FIDELITY VIP EQUITY-INCOME PORTFOLIO -- seeks reasonable income. The Fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield of securities comprising the Standard & Poor's 500(SM) (S&P 500(R)). The sub-adviser is FMR Co., Inc.


FIDELITY VIP GROWTH PORTFOLIO -- seeks to achieve capital appreciation. The sub-adviser is FMR Co., Inc.


FIDELITY VIP HIGH INCOME PORTFOLIO -- seeks high level of current income, while also considering growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.


FIDELITY VIP OVERSEAS PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited and Fidelity Investments Japan Limited.


FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

ADVISER:  FIDELITY MANAGEMENT & RESEARCH COMPANY

FIDELITY VIP ASSET MANAGER PORTFOLIO -- seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity Investments Money Management, Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP CONTRAFUND(R)PORTFOLIO -- seeks long-term capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO -- seeks to provide capital growth. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.

FIDELITY VIP MID CAP PORTFOLIO -- seeks long-term growth of capital. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc. and Fidelity Investments Japan Limited.


FIDELITY VIP VALUE STRATEGIES FUND -- seeks capital appreciation. The sub-advisers are FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Far East) Inc., Fidelity International Investment Advisors and Fidelity Investments Japan Limited.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (SERVICE CLASS 2)


ADVISER:  FRANKLIN ADVISERS, INC. -- FT VIP FRANKLIN GROWTH AND INCOME
                                     SECURITIES FUND,
                                     FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES
                                     FUND AND
                                     FT VIP FRANKLIN SMALL CAP FUND

ADVISER: FRANKLIN ADVISORY, LLC -- FT VIP FRANKLIN SMALL CAP VALUE SECURITIES
FUND

ADVISER: FRANKLIN MUTUAL ADVISERS, LLC -- FT VIP MUTUAL SHARE SECURITIES FUND
ADVISER: TEMPLETON INVESTMENT COUNSEL, LLC -- FT VIP TEMPLETON FOREIGN SECURITIES FUND


FT VIP FRANKLIN GROWTH AND INCOME SECURITIES FUND -- seeks capital appreciation with current income as a secondary goal. The Fund normally invests mainly in a broadly diversified portfolio of equity that the Fund's manager considers to be financially strong, but undervalued by the market.

FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES FUND -- seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies. For this Fund, large-cap companies are those with market cap values within those of the top 50% of companies in the Russell 1000 Index, at the time of purchase.

FT VIP FRANKLIN SMALL CAP FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies. For this Fund, small-cap companies are those with market cap values not exceeding (i) $1.5 billion; or (ii) the highest market capitalization value in the Russell 2000(R) Index, whichever is greater, at the time of purchase.

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES FUND -- seeks long-term total return. The Fund normally invests in investments of small capitalization companies. For this Fund, small-cap companies are those with market cap values not exceeding $2.5 billion, at the time of purchase. The Fund invests in small companies that Fund's manager believes are undervalued.

FT VIP MUTUAL SHARES SECURITIES FUND -- seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities that the Fund's manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value), including undervalued stocks, merger/risk arbitrage securities and distressed companies.

FT VIP TEMPLETON FOREIGN SECURITIES FUND -- seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

JANUS ASPEN SERIES (SERVICE SHARES)


ADVISER:  JANUS CAPITAL

JANUS ASPEN GROWTH AND INCOME PORTFOLIO -- seeks long-term capital growth and current income.

JANUS ASPEN GROWTH PORTFOLIO -- seeks long-term growth of capital in a manner consistent with the preservation of capital.

MFS(R) VARIABLE INSURANCE TRUST(SM) (SERVICE CLASS)


ADVISER: MFS INVESTMENT MANAGEMENT(R)

MFS(R) MID CAP GROWTH SERIES -- seeks long-term growth of capital.

MFS(R) NEW DISCOVERY SERIES -- seeks capital appreciation.

MFS(R) TOTAL RETURN SERIES -- seeks mainly to provide above-average income consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

MFS(R) UTILITIES SERIES -- seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities).


OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)


ADVISER:  OPPENHEIMERFUNDS, INC.


OPPENHEIMER BALANCED FUND/VA -- seeks a high total investment return, which includes current income and capital appreciation in the value of its shares. This Fund was formerly known as Oppenheimer Multiple Strategies Fund/VA.


OPPENHEIMER CAPITAL APPRECIATION FUND/VA -- seeks capital appreciation by investing in securities of well-known, established companies.

OPPENHEIMER GLOBAL SECURITIES FUND/VA -- seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities


OPPENHEIMER HIGH INCOME FUND/VA -- seeks a high level of current income from investment in lower-grade, high-yield debt securities.


OPPENHEIMER MAIN STREET FUND/VA -- seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.


PIONEER VARIABLE CONTRACTS TRUST (CLASS II)


ADVISER: PIONEER INVESTMENT MANAGEMENT, INC.

PIONEER EMERGING MARKETS VCT PORTFOLIO -- invests primarily in securities of emerging market issuers for long-term growth of capital.

PIONEER REAL ESTATE SHARES VCT PORTFOLIO -- invests primarily in equity securities of REITs and other real estate industry issuers for long-term growth of capital. Current income is the portfolio's secondary investment objective.

SCUDDER INVESTMENT VIT FUNDS


ADVISER: DEUTSCHE ASSET MANAGEMENT INC.

SCUDDER VIT EAFE EQUITY INDEX -- seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International ("MSCI") EAFE(R) Index which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East. The Fund will pursue its objective by investing primarily in the securities of the companies included in the benchmark and derivative instruments, such as future contracts and options, relating to the benchmark. The sub-adviser is Northern Trust Investments, Inc.

SCUDDER VIT SMALL CAP INDEX -- seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index which emphasizes stocks of small U.S. companies. The Fund will pursue its instruments, such as future contracts and options, relating to the benchmark. The sub-adviser is Northern Trust Investments, Inc.

SCUDDER VARIABLE SERIES II

ADVISER: DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.


SCUDDER TECHNOLOGY GROWTH PORTFOLIO -- seeks growth of capital. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks of U.S. companies in the technology sector.

SVS DREMAN FINANCIAL SERVICES PORTFOLIO -- seeks to provide long-term capital appreciation. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities (mainly common stocks) of financial services companies. The sub-adviser is Dreman Value Management L.L.C.


T. ROWE PRICE INTERNATIONAL SERIES, INC.

ADVISER:  T. ROWE PRICE INTERNATIONAL, INC.


T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO-- seeks long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies. The sub-adviser is T. Rowe Price Associates, Inc.


If there is a material change in the investment policy of a fund, we will notify you of the change. If you have Policy Value allocated to that fund, you may without charge reallocate the Policy Value to another fund or to the Fixed Account. We must receive your written request within 60 days of the LATEST of the:

   -  Effective date of the change in the investment policy OR
   -  Receipt of the notice of your right to transfer.

                                   THE POLICY

The Company is not currently issuing new Policies. This Prospectus provides only a very brief overview of the more significant aspects of the Policy and of the Company's administrative procedures, for the benefit of the Company's current Policyowners. The Policy together with its attached application constitutes the entire agreement between you and the Company.

HOW DO I COMMUNICATE WITH THE COMPANY?

You may contact us at the address or telephone number shown on the back cover of this Prospectus or by contacting your financial representative.

EFFECTIVE DATE OF TRANSACTIONS
Once your Policy is in force, the effective date of payments, forms and requests you send is usually determined by the day and time we receive the item in good order at the mailing address that appears in this Prospectus. "Good order" means that we have received all information, letters, forms or other documents, completed to our satisfaction, which we believe are necessary to process the transaction. Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive in good order before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be effective as of the end of that day, unless the transaction is scheduled to occur on another business day. If we receive your payment or request after the close of business on a business day, your payment or request will be effective as of the end of the next business day. If a scheduled transaction falls on a day that is not a business day, we'll process it as of the end of the next business day.

Other forms, notices and requests are normally effective on the day that we receive them in good order, unless the transaction is scheduled to occur on another business day. Assignments, change of owner and change of beneficiary forms are effective as of the day you sign the assignment or form, once we receive them in good order.

WRITTEN REQUESTS
Whenever this Prospectus refers to a communication as a "written request," it means in writing, in form and substance reasonably satisfactory to us, and received at the mailing address indicated on the front cover of this Prospectus. We will process the transaction when the written request is received in good order. For some transactions, including assignments and surrender of the Policy, we require you to use Company-approved forms. You may obtain Company-approved forms by calling 1-800-533-7881.

TELEPHONE REQUESTS
You have the privilege to make telephone requests. The Company and our agents and affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others things, requiring some form of personal identification prior to acting upon instructions received by telephone. All transfer instructions by telephone are tape recorded.

We cannot guarantee that you will always be able to reach us to complete a telephone transaction. We reserve the right to modify or discontinue the privilege to make requests by telephone at any time without prior notice. Under these circumstances, you should submit your request in writing or other form acceptable to us.

HOW DO I APPLY FOR A POLICY?

The Company is not currently issuing new Policies. The following describes the Company's past procedures used in issuing the Policies.

After receiving a completed application or enrollment form from a prospective Policy owner, we begin underwriting to decide the insurability of the proposed Insured. We may require medical examinations and other information before deciding insurability. We issue a Policy only after underwriting has been completed. We may reject an application or enrollment form that does not meet our underwriting guidelines, but in underwriting insurance, the Company complies with all applicable federal and state prohibitions concerning unfair discrimination.

If a prospective Policy owner makes an initial payment of at least one minimum monthly payment, we will provide fixed conditional insurance during underwriting. The fixed conditional insurance will be the insurance applied for, up to a maximum of $500,000, depending on age and underwriting class. This coverage will continue for a maximum of 90 days from the date of the application or enrollment form or, if required, the completed medical exam. If death is by suicide, we will return only the premium paid.

If no fixed conditional insurance was in effect, on Policy delivery we will require a sufficient payment to place the insurance in force. If you made payments before the date of issue, we will allocate the payments to the Fixed Account. IF THE POLICY IS NOT ISSUED AND ACCEPTED BY YOU, THE PAYMENTS WILL BE RETURNED TO YOU WITHOUT INTEREST.

If the Policy is issued, we will allocate your Policy Value on issuance according to your instructions. However, if your Policy provides for a full refund of payments under its "Right to Examine Policy" provision as required in your state, we will initially allocate your sub-account investments to the AIT Money Market Fund. This allocation to the AIT Money Market Fund will be until the fourth day after the expiration of the "Right to Examine Policy" provision of your policy.

After this, we will allocate all amounts according to your investment choices.

CAN I EXAMINE AND CANCEL THE POLICY OR AN INCREASE IN FACE AMOUNT?

Yes. The Policy provides for a "free look" period. You have the right to examine and cancel your Policy by returning it to us or to one of our representatives on or before 10 days after you receive the Policy. There may be a longer period in certain jurisdictions; see the "Right to Examine Policy" provision in your Contract.

The "Right to Examine Policy" provision of your Policy describes the refund provisions that are in effect in your state. Some states require a full refund of your entire payments. Where required by state law, however, your refund will be the GREATER of

   -  Your entire payment OR
   - The Policy Value PLUS deductions under the Policy for taxes, charges or fees.

If your Policy does not provide for a full refund, you will receive

   -  Amounts allocated to the Fixed Account PLUS
   -  The Policy Value in the Variable Account PLUS
   -  All fees, charges and taxes which have been imposed.

We will generally mail a refund to you within seven days. We may delay a refund of any payment made by check until the check has cleared your bank.

INCREASES IN FACE AMOUNT
After an increase in Face Amount, you also have a right to cancel the increase. After an increase in Face Amount, we will mail or deliver a notice of the free look for the increase. You will have the right to cancel the increase on or before the 10 days after you receive the notice. There may be a longer period in certain jurisdictions; see the "Right to Examine Policy" provision in your Contract.

On canceling the increase, you will receive a credit to your Policy Value of the charges deducted for the increase. Upon request, we will refund the amount of the credit to you. We will waive any surrender charge computed for the increase.

WHAT ARE THE ADVANTAGES OR DISADVANTAGES OF THE TERM RIDER?

The Policy may be issued with a Term Rider that is attached to the Policy. Life insurance protection can be provided entirely through the Death Benefit provided by the Policy (called "base coverage") or it can be provided through a combination of base coverage and term insurance protection provided by the Term Rider. The minimum amount of term insurance protection that may be purchased under the Term Rider is $50,000, while the maximum amount cannot exceed 8 (eight) times the base coverage under the Policy as of the date of issue.

Depending upon your circumstances, there may be certain advantages and disadvantages in purchasing insurance protection under the Term Rider:

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   -  The Policy's Surrender Charge and Monthly Expense Charge do not apply to the Term Rider.
   - Currently, we charge lower cost of insurance ("COI") rates for coverage under the Term Rider than for the base coverage under the Policy. We reserve the right to change the current COI rates both for the Term Rider and for the base coverage under the Policy. The guaranteed maximum COI rates for the Term Rider are higher than the guaranteed maximum COI rates for the base coverage under the Policy.
   - As a result of the above, if the current COI charges for the Term Rider are lower than the COI charges for the base Policy, a Policy with a Term Rider will generally have either (1) a lower premium or (2) if the premium is the same, a higher build-up in Policy Value, as compared to a Policy issued with only base coverage. Conversely, if the COI charges for the Term Rider are higher than the COI for the base policy, a Policy with a Term Rider may have a (1) a higher premium or (2) a lower build-up in Policy value, as compared to a Policy issued only with base coverage.
   - Under the Term Rider, the term insurance coverage ends at age 100. In contrast, the "base coverage" under the Policy continues for the life of the insured, as long as the Policy is in effect on the Policy anniversary nearest the Insured's age 100.
   - If the Guaranteed Death Benefit is in effect, its guaranty only applies to the base coverage under the Policy and not to the term insurance coverage under the Term Rider. (The Guaranteed Death Benefit is not available in all states.)
   - In the event of the terminal illness of the insured or permanent confinement in a nursing home, the term insurance coverage under the Term Rider is not available for acceleration under the Living Benefit Rider. (The Living Benefit Rider is not available in all states.)


In the event the Death Benefit is increased pursuant to the Guideline Minimum Death Benefit provisions (see DEATH BENEFIT - What is the Guideline Minimum Death Benefit? and What are the Guideline Premium Test and Cash Value Accumulation Test?): (1) the term insurance benefit under the Term Rider will be automatically reduced by the amount of any increase in the benefit.


CAN I MAKE FUTURE CHANGES UNDER MY POLICY?

Yes. There are several changes you can make after receiving your Policy, within limits. You may:

   -  Cancel your Policy under its right-to-examine provision
   -  Transfer your ownership to someone else
   -  Change the beneficiary
   - Change the allocation of payments, with no tax consequences under current law
   -  Make transfers of Policy Value among the funds
   -  Adjust the Death Benefit by increasing or decreasing the Face Amount
   - Change your choice of Death Benefit Options between Death Benefit Option 1 and Death Benefit Option 2
   -  Add or remove certain optional insurance benefits

CAN I CHANGE THE FACE AMOUNT OF THE POLICY?

You may increase or decrease the Face Amount by written request. An increase or decrease in the Face Amount takes effect on the LATER of the:

   - The monthly processing date on or next following date of receipt of your written request or
   - The date of approval of your written request, if evidence of insurability is required

INCREASES IN THE FACE AMOUNT
You must submit with your written request for an increase satisfactory evidence of insurability. The consent of the Insured is also required whenever the Face Amount is increased. An increase in Face Amount may not be less than $10,000. You may not increase the Face Amount after the Insured reaches age 85. A written request for an increase must include a payment if the policy value less debt is less than the sum of three minimum monthly payments.

We will also compute a new surrender charge based on the amount of the increase. An increase in the Face Amount will increase the insurance protection amount and, therefore, the Monthly Insurance Protection charges. After increasing the Face Amount, you will have the right, during a free-look period, to have the increase canceled. If you exercise this right, we will credit to your Policy the charges deducted for the increase, unless you request a refund of these charges.

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DECREASES IN THE FACE AMOUNT

You may decrease the Face Amount by written request. The minimum amount for a decrease in Face Amount is $10,000. The minimum Face Amount required after a decrease is $50,000. If

   - you have chosen the Guideline Premium Test and the Policy would not comply with the maximum payment limitations under federal tax law; and
   - If you have previously made payments in excess of the amount allowed for the lower Face Amount, then the excess payments will first be used to repay Outstanding Loans, if any. If there are any remaining excess payments, we will pay any such excess to you. A return of Policy Value may result in tax liability to you.

A decrease in the Face Amount will lower the insurance protection amount and, therefore, the Monthly Insurance Protection charge. In computing the Monthly Insurance Protection charge, a decrease in the Face Amount will reduce the Face Amount in the following order:

   -  the Face Amount provided by the most recent increase;
   -  the next most recent increases successively; and
   -  the initial Face Amount

On a decrease in the Face Amount, we will deduct from the Policy Value, if applicable, any surrender charge. You may allocate the deduction to one sub-account. If you make no allocation, we will make a pro-rata allocation. We will reduce the surrender charge by the amount of any surrender charge deducted.

HOW DO I MAKE PAYMENTS?

Payments are payable to the Companies. Payments may be made by mail to the address indicated in this prospectus or through our authorized representative. All payments after the initial payment are credited to the Variable Account or Fixed Account on the date of receipt at the Principal Office Payments we receive in proper from before the close of business (usually 4:00 p.m. Eastern time, or the close of the New York Stock Exchange, if earlier) on a business day will normally be credited to the Variable Account or the Fixed Account as of the end of that day. If we receive your payment after the close of business on a business day, your payment or request will be effective as of the end of the next business day.

You may establish a schedule of planned payments. If you do, we will bill you at regular intervals. Making planned payments will not guarantee that the Policy will remain in force. The Policy will not necessarily lapse if you fail to make planned payments. You may make unscheduled payments before the Final Payment Date or skip planned payments. If the Guaranteed Death Benefit is in effect, there are certain minimum payment requirements.

PREMIUM FLEXIBILITY
The Policy does not limit payments as to frequency and number. As long as a payment does not increase the death benefit by more than the amount of the payment, additional payments may be made at any time before the Final Payment Date. However, you must provide evidence of insurability as a condition to our accepting any payment that would increase the Insurance Protection Amount (the death benefit less the Policy Value). If a payment would increase the Insurance Protection Amount, we will return the payment to you. We will not accept any additional payments which would increase the Insurance Protection Amount and shall not provide any additional death benefit until (1) evidence of insurability for the Insured has been received by the Company and (2) the Company has notified you that the Insured is in a satisfactory underwriting class. You may then make payments that increase the Insurance Protection Amount for 60 days (but not later than the Final Payment Date) following the date of such notification by us.

No payment may be less than $100 without our consent. You may choose a monthly automatic payment method of making payments. Under this method, each month we will deduct payments from your checking account and apply them to your Policy. The minimum automatic payment allowed is $50. Payments must be sufficient to provide a positive policy value (less Outstanding Loans) at the end of each Policy month or the Policy may lapse.

During the first 48 Policy months following the Date of Issue or an increase in Face Amount, a guarantee may apply to prevent the Policy from lapsing. The guarantee will apply during this period if you make payments that, when reduced by policy loans, partial withdrawals and partial withdrawal costs, equal or exceed the required minimum monthly payments. The required minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. MAKING MONTHLY PAYMENTS EQUAL TO THE MINIMUM MONTHLY PAYMENTS DOES NOT GUARANTEE THAT THE POLICY WILL REMAIN IN FORCE, EXCEPT AS STATED IN THIS PARAGRAPH.

Under Death Benefit Option 1 and Death Benefit Option 2, total payments may not exceed the current maximum payment limits under federal tax law. These limits will change with a change in Face Amount, underwriting reclassifications, the addition or deletion of an optional insurance benefit, or a change between Death Benefit Option 1 and Death Benefit Option 2. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year. See TERMINATION AND REINSTATEMENT.

HOW DO I ALLOCATE MY NET PAYMENTS?

The net payment equals the payment made less the payment expense charge. In the application or enrollment form for your Policy, you decide the initial allocation of the net payment among the Fixed Account and the sub-accounts. You may allocate payments to one or more of the sub-accounts. The minimum amount that you may allocate to a sub-account is 1.00% of the net payment. Allocation percentages must be in whole numbers (for example, 33(1)/3% may not be chosen) and must total 100%.

If your Policy provides for a full refund under its "Right to Examine Policy" provision as required in your state, we will allocate all sub-account investments to the AIT Money Market Fund until the fourth day after the expiration of the "Right to Examine Policy" provision of your policy. After this, we will allocate all amounts as you have chosen.

FUTURE CHANGES ALLOWED


You may change the allocation of future net payments by written request or telephone request. An allocation change will take effect on the date of receipt of the request in good order at the Principal Office. No charge is currently imposed for changing payment allocation instructions. We reserve the right to impose a charge in the future, but guarantee that the charge will not exceed $25.


CAN I MAKE TRANSFERS AMONG THE ACCOUNTS?


Yes. Subject to our then current rules, you may transfer amounts among the sub-accounts or between a sub-account and the Fixed Account. (You may not transfer that portion of the Policy Value held in the Fixed Account that secures a Policy loan.) We will make transfers at your written request or telephone request, as described below. Transfers are effected at the value next computed after receipt of the transfer request in good order. If we receive a transfer request after the close of business (generally 4:00 p.m. Eastern time or the close of the New York Stock Exchange, if earlier), it will be effected at the end of the next business day.


IS THE TRANSFER PRIVILEGE SUBJECT TO ANY LIMITATIONS?

Yes. The transfer privilege is subject to our consent. We reserve the right to impose limits on transfers including, but not limited to, the:

   -  Minimum or maximum amount that may be transferred,
   - Minimum amount that may remain in a sub-account following a transfer from that sub-account,
   -  Minimum period between transfers, and
   -  Maximum number of transfers in a period.

Transfers to and from the Fixed Account are currently permitted only if:

   - the amount transferred from the Fixed Account in each transfer may not exceed the lesser of $100,000 or 25% of the Policy Value under the Policy.
   - You may make only one transfer involving the Fixed Account in each policy quarter.

If you request a transfer from a Sub-Account that is higher than your Policy Value in the Sub-Account on the Valuation Date for the transfer request (for example, if you request a transfer of $100 from a Sub-Account and the Policy Value in the Sub-Account is only $98 on the Valuation Date), we will transfer all of the Policy Value in the Sub-Account.

Currently, the first 12 transfers in a Policy year are free. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but we guarantee the charge will never exceed $25. Any transfers made for a conversion privilege, policy loan or material change in investment policy or under an automatic transfer option will not count toward the 12 free transfers.

These rules are subject to change by the Company.

ARE THERE RESTRICTIONS ON MARKET TIMERS?

Yes. The Policy is not designed for use by individuals, professional market timing organizations, or other entities that do "market timing," programmed transfers, frequent transfers, or transfers that are large in relation to the total assets of an Underlying Fund. These and similar activities may adversely affect a Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Policyowners. Accordingly, individuals and organizations that use market-timing investment strategies and make frequent transfers should not invest in the Policy.

In order to prevent "market timing" activities that may harm or disadvantage other Policyowners, the Company may (a) reject or restrict any specific purchase and transfer requests and (b) impose specific limitations with respect to market timers, including restricting transfers by market timers to certain Underlying Funds. In addition, some of the Underlying Funds have reserved the right to temporarily or permanently refuse purchase or transfer requests from the Company if, in the judgment of the Underlying Fund's investment adviser, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. Accordingly, the Company may not be in a position to effect certain transfers requested by market timers and may refuse such transfer requests without prior notice. We reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Policyowners. If any of these actions are taken, we will notify the market timer of the action as soon as practicable.

IS THERE A DOLLAR-COST AVERAGING OPTION OR AUTOMATIC REBALANCING OPTION?

Yes. You may have automatic transfers of at least $100 a month made on a periodic basis:


   - from the Sub-Accounts which invest in the AIT Money Market Fund, AIT Government Bond Fund, and the Fixed Account, respectively, to one or more of the other Sub-Accounts ("Dollar-Cost Averaging Option"), or


   - to reallocate Policy Value among the Sub-Accounts ("Automatic Rebalancing Option").

Automatic transfers may be made on a monthly, bi-monthly, quarterly, semi-annual or annual schedule. The first automatic transfer counts as one transfer towards the 12 free transfers allowed in each Policy year; each subsequent automatic transfer is without charge and does not reduce the remaining number of transfers which may be made free of charge. Generally, all transfers will be processed on the 15th of each scheduled month. If the 15th is not a business day, however, or is the Monthly Payment Date, the automatic transfer will be processed on the next business day. The Dollar-Cost Averaging Option and the Automatic Rebalancing Option may not be in effect at the same time.

If the policy goes into a grace period (see WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY? under TERMINATION AND REINSTATEMENT), automatic Dollar Cost Averaging and Automatic Account Rebalancing transactions are suspended. If you make sufficient payments to keep the policy in force, Dollar Cost Averaging and Automatic Account Rebalancing will resume with the next scheduled automatic transaction.

CAN I CONVERT MY POLICY INTO A FIXED POLICY?

Once during the first 24 months after the Date of Issue or after the effective date of an increase in Face Amount (assuming the Policy is in force), you may convert your Policy without Evidence of Insurability to a flexible premium adjustable life insurance policy with fixed and guaranteed minimum benefits. Assuming that there have been no increases in the initial Face Amount, you can accomplish this within 24 months after the Date of Issue by transferring, without charge, the Policy Value in the Variable Account to the General Account and by simultaneously changing your premium allocation instructions to allocate future premium payments to the General Account. Within 24 months after the effective date of each increase, you can transfer, without charge, all or part of the Policy Value in the Variable Account to the General Account and simultaneously change your premium allocation instructions to allocate all or part of future premium payments to the General Account.

Where required by state law, at your request the Company will issue a flexible premium adjustable life insurance Policy to you. The new Policy will have the same Face Amount, Issue Age, Dates of Issue, and Premium Class as the original Policy.

CAN I MAKE POLICY LOANS?

You may borrow money secured by your Policy Value at any time by written request, except during the Free Look Period. There is no minimum loan amount. The maximum total loan amount you may borrow is 100% of the difference between Policy Value and surrender charges. We will usually pay the loan within seven days after we receive the written request, but we may delay the payment of loans as stated in OTHER INFORMATION - "CAN THE COMPANY DELAY PAYMENTS TO ME?"

A Policy loan may be allocated among the General Account and one or more Sub-Accounts. If you do not make an allocation, the Company will make a Pro-Rata Allocation based on the amounts in the Accounts on the date the Company receives the loan request. The Policy Value in each Sub-Account equal to the Policy loan allocated to such Sub-Account will be transferred to the General Account as security for the loan, and the number of Accumulation Units equal to the Policy Value so transferred will be canceled. This will reduce the Policy Value in these Sub-Accounts. These transactions are not treated as transfers for purposes of the transfer charge.

NON-PREFERRED LOAN
We will charge interest on the amount of the loan at an annual rate of interest that is guaranteed not to exceed 6%. The loan interest rate charged by us accrues daily. However, we will also credit interest on the Policy Value securing the loan that is transferred to the Fixed Account. As long as the Policy is in force, the Policy Value in the General Account that is security for the loan will be credited with interest at an effective annual yield of at least 4.00% per year. NO OTHER INTEREST WILL BE CREDITED.

PREFERRED LOAN OPTION
The preferred loan option is automatically available to you, unless you request otherwise. The preferred loan option is available on that part of an Outstanding Loan that is attributable to policy earnings. The term "policy earnings" means that portion of the Policy Value that exceeds the sum of the payments made less all partial withdrawals and partial withdrawal charges.

The annual loan interest rate charged for Preferred Loans is guaranteed not to exceed 4.50% The loan interest accrues daily. As long as the Policy is in force, the Policy Value in the General Account that is security for the loan amount will be credited with interest at an effective annual yield of at least 4.00% per year. NO OTHER INTEREST WILL BE CREDITED.

A request for a preferred loan after the Final Payment Date will terminate the optional Guaranteed Death Benefit. You may change a preferred loan to a non-preferred loan at any time upon written request. There is some uncertainty as to the tax treatment of a preferred loan, which may be treated as a taxable distribution from the Policy. You should consult a qualified tax adviser (and see FEDERAL TAX CONSIDERATIONS).

REPAYMENT OF OUTSTANDING LOANS
You may repay any loans before Policy lapse. We will allocate that part of the Policy Value in the Fixed Account that secured a repaid loan to the sub-accounts and Fixed Account according to your instructions. If you do not make a repayment allocation, we will allocate Policy Value according to your most recent payment allocation instructions. However, loan repayments allocated to the Variable Account cannot exceed Policy Value previously transferred from the Variable Account to secure the Outstanding Loan.

If the Outstanding Loan exceeds the policy value less the next monthly deduction, the Policy will terminate. We will mail a notice of termination to the last known address of you and any assignee. If you do not make sufficient payment within 62 days after this notice is mailed, the Policy will terminate with no value. See TERMINATION AND REINSTATEMENT. The foreclosure of an Outstanding Loan will terminate the optional Guaranteed Death Benefit.

EFFECT OF POLICY LOANS
Policy loans may be repaid at any time prior to the lapse of the Policy. However, because Policy loans do not participate in the investment experience of the Separate Account, Policy loans will permanently affect the Policy Value and Surrender Value and may permanently affect the Death Proceeds, whether or not the loan is repaid. The effect could be favorable or unfavorable, depending upon whether the investment performance of the Sub-Account(s) is less than or greater than the interest credited to the Policy Value in the General Account that is security for the loan. Outstanding Policy loans and the accrued interest will be deducted from the proceeds payable upon the death of the Insured or surrender.

We will deduct any Outstanding Loan from the proceeds payable is the Policy is surrendered or when the Insured dies.

CAN I SURRENDER THE POLICY?


You may surrender the Policy and receive its surrender value. You must use Company-approved forms to surrender the Policy. You may obtain Company-approved forms by calling 1-800-533-7881. The Surrender Value will be calculated as of the Valuation Date on which the Policy and completed surrender forms are received in good order at the Principal Office.


The surrender value is:

   -  The Policy Value MINUS
   -  Any Outstanding Loan and surrender charges

We will deduct a surrender charge if you surrender the Policy within 10 full Policy years of the Date of Issue or increase in Face Amount.

The surrender value may be paid in a lump sum or under a payment option then offered by us. We will normally pay the surrender value within seven days following our receipt of written request. We may delay benefit payments under certain circumstances; see OTHER POLICY PROVISIONS - CAN THE COMPANY DELAY PAYMENTS TO ME?

A surrender may have tax consequences. See FEDERAL TAX CONSIDERATIONS.

CAN I MAKE PARTIAL WITHDRAWALS?

After the first Policy year, you may withdraw part of the surrender value of your Policy on written request. A partial withdrawal may be subject to Partial Withdrawal Charges, and may have tax consequences. See FEDERAL TAX CONSIDERATIONS. A partial withdrawal after the Final Payment Date will terminate a Guaranteed Death Benefit.

Each partial withdrawal must be at least $500. Your written request must state the dollar amount you wish to receive. You may allocate the amount withdrawn among the sub-accounts and the Fixed Account. If you do not provide allocation instructions, we will make a pro-rata allocation. We will normally pay the partial withdrawal within seven days following our receipt of written request. We may delay payment as described in OTHER INFORMATION - "CAN THE COMPANY DELAY PAYMENTS TO ME?"

Under Death Benefit Option 1 and Death Benefit Option 3 (the Level Death Benefit Options), the Face Amount is reduced by the partial withdrawal. We will not allow a partial withdrawal if it would reduce the Face Amount below $40,000. On a partial withdrawal from a sub-account, we will cancel the number of units equal in value to the amount withdrawn. The amount withdrawn will be the amount you requested plus the partial withdrawal costs.

HOW IS THE POLICY VALUE CALCULATED?

The Policy Value is the total value of your Policy. It is the SUM of your accumulation in the fixed account PLUS The value of your Units in the sub-accounts. There is no guaranteed minimum policy value. Policy value on any date depends on variables that cannot be predetermined.

Your Policy Value is affected by the:

   -  Frequency and amount of your net payments
   -  Interest credited in the Fixed Account
   -  Investment performance of your sub-accounts

   -  Partial withdrawals
   -  Loans, loan repayments and loan interest paid or credited
   -  Charges and deductions under the Policy
   -  Death Benefit Option

COMPUTING POLICY VALUE
We compute the Policy Value on the Date of Issue and on each Valuation Date. On the Date of Issue, the Policy Value is:

   -  Accumulations in the Fixed Account, MINUS
   -  The Monthly Deductions due

On each Valuation Date after the Date of Issue, the Policy Value is the SUM of:

   -  Accumulations in the Fixed Account PLUS
   -  The SUM of the products of:
       -  The number of units in each sub-account TIMES
       -  The value of a unit in each sub-account on the Valuation Date

THE UNIT
We allocate each net payment to the sub-accounts you selected. We credit allocations to the sub-accounts as units. Units are credited separately for each sub-account. The number of units of each sub-account credited to the Policy is the QUOTIENT of:

   -  That part of the net payment allocated to the sub-account DIVIDED BY
   - The dollar value of a unit on the Valuation Date the payment is received at our Principal Office.

The number of units will remain fixed unless changed by a split of unit value, transfer, partial withdrawal or surrender. Also, each deduction of charges from a sub-account will result in cancellation of units equal in value to the amount deducted.

The dollar value of a unit of a sub-account varies from Valuation Date to Valuation Date based on the investment experience of that sub-account. This investment experience reflects the investment performance, expenses and charges of the fund in which the sub-account invests. The value of each unit was set at $1.00 on the first Valuation Date of each sub-account. The value of a unit on any Valuation Date is the PRODUCT of:

   -  The dollar value of the unit on the preceding Valuation Date TIMES
   -  The net investment factor.

Valuation Dates currently occur on each day on which the New York Stock Exchange is open for trading, and on such other days (other than a day during which no payment, partial withdrawal, or surrender of a Policy is received) when there is a sufficient degree of trading in an Underlying Fund's securities such that the current net asset value of the Sub-Accounts may be affected materially.

NET INVESTMENT FACTOR
The net investment factor measures the investment performance of a sub-account during the valuation period just ended. The net investment factor for each sub-account is 1.0000 PLUS the QUOTIENT of:

   - The investment income of that sub-account for the valuation period, adjusted for realized and unrealized capital gains and losses and for taxes during the valuation period, DIVIDED BY

   - The value of that sub-account's assets at the beginning of the valuation period

The net investment factor may be greater or less than one.

                                THE DEATH BENEFIT

WHAT IS THE GUIDELINE MINIMUM DEATH BENEFIT?

In order to qualify as "life insurance" under the Federal tax laws, this Policy must provide a Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be determined as of the date of death. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage factor for the Insured's attained age. If Death Benefit Option 3 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage for the Insured's attained age, sex, and underwriting class.

WHAT ARE THE GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST?

Federal tax law requires a Guideline Minimum Death Benefit in relation to Policy Value for a Contract to qualify as life insurance. Under current Federal tax law, either the Guideline Premium Test or the Cash Value Accumulation Test can be used to determine if the Contract complies with the definition of "life insurance" under the Code. At the time of application, you may elect either of the tests. If you elect the Guideline Premium Test, you will have the choice of electing Death Benefit Option 1 or Death Benefit Option 2. If you elect the Cash Value Accumulation Test, Death Benefit Option 3 will apply.

There are two main differences between the Guideline Premium Test and the Cash Value Accumulation Test. First, the Guideline Premium Test limits the amount of premium that may be paid into a Contract, while no such limits apply under the Cash Value Accumulation Test. Second, the factors that determine the Guideline Minimum Death Benefit relative to the Policy Value are different. APPLICANTS FOR A POLICY SHOULD CONSULT A QUALIFIED TAX ADVISER IN CHOOSING BETWEEN THE GUIDELINE PREMIUM TEST AND THE CASH VALUE ACCUMULATION TEST AND IN CHOOSING A DEATH BENEFIT OPTION.

The Guideline Premium Test limits the amount of premiums payable under a Contract to a certain amount for an Insured of a particular age, sex, and underwriting class. Under the Guideline Premium Test, you may choose between Death Benefit Option 1 or Death Benefit Option 2, as described below. After issuance of the Contract, you may change the selection from Death Benefit Option 1 to Death Benefit Option 2, or vice versa.

The Cash Value Accumulation Test requires that the Death Benefit must be sufficient so that the cash Surrender Value does not at any time exceed the net single premium required to fund the future benefits under the Contract. Under the Cash Value Accumulation Test, required increases in the Guideline Minimum Death Benefit (due to growth in Policy Value) will generally be greater than under the Guideline Premium Test. If you choose the Cash Value Accumulation Test, ONLY Death Benefit Option 3 is available. You may NOT switch between Death Benefit Option 3 to Death Benefit Option 1 or to Death Benefit Option 2, or vice versa.

WHAT ARE THE  DEATH BENEFIT OPTIONS?
DEATH BENEFIT OPTION 1 -- LEVEL DEATH BENEFIT WITH GUIDELINE PREMIUM TEST

Under Option 1, the Death Benefit is equal to the greater of the Face Amount or the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will remain level unless the Guideline Minimum Death Benefit is greater than the Face Amount. If the Guideline Minimum Death Benefit is greater than the Face Amount, the Death Benefit will vary as the Policy Value varies.

Death Benefit Option 1 will offer the best opportunity for the Policy Value to increase without increasing the Death Benefit as quickly as it might under the other options. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 2 -- ADJUSTABLE DEATH BENEFIT WITH GUIDELINE PREMIUM TEST Under Option 2, the Death Benefit is equal to the greater of (1) the Face Amount plus the Policy Value or (2) the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will vary as the Policy Value changes, but will never be less than the Face Amount.

Death Benefit Option 2 will offer the best opportunity to have an increasing Death Benefit as early as possible. The Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. The Death Benefit will never go below the Face Amount.

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DEATH BENEFIT OPTION 3 -- LEVEL DEATH BENEFIT WITH CASH VALUE ACCUMULATION TEST
Under Option 3, the Death Benefit will equal the greater of (1) the Face Amount or (2) the Policy Value multiplied by the applicable factor as set forth in the Policy. The applicable factor depends upon the Underwriting Class, sex (unisex if required by law), and then-attained age of the Insured. The factors decrease slightly from year to year as the attained age of the Insured increases.

Death Benefit Option 3 will offer the best opportunity for an increasing death benefit in later Policy years and/or to fund the Policy at the "seven-pay" limit for the full seven years. When the Policy Value multiplied by the applicable death benefit factor exceeds the Face Amount, the Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. However, the Death Benefit will never go below the Face Amount.

ALL OF THE DEATH BENEFIT OPTIONS MAY NOT BE AVAILABLE IN ALL STATES.

CAN I CHANGE BETWEEN DEATH BENEFIT OPTIONS?

You may change between Death Benefit Option 1 and Death Benefit Option 2 once each Policy year by written request. YOU MAY NOT CHANGE BETWEEN DEATH BENEFIT OPTION 3 TO DEATH BENEFIT OPTION 1 OR TO DEATH BENEFIT OPTION 2, OR VICE VERSA. Changing options may require evidence of insurability. The change takes effect on the monthly processing date on or following the date of underwriting approval. We will impose no charge for changes in Death Benefit Options.

CHANGE FROM DEATH BENEFIT OPTION 1 TO DEATH BENEFIT OPTION 2
If you change Death Benefit Option 1 to Death Benefit Option 2, we will decrease the Face Amount to equal:
   -  The death benefit MINUS
   -  The Policy Value on the date of the change

The change may not be made if the Face Amount would fall below $50,000. After the change from Death Benefit Option 1 to Death Benefit Option 2, future Monthly Insurance Protection charges may be higher or lower than if no change in option had been made. However, the insurance protection amount will always equal the Face Amount, unless the Guideline Minimum Death Benefit applies.

CHANGE FROM DEATH BENEFIT OPTION 2 TO DEATH BENEFIT OPTION 1
If you change Death Benefit Option 2 to Death Benefit Option 1, we will increase the Face Amount by the Policy Value on the date of the change. The death benefit will be the GREATER of:

   -  The new Face Amount or
   -  The Guideline Minimum Death Benefit under Death Benefit Option 1

After the change from Death Benefit Option 2 to Death Benefit Option 1, an increase in Policy Value will reduce the insurance protection amount and the Monthly Insurance Protection charge. A decrease in Policy Value will increase the insurance protection amount and the Monthly Insurance Protection charge.

A change in Death Benefit Option may result in total payments exceeding the then current maximum payment limitation under federal tax law. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year.

A change from Death Benefit Option 2 to Death Benefit Option 1 within five policy years of the Final Payment Date will terminate a Guaranteed Death Benefit.

WHAT IS THE NET DEATH BENEFIT?

The Policy provides three Death Benefit Options: Death Benefit Option 1, Death Benefit Option 2, and Death Benefit Option 3, as described above. If the Policy is in force on the Insured's death, we will, upon due proof of death, pay the Net Death Benefit under the applicable Death Benefit Option to the named beneficiary. We will normally pay the Net Death Benefit within seven days of receiving due proof of the Insured's death, but we may delay payment of Net Death Benefits. The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option.

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The Net Death Benefit depends on the current Face Amount and Death Benefit
Option that is in effect on the date of death. Before the Final Payment Date, the Net Death Benefit is:
   - The death benefit provided under Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, whichever is elected and in effect on the date of death, PLUS
   - Any other insurance on the Insured's life that is provided by an optional benefit, MINUS
   - Any Outstanding Loan, any partial withdrawals, partial withdrawal costs, and due and unpaid monthly charges through the Policy month in which the Insured dies.

After the Final Payment Date, if the Guaranteed Death Benefit is not in effect, the Net Death Benefit is generally the greater of:
   - the Face Amount as of the Final Payment Date less any Outstanding Loan, any partial withdrawals and withdrawal charges; or
   -  the Policy Value as of the date we receive due proof of death.

Where permitted by state law, we will compute the Net Death Benefit on
   - The date we receive due proof of the Insured's death under Death Benefit Option 2 OR
   -  The date of death for Death Benefit Options 1 and 3.

If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2 as well as for Death Benefit Options 1 and 3.

IS A GUARANTEED DEATH BENEFIT AVAILABLE?

An optional Guaranteed Death Benefit may be elected only at issue of the Policy, but may not be available in all states. If the Guaranteed Death Benefit is elected and in effect, we
   - guarantee that your Policy will not lapse regardless of the investment performance of the Variable Account and
   -  provide a guaranteed Net Death Benefit.

A one-time administrative charge of $25 will be deducted from Policy Value when the Guaranteed Death Benefit is elected. In order to maintain the Guaranteed Death Benefit, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and change in Death Benefit Option, can result in the termination of the Guaranteed Death Benefit. If the Guaranteed Death Benefit is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS
While the Guaranteed Death Benefit is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any Outstanding Loans, partial withdrawals and withdrawal charges, must be greater than the minimum monthly payment multiplied by the number of months which have elapsed since the relevant Date of Issue; and

2. On each Policy anniversary, (a) must exceed (b), where, since the Date of
   Issue:

   (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Outstanding Loans, which is classified as a preferred loan; and

   (b) is the sum of the minimum Guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT
If the Guaranteed Death Benefit is in effect on the Final Premium Payment Date, a guaranteed Death Benefit will be provided as long as the Guaranteed Death Benefit is not terminated. The Death Benefit will be the greater of:

   -  the Face Amount as of the Final Premium Payment Date; or
   -  the Policy Value as of the date we receive due proof of death.

TERMINATION OF THE GUARANTEED DEATH BENEFIT

The Guaranteed Death Benefit will end and may not be reinstated on the first to occur of the following:
   -  foreclosure of an Outstanding Loan; or
   - the date on which the sum of your payments less withdrawals and loans does not meet or exceed the applicable Guaranteed Death Benefit test (above); or
   -  any Policy change that results in a negative guideline level premium; or
   - the effective date of a change from Death Benefit Option 2 to Death Benefit Option 1, if such changes occur within 5 policy years of the Final Payment Date; or
   - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Guaranteed Death Benefit terminates.

WHAT ARE THE DEATH BENEFIT PAYMENT OPTIONS?

On written request, the beneficiary under the Policy may elect to receive all or part of any payable Net Death Benefit under one or more payment options then offered by us. If an election is not made, we will pay the benefit in a single sum. If a Level Death Benefit Option is in effect on the date of death and there are any outstanding Policy Loans, the beneficiary may pay to us any amount that would otherwise be deducted from the death benefit.

The amounts payable under a payment option are paid from the general account. These amounts are not based on the investment experience of the Variable Account.

The amount applied under any one option for any one payee must be at least $5,000. The periodic payment for any one payee must be at least $50. Subject to the Policy Owner and beneficiary provisions, any option selection may be changed before the Net Death Benefit becomes payable. If you make no selection, the beneficiary may select an option when the Net Death Benefit becomes payable.

                          TERMINATION AND REINSTATEMENT

WHAT ARE THE TERMINATION PROVISIONS OF THE POLICY?

Unless the Guaranteed Death Benefit is in effect, the Policy will terminate if:
   - Policy Value is insufficient to cover the next Monthly Deduction plus loan interest accrued OR
   -  Outstanding Loans exceed the Policy Value

If one of these situations occurs, the Policy will be in default. You will then have a grace period of 62 days, measured from the date of default, to pay a premium sufficient to prevent termination. On the date of default, we will send a notice to you and to any assignee of record. The notice will state the premium due and the date by which it must be paid.

During the grace period, automatic Dollar Cost Averaging ("DCA") and Automatic Account Rebalancing ("AAR") transactions are suspended. If you make sufficient payments to keep the Policy in force, DCA and AAR will resume with the next scheduled automatic transaction.

Failure to pay a sufficient premium within the grace period will result in Policy termination. If the Insured dies during the grace period, we will deduct from the Net Death Benefit any monthly charges due and unpaid through the Policy month in which the Insured dies and any other overdue charge.

During the first 48 Policy months following the Date of Issue or an increase in the Face Amount, a guarantee may apply to prevent the Policy from terminating because of insufficient Policy value. This guarantee applies if, during this period, you pay premiums that, when reduced by partial withdrawals and partial withdrawal costs, equal or exceed specified minimum monthly payments. The specified minimum monthly payments are based on the number of months the Policy, increase in Face Amount or policy change that causes a change in the minimum monthly payment has been in force. A policy change that causes a change in the minimum monthly payment is a change in the Face Amount, underwriting reclassifications, or the addition or deletion of an optional benefit. Except for the first 48 months after the Date of Issue or the effective date of an increase, payments equal to the minimum monthly payment do not guarantee that the Policy will remain in force.

If the optional Guaranteed Death Benefit is in effect, the Policy will not lapse regardless of the investment performance of the Variable Account. See "Guaranteed Death Benefit."

WHAT ARE THE REINSTATEMENT PROVISIONS OF THE POLICY?

If the Insured has not died, you may reinstate your Policy within three years after the grace period and before the Final Payment Date. The Insured must provide evidence of insurability subject to our then current underwriting standards. The reinstatement takes effect on the monthly processing date following the date you submit to us:

   -  Written application for reinstatement
   - Evidence of insurability showing that the Insured is insurable according to our underwriting rules and
   - A payment that, after the deduction of the payment expense charge, is large enough to cover the minimum amount payable, as described below.

Policies which have been surrendered may not be reinstated.

MINIMUM AMOUNT PAYABLE
If reinstatement is requested when less than 48 Monthly Deductions have been paid since the Date of Issue or increase in the Face Amount, you must pay for the lesser of three minimum monthly premiums and three Monthly Deductions. If you request reinstatement more than 48 Monthly Processing Dates from the Date of Issue or increase in the Face Amount, you must pay 3 monthly deductions.

SURRENDER CHARGE
The surrender charge on the date of reinstatement is the surrender charge that was in effect on the date of termination.

POLICY VALUE ON REINSTATEMENT
The Policy Value on the date of reinstatement is:
   - The net payment made to reinstate the Policy and interest earned from the date the payment was received at our Principal Office PLUS
   - The Policy Value less any Outstanding Loan on the date of default (not to exceed the surrender charge on the date of reinstatement) MINUS
   -  The Monthly Deductions due on the date of reinstatement

You may reinstate any Outstanding Loan.

                             CHARGES AND DEDUCTIONS

The following information repeats and expands upon information contained in SUMMARY OF RISKS AND BENEFITS: FEE TABLES. The charges described below will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

The Policy may be issued with a Term Rider. Depending on your circumstances, it may be less costly to purchase more insurance coverage under the Term Rider than under the base Policy. The current cost of insurance charges for the insurance coverage provided by the Term Rider are equal to or lower than for the insurance coverage provided under the base Policy. In addition, while there will be a Monthly Optional Benefit Charge for the Term Rider, other charges under the Monthly Deduction will not apply to insurance coverage provided by the Term Rider.

The following charges will apply to your Policy under the circumstances described. Some of these charges apply throughout the Policy's duration. Other charges apply only if you choose options under the Policy.

WHAT CHARGES ARE DEDUCTED FROM PAYMENTS?

From each payment, we will deduct a Payment Expense Charge of 6.35%, which is composed of the following:

-  PREMIUM TAX CHARGE -- A current premium tax deduction of 2.35%;
- DEFERRED ACQUISITION COSTS ("DAC TAX") CHARGE -- A current DAC tax deduction of 1.00% of payments helps reimburse us for federal taxes imposed on our deferred acquisition costs of the Policies; and
- FRONT-END SALES LOAD -- From each payment, we will deduct a charge of 3.0% of the payment to partially compensate us for Policy sales expenses.

The 2.35% premium tax deduction approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.00%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction. The 1.00% DAC tax deduction helps reimburse us for approximate expenses incurred from federal taxes for deferred acquisition costs ("DAC taxes") of the Policies. We deduct the 3.0% front-end sales load from each payment partially to compensate us for Policy sales expenses.

We reserve the right to increase or decrease the premium tax deduction or DAC tax deduction to reflect changes in our expenses for premium

WHAT IS THE MONTHLY DEDUCTION?

We deduct the following monthly charges (the "Monthly Deduction") from Policy
Value:

MONTHLY INSURANCE PROTECTION CHARGE
The Monthly Insurance Protection Charge will be charged on each monthly processing date until the Final Payment Date. This charge compensates us for providing life insurance coverage for the Insured. The charge is equal to a specified amount that varies with the sex (unisex rates required by state law), age, smoking status, and underwriting class of the Insured and Death Benefit Option selected, for each $1,000 of the Policy's Face Amount.

MONTHLY EXPENSE CHARGE
The Monthly Expense Charge will be charged on the monthly processing date for the first ten years after issue or an increase in Face Amount. This charge reimburses us for underwriting and acquisition costs. The charge is equal to a specified amount that varies with the age, sex, and underwriting class of the Insured, for each $1,000 of the Policy's Face Amount.

MONTHLY MAINTENANCE FEE
A deduction of $7.50 will be taken from the Policy Value on each monthly processing date up to the Final Payment Date to reimburse the Company for expenses related to issuance and maintenance of the Contract.

MONTHLY MORTALITY AND EXPENSE RISK CHARGE
This charge is currently equal to an annual rate of 0.35% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.05% for Policy Year 11 and later. The charge is calculated based on the Policy Value in the sub-accounts of the Variable Account (but not the Fixed Account) as of the prior Monthly Processing Date. The Company may increase this charge, subject to state and federal law, to an annual rate of 0.60% of the Policy Value in each sub-account for the first 10 Policy years and an annual rate of 0.30% for Policy Year 11 and later. This charge compensates us for assuming mortality and expense risks for variable interests in the Policies. This charge will continue to be assessed after the Final Payment Date.

MONTHLY OPTIONAL BENEFIT CHARGES
These charges will vary based on the optional benefits selected and by the sex, age, and underwriting classification of the Insured.

HOW IS THE SURRENDER CHARGE CALCULATED?

A surrender charge will apply to a full surrender or decrease in Face Amount for up to 10 years from Date of Issue of the Policy or from the date of increase in Face Amount. The maximum surrender charge is equal to a specified amount that is based on the age, sex, and underwriting class (Smoker or Nonsmoker) of the Insured, for each $1,000 of the Policy's Face Amount. During the first year after issue or an increase in Face Amount, 100% of the surrender charge will apply to a full surrender or decrease in Face Amount. The amount of the Surrender Charges decreases by one-ninth (11.11%) annually to 0% by the 10th Contract year. If there are increases in the Face Amount, each increase will have a corresponding surrender charge. These charges will be specified in a supplemental schedule of benefits at the time of the increase.

WHAT CHARGES APPLY TO A PARTIAL WITHDRAWAL?

For each partial withdrawal, we deduct the following charges from Policy Value:
- A transaction fee of 2% of the amount withdrawn, not to exceed $25 for each partial withdrawal (including a Free 10% Withdrawal)
- A partial withdrawal charge of 5.0% (but not to exceed the amount of the outstanding surrender charge) of a withdrawal exceeding the "Free 10% Withdrawal," described below.

FREE 10% WITHDRAWAL
The partial withdrawal charge does not apply to:
- That part of a withdrawal equal to 10% of the Policy Value in a Policy year, less prior free withdrawals made in the same Policy year ("Free 10% Withdrawal")
-  Withdrawals when no surrender charge applies.

We impose the partial withdrawal charge on any withdrawal greater than the Free 10% Withdrawal. The charge is 5.0% of the excess withdrawal, up to the amount of the outstanding surrender charge. We will reduce the Policy's outstanding surrender charge by the amount of the partial withdrawal charge. If no surrender charge applies to the Policy at the time of the withdrawal, no partial withdrawal charge will apply.

The right to make the Free 10% Withdrawal is not cumulative from Policy year to Policy year. For example, if only 8% of Policy Value were withdrawn in the second Policy year, the amount you could withdraw in future Policy years would not be increased by the amount you did not withdraw in the second Policy year.

WHAT ARE THE TRANSFER CHARGES?

Currently, the first 12 transfers in a Policy year are free. We reserve the right to limit the number of free transfers in a Policy year to six. After that, we will deduct a $10 transfer charge from amounts transferred in that Policy year. We reserve the right to increase the charge, but it will never exceed $25. This charge reimburses us for the administrative costs of processing the transfer.

ARE THERE ANY OTHER ADMINISTRATIVE CHARGES?

The charges below are designed to reimburse us for Policy administrative costs, and apply under the following circumstances:

CHARGE FOR OPTIONAL GUARANTEED DEATH BENEFIT
A one time administrative charge of $25 will be deducted from Policy Value when the Guaranteed Death Benefit is elected.

We reserve the right to charge for other administrative costs we incur. While there are no current charges for these costs, we may impose a charge for:

-  Changing net payment allocation instructions
- Changing the allocation of the Monthly Deduction among the various sub-accounts
-  Providing a projection of values

WHAT ARE THE FUND EXPENSES?

The value of the units of the sub-accounts will reflect the investment advisory fee and other expenses of the funds whose shares the sub-accounts purchase. The prospectuses and statements of additional information of the Underlying Funds contain more information concerning the fees and expenses.

No charges are currently made against the sub-accounts for federal or state income taxes. Should income taxes be imposed, we may make deductions from the sub-accounts to pay the taxes. See FEDERAL TAX CONSIDERATIONS.

                           FEDERAL TAX CONSIDERATIONS

The effect of federal income taxes on the value of the Policy, on loans, withdrawals, or surrenders, on Death Benefit payments, and on the economic benefit to you or the Beneficiary depends upon a variety of factors. The following discussion is based upon the Company's understanding of the present federal income tax laws as they currently are interpreted. From time to time legislation is proposed which, if passed, could significantly, adversely and possibly retroactively affect the taxation of the Policy. No representation is made regarding the likelihood of continuation of current federal income tax laws or of current interpretations by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

It should be recognized that the following summary of federal income tax aspects of amounts received under the Policy is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. Specifically, the discussion below does not address certain tax provisions that may be applicable if the Policyowner is a corporation or the Trustee of an employee benefit plan. A qualified tax adviser always should be consulted with regard to the application of law to individual circumstances.

HOW ARE THE COMPANY AND THE VARIABLE ACCOUNT TAXED?

The Company is taxed as a life insurance company under Subchapter L of the Code and files a consolidated tax return with its parent and affiliates. The Company does not expect to incur any income tax upon the earnings or realized capital gains attributable to the Variable Account. Based on this, no charge is made for federal income taxes which may be attributable to the Variable Account.

Periodically, the Company will review the question of a charge to the Variable Account for federal income taxes. Such a charge may be made in future years for any federal income taxes incurred by the Company. This might become necessary if the tax treatment of the Company ultimately is determined to be other than what the Company believes it to be, if there are changes made in the federal income tax treatment of variable life insurance at the Company level, or if there is a change in the Company's tax status. Any such charge would be designed to cover the federal income taxes attributable to the investment results of the Variable Account.

Under current laws the Company also may incur state and local taxes (in addition to premium taxes) in several states. At present these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes paid, or reserves for such taxes, attributable to the Variable Account.

HOW ARE THE POLICIES TAXED?


The Company believes that the Policy described in this Prospectus will be considered a life insurance contract under Section 7702 of the Code, which generally provides for the taxation of life insurance policies and places limitations on premiums and the relationship of the Policy Value to the Insurance Amount at Risk. If a Policy qualifies as life insurance under Section 7702 of the Code, (1) the Death Proceeds are excludable from the gross income of the Beneficiary, and (2) any increase in the Policy Value is not taxable until received by the Policyowner or the Policyowner's designee. However, if a Policy fails to qualify as life insurance under Section 7702, the Policy will not provide most of the tax advantages normally provided by life insurance. The Company reserves the right to amend the Policies to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service. WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.


Depending upon the circumstances, a surrender, partial withdrawal, change in the Sum Insured Option, change in the Face Amount, lapse with Policy loan outstanding or assignment of the Policy may have tax consequences. In particular, under specified conditions, a distribution under the Policy during the first 15 years from Date of Issue that reduces future benefits under the Policy will be taxed to the Policyowner as ordinary income to the extent of any investment earnings in the Policy. Federal, state and local income, estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Insured, Policyowner or Beneficiary.

If you surrender the Policy, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross Premiums paid for the Policy minus any amounts previously received from the Policy if such amounts were properly excluded from your gross income. Policy loans are generally not treated as taxable distributions. Interest paid on a Policy loan is generally not deductible. You are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Policy may result in a taxable distribution before the investment in the contract is recovered. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. For an additional discussion of modified endowment contracts, please see WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?, below.


If the Death Benefit is not received in a lump sum but is instead applied under one of the settlement options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (occurring after the Insured's death), which will be includible in the Beneficiary's income.


If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the Insured is not the Owner but retains incidents of ownership in the Policy, the Death Benefit will also be included in the Insured's gross estate. Examples of incidents of ownership include the right to:
   -  change beneficiaries,
   -  assign the Policy,
   -  revoke an assignment,
   -  pledge the Policy, or
   -  obtain a Policy loan.

If you are Owner and Insured under the Policy, and you transfer all incidents of ownership in the Policy, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Policy or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Policy in any of these arrangements, you should consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

HOW ARE POLICY LOANS TAXED?

The Company believes that non-preferred loans received under the Policy will be treated as an indebtedness of the Policyowner for federal income tax purposes. Under current law, these loans will not constitute income for the Policyowner while the Policy is in force (but see "Modified Endowment Policies"). There is a risk, however, that a preferred loan may be characterized by the IRS as a withdrawal and taxed accordingly. At the present time, the IRS has not issued any guidance on whether loans with the attributes of a preferred loan should be treated differently than a non-preferred loan. This lack of specific guidance makes the tax treatment of preferred loans uncertain. In the event pertinent IRS guidelines are issued in the future, you may convert your preferred loan to a non-preferred loan. However, it is possible that, notwithstanding the conversion, some or all of the loan could be treated as a taxable distribution from the Policy.

Section 264 of the Code restricts the deduction of interest on Policy loans. Consumer interest paid on Policy loans under an individually owned Policy is not tax deductible. No tax deduction for interest is allowed on Policy loans exceeding $50,000 in the aggregate, if the Insured is an officer or employee of, or is financially interested in, any business carried on by the taxpayer. There is an exception to this rule which permits a deduction for interest on loans up to $50,000 related to any business-owned policies covering officers or 20-percent owners, up to a maximum equal to the greater of (1) five individuals, or (2) the lesser of (a) 5% of the total number of officers and employees of the corporation, or (b) 20 individuals.

WHAT ARE MODIFIED ENDOWMENT POLICIES AND HOW ARE THEY TAXED?

The Technical and Miscellaneous Revenue Act of 1988 ("the 1988 Act") adversely affects the tax treatment of distributions under so-called "modified endowment contracts." A life insurance policy is treated as a modified endowment contract under Section 7702A of the Code if it meets the definition of life insurance in Section 7702, but fails the "seven-pay test" of Section 7702A. The Policy would fail to satisfy the seven-pay test if the cumulative premiums paid under the Policy at any time during the first seven Policy years (or within seven years of a material change in the Policy) exceed the sum of the net level premiums that would have been paid, had the Policy provided for paid-up future benefits after the payment of seven level annual premiums. In addition, if benefits are reduced at anytime during the life of the Policy, there may be adverse tax consequences. Please consult your tax adviser.

If the Policy is considered a modified endowment contract, the Death Benefit will still qualify for the exclusion from gross income, and increases in Policy value are not subject to current taxation unless withdrawn or otherwise accessed. However, all distributions under the Policy will be taxed on an "income-first" basis. Most distributions received by the Policyowner directly or indirectly (including loans, withdrawals, surrenders, or the assignment or pledge of any portion of the Policy Value) will be includible in gross income to the extent that the cash Surrender Value of the Policy exceeds the Policyowner's investment in the Policy. Any additional amounts will be treated as a return of capital to the extent of the Policyowner's basis in the Policy. With certain exceptions, an additional 10% tax will be imposed on the portion of any distribution that is includible in income. All modified endowment contracts issued by the same insurance company to the same Policyowner during any calendar period will be treated as a single modified endowment contract in determining taxable distributions.

Currently, each Policy is reviewed when premiums are received to determine if it satisfies the seven-pay test. If the Policy does not satisfy the seven-pay test, the Company will notify the Policyowner of the option of requesting a refund of the excess premium. The refund process must be completed within 60 days after the Policy anniversary, or the Policy will be classified permanently as a modified endowment contract.

WHAT ARE THE DIVERSIFICATION REQUIREMENTS FOR THE VARIABLE ACCOUNT?

The Code also requires that the investment of each Sub-Account be adequately diversified in accordance with Treasury regulations in order to be treated as a life insurance Policy for tax purposes. Although the Company does not have control over the investments of the Funds, the Company believes that the Funds currently meet the Treasury's diversification requirements, and the Company will monitor continued compliance with these requirements. In connection with the issuance of previous regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which Policyowners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is possible that if and when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, the Policy or the Company's administrative rules may be modified as necessary to prevent a Policyowner from being considered the owner of the assets of the Variable Account.

CAN I BE CONSIDERED THE OWNER OF THE VARIABLE ACCOUNT ASSETS FOR TAX PURPOSES?

The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Variable Account investments may cause an investor to be treated as the owner of the Variable Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct Sub-Account investments without being treated as owners of the underlying assets of the Variable Account.

Your rights under this Policy are different than those described by the IRS in rulings in which it found that contract owners were not owners of Variable Account assets. For example, you have the choice to allocate Premiums and Policy Values among more investment options. In addition, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. The Company does not know what standards will be set forth in any regulations or rulings that the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However we make no guarantee that such modification to the Policy will be successful.

                                OTHER INFORMATION

ARE THERE OTHER IMPORTANT POLICY PROVISIONS?

The following Policy provisions may vary in certain states in order to comply with requirements of the insurance laws, regulations and insurance regulatory agencies in those states.

POLICY OWNER

The Policy Owner is the Insured unless another Policy owner has been named in the application or enrollment form. As Policy owner, you are entitled to exercise all rights under your Policy while the Insured is alive, with the consent of any irrevocable beneficiary. The consent of the Insured is required whenever the Face Amount is increased.

BENEFICIARY

The beneficiary is the person or persons to whom the Net Death Benefit is payable on the Insured's death. Unless otherwise stated in the Policy, the beneficiary has no rights in the Policy before the Insured dies. While the Insured is alive, you may change the beneficiary, unless you have declared the beneficiary to be irrevocable. If no beneficiary is alive when the Insured dies, the Policy owner (or the Policy owner's estate) will be the beneficiary. If more than one beneficiary is alive when the Insured dies, we will pay each beneficiary in equal shares, unless you have chosen otherwise. Where there is more than one beneficiary, the interest of a beneficiary who dies before the Insured will pass to surviving beneficiaries proportionally.

ASSIGNMENT

You may assign a Policy as collateral or make an absolute assignment. All Policy rights will be transferred as to the assignee's interest. The consent of the assignee may be required to make changes in payment allocations, make transfers or to exercise other rights under the Policy. We are not bound by an assignment or release thereof, unless it is in writing and recorded at our Principal Office. When recorded, the assignment will take effect on the date the written request was signed. Any rights the assignment creates will be subject to any payments we made or actions we took before the assignment is recorded. We are not responsible for determining the validity of any assignment or release.

THE FOLLOWING POLICY PROVISIONS MAY VARY BY STATE.

LIMIT ON RIGHT TO CHALLENGE POLICY

We cannot challenge the validity of your Policy if the Insured was alive after the Policy had been in force for two years from the Date of Issue. Also, we cannot challenge the validity of any increase in the Face Amount if the Insured was alive after the increase was in force for two years from the effective date of the increase.

SUICIDE

The Net Death Benefit will not be paid if the Insured commits suicide, while sane or insane, within two years from the Date of Issue. Instead, we will pay the beneficiary all payments made for the Policy, without interest, less any Outstanding Loan and partial withdrawals. If the Insured commits suicide, while sane or insane, within two years from any increase in Face Amount, we will not recognize the increase. We will pay to the beneficiary the Monthly Insurance Protection charges plus monthly expense charges paid for the increase.

MISSTATEMENT OF AGE OR SEX

If the Insured's age or sex is not correctly stated in the Policy application or enrollment form, we will adjust benefits under the Policy to reflect the correct age and sex. The adjusted benefit will be the benefit that the most recent Monthly Insurance Protection charge would have purchased for the correct age and sex. We will not reduce the death benefit to less than the Guideline Minimum Death Benefit. For a unisex Policy, there is no adjusted benefit for misstatement of sex.

CAN THE COMPANY DELAY PAYMENTS TO ME?

Amounts payable from the Variable Account for surrender, partial withdrawals, Net Death Benefit, Policy loans and transfers may be postponed whenever:

   - The New York Stock Exchange is closed other than customary weekend and holiday closings
   -  The SEC restricts trading on the New York Stock Exchange
   - The SEC determines an emergency exists, so that disposal of securities is not reasonably practicable or it is not reasonably practicable to compute the value of the Variable Account's net assets

We may delay paying any amounts derived from payments you made by check until the check has cleared your bank. We reserve the right to defer amounts payable from the Fixed Account. This delay may not exceed six months.

DO I HAVE ANY VOTING RIGHTS?

Where the law requires, we will vote fund shares that each sub-account holds according to instructions received from Policy Owners with Policy Value in the sub-account. If, under the 1940 Act or its rules, we may vote shares in our own right, whether or not the shares relate to the Policies, we reserve the right to do so.

We will provide each person having a voting interest in a fund with proxy materials and voting instructions. We will vote shares held in each sub-account for which no timely instructions are received in proportion to all instructions received for the sub-account. We will also vote in the same proportion our shares held in the Variable Account that does not relate to the Policies.

We will compute the number of votes that a Policy owner has the right to instruct on the record date established for the fund. This number is the quotient of:
   -  Each Policy Owner's Policy Value in the sub-account divided by
   - The net asset value of one share in the fund in which the assets of the sub-account are invested

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that Fund shares be voted so as
(1) to cause to change in the sub-classification or investment objective of one or more of the Funds, or (2) to approve or disapprove an investment advisory contract for the Funds. In addition, we may disregard voting instructions that are in favor of any change in the investment policies or in any investment adviser or principal underwriter if the change has been initiated by Contract Owners or the Trustees. Our disapproval of any such change must be reasonable and, in the case of a change in investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise is inappropriate in light of the objectives and purposes of the Funds. In the event we do disregard voting instructions, a summary of and the reasons for that action will be included in the next periodic report to Contract Owners.

WHAT REPORTS WILL I RECEIVE CONCERNING MY POLICY?

We will maintain the records for the Variable Account. We will promptly send you statements of transactions under your Policy, including:
   -  Payments
   -  Changes in Face Amount
   -  Changes in Death Benefit Option
   -  Transfers among Sub-Accounts and the Fixed Account
   -  Partial withdrawals
   -  Increases in loan amount or loan repayments
   -  Lapse or termination for any reason
   -  Reinstatement

We will send an annual statement to you that will summarize all of the above transactions and deductions of charges during the Policy year. It will also set forth the status of the death benefit, Policy Value, Surrender Value, amounts in the Sub-Accounts and Fixed Account, and any Policy loans.

We will send you reports containing financial statements and other information for the Variable Account and the Underlying Funds as the 1940 Act requires.

The Owner should review the information in all statements carefully. All errors or corrections must be reported to us immediately to assure proper crediting to the Policy. We will assume that all transactions are accurately reported on confirmation statements and quarterly/annual statements unless the Owner notifies the Principal Office in writing within 30 days after receipt of the statement.

ARE THERE ANY PENDING LEGAL PROCEEDINGS INVOLVING THE VARIABLE ACCOUNT?

There are no pending legal proceedings involving the Variable Account or its assets. The Companies and VeraVest Investments, Inc. are not involved in any litigation that is materially important to their total assets.

MAY THE COMPANY ADD, DELETE OR SUBSTITUTE FUNDS?

We reserve the right, subject to law, to make additions to, deletions from, or substitutions for the shares that are held in the Sub-Accounts. We may redeem the shares of a Fund and substitute shares of another registered open-end management company, if:
   -  The shares of the fund are no longer available for investment or
   - In our judgment further investment in the Fund would be improper based on the purposes of the Variable Account or the affected Sub-Account.

Where the 1940 Act or other law requires, we will not substitute any shares respecting a Policy interest in a sub-account without notice to Policy Owners and prior approval of the SEC and state insurance authorities. The Variable Account may, as the law allows, purchase other securities for other policies or allow a conversion between policies on a Policy Owner's request.

We reserve the right to establish additional sub-accounts funded by a new fund or by another investment company. Subject to law, we may, in our sole discretion, establish new sub-accounts or eliminate one or more sub-accounts.

We may change the Policy to reflect a substitution or other change and will notify Policy Owners of the change. Subject to any approvals the law may require, the Variable Account or any sub-accounts may be:
   -  Operated as a management company under the 1940 Act
   -  Deregistered under the 1940 Act if registration is no longer required or
   -  Combined with other sub-accounts or our other separate accounts

WHAT IS MIXED AND SHARED FUNDING?

Shares of the funds are issued to other separate accounts of the Company that fund variable annuity contracts ("mixed funding"). Shares of the Underlying Funds are also issued to other affiliated and unaffiliated insurance companies ("shared funding"). It is conceivable that in the future such mixed funding or shared funding may be disadvantageous for variable life Policy Owners or variable annuity Policy Owners. The Company and the Underlying Funds do not believe that mixed funding is currently disadvantageous to either variable life insurance Policy Owners or variable annuity Contract Owners. The Company and the Trustees will monitor events to identify any material conflicts among Policy Owners because of mixed and shared funding. If the Trustees conclude that separate funds should be established for variable life and variable annuity separate accounts, we will bear the expenses.

WHERE CAN I FIND THE FINANCIAL STATEMENTS OF THE COMPANY AND THE VARIABLE
ACCOUNT?

Financial Statements for the Company and for the Variable Account are included in the Statement of Additional Information. The financial statements of the Company should be considered only as bearing on our ability to meet our obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                    MORE INFORMATION ABOUT THE FIXED ACCOUNT

This Prospectus serves as a disclosure document only for the aspects of the Policy relating to the Variable Account. For complete details on the Fixed Account, read the Policy itself. The Fixed Account and other interests in the general account are not regulated under the 1933 Act or the 1940 Act because of exemption and exclusionary provisions. The 1933 Act provisions on the accuracy and completeness of statements made in prospectuses may apply to information on the fixed part of the Policy and the Fixed Account. The SEC has not reviewed the disclosures in this section of the Prospectus.

You may allocate part or all of your net payments to accumulate at a fixed rate of interest in the Fixed Account. The Fixed Account is a part of our general account. The general account is made up of all of our general assets other than those allocated to any separate account. Allocations to the Fixed Account become part of our general account assets and are used to support insurance and annuity obligations.

We guarantee amounts allocated to the Fixed Account as to principal and a minimum rate of interest. We will credit amounts allocated to the Fixed Account with interest at an effective annual yield of at least 4.0%, compounded daily. "Excess interest" may or may not be credited at our sole discretion. We will guarantee initial rates on amounts allocated to the Fixed Account, either as payments or transfers, to the next Policy anniversary. At each Policy anniversary, we will credit the then current interest rate to money remaining in the Fixed Account. We will guarantee this rate for one year. Thus, if a payment has been allocated to the Fixed Account for less than one Policy year, the interest rate credited to such payment may be greater or less than the interest rate credited to payments that have been allocated to the Policy for more than one Policy year.

Policy loans may also be made from the Policy Value in the Fixed Account. We will credit that part of the Policy Value that is equal to any Outstanding Loan with interest at an effective annual yield of at least 4.0%.

We may delay transfers, surrenders, partial withdrawals, Net Death Benefits and Policy loans up to six months. However, if payment is delayed for 30 days or more, we will pay interest at our then current interest rate. The rate applied will be at least equal to the rate required by state law for deferment of payments. Amounts from the Fixed Account used to make payments on policies that we or our affiliates issue will not be delayed.

SURRENDERS, PARTIAL WITHDRAWALS AND TRANSFERS

If a Policy is surrendered or if a partial withdrawal is made, a surrender charge or partial withdrawal charge may be imposed on amounts in the Fixed Account. On a decrease in Face Amount, the surrender charge deducted is a fraction of the charge that would apply to a full surrender. We deduct partial withdrawals from Policy Value allocated to the Fixed Account on a last-in/first-out basis. This means that the last payments allocated to Fixed Account will be withdrawn first.

The first 12 transfers in a Policy year currently are free. After that, we may deduct a $10 transfer charge for each transfer in that Policy year. The transfer privilege is subject to our consent and to our then current rules.

                            GLOSSARY OF SPECIAL TERMS

AGE: how old the Insured is on the birthday closest to a Policy anniversary.

BENEFICIARY: the person or persons you name to receive the Net Death Benefit when the Insured dies.

COMPANIES: "We," "our," "us," and "the Company" refers to Allmerica Financial Life Insurance and Annuity Company.

DATE OF ISSUE: the date the Policy was issued, used to measure the monthly processing date, Policy months, Policy years and Policy anniversaries.

DEATH BENEFIT: the amount payable when the Insured dies prior to the Final Payment Date, before deductions for any Outstanding Loan and partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

EVIDENCE OF INSURABILITY: information, including medical information, used to decide the Insured's underwriting class.

FACE AMOUNT: the amount of insurance coverage applied for. The Face Amount does not include or refer to any additional insurance benefit purchased under the Term Rider. The initial Face Amount is shown in your Policy. The Face Amount may be increased or decreased.

FINAL PAYMENT DATE: the Policy anniversary nearest the Insured's 100th birthday. After this date, no payments may be made. The Net Death Benefit may be different before and after the Final Payment Date. See NET DEATH BENEFIT.

FIXED ACCOUNT: a guaranteed account of the general account that guarantees principal and a fixed interest rate.


FUNDS (UNDERLYING FUNDS): certain investment portfolios of Allmerica Investment Trust ("AIT"), AIM Variable Insurance Funds ("AIM" and "INVESCO VIF"-formerly, INVESCO Variable Investment Funds, Inc.), AllianceBernstein Variable Products Series Fund, Inc. ("Alliance"), Delaware VIP Trust ("Delaware VIP"), Deutsche Asset Management VIT Funds ("Deutsche VIT"), Fidelity Variable Insurance Products Funds ("Fidelity VIP"), Franklin Templeton Variable Insurance Products Trust ("FT VIP"), Janus Aspen Series ("Janus Aspen"), MFS(R)Variable Insurance TrustSM ("the MFS Trust"), Oppenheimer Variable Account Funds ("Oppenheimer"), Pioneer Variable Contracts Trust ("Pioneer VCT"), Scudder Investment VIT Funds ("Scudder VIT"), Scudder Variable Series II ("SVS"), and T. Rowe Price International Series, Inc. ("T. Rowe Price").


GENERAL ACCOUNT: all our assets other than those held in a separate investment account.

GUIDELINE MINIMUM DEATH BENEFIT: the minimum death benefit required to qualify the Policy as "life insurance" under federal tax laws. The Guideline Minimum Death Benefit is the PRODUCT of:
   -  the Policy Value TIMES
   -  a percentage factor.
The percentage factor is a percentage that, when multiplied by the Policy value, determines the minimum death benefit required under federal tax laws. If Death Benefit Option 3 is in effect, the percentage factor is based on the Insured's attained age, sex, and underwriting class, as set forth in the Policy. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the percentage factor is based on the Insured's attained age.

INSURANCE PROTECTION AMOUNT: the death benefit less the Policy Value.

LOAN VALUE: the maximum amount you may borrow under the Policy.

MINIMUM MONTHLY PAYMENT: a monthly amount shown in your Policy. If you pay this amount, we guarantee that your Policy will not lapse before the 49th monthly processing date from the Date of Issue or increase in Face Amount, within limits.

MONTHLY PROCESSING DATE: the date, shown in your Policy, when Monthly Insurance Protection charges are deducted.

NET DEATH BENEFIT: Before the Final Payment Date, the Net Death Benefit is:

   - the death benefit under either Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, MINUS
   - any Outstanding Loan on the Insured's death, partial withdrawals, partial withdrawal costs, and due and unpaid monthly deductions.

Where permitted by state law, we will compute the Net Death Benefit on the date we receive due proof of the Insured's death under Death Benefit Option 2 and on the date of death for Death Benefit Options 1 and 3. If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2.

After the Final Payment Date, the Net Death Benefit generally is the greater of:
   - the Face Amount as of the Final Payment Date less any Outstanding Loan, any partial withdrawals and withdrawal charges; or
   - the Policy Value as of the date we receive due proof of death, less any Outstanding Loan.

If the Guaranteed Death Benefit is in effect, after the Final Payment Date, the death benefit is the greater of:
   -  the Face Amount as of the Final Payment Date; or
   -  the Policy Value as of the date we receive due proof of death.

NET PAYMENT: your payment less a payment expense charge.

OUTSTANDING LOAN: all unpaid Policy loans plus loan interest due or accrued.

POLICY CHANGE: any change in the Face Amount, the addition or deletion of an optional benefit, underwriting reclassifications, or a change in Death Benefit Option (Option 1 or Option 2).

POLICY OWNER: the person who may exercise all rights under the Policy, with the consent of any irrevocable beneficiary. "You" and "your" refer to the Policy owner in this Prospectus.

POLICY VALUE: the total value of your Policy. It is the SUM of the:
   -  Value of the units of the sub-accounts credited to your Policy PLUS
   -  Accumulation in the Fixed Account credited to the Policy

PREMIUM: a payment you must make to us to keep the Policy in force.

PRINCIPAL OFFICE: our office at 440 Lincoln Street, Worcester, Massachusetts 01653.

PRO-RATA ALLOCATION: an allocation among the Fixed Account and the Sub-Accounts in the same proportion that, on the date of allocation, the unloaned Policy Value in the Fixed Account and the Policy Value in each sub-account bear to the total unloaned Policy Value.

SUB-ACCOUNT: a subdivision of the Variable Account investing exclusively in the shares of a fund.

SURRENDER VALUE: the amount payable on a full surrender. It is the Policy Value less any Outstanding Loan and surrender charges.

UNDERWRITING CLASS: the insurance risk classification that we assign the Insured based on the information in the application or enrollment form and other evidence of insurability we consider. The Insured's underwriting class will affect the monthly charges and the payment required to keep the Policy in force.

UNIT: a measure of your interest in a Sub-Account.

VALUATION DATE: any day on which the net asset value of the shares of any funds and unit values of any sub-accounts are computed. Valuation Dates currently occur on:
   -  Each day the New York Stock Exchange is open for trading
   - Other days (other than a day during which no payment, partial withdrawal or surrender of a Policy was received) when there is a sufficient degree of trading in a fund's portfolio securities so that the current net asset value of the sub-accounts may be materially affected

VALUATION PERIOD: the interval between two consecutive Valuation Dates.

VARIABLE ACCOUNT: Separate Account IMO, one of our separate investment accounts.

WRITTEN REQUEST: your request in writing, satisfactory to us, received at our Principal Office.

- THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") INCLUDES ADDITIONAL INFORMATION ABOUT SEPARATE ACCOUNT IMO OF ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY. THE SAI IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING TOLL FREE1-800-533-7881.

- IF YOU OWN A POLICY AND WOULD LIKE MORE INFORMATION OR WOULD LIKE TO REQUEST A PERSONALIZED ILLUSTRATION OF DEATH BENEFITS, CASH SURRENDER VALUES AND CASH VALUES, YOU MAY CALL TOLL FREE 1-800-533-7881.

CORRESPONDENCE MAY BE MAILED TO: ALLMERICA LIFE, P.O. BOX 8179, BOSTON, MA 02266-8179

INFORMATION ABOUT SEPARATE ACCOUNT IMO (INCLUDING THE SAI) CAN BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE COMMISSION AT 202-942-8090. REPORTS AND OTHER INFORMATION ABOUT SEPARATE ACCOUNT IMO ARE AVAILABLE ON THE COMMISSION'S INTERNET SITE AT http://www.sec.gov. COPIES OF THIS INFORMATION MAY BE OBTAINED, UPON PAYMENT OF A DUPLICATING FEE, BY WRITING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, 450 FIFTH STREET, NW, WASHINGTON, DC 20549-0102.


Separate Account IMO of Allmerica Financial Life Insurance and Annuity Company File No. 811-09529/333-84879

                              SEPARATE ACCOUNT IMO

                                       OF

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                       STATEMENT OF ADDITIONAL INFORMATION

          INDIVIDUAL FLEXIBLE PAYMENT VARIABLE LIFE INSURANCE POLICIES



THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF SEPARATE ACCOUNT IMO DATED APRIL 30, 2004 ("THE PROSPECTUS"). THE PROSPECTUS MAY BE OBTAINED FROM CLIENT SERVICES, ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY, 440 LINCOLN STREET, WORCESTER, MASSACHUSETTS 01653, TELEPHONE 1-800-533-7881.

                                DATED APRIL 30, 2004


Allmerica VUL 2001 (Agency)

                                TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY                                                 3

SERVICES                                                                        5

     SERVICE PROVIDERS                                                          5
     OTHER SERVICE ARRANGEMENTS                                                 5

UNDERWRITERS AND DISTRIBUTION                                                   6

MORE INFORMATION ABOUT DEATH BENEFITS                                           7

     GUIDELINE MINIMUM DEATH BENEFIT                                            7
     NET DEATH BENEFIT                                                          8
     ELECTION OF DEATH BENEFIT OPTIONS                                          8
     EXAMPLES                                                                   9
     CHANGING BETWEEN DEATH BENEFIT OPTIONS                                     11
     GUARANTEED DEATH BENEFIT                                                   12

PERFORMANCE INFORMATION                                                         13

     OTHER PERFORMANCE INFORMATION                                              13

FINANCIAL STATEMENTS                                                            F-1

                         GENERAL INFORMATION AND HISTORY

First Allmerica Financial Life Insurance Company ("First Allmerica"), originally organized under the laws of Massachusetts in 1844, is among the five oldest life insurance companies in America. Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial") is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, First Allmerica was the immediate parent of Allmerica Financial and a direct subsidiary of Allmerica Financial Corporation ("AFC"). Effective December 31, 2002, Allmerica Financial became a Massachusetts domiciled insurance company and a direct wholly-owned subsidiary of AFC, while First Allmerica became a wholly-owned subsidiary of Allmerica Financial (and thereby became an indirect wholly-owned subsidiary of AFC). Their principal office is located at 440 Lincoln Street, Worcester, MA 01653, telephone 508-855-1000.


Allmerica Financial and First Allmerica are subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, they are subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. As of December 31, 2003, Allmerica Financial and its subsidiaries had over $19.0 billion in combined assets and over $27.3 billion of life insurance in force, and First Allmerica had over $4.8 billion in assets and over $6.2 billion of life insurance in force. Allmerica Financial and First Allmerica are referred to collectively as the "Company."


Separate Account IMO of Allmerica Financial (the "Variable Account") was authorized by vote of the Board of Directors of the Company on April 2, 1987. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve the supervision of its management or investment practices or policies of the Variable Account or the Company by the SEC. We reserve the right, subject to law, to change the names of the Variable Account and the sub-accounts.

Several Sub-Accounts of the Variable Account are available under the Allmerica VUL 2001 Policy. Each Sub-Account invests exclusively in a corresponding Underlying Fund of one of the following investment companies:

ALLMERICA INVESTMENT TRUST (SERVICE SHARES)
AIT Core Equity Fund
AIT Equity Index Fund
AIT Government Bond Fund
AIT Money Market Fund
AIT Select Capital Appreciation Fund
AIT Select Growth Fund
AIT Select International Equity Fund
AIT Select Investment Grade Income Fund
AIT Select Value Opportunity Fund

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)
AIM V.I. Aggressive Growth Fund
AIM V.I. Blue Chip Fund
AIM V.I. Premier Equity Fund

INVESCO VIF-Dynamics Fund
INVESCO VIF-Health Sciences Fund


AIM VARIABLE INSURANCE FUNDS (SERIES II SHARES)
AIM V.I. Basic Value Fund
AIM V.I. Capital Development Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B)
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Premier Growth Portfolio
AllianceBernstein Small Cap Value Portfolio
AllianceBernstein Technology Portfolio
AllianceBernstein Value Portfolio

DELAWARE VIP TRUST (SERVICE CLASS)
Delaware VIP Growth Opportunities Series
Delaware VIP International Value Equity Series

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Growth Portfolio
Fidelity VIP High Income Portfolio
Fidelity VIP Overseas Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
Fidelity VIP Asset Manager Portfolio
Fidelity VIP Contrafund(R) Portfolio
Fidelity VIP Growth Opportunities Portfolio
Fidelity VIP Mid Cap Portfolio
Fidelity VIP Value Strategies Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)
FT VIP Franklin Growth and Income Securities Fund
FT VIP Franklin Large Cap Growth Securities Fund
FT VIP Franklin Small Cap Fund
FT VIP Franklin Small Cap Value Securities Fund
FT VIP Mutual Shares Securities Fund
FT VIP Templeton Foreign Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)
Janus Aspen Growth and Income Portfolio
Janus Aspen Growth Portfolio

MFS(R) VARIABLE INSURANCE TRUST (SM) (SERVICE CLASS)
MFS(R) Mid Cap Growth Series
MFS(R) New Discovery Series
MFS(R) Total Return Series
MFS(R) Utilities Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS(SERVICE SHARES)

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund/VA

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)
Pioneer Emerging Markets VCT Portfolio
Pioneer Real Estate Shares VCT Portfolio

SCUDDER INVESTMENT VIT FUNDS
Scudder VIT EAFE Equity Index
Scudder VIT Small Cap Index

SCUDDER VARIABLE SERIES II
Scudder Technology Growth Portfolio
SVS Dreman Financial Services Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.
T. Rowe Price International Stock Portfolio

                                    SERVICES

SERVICE PROVIDERS

CUSTODIAN OF SECURITIES. Allmerica Financial serves as custodian of the assets of the Separate Account IMO. Underlying Fund shares owned by the Sub-Accounts are held on an open account basis. The Company's ownership of Underlying Fund shares is reflected on the records of the Underlying Fund and is not represented by any transferable stock certificates.


INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP is the Company's Independent Accountants. PricewaterhouseCoopers LLP is located at 125 High Street, Boston MA 02110.


MAIL ROOM SERVICES. Boston Financial Data Services, Inc. with principal offices at 2 Heritage Drive, North Quincy, Massachusetts 02171, provides mailroom service facilities and lockbox services to the Company.

OTHER SERVICE ARRANGEMENTS

We may enter into certain arrangements under which we (or our affiliates) are compensated by the investment advisers, distributors and/or affiliates of the underlying funds for the distribution and/or administrative services which we provide to the underlying funds. The amount of the compensation usually is based on the aggregate net asset value of assets held in the Variable Account of the Company that are invested in an underlying funds. The amounts we receive under these arrangements currently range from 0.10% to 0.40%.

                          UNDERWRITERS AND DISTRIBUTION

VeraVest Investments, Inc. ("VeraVest"; formerly Allmerica Investments, Inc.), a wholly-owned subsidiary of Allmerica Financial, acts as the principal underwriter and general distributor of the Policies. VeraVest is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). VeraVest is located at 440 Lincoln Street, Worcester, MA 01653. The Policies were sold by agents of Allmerica Financial who are registered representatives of VeraVest or of other broker-dealers. The Policies are no longer being issued.


The Company pays commissions to registered representatives who sell the Policy based on a commission schedule. After issue of the Policy or an increase in the Face Amount, commissions generally will equal 50% of the first-year premiums up to a basic premium amount established by the Company. Thereafter, commissions generally will equal 4% of any additional premiums. However, we may pay higher amounts under certain circumstances.


Commissions paid on the Policies, including other incentives or payments, are not charged to Policy Owners or to the Variable Account.


The aggregate amounts of commissions paid to VeraVest for sales of all policies funded by Separate Account IMO of Allmerica Financial for the years 2001, 2002 and 2003 were $175,563.60, $13,909.74 and $5,799.49. No commissions were retained by VeraVest for sales of all contracts funded by Separate Account IMO (including contracts not described in the Prospectus) for the years 2001, 2002 and 2003.

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                    MORE INFORMATION ABOUT THE DEATH BENEFIT

GUIDELINE MINIMUM DEATH BENEFIT

In order to qualify as "life insurance" under the Federal tax laws, the VUL 2001 Policy must provide a Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be determined as of the date of death. If Death Benefit Option 1 or Death Benefit Option 2 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage factor for the Insured's attained age, as shown below. If Death Benefit Option 3 is in effect, the Guideline Minimum Death Benefit is obtained by multiplying the Policy Value by a percentage for the Insured's attained age, sex, and underwriting class, as set forth in the Policy.

The Guideline Minimum Death Benefit Table below is used when Death Benefit Option 1 or Death Benefit Option 2 is in effect. The Guideline Minimum Death Benefit Table reflects the requirements of the "guideline premium/guideline death benefit" test set forth in the Federal tax laws. Guideline Minimum Death Benefit factors are set forth in the Policy when Death Benefit Option 3 is in effect. These factors reflect the requirements of the "cash value accumulation" test set forth in the Federal tax laws. The Guideline Minimum Death Benefit factors will be adjusted to conform to any changes in the tax laws.

                  GUIDELINE MINIMUM DEATH BENEFIT FACTORS TABLE
               (DEATH BENEFIT OPTION 1 AND DEATH BENEFIT OPTION 2)

Under Death Benefit Option 1 and Death Benefit Option 2, the Guideline Minimum Death Benefit is a percentage of the Policy Value as set forth below:

                                                                     PERCENTAGE OF
                 ATTAINED AGE                                        POLICY VALUE
                 ------------                                        ------------
                    40 and under                                          250%
                    41                                                    243%
                    42                                                    236%
                    43                                                    229%
                    44                                                    222%
                    45                                                    215%
                    46                                                    209%
                    47                                                    203%
                    48                                                    197%
                    49                                                    191%
                    50                                                    185%
                    51                                                    178%
                    52                                                    171%
                    53                                                    164%
                    54                                                    157%
                    55                                                    150%
                    56                                                    146%
                    57                                                    142%
                    58                                                    138%
                    59                                                    134%
                    60                                                    130%
                    61                                                    128%
                    62                                                    126%
                    63                                                    124%
                    64                                                    122%
                    65                                                    120%
                    66                                                    119%
                    67                                                    118%
                    68                                                    117%
                    69                                                    116%
                    70                                                    115%
                    71                                                    113%
                    72                                                    111%
                    73                                                    109%

                                                                     PERCENTAGE OF
               ATTAINED AGE                                          POLICY VALUE
               ------------                                          -------------
                    74                                                    107%
                    75 - 90                                               105%
                    91                                                    104%
                    92                                                    103%
                    93                                                    102%
                    94                                                    101%
                    95 and above                                          100%

NET DEATH BENEFIT

The Policy provides three death benefit options: The Death Benefit Option 1, Death Benefit Option 2, and Death Benefit Option 3 (for more information, see ELECTION OF DEATH BENEFIT OPTIONS, below). If the Policy is in force on the Insured's death, we will, with due proof of death, pay the Net Death Benefit under the applicable death benefit option to the named beneficiary. We will normally pay the Net Death Benefit within seven days of receiving due proof of the Insured's death, but we may delay payment of Net Death Benefits under certain circumstances described in the Prospectus. The beneficiary may receive the Net Death Benefit in a lump sum or under a payment option.

The Net Death Benefit depends on the current Face Amount and Death Benefit Option that is in effect on the date of death. Before the Final Payment Date, the Net Death Benefit is:

   - The death benefit provided under Death Benefit Option 1, Death Benefit Option 2, or Death Benefit Option 3, whichever is elected and in effect on the date of death, PLUS

   - Any other insurance on the Insured's life that is provided by an optional benefit, MINUS

   - Any Outstanding Loan, any partial withdrawals, partial withdrawal costs, and due and unpaid monthly charges through the Policy month in which the Insured dies.

After the Final Payment Date, if the Guaranteed Death Benefit is not in effect, the Net Death Benefit is generally the greater of:

   - the Face Amount as of the Final Payment Date less any Outstanding loan, any partial withdrawals and withdrawal charges; or

   - the Policy Value as of the date due proof of death is received by the Company.

Where permitted by state law, we will compute the Net Death Benefit on

   - The date we receive due proof of the Insured's death under Death Benefit Option 2 OR

   -   The date of death for Death Benefit Options 1 and 3.

If required by state law, we will compute the Net Death Benefit on the date of death for Death Benefit Option 2 as well as for Death Benefit Options 1 and 3.

ELECTION OF DEATH BENEFIT OPTIONS

Federal tax law requires a Guideline Minimum Death Benefit in relation to Policy Value for a Contract to qualify as life insurance. Under current Federal tax law, either the Guideline Premium Test or the Cash Value Accumulation Test can be used to determine if the Contract complies with the definition of "life insurance" under the Code. At the time of application, you may elect either of the tests. If you elect the Guideline Premium Test, you will have the choice of electing Death Benefit Option 1 or Death Benefit Option 2. If you elect the Cash Value Accumulation Test, Death Benefit Option 3 will apply.

GUIDELINE PREMIUM TEST AND CASH VALUE ACCUMULATION TEST
There are two main differences between the Guideline Premium Test and the Cash Value Accumulation Test. First, the Guideline Premium Test limits the amount of premium that may be paid into a Contract, while no such limits apply under the Cash Value Accumulation Test. Second, the factors that determine the Guideline Minimum Death

Benefit relative to the Policy Value are different. APPLICANTS FOR A POLICY SHOULD CONSULT A QUALIFIED TAX ADVISER IN CHOOSING BETWEEN THE GUIDELINE PREMIUM TEST AND THE CASH VALUE ACCUMULATION TEST AND IN CHOOSING A DEATH BENEFIT OPTION.

The Guideline Premium Test limits the amount of premiums payable under a Contract to a certain amount for an Insured of a particular age, sex, and underwriting class. Under the Guideline Premium Test, you may choose between Death Benefit Option 1 or Death Benefit Option 2, as described below. After issuance of the Contract, you may change the selection from Death Benefit Option 1 to Death Benefit Option 2, or vice versa.

The Cash Value Accumulation Test requires that the Death Benefit must be sufficient so that the cash Surrender Value does not at any time exceed the net single premium required to fund the future benefits under the Contract. Under the Cash Value Accumulation Test, required increases in the Guideline Minimum Death Benefit (due to growth in Policy Value) will generally be greater than under the Guideline Premium Test. If you choose the Cash Value Accumulation Test, ONLY Death Benefit Option 3 is available. You may NOT switch between Death Benefit Option 3 to Death Benefit Option 1 or to Death Benefit Option 2, or vice versa.

DEATH BENEFIT OPTION 1 -- LEVEL DEATH BENEFIT WITH GUIDELINE PREMIUM TEST
Under Option 1, the Death Benefit is equal to the greater of the Face Amount or the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will remain level unless the Guideline Minimum Death Benefit is greater than the Face Amount. If the Guideline Minimum Death Benefit is greater than the Face Amount, the Death Benefit will vary as the Policy Value varies.

Death Benefit Option 1 will offer the best opportunity for the Policy Value to increase without increasing the Death Benefit as quickly as it might under the other options. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 2 -- ADJUSTABLE DEATH BENEFIT WITH GUIDELINE PREMIUM TEST Under Option 2, the Death Benefit is equal to the greater of (1) the Face Amount plus the Policy Value or (2) the Guideline Minimum Death Benefit, as set forth in Table A in Appendix A. The Death Benefit will vary as the Policy Value changes, but will never be less than the Face Amount.

Death Benefit Option 2 will offer the best opportunity to have an increasing Death Benefit as early as possible. The Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. The Death Benefit will never go below the Face Amount.

DEATH BENEFIT OPTION 3 -- LEVEL DEATH BENEFIT WITH CASH VALUE ACCUMULATION TEST Under Option 3, the Death Benefit will equal the greater of (1) the Face Amount or (2) the Policy Value multiplied by the applicable factor as set forth in the Policy. The applicable factor depends upon the Underwriting Class, sex (unisex if required by law), and then-attained age of the Insured. The factors decrease slightly from year to year as the attained age of the Insured increases.

Death Benefit Option 3 will offer the best opportunity for an increasing death benefit in later Policy years and/ or to fund the Policy at the "seven-pay" limit for the full seven years. When the Policy Value multiplied by the applicable death benefit factor exceeds the Face Amount, the Death Benefit will increase whenever there is an increase in the Policy Value, and will decrease whenever there is a decrease in the Policy Value. However, the Death Benefit will never go below the Face Amount.

ALL DEATH BENEFIT OPTIONS MAY NOT BE AVAILABLE IN ALL STATES.

EXAMPLES

For the purposes of the following illustrations, assume that the Insured is under the age of 40, and that there is no Outstanding Loan.

EXAMPLE OF DEATH BENEFIT OPTION 1

Under Option 1, a Policy with a $100,000 Face Amount will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 250% of Policy Value (from Appendix A), if the Policy Value exceeds $40,000 the death benefit will exceed the $100,000 Face Amount. In this example, each dollar of Policy Value above $40,000 will increase the death benefit by $2.50.

For example, a Policy with a Policy Value of

   - $50,000 will have a Guideline Minimum Death Benefit of $125,000 (e.g., $50,000 X 2.50);

   - $60,000 will produce a Guideline Minimum Death Benefit of $150,000 (e.g., $60,000 X 2.50);

   - $75,000 will produce a Guideline Minimum Death Benefit of $187,500 (e.g., $75,000 X 2.50).

Similarly, if Policy Value exceeds $40,000, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $60,000 to $50,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $150,000 to $125,000. However, the death benefit will never be less than the Face Amount of the Policy.

The Guideline Minimum Death Benefit Factor becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than between zero and 40), the applicable percentage would be 185%. The death benefit would be greater than $100,000 Face Amount when the Policy Value exceeds $54,054 (rather than $40,000), and each dollar then added to or taken from Policy Value would change the death benefit by $1.85.

EXAMPLE OF DEATH BENEFIT OPTION 2
In this example, assume that the Insured is under the age of 40 and that there is no Outstanding Loan. The Face Amount of the Policy is $100,000.

Under Death Benefit Option 2, a Policy with a Face Amount of $100,000 will produce a death benefit of $100,000 plus Policy Value. For example, a Policy with Policy Value of

   -   $10,000 will produce a death benefit of $110,000 (e.g., $100,000 +
       $10,000);

   -   $25,000 will produce a death benefit of $125,000 (e.g., $100,000
       +$25,000);

   -   $50,000 will produce a death benefit of $150,000 (e.g., $100,000 +
       $50,000).

However, the Guideline Minimum Death Benefit must be at least 250% of the Policy Value. Therefore, if the Policy Value is greater than $66,667, 250% of the Policy Value will be Guideline Minimum Death Benefit. The Guideline Minimum Death Benefit will be greater than the Face Amount plus Policy Value. In this example, each dollar of Policy Value above $66,667 will increase the death benefit by $2.50. For example, if the Policy Value is

   - $70,000, the Guideline Minimum Death Benefit will be $175,000 (e.g., $70,000 X 2.50);

   - $80,000, the Guideline Minimum Death Benefit will be $200,000 (e.g., $80,000 X 2.50);

   - $90,000, the Guideline Minimum Death Benefit will be $225,000 (e.g., $90,000 X 2.50).

Similarly, if Policy Value exceeds $66,667, each dollar taken out of Policy Value will reduce the death benefit by $2.50. If, for example, the Policy Value is reduced from $80,000 to $70,000 because of partial withdrawals, charges or negative investment performance, the death benefit will be reduced from $200,000 to $175,000. If, however, the Policy Value TIMES

   -   The Guideline Minimum Death Benefit factor is LESS THAN

   -   The Face Amount PLUS Policy Value, THEN

   -   The death benefit will be the Face Amount PLUS Policy Value.

The Guideline Minimum Death Benefit factor becomes lower as the Insured's age increases. If the Insured's age in the above example were 50, the death benefit must be at least 185% of the Policy Value. The death benefit would be the sum of the Policy Value plus $100,000 unless the Policy Value exceeded $117,647 (rather than $66,667). Each dollar added to or subtracted from the Policy would change the death benefit by $1.85.

EXAMPLE OF DEATH BENEFIT OPTION 3
In this example, assume that the insured is a male, age 35, preferred non-smoker and that there is no Outstanding Loan.

Under Death Benefit Option 3, a Policy with a Face Amount of $100,000 will have a death benefit of $100,000. However, because the death benefit must be equal to or greater than 437% of policy value (in policy year 1), if the Policy Value exceeds $22,883 the death benefit will exceed the $100,000 face amount. In this example, each dollar of Policy Value above $22,883 will increase the death benefit by $4.37.

For example, a Policy with a Policy Value of:

   -   $50,000 will have a Death Benefit of $218,500 ($50,000 x 4.37);

   -   $60,000 will produce a Death Benefit of $262,200 ($60,000 x 4.37);

   -   $75,000 will produce a Death Benefit of $327,750 ($75,000 x 4.37).

Similarly, if Policy Value exceeds $22,883, each dollar taken out of policy value will reduce the death benefit by $4.37. If, for example, the policy value is reduced from $60,000 to $50,000 because of partial withdrawals, charges, or negative investment performance, the death benefit will be reduced from $262,200 to $218,500. If, however, the product of the Policy Value times the applicable percentage is less than the face amount, the death benefit will equal the face amount.

The applicable percentage becomes lower as the Insured's age increases. If the Insured's age in the above example were, for example, 50 (rather than 35), the applicable percentage would be 270% (in policy year 1).

The death benefit would not exceed the $100,000 face amount unless the Policy Value exceeded $37,037 (rather than $22,883), and each dollar then added to or taken from policy value would change the death benefit by $2.70.

CHANGING BETWEEN DEATH BENEFIT OPTIONS

You may change between Death Benefit Option 1 and Death Benefit Option 2 once each Policy year by written request. (YOU MAY NOT CHANGE BETWEEN DEATH BENEFIT OPTION 3 TO DEATH BENEFIT OPTION 1 OR TO DEATH BENEFIT OPTION 2, OR VICE VERSA). Changing options may require evidence of insurability. The change takes effect on the monthly processing date on or following the date of underwriting approval. We will impose no charge for changes in death benefit options.

CHANGE FROM DEATH BENEFIT OPTION 1 TO DEATH BENEFIT OPTION 2
If you change Death Benefit Option 1 to Death Benefit Option 2, we will decrease the Face Amount to equal:

   -   The death benefit MINUS

   -   The Policy Value on the date of the change

The change may not be made if the Face Amount would fall below $50,000. After the change from Death Benefit Option 1 to Death Benefit Option 2, future Monthly Insurance Protection charges may be higher or lower than if no change in option had been made. However, the insurance protection amount will always equal the Face Amount, unless the Guideline Minimum Death Benefit applies.

CHANGE FROM DEATH BENEFIT OPTION 2 TO DEATH BENEFIT OPTION 1
If you change Death Benefit Option 2 to Death Benefit Option 1, we will increase the Face Amount by the Policy Value on the date of the change. The death benefit will be the GREATER of:

   -   The new Face Amount or

   -   The Guideline Minimum Death Benefit under Death Benefit Option 1

After the change from Death Benefit Option 2 to Death Benefit Option 1, an increase in Policy Value will reduce the insurance protection amount and the Monthly Insurance Protection charge. A decrease in Policy Value will increase the insurance protection amount and the Monthly Insurance Protection charge.

A change in death benefit option may result in total payments exceeding the then current maximum payment limitation under federal tax law. Where total payments would exceed the current maximum payment limits, the excess first will be applied to repay any Outstanding Loans. If there are remaining excess payments, any such excess payments will be returned to you. However, we will accept a payment needed to prevent Policy lapse during a Policy year.

A change from Death Benefit Option 2 to Death Benefit Option 1 within five policy years of the Final Payment Date will terminate a Guaranteed Death Benefit.

GUARANTEED DEATH BENEFIT (NOT AVAILABLE IN ALL STATES)

An optional Guaranteed Death Benefit is available only at issue of the Policy. If the Guaranteed Death Benefit is in effect, the Company:

   - guarantees that your Policy will not lapse regardless of the investment performance of the Variable Account and

   -   provides a guaranteed Net Death Benefit.

In order to maintain the Guaranteed Death Benefit, certain minimum premium payment tests must be met on each Policy anniversary and within 48 months following the Date of Issue and/or the date of any increase in Face Amount, as described below. In addition, a one-time administrative charge of $25 will be deducted from Policy.

Value when the Guaranteed Death Benefit is elected. Certain transactions, including policy loans, partial withdrawals, underwriting reclassifications, change in face amount, and change in Death Benefit Option, can result in the termination of the Guaranteed Death Benefit. If the Guaranteed Death Benefit is terminated, it cannot be reinstated.

GUARANTEED DEATH BENEFIT TESTS
While the Guaranteed Death Benefit is in effect, the Policy will not lapse if the following two tests are met:

1. Within 48 months following the Date of Issue of the Policy or of any increase in the Face Amount, the sum of the premiums paid, less any Outstanding Loans, partial withdrawals and withdrawal charges, must be greater than the minimum monthly payment multiplied by the number of months which have elapsed since the relevant Date of Issue; and

2.   On each Policy anniversary, (a) must exceed (b), where, since the Date of
     Issue:

     (a) is the sum of your premiums, less any withdrawals, partial withdrawal charges and Outstanding Loans, which is classified as a preferred loan; and
     (b) is the sum of the minimum Guaranteed Death Benefit premiums, as shown on the specifications page of the Policy.

GUARANTEED DEATH BENEFIT
If the Guaranteed Death Benefit is in effect on the Final Premium Payment Date, a guaranteed Death Benefit will be provided as long as the Guaranteed Death Benefit is not terminated. The Death Benefit will be the greater of:

   -   the Face Amount as of the Final Premium Payment Date; or

   - the Policy Value as of the date due proof of death is received by the Company.

TERMINATION OF THE GUARANTEED DEATH BENEFIT
The Guaranteed Death Benefit will end and may not be reinstated on the first to occur of the following:

   -   foreclosure of an Outstanding Loan; or

   - the date on which the sum of your payments less withdrawals and loans does not meet or exceed the applicable Guaranteed Death Benefit test (above); or

   -   any Policy change that results in a negative guideline level premium; or

   - the effective date of a change from Death Benefit Option 2 to Death Benefit Option 1, if such changes occur within 5 policy years of the Final Payment Date; or

   - a request for a partial withdrawal or preferred loan is made after the Final Premium Payment Date.

It is possible that the Policy Value will not be sufficient to keep the Policy in force on the first Monthly Payment Date following the date the Guaranteed Death Benefit terminates.

                             PERFORMANCE INFORMATION

The Policies were first offered to the public in 1999. The Company may advertise "Total Return" and "Average Annual Total Return" performance information based on the periods that the Sub-Accounts have been in existence and based on the periods that the Underlying Funds have been in existence. Table I is based on the INCEPTION DATES OF THE SUB-ACCOUNTS OF THE VARIABLE ACCOUNT. and Table II shows Sub-Account performance based on the INCEPTION DATES OF THE UNDERLYING FUNDS

The returns in the tables reflect the charges assessed against the Variable Account (e.g., the mortality and expense risk charge) and all charges and expenses of the Underlying Funds. However, the payment expense charge, the charges that vary with each Policy because they are based on certain factors that vary with the individual characteristics of the Insured (e.g., the Monthly Deduction and Surrender Charges), and transaction charges are not reflected in the rates of return shown below. If these charges were deducted, the returns in the tables would have been significantly lower. The tables do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges.

In each table, "One-Year Total Return" refers to the total of the income generated by a Sub-Account, based on certain charges and assumptions as described in the respective tables, for the one-year period ended December 31, 2002. "Average Annual Total Return" is based on the same charges and assumptions, but reflects the hypothetical annually compounded return that would have produced the same cumulative return if the Sub-Account's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in annual performance return, they are not the same as actual year-by-year results.

OTHER PERFORMANCE INFORMATION

We may compare performance information for a sub-account in reports and promotional literature to:

   -   Standard & Poor's 500 Composite Stock Price Index (S&P 500)

   -   Dow Jones Industrial Average (DJIA)

   -   Shearson, Lehman Aggregate Bond Index

   - Other unmanaged indices of unmanaged securities widely regarded by investors as representative of the securities markets

   - Other groups of variable life separate accounts or other investment products tracked by Lipper Inc.

   - Other services, companies, publications or persons, such as Morningstar, Inc., who rank the investment products on performance or other criteria

   -   The Consumer Price Index

In advertising, sales literature, publications or other materials, we may give information on various topics of interest to Policy owners and prospective Policy owners. These topics may include:

   - The relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation and automatic account rebalancing)

   - The advantages and disadvantages of investing in tax-deferred and taxable investments

   -   Customer profiles and hypothetical payment and investment scenarios

   -   Financial management and tax and retirement planning

At times, the Company may also advertise the ratings and other information assigned to it by independent rating organizations such as A.M. Best Company ("A.M. Best"), Moody's Investors Service ("Moody's"), Standard &

Poor's Insurance Rating Services ("S&P") and Duff & Phelps. A.M. Best's and Moody's ratings reflect their current opinion of the Company's relative financial strength and operating performance in comparison to the norms of the life/heath insurance industry. S&P's and Duff & Phelps' ratings measure the ability of an insurance company to meet its obligations under insurance policies it issues do not measure the ability of such companies to meet other non-policy obligations. The ratings also do not relate to the performance of the Underlying Portfolios.

Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for insurance and administrative charges, separate account charges and fund management costs and expenses.

Performance information for any sub-account reflects only the performance of a hypothetical investment in the sub-account during a period. It is not representative of what may be achieved in the future. However, performance information may be helpful in reviewing market conditions during a period and in considering a fund's success in meeting its investment objectives.

                                     TABLE I
                   AVERAGE ANNUAL TOTAL RETURNS OF SUB-ACCOUNT

                      FOR PERIODS ENDING DECEMBER 31, 2003

                       SINCE INCEPTION OF THE SUB-ACCOUNT
            (EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES)

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT THE PAYMENT EXPENSE CHARGE, MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                 SUB-                                     10 YEARS
                                                                ACCOUNT        FOR YEAR                   (OR SINCE
                                                               INCEPTION        ENDED           5         INCEPTION
                                                                 DATE          12/31/03       YEARS        IF LESS)
-------------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund                                            05/01/01          27.67%       N/A            -5.57%
AIT Equity Index Fund                                           01/10/00          27.83%       N/A            -5.39%
AIT Government Bond Fund                                        05/01/01           1.67%       N/A             6.01%
AIT Money Market Fund                                           01/10/00           0.80%       N/A             3.24%
AIT Select Capital Appreciation Fund                            01/10/00          39.71%       N/A             3.67%
AIT Select Growth Fund                                          01/10/00          26.30%       N/A           -12.89%
AIT Select International Equity Fund                            01/10/00          27.77%       N/A            -6.40%
AIT Select Investment Grade Income Fund                         01/10/00           3.31%       N/A             7.49%
AIT Select Value Opportunity Fund                               01/10/00          38.43%       N/A            14.56%
AIM V.I. Aggressive Growth Fund                                 05/01/01          26.68%       N/A            -5.83%
AIM V.I. Blue Chip Fund                                         05/01/01          25.14%       N/A            -7.96%
AIM V.I. Premier Equity Fund                                    05/01/01          25.08%       N/A            -8.92%
AIM V.I. Basic Value Fund                                       05/01/02          33.29%       N/A             1.21%
AIM V.I. Capital Development Fund                               05/01/02          35.04%       N/A             0.62%
AllianceBernstein Growth and Income Portfolio                   05/01/01          32.18%       N/A            -1.50%
AllianceBernstein Premier Growth Portfolio                      05/01/01          23.37%       N/A           -10.82%
AllianceBernstein Small Cap Value Portfolio                     05/01/02          40.89%       N/A            10.17%
AllianceBernstein Technology Portfolio                          05/01/02          43.79%       N/A            -0.99%
AllianceBernstein Value Portfolio                               05/01/02          28.46%       N/A             5.37%
Delaware VIP Growth Opportunities Series                        05/01/01          40.86%       N/A             1.18%
Delaware VIP International Value Equity Series                  05/01/01          43.11%       N/A             5.52%
Fidelity VIP Equity-Income Portfolio                            01/10/00          30.33%       N/A             3.06%
Fidelity VIP Growth Portfolio                                   01/10/00          32.85%       N/A            -9.26%
Fidelity VIP High Income Portfolio                              01/10/00          27.27%       N/A            -2.35%
Fidelity VIP Overseas Portfolio                                 05/01/01          43.37%       N/A            -2.81%
Fidelity VIP Asset Manager Portfolio                            05/01/01          17.66%       N/A             1.66%
Fidelity VIP Contrafund(R) Portfolio                            05/01/01          28.20%       N/A             3.88%
Fidelity VIP Growth Opportunities Portfolio                     05/01/01          29.40%       N/A            -2.70%
Fidelity VIP Mid Cap Portfolio                                  05/01/02          38.25%       N/A            11.36%
Fidelity VIP Value Strategies Portfolio                         05/01/02          57.36%       N/A            10.94%
FT VIP Franklin Growth and Income Securities Fund               05/01/01          25.69%       N/A            -3.00%
FT VIP Franklin Large Cap Growth Securities Fund                05/01/02          26.94%       N/A             2.97%
FT VIP Franklin Small Cap Fund                                  05/01/01          37.24%       N/A            -3.19%
FT VIP Franklin Small Cap Value Securities Fund                 05/01/02          32.12%       N/A             3.49%
FT VIP Mutual Shares Securities Fund                            05/01/01          25.15%       N/A             3.46%
FT VIP Templeton Foreign Securities Fund                        05/01/02          32.21%       N/A             2.81%
INVESCO VIF-Dynamics Fund                                       05/01/01          37.82%       N/A            -9.58%
INVESCO VIF-Health Sciences Fund                                05/01/01          27.78%       N/A            -0.32%
Janus Aspen Growth Portfolio                                    05/01/00          31.49%       N/A           -13.40%
Janus Aspen Growth and Income Portfolio                         05/01/01          23.51%       N/A            -5.42%
MFS(R) Mid Cap Growth Series                                    05/01/02          36.61%       N/A            -1.25%
MFS(R) New Discovery Series                                     05/01/02          33.43%       N/A             0.39%
MFS(R) Total Return Series                                      05/01/02          16.00%       N/A             4.43%

MFS(R) Utilities Series                                         05/01/02          35.57%       N/A             8.48%
Oppenheimer Balanced Fund/VA                                    05/01/02          24.68%       N/A             7.55%
Oppenheimer Capital Appreciation Fund/VA                        05/01/02          30.69%       N/A             2.14%
Oppenheimer Global Securities Fund/VA                           05/01/02          42.86%       N/A             6.47%
Oppenheimer High Income Fund/VA                                 05/01/02          23.79%       N/A            10.58%
Oppenheimer Main Street Fund/VA                                 05/01/02          26.44%       N/A             1.63%
Pioneer Emerging Markets VCT Portfolio                          05/01/01          57.87%       N/A            16.98%
Pioneer Real Estate Shares VCT Portfolio                        05/01/01          34.46%       N/A            16.19%
Scudder VIT EAFE Equity Index                                   05/01/01          33.35%       N/A            -5.84%
Scudder VIT Small Cap Index                                     05/01/01          46.42%       N/A             6.03%
Scudder Technology Growth Portfolio                             05/01/00          46.60%       N/A           -19.06%
SVS Dreman Financial Services Portfolio                         05/01/01          28.13%       N/A             6.18%
T. Rowe Price International Stock Portfolio                     01/10/00          30.53%       N/A            -8.57%


PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE UNDERLYING FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                                     TABLE 2
                          AVERAGE ANNUAL TOTAL RETURNS

                      FOR PERIODS ENDING DECEMBER 31, 2003

                   SINCE INCEPTION OF THE UNDERLYING FUNDS(1)
            (EXCLUDING MONTHLY POLICY CHARGES AND SURRENDER CHARGES)

The following performance information is based on the periods that the Sub-Accounts have been in existence. The performance information is net of total Underlying Fund expenses and all Sub-Account charges. THE DATA DOES NOT REFLECT THE PAYMENT EXPENSE CHARGE, MONTHLY CHARGES UNDER THE POLICY OR SURRENDER CHARGES. It is assumed that an annual premium payment of $3,000 (approximately one Guideline Annual Premium) was made at the beginning of each Policy year and that ALL premiums were allocated to EACH Sub-Account individually.


                                                                                                        10 YEARS
                                                                  PORTFOLIO    FOR YEAR                 (OR SINCE
                                                                  INCEPTION     ENDED          5         INCEPTION
                                                                    DATE       12/31/03      YEARS       IF LESS)
-----------------------------------------------------------------------------------------------------------------
AIT Core Equity Fund*                                             04/29/85        27.67%      -1.00%          8.54%
AIT Equity Index Fund*                                            09/28/90        27.83%      -0.85%         10.61%
AIT Government Bond Fund*                                         08/26/91         1.67%       5.68%          5.84%
AIT Money Market Fund*                                            04/29/85         0.80%       3.64%          4.43%
AIT Select Capital Appreciation Fund*                             04/28/95        39.71%       7.72%         12.90%
AIT Select Growth Fund*                                           08/21/92        26.30%      -5.98%          7.17%
AIT Select International Equity Fund*                             05/02/94        27.77%      -0.62%          5.41%
AIT Select Investment Grade Income Fund*                          04/29/85         3.31%       5.67%          6.31%
AIT Select Value Opportunity Fund *                               04/30/93        38.43%      10.16%         11.62%
AIM V.I. Aggressive Growth Fund*                                  05/01/98        26.68%       1.46%          1.12%
AIM V.I. Blue Chip Fund*                                          12/29/99        25.14%        N/A          -9.95%
AIM V.I. Premier Equity Fund*                                     05/05/93        25.08%      -3.29%          8.49%
AIM V.I. Basic Value Fund*                                        09/10/01        33.29%        N/A           2.57%
AIM V.I. Capital Development Fund*                                05/01/98        35.04%       6.37%          4.12%
AllianceBernstein Growth and Income Portfolio*                    01/14/91        32.18%       5.38%         12.86%
AllianceBernstein Premier Growth Portfolio*                       06/26/92        23.37%      -5.00%         10.07%
AllianceBernstein Small Cap Value Portfolio*                      05/01/01        40.89%        N/A          15.56%
AllianceBernstein Technology Portfolio*                           01/11/96        43.79%      -3.07%          6.36%
AllianceBernstein Value Portfolio*                                05/01/01        28.46%        N/A           4.44%
Delaware VIP Growth Opportunities Series*                         07/12/91        40.86%       5.69%          9.84%
Delaware VIP International Value Equity Series*                   10/29/92        43.11%       5.27%          7.79%
Fidelity VIP Equity-Income Portfolio                              10/09/86        30.33%       3.47%         10.86%
Fidelity VIP Growth Portfolio                                     10/09/86        32.85%      -1.32%          9.60%
Fidelity VIP High Income Portfolio                                09/19/85        27.27%      -0.52%          4.03%
Fidelity VIP Overseas Portfolio                                   01/28/87        43.37%       0.77%          5.15%
Fidelity VIP Asset Manager Portfolio*                             09/06/89        17.66%       1.69%          6.50%
Fidelity VIP Contrafund(R) Portfolio*                             01/03/95        28.20%       3.21%         13.69%
Fidelity VIP Growth Opportunities Portfolio*                      01/03/95        29.40%      -5.78%          7.29%
Fidelity VIP Mid Cap Portfolio*                                   12/28/98        38.25%      18.93%         19.63%
Fidelity VIP Value Strategies Portfolio*                          02/20/02        57.36%        N/A          12.79%
FT VIP Franklin Growth and Income Securities Fund*                01/24/89        25.69%      11.14%          0.67%
FT VIP Franklin Large Cap Growth Securities Fund*                 05/01/96        26.94%       3.03%          8.47%
FT VIP Franklin Small Cap Fund*                                   11/01/95        37.24%       6.79%          9.71%
FT VIP Franklin Small Cap Value Securities Fund*                  05/01/98        32.12%      11.58%          5.40%
FT VIP Mutual Shares Securities Fund*                             11/08/96        25.15%       8.72%          9.02%
FT VIP Templeton Foreign Securities Fund*                         05/01/92        32.21%       1.70%          6.60%
INVESCO VIF-Dynamics Fund                                         08/25/97        37.82%      -0.61%          2.87%
INVESCO VIF-Health Sciences Fund                                  05/22/97        27.78%       2.93%          9.50%
Janus Aspen Growth Portfolio                                      09/13/93        31.49%      -2.47%          8.33%
Janus Aspen Growth and Income Portfolio                           05/01/98        23.51%       4.37%          7.23%
MFS(R) Mid Cap Growth Series*                                     05/01/00        36.61%        N/A         -12.26%
MFS(R) New Discovery Series*                                      05/01/98        33.43%       7.82%          7.24%
MFS(R) Total Return Series*                                       01/03/95        16.00%       5.47%         11.05%

MFS(R) Utilities Series*                                          01/03/95        35.57%       1.94%         11.64%
Oppenheimer Balanced Fund/VA*                                     02/09/87        24.68%       6.11%          8.61%
Oppenheimer Capital Appreciation Fund/VA*                         04/03/85        30.69%       3.19%         12.11%
Oppenheimer Global Securities Fund/VA*                            11/12/90        42.86%      10.02%          9.71%
Oppenheimer High Income Fund/VA*                                  04/30/86        23.79%       4.14%          6.23%
Oppenheimer Main Street Fund/VA*                                  07/05/95        26.44%       0.27%          9.94%
Pioneer Emerging Markets VCT Portfolio*                           10/30/98        57.87%      11.03%         11.67%
Pioneer Real Estate Shares VCT Portfolio*                         03/01/95        34.46%      12.79%         12.48%
Scudder VIT EAFE Equity Index                                     08/22/97        33.35%      -3.49%         -0.79%
Scudder VIT Small Cap Index                                       08/22/97        46.42%       6.52%          5.55%
Scudder Technology Growth Portfolio                               05/03/99        46.60%        N/A          -2.46%
SVS Dreman Financial Services Portfolio                           05/04/98        28.13%       6.12%          4.97%
T. Rowe Price International Stock Portfolio                       03/31/94        30.53%      -1.90%          3.58%


(1) Many of the Underlying Funds in which the Sub-Accounts invest existed prior to the date the Sub-Accounts commenced operations. In this table, the specified period is based on the inception date of each Underlying Fund rather than the inception date of the Sub-Account. As such, the table represents what the performance of a Sub-Account would have been if the Sub-Account had been both in existence and invested in the corresponding Underlying Fund since the date indicated. In that respect, these numbers are hypothetical and are not the actual performance numbers for the Sub-Accounts or the Contract.

* These funds include a charge for 12b-1 fees. For periods beyond the inception date of the Sub-Accounts, these hypothetical performance figures are based upon the historical performance of the non 12b-1 class of shares, but adjusted to reflect the effect of the 12b-1 fee on performance.

PERFORMANCE INFORMATION REFLECTS ONLY THE PERFORMANCE OF A HYPOTHETICAL INVESTMENT DURING THE PARTICULAR TIME PERIOD ON WHICH THE CALCULATIONS ARE BASED. ONE-YEAR TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. PERFORMANCE INFORMATION SHOULD BE CONSIDERED IN LIGHT OF THE INVESTMENT OBJECTIVES AND POLICIES, CHARACTERISTICS AND QUALITY OF THE PORTFOLIO OF THE FUND IN WHICH A SUB-ACCOUNT INVESTS AND THE MARKET CONDITIONS DURING THE GIVEN TIME PERIOD, AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF WHAT MAY BE ACHIEVED IN THE FUTURE.

                             INDEPENDENT ACCOUNTANTS


The financial statements of the Company as of December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, and the financial statements of Separate Account IMO of the Company as of December 31, 2003 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Policies.

                        REPORT OF INDEPENDENT AUDITORS

To the Board of Directors and Shareholder of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income, shareholder's equity and cash flows present fairly, in all material respects, the financial position of Allmerica Financial Life Insurance and Annuity Company and its subsidiaries at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The consolidated financial statements give retroactive effect to the reorganization of First Allmerica Financial Life Insurance Company as a subsidiary of Allmerica Financial Life Insurance and Annuity Company on December 31, 2002, as described in Note 2 to the consolidated financial statements.

As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for goodwill in 2002 and derivative instruments in 2001.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
January 26, 2004, except
as to Note 10, which is as
of March 29, 2004

ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ALLMERICA FINANCIAL CORPORATION)

Consolidated Statements of Income

FOR THE YEARS ENDED DECEMBER 31,                                    2003        2002        2001
--------------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
  Premiums                                                        $   41.9   $     48.1   $   49.0
  Universal life and investment product policy fees                  319.3        409.8      391.6
  Net investment income                                              270.9        384.2      433.2
  Net realized investment losses                                      16.4       (137.7)     (86.6)
  Other income                                                       121.1         97.7       86.1
                                                                  --------   ----------   --------
    Total revenues                                                   769.6        802.1      873.3
                                                                  --------   ----------   --------

BENEFITS, LOSSES AND EXPENSES
  Policy benefits, claims, losses and loss adjustment expenses       265.2        485.6      414.3
  Policy acquisition expenses                                        145.1        655.9       77.5
  Gain from retirement of trust instruments supported by
    funding obligations                                               (5.7)      (102.6)         -
  Additional consideration received from sale of defined
    contribution business                                                -         (3.6)         -
  Gain (loss) from sale of universal life business                    (5.5)        31.3          -
  Restructuring costs                                                 29.0         14.8          -
  Losses (gains) on derivative instruments                            10.3        (40.3)      35.2
  Other operating expenses                                           332.3        378.2      321.2
                                                                  --------   ----------   --------
    Total benefits, losses and expenses                              770.7      1,419.3      848.2
                                                                  --------   ----------   --------
  (Loss) income before federal income taxes                           (1.1)      (617.2)      25.1
                                                                  --------   ----------   --------

FEDERAL INCOME TAX BENEFIT
  Current                                                              2.5        (28.5)      (1.5)
  Deferred                                                           (19.9)      (215.3)     (13.0)
                                                                  --------   ----------   --------
    Total federal income tax benefit                                 (17.4)      (243.8)     (14.5)
                                                                  --------   ----------   --------

Income (loss) before cumulative effect of change in accounting
  principle                                                           16.3       (373.4)      39.6
                                                                  --------   ----------   --------

Cumulative effect of change in accounting principle                      -         (1.6)      (3.2)
                                                                  --------   ----------   --------

Net income (loss)                                                 $   16.3   $   (375.0)  $   36.4
                                                                  ========   ==========   ========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Consolidated Balance Sheets

DECEMBER 31,                                                         2003          2002
-------------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
  Investments:
    Fixed maturities at fair value (amortized cost of $3,912.6
      and $4,503.8)                                               $   4,080.1   $   4,685.1
    Equity securities at fair value (cost of $6.2 and $33.8)             10.3          36.0
    Mortgage loans                                                      122.3         175.1
    Policy loans                                                        268.0         361.4
    Other long-term investments                                          80.0         128.0
                                                                  -----------   -----------
      Total investments                                               4,560.7       5,385.6
                                                                  -----------   -----------
  Cash and cash equivalents                                             242.8         268.2
  Accrued investment income                                              76.2          89.6
  Premiums, accounts and notes receivable, net                            3.8           2.9
  Reinsurance receivable on paid and unpaid losses, benefits
    and unearned premiums                                             1,042.9       1,064.7
  Deferred policy acquisition costs                                     894.6       1,030.1
  Deferred federal income taxes                                         223.8         212.4
  Other assets                                                          157.4         280.9
  Separate account assets                                            11,835.4      12,343.4
                                                                  -----------   -----------
      Total assets                                                $  19,037.6   $  20,677.8
                                                                  ===========   ===========

LIABILITIES
  Policy liabilities and accruals:
    Future policy benefits                                        $   3,556.8   $   3,900.1
    Outstanding claims and losses                                       105.2         104.1
    Unearned premiums                                                     3.5           3.9
    Contractholder deposit funds and other policy liabilities           675.5         763.5
                                                                  -----------   -----------
      Total policy liabilities and accruals                           4,341.0       4,771.6
                                                                  -----------   -----------
  Expenses and taxes payable                                            453.9         623.2
  Reinsurance premiums payable                                           12.1         538.9
  Trust instruments supported by funding obligations                  1,200.3       1,202.8
  Separate account liabilities                                       11,835.4      12,343.4
                                                                  -----------   -----------
    Total liabilities                                                17,842.7      19,479.9
                                                                  -----------   -----------
  Commitments and contingencies (Notes 15 and 19)

SHAREHOLDER'S EQUITY
  Common stock, $1,000 par value, 10,000 shares authorized,
    2,526 Shares issued and outstanding                                   2.5           2.5
  Additional paid-in capital                                          1,075.0       1,075.0
  Accumulated other comprehensive loss                                  (23.5)        (29.2)
  Retained earnings                                                     140.9         149.6
                                                                  -----------   -----------
    Total shareholder's equity                                        1,194.9       1,197.9
                                                                  -----------   -----------
    Total liabilities and shareholder's equity                    $  19,037.6   $  20,677.8
                                                                  ===========   ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Consolidated Statements of Shareholder's Equity

FOR THE YEARS ENDED DECEMBER 31,                                  2003        2002          2001
--------------------------------------------------------------------------------------------------
(IN MILLIONS)
COMMON STOCK
  Balance at beginning and end of year                        $      2.5   $      2.5   $      2.5
                                                              ----------   ----------   ----------

ADDITIONAL PAID-IN CAPITAL (1)
  Balance at beginning of year                                   1,075.0        887.0        857.0
  Capital contribution                                                 -        188.0         30.0
                                                              ----------   ----------   ----------
  Balance at end of year                                         1,075.0      1,075.0        887.0
                                                              ----------   ----------   ----------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (1)
  Net unrealized appreciation on investments and derivative
    instruments:
    Balance at beginning of year                                    14.8         21.0         (8.7)
    (Depreciation) appreciation during the period:
      Net (depreciation) appreciation on available-for-sale
        securities and derivative instruments                      (17.9)        (9.6)        45.7
      Benefit (provision) for deferred federal income taxes          6.2          3.4        (16.0)
                                                              ----------   ----------   ----------
                                                                   (11.7)        (6.2)        29.7
                                                              ----------   ----------   ----------
    Balance at end of year                                           3.1         14.8         21.0
                                                              ----------   ----------   ----------

    Minimum Pension Liability:
    Balance at beginning of year                                   (44.0)       (15.5)           -
    Increase during the period:
    Decrease (increase) in minimum pension liability                26.8        (43.8)       (23.9)
    (Provision) benefit for deferred federal income taxes           (9.4)        15.3          8.4
                                                              ----------   ----------   ----------
                                                                    17.4        (28.5)       (15.5)
                                                              ----------   ----------   ----------
    Balance at end of year                                         (26.6)       (44.0)       (15.5)
                                                              ----------   ----------   ----------
    Total accumulated other comprehensive (loss) income            (23.5)       (29.2)         5.5
                                                              ----------   ----------   ----------

RETAINED EARNINGS (1)
    Balance at beginning of year                                   149.6        524.6        488.2
    Dividend                                                       (25.0)           -            -
    Net income (loss)                                               16.3       (375.0)        36.4
                                                              ----------   ----------   ----------
    Balance at end of year                                         140.9        149.6        524.6
                                                              ----------   ----------   ----------

      Total shareholder's equity                              $  1,194.9   $  1,197.9   $  1,419.6
                                                              ==========   ==========   ==========

(1) CERTAIN 2001 BALANCES HAVE BEEN RESTATED DUE TO A CHANGE IN CORPORATE STRUCTURE ON DECEMBER 31, 2002 (SEE NOTE 2 - REORGANIZATION OF AFC CORPORATE STRUCTURE).

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Consolidated Statements of Comprehensive Income (Loss) (1)

FOR THE YEARS ENDED DECEMBER 31,                                    2003        2002        2001
--------------------------------------------------------------------------------------------------
(IN MILLIONS)
Net income (loss)                                                 $   16.3   $   (375.0)  $   36.4
                                                                  --------   ----------   --------
Other comprehensive (loss) income:
  Available-for-sale securities:
    Net (depreciation) appreciation during the period                (10.7)        48.9       44.3
    Benefit (provision) for deferred federal income taxes              3.7        (17.1)     (15.5)
                                                                  --------   ----------   --------
  Total available-for-sales securities                                (7.0)        31.8       28.8
                                                                  --------   ----------   --------
  Derivative instruments:
    Net (depreciation) appreciation during the period                 (7.2)       (58.5)       1.4
    Benefit (provision) for deferred federal income taxes              2.5         20.5       (0.5)
                                                                  --------   ----------   --------
  Total derivatives instruments                                       (4.7)       (38.0)       0.9
                                                                  --------   ----------   --------
                                                                     (11.7)        (6.2)      29.7
                                                                  --------   ----------   --------
  Minimum pension liability:
    Decrease (increase) in minimum pension liability                  26.8        (43.8)     (23.9)
    (Provision) benefit for deferred federal income taxes             (9.4)        15.3        8.4
                                                                  --------   ----------   --------
                                                                      17.4        (28.5)     (15.5)
                                                                  --------   ----------   --------
Other comprehensive income (loss)                                      5.7        (34.7)      14.2
                                                                  --------   ----------   --------
Comprehensive income (loss)                                       $   22.0   $   (409.7)  $   50.6
                                                                  ========   ==========   ========

(1) CERTAIN 2001 BALANCES HAVE BEEN RESTATED DUE TO A CHANGE IN CORPORATE STRUCTURE ON DECEMBER 31, 2002 (SEE NOTE 2 - REORGANIZATION OF AFC CORPORATE STRUCTURE).

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Consolidated Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31,                                     2003           2002           2001
-----------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income (loss)                                               $      16.3    $    (375.0)   $      36.4
    Adjustments to reconcile net income (loss) to net cash
      (used in) provided by operating activities:
    Net realized investment (gains) losses                              (16.4)         137.7           86.6
    Losses (gains) on derivative instruments                              6.9          (40.3)          35.2
    Losses on foreign currency futures contracts                         10.2              -              -
    Impairment of capitalized technology                                  3.4           29.8              -
    Net amortization and depreciation                                    29.2           18.0           20.3
    Interest credited to contractholder deposit funds and trust
      instruments supported by funding obligations                       57.4           84.4          126.7
    Gain from retirement of trust instruments supported by
      funding obligations                                                (5.7)        (102.6)             -
    (Gain) loss from sale of universal life business                     (5.5)          31.3              -
    Deferred federal income taxes benefits                              (19.9)        (215.3)         (13.0)
    Change in deferred acquisition costs                                135.3          386.7         (171.9)
    Change in premiums and notes receivable, net of reinsurance
      premiums payable                                                 (500.4)           0.9           26.3
    Change in accrued investment income                                  13.4            7.4           (1.3)
    Change in policy liabilities and accruals, net                     (412.4)        (221.7)         417.7
    Change in reinsurance receivable                                     21.8           15.1           35.6
    Change in expenses and taxes payable                               (223.1)         189.7          (31.7)
    Other, net                                                           45.5           (3.3)         (42.4)
                                                                  -----------    -----------    -----------
      Net cash (used in) provided by operating activities              (844.0)         (57.2)         524.5
                                                                  -----------    -----------    -----------
CASH FLOWS FROM INVESTING ACTIVITIES
    Proceeds from disposals and maturities of
      available-for-sale fixed maturities                             1,907.7        3,503.6        1,793.9
    Proceeds from disposals of equity securities                         70.5            0.5           42.0
    Proceeds from disposals of other investments                         64.3           60.4           38.8
    Proceeds from mortgages sold, matured or collected                   53.7           52.3          309.3
    Purchase of available-for-sale fixed maturities                  (1,236.6)      (1,997.6)      (2,994.5)
    Purchase of equity securities                                       (40.2)          (1.4)         (11.1)
    Purchase of other investments                                       (21.9)         (31.3)         (21.2)
    Capital expenditures                                                 (5.0)         (11.5)         (31.2)
    Net receipts (payments) related to margin deposits of
      derivative instruments                                             56.6          (72.0)         (27.4)
    Proceeds from disposal of company owned life insurance               64.9              -              -
    Other investing activities, net                                      94.8           16.8            7.1
                                                                  -----------    -----------    -----------
      Net cash provided by (used in) investing activities             1,008.8        1,519.8         (894.5)
                                                                  -----------    -----------    -----------
CASH FLOWS FROM FINANCING ACTIVITIES
    Deposits to contractholder deposit funds                                -          100.0          101.3
    Withdrawals from contractholder deposit funds                       (32.7)      (1,023.7)        (621.0)
    Deposits to trust instruments supported by funding
      obligations                                                           -          112.0        1,109.5
    Withdrawals from trust instruments supported by funding
      obligations                                                      (156.9)        (578.9)        (190.6)
    (Dividend) capital contribution                                      (0.6)          42.1              -
                                                                  -----------    -----------    -----------
      Net cash (used in) provided by financing activities              (190.2)      (1,348.5)         399.2
                                                                  -----------    -----------    -----------
Net change in cash and cash equivalents                                 (25.4)         114.1           29.2
Cash and cash equivalents, beginning of period                          268.2          154.1          124.9
                                                                  -----------    -----------    -----------
Cash and cash equivalents, end of period                          $     242.8    $     268.2    $     154.1
                                                                  ===========    ===========    ===========

SUPPLEMENTAL CASH FLOW INFORMATION
Interest payments                                                 $         -    $      (0.7)   $      (0.9)
Income tax refunds                                                $      29.8    $       9.1    $       7.8

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION
Allmerica Financial Life Insurance and Annuity Company ("AFLIAC" or the "Company") is organized as a stock life insurance company, and is a wholly-owned subsidiary of Allmerica Financial Corporation ("AFC"). As noted below, the consolidated accounts of AFLIAC include the accounts of First Allmerica Financial Life Insurance Company ("FAFLIC") and certain wholly-owned non-insurance subsidiaries (principally brokerage and investment advisory subsidiaries). In accordance with the change in reporting entity guidance contained in Accounting Principles Board Opinion No. 20, ACCOUNTING CHANGES ("APB Opinion No. 20"), the financial statements of the Company have been restated for all prior periods to show financial information for the new reporting entity for all periods presented (see Note 2 - Reorganization of AFC Corporate Structure).

Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFLIAC agreed with the Massachusetts Insurance Commissioner to maintain certain surplus levels indefinitely.

At December 31, 2003, the Allmerica Financial Services ("AFS") segment manages a block of existing variable annuity, variable universal life and traditional life insurance products, as well as certain group retirement products. During 2003, AFS managed this existing life insurance business and also operated our independent broker/dealer business, which was conducted through VeraVest Investment, Inc. ("VeraVest"). VeraVest distributed third party investment and insurance products. In the fourth quarter of 2003, we announced the cessation of retail sales through VeraVest (see Note 4 - Significant Transactions). In addition, prior to September 30, 2002, this segment actively manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequent to our announcement on September 27, 2002 that we planned to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products, we ceased all new sales of these products.

Through its Asset Management segment, prior to September 2002, FAFLIC offered Guaranteed Investment Contracts ("GICs"). GICs, also referred to as funding agreements, are investment contracts with either short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. The Company's declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical for FAFLIC to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during 2003 and the fourth quarter of 2002 (see Note 4 - Significant Transactions).

The preparation of financial statements in conformity with generally accepted accounting principles requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. CLOSED BLOCK
FAFLIC established and began operating a closed block (the "Closed Block") for the benefit of the participating policies included therein, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of FAFLIC's demutualization on October 16, 1995; such policies constitute the "Closed Block Business". The purpose of the Closed Block is to protect the policy dividend expectations of such FAFLIC dividend paying policies and contracts. Unless the Massachusetts Insurance Commissioner consents to an earlier termination, the Closed Block will continue to be in effect until the date none of the Closed Block policies are in force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block Business, are reasonably sufficient to support the Closed Block Business, including provision for payment of policy benefits, certain future expenses and taxes and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for Closed Block Business will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future post-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in force.

If the actual income from the Closed Block in any given period equals or exceeds the expected income for such period as determined at the inception of the Closed Block, the expected income would be recognized in income for that period. Further, cumulative actual Closed Block income in excess of the expected income would not inure to the shareholders and would be recorded as an additional liability for policyholder dividend obligations. This accrual for future dividends effectively limits the actual Closed Block income recognized in income to the Closed Block income expected to emerge from operation of the Closed Block as determined at inception.

If, over the period the policies and contracts in the Closed Block remain in force, the actual income from the Closed Block is less than the expected income from the Closed Block, only such actual income (which could reflect a loss) would be recognized in income. If the actual income from the Closed Block in any given period is less than the expected income for that period and changes in dividend scales are inadequate to offset the negative performance in relation to the expected performance, the income inuring to shareholders of the Company will be reduced. If a policyholder dividend liability had been previously established in the Closed Block because the actual income to the relevant date had exceeded the expected income to such date, such liability would be reduced by this reduction in income (but not below zero) in any periods in which the actual income for that period is less than the expected income for such period.

C. VALUATION OF INVESTMENTS
In accordance with the provisions of Statement of Financial Accounting Standards No. 115, ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, ("Statement No. 115"), the Company is required to classify its investments into one of three categories: held-to-maturity, available-for-sale, or trading. The Company determines the appropriate classification of debt securities at the time of purchase and re-evaluates such designation as of each balance sheet date.

Fixed maturities and equity securities are classified as available-for-sale. Available-for-sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholders' equity. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization is included in investment income.

Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and reserves. Reserves on mortgage loans are based on losses expected by the Company to be realized on transfers of mortgage loans to real estate (upon foreclosure), on the disposition or settlement of mortgage loans and on mortgage loans which the Company believes may not be collectible in full. In establishing reserves, the Company considers, among other things, the estimated fair value of the underlying collateral.

Fixed maturities and mortgage loans that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received.

Policy loans are carried principally at unpaid principal balances.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk, are reported as a component of revenues based upon specific identification of the investment assets sold. When an other-than-temporary decline in value of a specific investment is deemed to have occurred, the Company reduces the cost basis of the investment to fair value. This reduction is permanent and is recognized as a realized investment loss. Changes in the reserves for mortgage loans are included in realized investment gains or losses.

D. FINANCIAL INSTRUMENTS
In the normal course of business, the Company enters into transactions involving various types of financial instruments, including debt, investments such as fixed maturities, mortgage loans and equity securities, investment and loan commitments, swap contracts, option contracts and futures contracts. These instruments involve credit risk and are also subject to risk of loss due to interest rate and foreign currency fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

E. DERIVATIVES AND HEDGING ACTIVITIES
All derivatives are recognized on the balance sheet at their fair value. On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge); (2) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow" hedge); (3) a foreign-currency fair value or cash flow hedge ("foreign currency" hedge); or (4) "held for trading". Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a fair value hedge, along with the gain or loss on the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings. Changes in the fair value of a derivative that is highly effective and that is designated and qualifies as a cash flow hedge are recorded in other comprehensive income, until earnings are affected by the variability of cash flows (i.e., when periodic settlements on a variable-rate asset or liability are recorded in earnings). Changes in the fair value of derivatives that are highly effective and that are designated and qualify as foreign currency hedges are recorded in either current period earnings or other comprehensive income, depending on whether the hedge transaction is a fair value hedge or a cash flow hedge. Lastly, changes in the fair value of derivative trading instruments are reported in current period earnings.

The Company may hold financial instruments that contain "embedded" derivative instruments. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument, or host contract, and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract, carried at fair value, and designated as a fair value, cash flow, or foreign currency hedge, or as a trading derivative instrument.

The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow, or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used in hedging transactions are highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively, as discussed below.

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item, including forecasted transactions; (2) the derivative expires or is sold, terminated, or exercised;
(3) the derivative is no longer designated as a hedge instrument, because it is unlikely that a forecasted transaction will occur; or (4) management determines that designation of the derivative as a hedge instrument is no longer appropriate.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative will continue to be carried on the balance sheet at its fair value, and the hedged asset or liability will no longer be adjusted for changes in fair value. When hedge accounting is discontinued because the derivative used in a cash flow hedge expires or is sold, terminated, or exercised, the gain or loss on the derivative will continue to be deferred in accumulated other comprehensive income and reclassified to earnings when the hedged forecasted transaction affects earnings. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative will continue to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in other comprehensive income will be recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, the derivative will be carried at its fair value on the balance sheet, with changes in its fair value recognized in current period earnings.

F. CASH AND CASH EQUIVALENTS
Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

G. DEFERRED POLICY ACQUISITION COSTS
Acquisition costs consist of commissions, underwriting costs and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs related to variable annuities and contractholder deposit funds that were deferred in 2002 and prior, are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. This amortization is reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be realized from this group of products, including realized and unrealized gains and losses from investments. Acquisition costs related to fixed annuities and other life insurance products which were deferred in 2002 and prior are amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods based upon the same assumptions used in estimating the liability for future policy benefits.

Deferred acquisition costs for each life product are reviewed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. Although recoverability of deferred policy acquisition costs is not assured, the Company believes it is more likely than not that all of these costs will be recovered. The amount of deferred policy acquisition costs considered recoverable, however, could be reduced in the near term if the estimates of gross profits or total revenues discussed above are reduced or permanently impaired as a result of the disposition of a line of business. The amount of amortization of deferred policy acquisition costs could be revised in the near term if any of the estimates discussed above are revised.

H. REINSURANCE RECEIVABLES
The Company shares certain insurance risks it has underwritten, through the use of reinsurance contracts, with various insurance entities. Reinsurance accounting is followed for ceded transactions when the risk transfer provisions of Statement of Financial Accounting Standards No. 113, ACCOUNTING AND REPORTING FOR REINSURANCE OF SHORT-DURATION AND LONG-DURATION CONTRACTS ("Statement No. 113"), have been met. As a result, when the Company experiences loss or claims events, or unfavorable mortality or morbidity experience that are subject to a reinsurance contract, reinsurance recoverables are recorded. The amount of the reinsurance recoverable can vary based on the terms of the reinsurance contract, the size of the individual loss or claim, or the aggregate amount of all losses or claims in a particular line, book of business or an aggregate amount associated with a particular accident year. The valuation of losses or claims recoverable depends on whether the underlying loss or claim is a reported loss or claim, an incurred but not reported loss or a future policy benefit. For reported losses and claims, the Company values reinsurance recoverables at the time the underlying loss or claim is recognized, in accordance with contract terms. For incurred but not reported losses and future policy benefits, the Company estimates the amount of reinsurance recoverables based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the gross loss reserve and future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all losses and claims are settled.

I. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE
Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is provided using the straight-line or accelerated method over the estimated useful lives of the related assets, which generally range from 3 to 30 years. The estimated useful life for capitalized software is generally 5 years. Amortization of leasehold improvements is provided using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

The Company tests for the recoverability of long-lived assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. When an impairment loss has been deemed to have occurred, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

J. GOODWILL
In accordance with the provisions of Statement of Financial Accounting Standards No. 142, GOODWILL AND OTHER INTANGIBLE ASSETS ("Statement No. 142"), the Company ceased amortizing its goodwill beginning in 2002 and carries it at the January 1, 2002 amortized cost balance, net of impairments. The Company tests for the recoverability of goodwill annually or whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. The Company recognizes impairment losses only to the extent that the carrying amounts of reporting units with goodwill exceed the fair value. The amount of the impairment loss that is recognized is determined based upon the excess of the carrying value of goodwill compared to the implied fair value of the goodwill, as determined with respect to all assets and liabilities of the reporting unit.

K. SEPARATE ACCOUNTS
Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable life insurance contractholders and certain pension funds. Assets consist principally of mutual funds, bonds, common stocks, and short-term obligations at market value. The investment income and gains and losses of these accounts generally accrue to the contractholders and, therefore, are not included in the Company's net income. Appreciation and depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in shareholders' equity or net investment income.

L. POLICY LIABILITIES AND ACCRUALS
Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. The liabilities associated with traditional life insurance products are computed using the net level premium method for individual life and annuity policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2 1/2% to 6.0% for life insurance and 2% to 9 1/2% for annuities. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards. Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum fund values in excess of contract values, also referred to as guaranteed minimum death benefits ("GMDB").

Liabilities for outstanding claims, losses and loss adjustment expenses ("LAE") are estimates of payments to be made on health insurance contracts for reported losses and LAE and estimates of losses and LAE incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all losses incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations.

Contractholder deposit funds and other policy liabilities include investment-related products such as guaranteed investment contracts, deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Trust instruments supported by funding obligations consist of deposits received from customers, investment earnings on their fund balance and the effect of changes in foreign currencies related to these deposits.

All policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that it is more likely than not that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

M. PREMIUM, FEE REVENUE AND RELATED EXPENSES
Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum fund values in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges. Revenues for universal life products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges that represent compensation for services to be provided in future periods are deferred and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs.

N. FEDERAL INCOME TAXES
AFC and its domestic subsidiaries (including certain non-insurance operations) file a consolidated United States federal income tax return. Entities included within the consolidated group are segregated into either a life insurance or a non-life insurance company subgroup. The consolidation of these subgroups is subject to certain statutory restrictions on the percentage of eligible non-life tax losses that can be applied to offset life company taxable income.

The AFC Board of Directors has delegated to management the development and maintenance of appropriate federal income tax allocation policies and procedures, which are subject to written agreement between the companies. Prior to 2001, the federal income tax for all subsidiaries in the consolidated return of AFC was calculated on a separate return basis and any current tax liability was paid to AFC. Tax benefits resulting from taxable operating losses or credits of AFC's subsidiaries were not reimbursed to the subsidiary until such losses or credits could be utilized by the subsidiary on a separate return basis. During 2001, a new Consolidated Income Tax Agreement was entered into effective for the tax year ending December 31, 2001. Based on the new Agreement, the income tax liability is calculated on a separate return basis, except that benefits arising from tax attributes are allocated to those members producing the attributes to the extent they are utilized by the consolidated group.

Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes, and for other temporary taxable and deductible differences as defined by Statement of Financial Accounting Standards No. 109, ACCOUNTING FOR INCOME TAXES ("Statement No. 109"). These differences result primarily from policy acquisition expenses, loss and LAE reserves, policy reserves, tax credit carryforwards, employee benefit plans, net operating loss and capital loss carryforwards, and unrealized appreciation or depreciation on investments.

O. NEW ACCOUNTING PRONOUNCEMENTS
In February 2004, the Financial Accounting Standards Board's Emerging Issues Task Force reached a consensus regarding certain disclosure requirements in EITF Issue No. 03-1, THE MEANING OF OTHER-THAN-TEMPORARY IMPAIRMENT AND ITS APPLICATION TO CERTAIN INVESTMENTS ("EITF No. 03-1"). EITF No. 03-1 describes certain quantitative and qualitative disclosures that are required for marketable equity securities covered by Statement No. 115, including the aggregate amount of unrealized losses and the aggregate related fair value of investments with unrealized losses, by investment type, as well as the nature of the investment(s), cause of impairment, number of positions held, severity and duration of the impairment. The disclosures required by EITF No. 03-1 are effective for fiscal years ending after December 15, 2003. The Emerging Issues Task Force is discussing further the other issues addressed in EITF No. 03-1, including the meaning of other-than-temporary impairment and its application to investments accounted for under the cost method or the equity method, or as either available-for-sale or held-to-maturity under Statement No. 115.

In December 2003, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 132, (revised 2003) EMPLOYERS' DISCLOSURES ABOUT PENSIONS AND OTHER POSTRETIREMENT BENEFITS - AN AMENDMENT OF FASB STATEMENTS NO. 87, 88, AND 106 ("Statement No. 132 - revised"). This statement revises employers' disclosures about pension plans and other postretirement benefit plans. Statement No. 132 - revised requires additional disclosures related to plan assets, benefit obligations, contributions, and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans, including information regarding the Company's selection of certain assumptions, as well as expected benefit payments. This statement also requires disclosures in interim financial statements related to net periodic pension costs and contributions. Most provisions of this statement are effective for fiscal years ending after December 15, 2003. Disclosures regarding expected benefit payments are effective for fiscal years ending after June 15, 2004. The adoption of Statement No. 132 - revised did not have a material effect on the Company's financial position or results of operations.

In July 2003, the American Institute of Certified Public Accountants issued Statement of Position 03-1, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS ("SOP 03-1"). SOP 03-1 is applicable to all insurance enterprises as defined by Statement of Financial Accounting Standards No. 60, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES. This statement provides guidance regarding accounting and disclosures of separate account assets and liabilities and an insurance company's interest in such separate accounts. It further provides for the accounting and disclosures related to contractholder transfers to separate accounts from a company's general account and the determination of the balance that accrues to the benefit of the contractholder. In addition, SOP 03-1 provides guidance for determining any additional liabilities for guaranteed minimum death benefits or other insurance benefit features, potential benefits available only on annuitization and liabilities related to sales inducements, such as immediate bonus payments, persistency bonuses, and enhanced crediting rates or "bonus interest" rates, as well as the required disclosures related to these items. This statement is effective for fiscal years beginning after December 15, 2003. The determination of the GMDB reserve under SOP 03-1 is complex and requires various assumptions, including, among other items, estimates of future market returns and expected contract persistency. Based on the equity market level as of December 31, 2003, the Company estimates an additional $55 million to $62 million charge, net of taxes, in the first quarter of 2004, upon adoption of this statement.

In April 2003, the FASB issued Statement of Financial Accounting Standards No. 149, AMENDMENT OF STATEMENT 133 ON DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES ("Statement No. 149"). This statement amends financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives) and for hedging activities under Statement of Financial Accounting Standards No. 133, "ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES" ("Statement No. 133") as a result of certain decisions made by the Derivatives Implementation Group. In addition, this statement also clarifies the definition of a derivative. This statement is effective, on a prospective basis, for contracts entered into or modified after June 30, 2003, and for hedging relationships designated after June 30, 2003, except for those implementation issues previously cleared by the FASB prior to June 30, 2003. The provisions related to previously cleared implementation issues shall continue to be applied in accordance with their respective effective dates. The adoption of Statement No. 149 did not have a material effect on the Company's financial position or results of operations.

In January 2003, the FASB issued Interpretation No. 46, CONSOLIDATION OF VARIABLE INTEREST ENTITIES - AN INTERPRETATION OF ARB NO. 51, which was subsequently revised by the December 2003 issuance of Interpretation No. 46, (collectively referred to as "FIN 46" or the "Interpretation"). FIN 46 provides guidance regarding the application of Accounting Research Bulletin No. 51, CONSOLIDATED FINANCIAL STATEMENTS, specifically as it relates to the identification of entities for which control is achieved through a means other than voting rights ("variable interest entities") and the determination of which party is responsible for consolidating the variable interest entities (the "primary beneficiary"). In addition to mandating that the primary beneficiary consolidate the variable interest entity, FIN 46 also requires disclosures by companies that hold a significant variable interest, even if they are not the primary beneficiary. Certain financial statement disclosures were applicable immediately for those entities for which it was reasonably possible that the enterprise would, upon adoption of FIN 46, consolidate or be required to disclose information about any variable interest entities. Additionally, an enterprise with an interest in an entity to which FIN 46 had not been applied as of December 24, 2003, is required to apply this Interpretation no later than the end of the first reporting period that ends after March 15, 2004. Application of FIN 46 for special purpose entities was required no later than as of the end of the first reporting period that ends after December 15, 2003. The Company performed a review of potential variable interest entities and concluded that as of December 31, 2003, AFC was not the primary beneficiary of any material variable interest entities; and, therefore would not be required to consolidate those entities as a result of implementing FIN 46. However, the Company does hold a significant variable interest in a limited partnership. In 1997, the Company invested in the McDonald Corporate Tax Credit Fund - 1996 Limited Partnership, which was organized to invest in low income housing projects which qualify for tax credits under the Internal Revenue Code. The Company's investment in this limited partnership, which represents approximately 36% of the partnership, is not a controlling interest; it entitles the Company to tax credits to be applied against its federal income tax liability in addition to tax losses to offset taxable income. The Company's maximum exposure to loss on this investment is limited to its carrying value, which is $8.8 million at December 31, 2003.

In November 2002, the FASB issued Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS - AN INTERPRETATION OF FASB STATEMENTS NO. 5, 57, AND 107 AND RESCISSION OF FASB INTERPRETATION NO. 34 ("FIN 45"). FIN 45 provides guidance regarding financial statement disclosure requirements for guarantors related to obligations under guarantees. FIN 45 also clarifies the requirements related to the recognition of a liability by the guarantor, at the inception of a guarantee, for these obligations under guarantees. This interpretation also incorporates, without change, the guidance in FASB Interpretation No. 34, DISCLOSURE OF INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, which is being superseded. The initial recognition and measurement provisions of this interpretation are required to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of reporting periods ending after December 15, 2002. The adoption of FIN 45 did not have a material effect on the Company's financial position or results of operations.

In June 2002, the FASB issued Statement of Financial Accounting Standards No. 146, ACCOUNTING FOR COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES ("Statement No. 146"). This statement requires that a liability for costs associated with an exit or disposal activity is recognized and measured initially at its fair value in the period the liability is incurred. This statement supersedes Emerging Issues Task Force Issue No. 94-3, LIABILITY RECOGNITION FOR CERTAIN EMPLOYEE TERMINATION BENEFITS AND OTHER COSTS TO EXIT AN ACTIVITY (including Certain Costs Incurred in a Restructuring) ("EITF No. 94-3"). Additionally, the statement requires financial statement disclosures about the description of the exit or disposal activity, including for each major type of cost, the total amount expected to be incurred and a reconciliation of the beginning and ending liability balances. The provisions of this statement are effective for all exit and disposal activities initiated after December 31, 2002.

In August 2001, the FASB issued Statement of Financial Accounting Standards No. 144, ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS ("Statement No. 144"). This statement addresses significant issues relating to the implementation of Statement of Financial Accounting Standards No. 121, ACCOUNTING FOR THE IMPAIRMENT OF LONG-LIVED ASSETS AND FOR LONG-LIVED ASSETS TO BE DISPOSED OF ("Statement No. 121"), by developing a single accounting model, based on the framework established in Statement No. 121, for long-lived assets to be disposed of by sale, whether previously held and used or newly acquired. In addition, Statement No. 144 supersedes the accounting and reporting provisions of Accounting Principles Board Opinion No. 30 ("APB No. 30"), REPORTING THE RESULTS OF OPERATIONS - REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS, for the disposal of a segment of a business and amends ARB No. 51, CONSOLIDATED FINANCIAL STATEMENTS, to eliminate the exception to consolidation for a subsidiary for which control is likely to be temporary. The provisions of this statement are effective for fiscal years beginning after December 15, 2001. The adoption of Statement No. 144 did not have a material effect on the Company's financial statements.

In June 2001, the FASB issued Statement No. 142, which requires that goodwill and intangible assets that have indefinite useful lives no longer be amortized over their useful lives, but instead be tested at least annually for impairment. Intangible assets that have finite useful lives will continue to be amortized over their useful lives. In addition, the statement provides specific guidance for testing the impairment of intangible assets. Additional financial statement disclosures about goodwill and other intangible assets, including changes in the carrying amount of goodwill, carrying amounts by classification of amortized and non-amortized assets, and estimated amortization expenses for the next five years, are also required. This statement became effective for fiscal years beginning after December 15, 2001 for all goodwill and other intangible assets held at the date of adoption. The Company adopted Statement No. 142 on January 1, 2002. In accordance with the transition provisions of this statement, the Company recorded a $1.6 million charge, net of taxes, in earnings, to recognize the impairment of goodwill related to two of its non-insurance subsidiaries. The Company used a discounted cash flow model to value these subsidiaries.

In June 1998, the FASB issued Statement No. 133, which establishes accounting and reporting standards for derivative instruments. Statement No. 133 requires that all derivative instruments be recorded on the balance sheet at their fair value. Changes in the fair value of derivatives are recorded each period in current earnings or other comprehensive income, depending on the type of hedge transaction. For fair value hedge transactions in which the Company is hedging changes in an asset's, liability's or firm commitment's fair value, changes in the fair value of the derivative instruments will generally be offset in the income statement by changes in the hedged item's fair value. For cash flow hedge transactions, in which the Company is hedging the variability of cash flows related to a variable rate asset, liability, or a forecasted transaction, changes in the fair value of the derivative instrument will be reported in other comprehensive income. The gains and losses on the derivative instrument that are reported in other comprehensive income will be reclassified into earnings in the periods in which earnings are impacted by the variability of the cash flows of the hedged item. To the extent any hedges are determined to be ineffective, all or a portion of the change in value of the derivative will be recognized currently in earnings. This statement was effective for fiscal years beginning after June 15, 2000. The Company adopted Statement No. 133 on January 1, 2001. In accordance with the transition provisions of the statement, the Company recorded a $3.2 million charge, net of taxes, in earnings to recognize all derivative instruments at their fair values. This adjustment represents net losses that were previously deferred in other comprehensive income on derivative instruments that do not qualify for hedge accounting. The Company recorded an offsetting gain in other comprehensive income of $3.3 million, net of taxes, to recognize these derivative instruments.

P. RECLASSIFICATIONS
Certain prior year amounts have been reclassified to conform to the current year presentation.

2. REORGANIZATION OF AFC CORPORATE STRUCTURE

On December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC, as well as the immediate parent of FAFLIC. Under the previous internal ownership structure, FAFLIC was the immediate parent of AFLIAC and a direct subsidiary of AFC. This transaction was recorded at cost.

In accordance with the change in reporting entity guidance contained within APB Opinion No. 20, the financial statements of the Company have been restated for all prior periods to show financial information for the new reporting entity for all periods presented.

A reconciliation of revenues and net income as previously reported and as restated are as follows:

DECEMBER 31,                                                             2001
--------------------------------------------------------------------------------
(IN MILLIONS)
Revenues:
    As previously reported                                             $  597.3
    Effect of change in reporting entity                                  276.0
                                                                       --------
      As restated                                                         873.3
                                                                       ========
Net Income:
    As previously reported                                                 73.9
    Effect of change in reporting entity                                  (37.5)
                                                                       --------
      As restated                                                      $   36.4
                                                                       ========

3.  DISCONTINUED OPERATIONS

During 1999, the Company approved a plan to exit its group life and health insurance business, consisting of its Employee Benefit Services ("EBS") business, its Affinity Group Underwriters ("AGU") business and its accident and health assumed reinsurance pool business ("reinsurance pool business"). During 1998, the Company ceased writing new premiums in the reinsurance pool business, subject to certain contractual obligations. Prior to 1999, these businesses comprised substantially all of the former Corporate Risk Management Services segment. Accordingly, the operating results of the discontinued segment, including its reinsurance pool business, have been reported in accordance with Accounting Principles Board Opinion No. 30, REPORTING THE RESULTS OF OPERATIONS
- REPORTING THE EFFECTS OF DISPOSAL OF A SEGMENT OF A BUSINESS, AND EXTRAORDINARY, UNUSUAL AND INFREQUENTLY OCCURRING EVENTS AND TRANSACTIONS ("APB Opinion No. 30"). In 1999, the Company recorded a $30.5 million loss, net of taxes, on the disposal of this segment, consisting of after-tax losses from the run-off of the group life and health business of approximately $46.9 million, partially offset by net proceeds from the sale of the EBS business of approximately $16.4 million. Subsequent to the measurement date of June 30, 1999, approximately $17.5 million of the aforementioned $46.9 million loss has been generated from the operations of the discontinued business.

In March of 2000, the Company transferred its EBS business to Great-West Life and Annuity Insurance Company of Denver. As a result of this transaction, the Company has received consideration of $27.6 million, based on renewal rights for existing policies. The Company retained policy liabilities estimated at $86.7 million at December 31, 2003 related to this business.

As permitted by APB Opinion No. 30, the Consolidated Balance Sheets have not been segregated between continuing and discontinued operations. At December 31, 2003 and 2002, the discontinued segment had assets of approximately $284.5 million and $290.4 million, respectively, consisting primarily of invested assets and reinsurance recoverables, and liabilities of approximately $350.5 million and $347.5 million, respectively, consisting primarily of policy liabilities. Revenues for the discontinued operations were $14.5 million, $23.3 million and $34.4 million for the years ended December 31, 2003, 2002 and 2001, respectively.

4. SIGNIFICANT TRANSACTIONS

In the fourth quarter of 2003, the Company ceased operations of its AFS segment retail broker/dealer operations (see Note 14 for a description of the Company's operating segments). These operations had distributed third-party investment and insurance products through VeraVest Investments, Inc. Results in 2003 include a pre-tax charge of $11.5 million for asset impairments in connection with this action. The Company also recognized a pre-tax restructuring charge of $21.9 million in 2003, in accordance with Statement No. 146. Approximately $12.1 million of this charge relates to severance and other employee related costs associated with the termination of 532 employees, and $9.8 million relates to contract termination fees and other costs. Of the 532 employees, 487 have been terminated as of December 31, 2003. All levels of employees, from staff to senior management, were affected by the decision. As of December 31, 2003, the Company has made payments of approximately $4.9 million related to this restructuring plan, of which $3.0 million relates to severance and other employee related costs and $1.9 million relates to contract termination fees and other costs. The Company currently anticipates an additional $3 million to $5 million of expenses will be recognized in 2004 related to this restructuring.

In 2003 and 2002, the Company retired $78.8 million and $548.9 million, respectively, of long-term funding agreement obligations at discounts. This resulted in pre-tax gains of $5.7 million and $102.6 million in 2003 and 2002, respectively, which are reported as gains from retirement of trust instruments supported by funding obligations in the Consolidated Statements of Income. Certain amounts related to the termination of derivative instruments used to hedge the retired funding agreements were reported in separate line items in the Consolidated Statements of Income. The net market value loss on the early termination of derivative instruments used to hedge the retired funding agreements of $6.4 million and $14.1 million, were recorded as net realized investment losses in the Consolidated Statements of Income in 2003 and 2002, respectively. The net foreign currency transaction gains (losses) in 2003 and 2002, related to the retired foreign-denominated funding agreements of $3.6 million and $(12.2) million, respectively, were recorded as other income in the Consolidated Statements of Income.

Effective December 31, 2002, the Company effectively sold, through a 100% coinsurance agreement, substantially all of its fixed universal life insurance business. Under the agreement, the Company ceded approximately $660 million of universal life insurance reserves in exchange for the transfer of approximately $550 million of investment assets, with an amortized cost of approximately $525 million, subject to certain post-closing adjustments. At December 31, 2002, the Company recorded a pre-tax loss of $31.3 million. This loss consisted primarily of the aforementioned ceded reserves, asset transfers, a permanent impairment of the universal life DAC asset of $155.9 million and administrative expenses of approximately $10 million. This loss is reflected as a separate line item in the Consolidated Statements of Income. In 2003, the Company transferred cash and other investment assets of approximately $100 million and $450 million, respectively, for the settlement of the net payable associated with this transaction. In addition, the Company recorded incremental pre-tax income of $5.5 million during 2003 related to the settlement of post-closing items.

In the fourth quarter of 2002, the Company recognized a pre-tax charge of $15.0 million related to the restructuring of its AFS segment, which has been accounted for under the guidance of EITF No. 94-3. Approximately $11.7 million of this charge relates to severance and other employee and agent related costs resulting from the elimination of 476 positions, of which 411 employees have been terminated as of December 31, 2003 and 63 vacant positions have been eliminated. All levels of employees, from staff to senior management, were affected by the restructuring. Additionally, the Company terminated all life insurance and annuity agent contracts effective December 31, 2002. In addition, approximately $3.3 million of this charge relates to other restructuring costs, consisting of lease and contract cancellations and the present value of idle leased space. As of December 31, 2003, the Company has made payments of approximately $13.6 million related to this restructuring plan, of which approximately $11.2 million relates to severance and other employee related costs. During 2003, the Company eliminated an additional 158 positions related to this restructuring, of which 151 employees have been terminated as of December 31, 2003. The Company recorded a pre-tax charge of $7.0 million during 2003, in accordance with Statement No. 146, consisting of $6.7 million of employee related costs and $0.3 million related to contract cancellations. As of December 31, 2003, the Company has made payments of approximately $4.5 million related to this restructuring plan, of which approximately $4.2 million relates to severance and other employee related costs. The plan is substantially complete.

5. INVESTMENTS

A. FIXED MATURITIES AND EQUITY SECURITIES
The Company accounts for its investments in fixed maturities and equity securities, all of which are classified as available-for-sale, in accordance with the provisions of Statement No. 115.

The amortized cost and fair value of available-for-sale fixed maturities and equity securities were as follows:

                                                                          GROSS        GROSS
                                                           AMORTIZED    UNREALIZED   UNREALIZED     FAIR
DECEMBER 31,                                               COST (1)       GAINS        LOSSES       VALUE
------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2003
U.S. Treasury securities and U.S. government and agency
securities                                                 $    401.9   $      7.2   $      4.0   $    405.1
States and political subdivisions                                18.3          0.3          0.7         17.9
Foreign governments                                               8.5          0.3            -          8.8
Corporate fixed maturities                                    2,796.7        167.5         23.2      2,941.0
Mortgage-backed securities                                      687.2         21.9          1.8        707.3
                                                           -------------------------------------------------
Total fixed maturities                                     $  3,912.6   $    197.2   $     29.7   $  4,080.1
                                                           =================================================
Equity securities                                          $      6.2   $      4.2   $      0.1   $     10.3
                                                           =================================================

                                                                          GROSS        GROSS
                                                           AMORTIZED    UNREALIZED   UNREALIZED     FAIR
DECEMBER 31,                                               COST (1)       GAINS        LOSSES       VALUE
------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
2002
U.S. Treasury securities and U.S. government and agency
securities                                                 $    296.7   $     11.4   $        -   $    308.1
States and political subdivisions                                 3.5          0.1            -          3.6
Foreign governments                                              10.1          0.6          0.1         10.6
Corporate fixed maturities                                    3,305.6        196.5         75.7      3,426.4
Mortgage-backed securities                                      887.9         48.6          0.1        936.4
                                                           -------------------------------------------------
Total fixed maturities                                     $  4,503.8   $    257.2   $     75.9   $  4,685.1
                                                           -------------------------------------------------
Equity securities                                          $     33.8   $      2.5   $      0.3   $     36.0
                                                           =================================================

 (1) AMORTIZED COST FOR FIXED MATURITIES AND COST FOR EQUITY SECURITIES.

The Company participates in a security lending program for the purpose of enhancing income. Securities on loan to various counterparties were fully collateralized by cash and had a fair value of $301.0 million and $46.1 million, at December 31, 2003 and 2002, respectively. The fair value of the loaned securities is monitored on a daily basis, and the collateral is maintained at a level of at least 102% of the fair value of the loaned securities.

In connection with AFLIAC's voluntary withdrawal of its license in New York, AFLIAC agreed with the New York Department of Insurance in 1994 to maintain, through a custodial account in New York, a security deposit, the market value of which will equal 102% of all outstanding liabilities of AFLIAC for New York policyholders, claimants and creditors. During 2003, the New York Department of Insurance allowed AFLIAC to release assets on deposit due to the decrease in outstanding liabilities relating to the sale of the universal life insurance business in December 2002. At December 31, 2003, the amortized cost and fair value of assets on deposit in New York were $42.6 million and $46.4 million, respectively. At December 31, 2002, the amortized cost and fair value of the assets on deposit were $180.1 million and $189.9 million, respectively. In addition, fixed maturities, excluding those securities on deposit in New York, with an amortized cost of $36.9 million were on deposit with various state and governmental authorities at December 31, 2003 and 2002. Fair values related to these securities were $38.9 million and $39.6 million at December 31, 2003 and 2002, respectively.

The Company enters into various derivative and other arrangements that may require fixed maturities to be held as collateral. At December 31, 2003 and 2002, fixed maturities held as collateral had a fair value of $126.4 million and $16.0 million, respectively.

At December 31, 2003, there were contractual investment commitments of $1.9 million.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Mortgage backed securities are included in the category representing their ultimate maturity.

                                                                  2003
                                                         -----------------------
                                                         AMORTIZED      FAIR
  DECEMBER 31,                                             COST         VALUE
--------------------------------------------------------------------------------
  (IN MILLIONS)
  Due in one year or less                                $    246.6   $    250.7
  Due after one year through five years                     1,675.0      1,761.4
  Due after five years through ten years                    1,060.7      1,106.0
  Due after ten years                                         930.3        962.0
                                                         ----------   ----------
  Total                                                  $  3,912.6   $  4,080.1
                                                         ==========   ==========

B. MORTGAGE LOANS AND REAL ESTATE
The Company's mortgage loans are diversified by property type and location. Mortgage loans are collateralized by the related properties and generally do not exceed 75% of the property's value at the time of origination. No mortgage loans were originated during 2003 and 2002. The carrying values of mortgage loans, net of applicable reserves, were $122.3 million and $175.1 million at December 31, 2003 and 2002, respectively. Reserves for mortgage loans were $1.3 million and $1.9 million at December 31, 2003 and 2002, respectively. During 2001, the Company received proceeds of $293.1 million as a result of the sale of $278.5 million of its mortgage loan portfolio. Of this, proceeds of $98.8 million resulted from the sale of $96.3 million of mortgage loans to the Company's affiliate, for consideration of $96.4 million fixed maturity securities and $2.4 million in cash.

At December 31, 2003, the Company held one real estate investment with a carrying value of $4.3 million that was acquired through the foreclosure of a mortgage loan. This foreclosure represents the only non-cash mortgage activity in 2003. No real estate was held at December 31, 2002 in the Company's investment portfolio. There were no non-cash investing activities, including real estate acquired through foreclosure of mortgage loans in 2002.

There were no contractual commitments to extend credit under commercial mortgage loan agreements at December 31, 2003.

Mortgage loan investments comprised the following property types and geographic regions:

DECEMBER 31,                                                 2003        2002
-------------------------------------------------------------------------------
(IN MILLIONS)
Property type:
    Office building                                        $   66.6    $   95.1
    Industrial / warehouse                                     26.6        34.1
    Retail                                                     23.6        40.4
    Residential                                                 6.6         6.9
    Other                                                       0.2         0.5
    Valuation Allowances                                       (1.3)       (1.9)
                                                           --------------------
Total                                                      $  122.3    $  175.1
                                                           ====================
Geographic region:
    New England                                            $   39.4    $   40.6
    Pacific                                                    26.0        28.4
    East North Central                                         20.6        25.9
    South Atlantic                                             18.3        39.7
    West South Central                                          6.1        18.6
    Middle Atlantic                                             4.9         9.9
    Other                                                       8.3        13.9
    Valuation Allowances                                       (1.3)       (1.9)
                                                           --------------------
Total                                                      $  122.3    $  175.1
                                                           ====================

At December 31, 2003, scheduled mortgage loan maturities were as follows: 2004 - $42.4 million; 2005 - $4.5 million; 2006 - $10.8 million; 2007 - $6.6 million;
2008 - $0.6 million and $57.4 million thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties and loans may be refinanced. During 2003, the Company did not refinance any mortgage loans based on terms which differed from current market rates.

Mortgage loans investment valuation allowances of $1.3 million and $1.9 million at December 31, 2003 and 2002, respectively, have been deducted in arriving at investment carrying values as presented in the Consolidated Balance Sheets. There were no impaired loans or related reserves as of December 31, 2003 and 2002. There was no interest income received in 2003 and 2002 related to impaired loans.

C. DERIVATIVE INSTRUMENTS
The Company maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by foreign currency, equity market and interest rate volatility. As a result of the Company's issuance of trust instruments supported by funding obligations denominated in foreign currencies, as well as its investment in securities denominated in foreign currencies, the Company's operating results are exposed to changes in exchange rates between the U.S. dollar, the Japanese Yen, the British Pound, and the Euro. The Company uses foreign currency exchange swaps, futures, and options to mitigate the short-term effect of changes in currency exchange rates and to manage the risk of cash flow variability. Additionally, in prior years, the Company had floating rate funding agreements that were matched with fixed rate securities, which exposed the Company's cash flows to changes in interest rates. The Company used derivative financial instruments, primarily foreign currency exchange swaps, interest rate swaps, and futures contracts, with indices that correlated to balance sheet instruments, to modify its indicated net interest sensitivity to levels deemed to be appropriate. Prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate risk on anticipated sales of GICs and other funding agreements. The Company was exposed to interest rate risk from the time of sale of the GIC until the receipt of deposit and purchase of the underlying asset to back the liability. Finally, the Company is exposed to changes in the equity markets due to increases in GMDB reserves that result from declines in the equity markets. The Company uses exchange traded equity market futures contracts to reduce the volatility in statutory capital reserves from the effects of the equity market movements.

The operations of the Company are subject to risks resulting from interest rate fluctuations to the extent that there is a difference between the amount of the Company's interest-earning assets and the amount of interest-bearing liabilities that are paid, withdrawn, mature or re-price in specified periods. The principal objective of the Company's asset/liability management activities is to provide maximum levels of net investment income, while maintaining acceptable levels of interest rate and liquidity risk and facilitating the funding needs of the Company. The Company's investment assets are managed in over 20 portfolio segments consistent with specific products or groups of products having similar liability characteristics. As part of this approach, the Company has developed investment guidelines for each portfolio consistent with the return objectives, risk tolerance, liquidity, time horizon, tax and regulatory requirements of the related product or business segment. Management has a general policy of diversifying investments both within and across all portfolios. The Company monitors the credit quality of its investments and the exposure to individual markets, borrowers, industries, and sectors.

By using derivative instruments, the Company is exposed to credit risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain (including any accrued receivable) in a derivative. The Company regularly assesses the financial strength of the counterparties and generally enters into derivative instruments with counterparties rated "A" or better by nationally recognized rating agencies. Depending on the nature of the derivative transaction, the Company maintains bilateral Collateral Standardized Arrangements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized, although thresholds may vary by CSA. The Company's counterparties held collateral, in the form of cash, bonds and US Treasury notes, of $71.6 million and $23.7 million at December 31, 2003 and 2002, respectively.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and with Company policies and procedures.

D. FAIR VALUE HEDGES
The Company enters into compound foreign currency/interest rate swaps to convert its foreign denominated fixed rate trust instruments supported by funding obligations to U.S. dollar floating rate instruments. The Company recognized net losses of $0.2 million for the year ended December 31, 2003 and net gains of $0.3 million for both the years ended December 31, 2002 and 2001, reported in losses (gains) on derivative instruments in the Consolidated Statements of Income. These losses and gains represented the ineffective portion of all fair value hedges. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

E. CASH FLOW HEDGES
The Company may enter into various types of derivatives to hedge exposure to interest rate fluctuations. Specifically, for floating rate funding agreement liabilities that are matched with fixed rate securities, the Company may manage the risk of cash flow variability by hedging with interest rate swap contracts. Under these swap contracts, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated on an agreed-upon notional principal amount.

The Company also may use U.S. Treasury Note futures to hedge against interest rate fluctuations associated with the reinvestment of fixed maturities by purchasing long and selling short futures contracts on margin. The Company is exposed to interest rate risk on reinvestments of fixed maturities from the time of maturity until the purchase of new fixed maturities. Additionally, prior to September 2002, the Company used exchange traded futures contracts to hedge against interest rate fluctuations associated with the sale of GICs and other funding agreements. The Company was exposed to interest rate risk from the time of the sale of the GIC until receipt of the deposit and purchase of the underlying asset to back the liability.

Further, the Company also enters into compound foreign currency/interest rate swap contracts to hedge foreign currency and interest rate exposure on specific trust instruments supported by funding obligations. Under the swap contracts, the Company agrees to exchange interest and principal related to trust obligations payable in foreign currencies, at current exchange rates, for the equivalent payment in U.S. dollars translated at a specific currency exchange rate. Additionally, the Company used foreign exchange futures and options contracts to hedge foreign currency exposure on specific trust instruments supported by funding obligations. Finally, the Company also enters into foreign exchange forward contracts to hedge its foreign currency exposure on specific fixed maturity securities. Under the foreign exchange futures, options, and forward contracts, the Company has the right to purchase the hedged currency at a fixed strike price in U.S. dollars.

The Company recognized a net loss of $9.1 million in 2003, representing the ineffectiveness of all cash flow hedges, related to ineffective futures and options contracts, which are reported in other income in the Consolidated Statements of Income. For the year ended December 31, 2002, the Company recognized a net gain of $37.7 million, representing the total ineffectiveness on all cash flow hedges, of which $37.6 million related to ineffective swap contracts which were reported in (gains) losses on derivative instruments in the Consolidated Statements of Income and $0.1 million related to ineffectiveness of futures and options contracts and were reported in other income in the Consolidated Statements of Income. Additionally, for the year ended December 31, 2001, the Company recognized a net loss of $37.6 million, representing the total ineffectiveness on all cash flow hedges, which were reported in (gains) losses on derivative instruments in the Consolidated Statements of Income. The Company did not hold any ineffective futures or options contracts during 2001. All components of each derivative's gain or loss are included in the assessment of hedge effectiveness, unless otherwise noted.

The net loss in 2001 included a total loss of $35.8 million, related to ineffective hedges of floating rate funding agreements with put features allowing the policyholder to cancel the contract prior to maturity. During the fourth quarter of 2001, the Company reviewed the trend in put activity since inception of the funding agreement business in order to determine the ongoing effectiveness of the hedging relationship. Based upon the historical trend in put activity, as well as the uncertainty about possible future events, the Company determined that it was probable that some of the future variable cash flows of the funding agreements would not occur, and therefore the hedges were ineffective. The Company analyzed the future payments under each outstanding funding agreement, and determined the amount of payments that were probable of occurring versus those that were probable of not occurring. The total accumulated losses deferred in other comprehensive income related to the payments that were probable of not occurring, which totaled $35.8 million, was reclassified to earnings during the fourth quarter of 2001 and reflected in losses (gains) on derivative instruments in the Consolidated Statements of Income. During 2002, all of the Company's floating rate funding agreements with put features were terminated; therefore, the total accumulated losses of $35.8 million were reclassified from losses (gains) on derivative instruments to net realized investment losses in the Consolidated Statements of Income.

As of December 31, 2003, $40.1 million of the deferred net gains on derivative instruments accumulated in other comprehensive income could be recognized in earnings during the next twelve months depending on the forward interest rate and currency rate environment. Transactions and events that are expected to occur over the next twelve months and will necessitate reclassifying to earnings these derivatives gains (losses) include: the interest payments (receipts) on foreign denominated trust instruments supported by funding obligations and foreign securities; the possible repurchase of other funding agreements; and the anticipated reinvestment of fixed maturities. The maximum term over which the Company is hedging its exposure to the variability of future cash flows, for all forecasted transactions, excluding interest payments on variable-rate funding agreements, is 12 months.

F. TRADING ACTIVITIES
During the fourth quarter of 2003, the Company began using exchange traded equity futures contracts to economically hedge any increased GMDB reserves which could arise from declines in the equity markets. The hedge is designed to reduce the volatility in statutory capital levels from the effects of future equity market movements. The GMDB hedges do not qualify for hedge accounting under Statement No. 133. Additionally, the Company entered into equity-linked swap contracts which are economic hedges but do not qualify for hedge accounting under Statement No. 133. These products are linked to specific equity-linked liabilities on the balance sheet. Under the equity-linked swap contracts, the Company agrees to exchange, at specific intervals, the difference between fixed and floating rate interest amounts calculated on an agreed upon notional amount. The final payment at maturity will include the appreciation, if any, of a basket of specific equity indices. Finally, the Company also entered into insurance portfolio-linked and other swap contracts for investment purposes. These products were not linked to specific assets and liabilities on the balance sheet or to a forecasted transaction, and therefore did not qualify for hedge accounting. Under the insurance portfolio-linked swap contracts, the Company agreed to exchange cash flows according to the performance of a specified underwriter's portfolio of insurance business. Under the other swap contracts entered into for investment purposes, the Company agreed to exchange the differences between fixed and floating interest amounts calculated on an agreed upon notional principal amounts.

During the years ended December 31, 2003, 2002, and 2001, respectively, the Company recognized net gains of $3.9 million and $10.9 million, and a net loss of $1.4 million on all trading derivatives. The net gain recognized in 2003 included $14.0 million of net gains representing the ineffectiveness on equity-linked swap contracts, which is recorded in other income in the Consolidated Statements of Income. Additionally, the net gain in 2003 included $8.4 million in losses recorded within (gains) losses on derivative instruments in the Consolidated Statements of Income related to the GMDB hedges. Further, the 2003 net gain also includes a $1.7 million loss related to embedded derivatives on equity-linked trust instruments supported by funding obligations, which is reported in (gains) losses on derivative instruments in the Consolidated Statements of Income. The net gain of $10.9 million in 2002 and the net loss of $1.4 million in 2001 represent the total ineffectiveness on equity-linked swap contracts and the embedded derivative on the equity-linked trust instruments supported by funding obligations. These amounts were reported in (gains) losses on derivative instruments and other income in the Consolidated Statements of Income.

As of December 31, 2001, the Company no longer held insurance portfolio-linked swap contracts, although final payment related to this contract was recorded in 2002, in accordance with contract terms. Net realized investment gains related to insurance portfolio-linked contracts were $2.1 million for the year ended December 31, 2002, while net realized investment losses related to these contracts were $4.3 million for the year ended December 31, 2001.

As of December 31, 2002, the Company no longer held any other swap contracts for investment purposes. The net decrease in net investment income related to these contracts was $0.4 million and $0.7 million for the years ended December 31, 2002 and 2001, respectively.

G. VARIABLE INTEREST ENTITY
At December 31, 2002, the Company held a $36.9 million par value investment in the Allmerica CBO I, Ltd., which was formed in 1998 as a collateralized bond obligation, to issue secured notes to various investors and use the proceeds to purchase high yield fixed income securities. The note holders own beneficial interests in the cash flows of the high yield securities. The Company sold its investment in Allmerica CBO I during 2003.

H. UNREALIZED GAINS AND LOSSES
Unrealized gains and losses on available-for-sale, other securities, and derivative instruments are summarized as follows:

                                                                              EQUITY
                                                                            SECURITIES
                                                                FIXED       AND OTHER
FOR THE YEARS ENDED DECEMBER 31,                              MATURITIES     (1),(2)       TOTAL
-------------------------------------------------------------------------------------------------
(IN MILLIONS)
2003
Net appreciation, beginning of year                           $      8.6    $      6.2    $  14.8
                                                              -----------------------------------
    Net depreciation on available-for-sale
      securities and derivative instruments                        (21.0)         (0.7)     (21.7)
    Net appreciation from the effect on deferred
      policy acquisition costs and on policy liabilities             3.8             -        3.8
    Benefit for deferred federal income taxes                        6.0           0.2        6.2
                                                              -----------------------------------
                                                                   (11.2)         (0.5)     (11.7)
                                                              -----------------------------------
Net (depreciation) appreciation, end of year                        (2.6)         (5.7)       3.1
                                                              -----------------------------------

2002
Net appreciation (depreciation), beginning of year            $     21.3    $     (0.3)   $  21.0
                                                              -----------------------------------
    Net appreciation on available-for-sale
      Securities and derivative instruments                         19.7          10.0       29.7
    Net depreciation from the effect on deferred
      policy acquisition costs and on policy liabilities           (39.3)            -      (39.3)
    Benefit (provision) for deferred federal income taxes            6.9          (3.5)       3.4
                                                              -----------------------------------
                                                                   (12.7)          6.5       (6.2)
                                                              -----------------------------------
Net appreciation, end of year                                 $      8.6    $      6.2    $  14.8
                                                              -----------------------------------

2001
Net (depreciation) appreciation, beginning of year            $    (22.1)   $     13.4    $  (8.7)
                                                              -----------------------------------
    Net appreciation (depreciation) on available-for-sale
      Securities and derivative instruments                         86.5         (21.1)      65.4
    Net depreciation from the effect on deferred
      policy acquisition costs and on policy liabilities           (19.7)            -      (19.7)
    (Provision) benefit for deferred federal income taxes          (23.4)          7.4      (16.0)
                                                              -----------------------------------
                                                                    43.4         (13.7)      29.7
                                                              -----------------------------------
Net appreciation (depreciation), end of year                  $     21.3    $     (0.3)   $  21.0
                                                              -----------------------------------

  (1) INCLUDES NET DEPRECIATION ON DERIVATIVE INSTRUMENTS OF $7.2 MILLION AND $58.5 MILLION AND NET APPRECIATION ON DERIVATIVE INSTRUMENTS OF $1.4 MILLION IN 2003, 2002 AND 2001, RESPECTIVELY.
  (2) INCLUDES NET (DEPRECIATION) APPRECIATION ON OTHER INVESTMENTS OF $(4.2) MILLION, $0.6 MILLION, AND $0.8 MILLION IN 2003, 2002 AND 2001, RESPECTIVELY.

I. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION
The following table provides information about the Company's fixed maturities and equity securities that have been continuously in an unrealized loss position at December 31, 2003 and 2002:

FOR THE YEARS ENDED DECEMBER 31,                          2003                    2002
-----------------------------------------------------------------------------------------------
                                                    GROSS                   GROSS
                                                  UNREALIZED    FAIR      UNREALIZED    FAIR
                                                    LOSSES      VALUE       LOSSES      VALUE
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
Investment grade fixed maturities (1):
0-6 months                                        $      6.8   $  458.3   $      7.2   $  139.5
7-12 months                                             10.8      239.0          0.6        7.2
Greater than 12 months                                   3.7       74.5         14.5      122.9
                                                  ---------------------------------------------
Total investment grade fixed maturities                 21.3      771.8         22.3      269.6

Below investment grade fixed maturities (2):
0-6 months                                               0.7       20.4          9.6       70.5
7-12 months                                              2.5        8.2         12.6       98.8
Greater than 12 months                                   5.2       29.0         31.4      114.0
                                                  ---------------------------------------------
Total below investment grade fixed maturities            8.4       57.6         53.6      283.3
Equity securities                                        0.1        1.3          0.3        1.1
                                                  ---------------------------------------------
Total fixed maturities and equity securities      $     29.8   $  830.7   $     76.2   $  554.0
                                                  =============================================

(1) INCLUDES GROSS UNREALIZED LOSSES FOR INVESTMENT GRADE FIXED MATURITY OBLIGATIONS OF THE U.S. TREASURY, U.S. GOVERNMENT AND AGENCY SECURITIES, STATES, AND POLITICAL SUBDIVISIONS OF $4.7 MILLION AT DECEMBER 31, 2003. THERE WERE NO GROSS UNREALIZED LOSSES FOR INVESTMENT GRADE FIXED MATURITY OBLIGATIONS OF THESE CATEGORIES AT DECEMBER 31, 2002.

(2) AT DECEMBER 31, 2003 AND 2002, SUBSTANTIALLY ALL BELOW INVESTMENT GRADE SECURITIES WITH AN UNREALIZED LOSS HAD BEEN RATED BY THE NAIC, STANDARD & POOR'S, OR MOODY'S.

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The methodology utilizes a quantitative and qualitative process ensuring that available evidence concerning the declines in fair value below amortized cost is evaluated in a disciplined manner. In determining whether a decline in fair value below amortized cost is other-than-temporary, the Company evaluates the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; the issuer's credit and financial strength ratings; the issuer's financial performance, including earnings trends, dividend payments, and asset quality; any specific events which may influence the operations of the issuer; general market conditions; and, the financial condition and prospects of the issuer's market and industry. As a result of this review, the Company has concluded that the gross unrealized losses of fixed maturities and equity securities are temporary.

J. OTHER
At December 31, 2003, the Company had no concentration of investments in a single investee exceeding 10% of shareholder's equity except for investments with Federal National Mortgage Association with a fair value of $309.7 million and Federal Home Loan Mortgage Corporation with a fair value of $134.7 million. At December 31, 2002, the Company had no concentration of investments in a single investee exceeding 10% of shareholders' equity except for investments with Federal National Mortgage Association with a fair value of $246.5 million and Federal Home Loan Mortgage Corporation with a fair value of $154.0 million.

6. INVESTMENT INCOME AND GAINS AND LOSSES

A. NET INVESTMENT INCOME
The components of net investment income were as follows:

  FOR THE YEARS ENDED DECEMBER 31,               2003        2002        2001
-------------------------------------------------------------------------------
  (IN MILLIONS)
  Fixed maturities                             $  235.1    $  364.0    $  389.7
  Equity securities                                 0.5         0.9         1.4
  Mortgage loans                                   12.5        16.4        42.0
  Policy loans                                     18.8        24.8        27.1
  Derivatives                                      (5.9)      (37.7)      (48.0)
  Other long-term investments                      13.5        19.6        20.8
  Short-term investments                            1.8         6.3        12.4
                                               --------------------------------
      Gross investment income                     276.3       394.3       445.4
  Less investment expenses                         (5.4)      (10.1)      (12.2)
                                               --------------------------------
      Net investment income                    $  270.9    $  384.2    $  433.2
                                               ================================

The Company had fixed maturities with a carrying value of $22.5 million and $32.3 million on non-accrual status at December 31, 2003 and 2002, respectively. The Company had no mortgage loans on non-accrual status at December 31, 2003, however the Company had mortgage loans with a carrying value of $7.4 million on non-accrual status at December 31, 2002. The effect of non-accruals, compared with amounts that would have been recognized in accordance with the original terms of the investments, was a reduction in net investment income of $5.7 million, $15.7 million, and $7.3 million in 2003, 2002, and 2001, respectively.

The payment terms of mortgage loans may from time to time be restructured or modified. There were no restructured mortgage loans at December 31, 2003 and 2002.

There were no mortgage loans which were non-income producing at December 31, 2003 and 2002. However, the Company had non-income producing fixed maturities with a carrying value of $13.0 million and $5.8 million at December 31, 2003 and 2002, respectively.

Included in other long-term investments is income from limited partnerships of $4.2 million, $5.3 million, and $9.1 million in 2003, 2002, and 2001, respectively.

B. NET REALIZED INVESTMENT GAINS AND LOSSES
Realized gains (losses) on investments were as follows:

  FOR THE YEARS ENDED DECEMBER 31,               2003        2002        2001
-------------------------------------------------------------------------------
  (IN MILLIONS)
  Fixed maturities                             $   18.1    $  (73.0)   $  (88.0)
  Equity securities                                 2.7       (11.3)       28.1
  Mortgage loans                                    0.8         0.8        14.6
  Derivatives                                      (4.3)      (53.1)      (32.9)
  Other long-term investments                      (0.9)       (1.1)       (8.4)
                                               --------------------------------
  Net realized investment gains (losses)       $   16.4    $ (137.7)   $  (86.6)
                                               ================================

The proceeds from voluntary sales of available-for-sale securities and the gross realized gains and gross realized losses on those sales were as follows:

                                             PROCEEDS FROM
                                               VOLUNTARY      GROSS      GROSS
  FOR THE YEARS ENDED DECEMBER 31,               SALES        GAINS      LOSSES
--------------------------------------------------------------------------------
  (IN MILLIONS)
  2003
  Fixed maturities                           $     1,074.6   $   69.8   $    9.0
  Equity securities                                   36.9        1.4          -

  2002
  Fixed maturities                           $     2,312.8   $  118.8   $   29.9
  Equity securities                                    0.5        0.1          -

  2001
  Fixed maturities                           $     1,044.4   $   46.3   $   26.8
  Equity securities                                   39.3       29.7          -

The Company recognized losses of $43.9 million, $176.3 million, and $115.0 million in 2003, 2002, and 2001, respectively, related to other-than-temporary impairments of fixed maturities and other securities. In addition, the Company transferred approximately, $550 million of investment assets, with an amortized cost of approximately $525 million, to settle net payables related to the sale of the Company's universal life business. Of this amount, approximately $100 million was cash; the remaining balance was settled through the transfer of fixed maturities and policy loans.

C. OTHER COMPREHENSIVE INCOME RECONCILIATION
The following table provides a reconciliation of gross unrealized (losses) gains to the net balance shown in the Consolidated Statements of Comprehensive Income:

FOR THE YEARS ENDED DECEMBER 31,                                      2003       2002        2001
----------------------------------------------------------------------------------------------------
(IN MILLIONS)
Unrealized (depreciation) appreciation on
available-for-sale securities:

Unrealized holding gains (losses) arising during period,
(net of taxes (benefit) of $3.2, $(12.8) and $(8.4)
in 2003, 2002 and 2001)                                             $    5.9   $  (23.7)   $   (15.6)

Less: reclassification adjustment for gains (losses)
included in net income (net of taxes (benefit) of
$7.0, $(29.9) and $(23.9) million in 2003, 2002 and 2001)               12.9      (55.5)       (44.4)
                                                                    --------------------------------
Total available-for-sale securities                                     (7.0)      31.8         28.8
                                                                    --------------------------------

Unrealized (depreciation) appreciation on derivative instruments:

Unrealized holding gains (losses) arising during period,
(net of taxes (benefit) of $10.7 million, $4.7 million and
($63.4 million) in 2003,2002 and 2001)                                  19.9        8.9       (117.7)

Less: reclassification adjustment for gains (losses) included in net income (net of taxes (benefit) of $13.2, $25.2 million
and $(63.9) million in 2003, 2002 and 2001)                             24.6       46.9       (118.6)
                                                                    --------------------------------
Total derivative instruments                                            (4.7)     (38.0)         0.9
                                                                    --------------------------------
Net unrealized (depreciation) appreciation on available-for-sale
securities                                                          $  (11.7)  $   (6.2)   $    29.7
                                                                    ================================

7. FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized upon immediate liquidation.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

CASH AND CASH EQUIVALENTS
For these short-term investments, the carrying amount approximates fair value.

FIXED MATURITIES
Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses which utilize current interest rates for similar financial instruments which have comparable terms and credit quality.

EQUITY SECURITIES
Fair values are based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

MORTGAGE LOANS
Fair values are estimated by discounting the future contractual cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. The fair values are limited to the lesser of the present value of the cash flows or book value.

POLICY LOANS
The carrying amount reported in the Consolidated Balance Sheets approximates fair value since policy loans have no defined maturity dates and are inseparable from the insurance contracts.

DERIVATIVE INSTRUMENTS
Fair values are estimated using independent pricing sources.

COMPANY OWNED LIFE INSURANCE
Fair values are based on the current cash surrender value of the policy. This value is dependent on the fair value of the underlying securities which is based on quoted market prices, if available. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models.

INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)
Fair values for liabilities under guaranteed investment type contracts are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued. Liabilities under supplemental contracts without life contingencies are estimated based on current fund balances and other individual contract funds represent the present value of future policy benefits. Other liabilities are based on current surrender values.

TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS
Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The estimated fair values of the financial instruments were as follows:

                                                                  2003                      2002
                                                         -------------------------------------------------
                                                            CARRYING      FAIR      CARRYING       FAIR
DECEMBER 31,                                                 VALUE       VALUE        VALUE       VALUE
----------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
    Cash and cash equivalents                            $    242.8   $    242.8   $    268.2   $    268.2
    Fixed maturities                                        4,080.1      4,080.1      4,685.1      4,685.1
    Equity securities                                          10.3         10.3         36.0         36.0
    Mortgage loans                                            122.3        128.1        175.1        186.0
    Policy loans                                              268.0        268.0        361.4        361.4
    Derivatives                                                36.5         36.5         44.7         44.7
    Company owned life insurance                                  -            -         67.2         67.2
                                                         -------------------------------------------------
                                                         $  4,760.0   $  4,765.8   $  5,637.7   $  5,648.6
                                                         =================================================

Financial Liabilities
    Guaranteed investment contracts                      $    207.5   $    217.0   $    207.2   $    220.4
    Derivatives                                                27.2         27.2         24.6         24.6
    Supplemental contracts without life contingencies          73.7         73.7         60.0         60.0
    Dividend accumulations                                     87.1         87.1         87.6         87.6
    Other individual contract deposit funds                    51.1         51.1         58.3         58.3
    Other group contract deposit funds                        162.2        165.3        164.6        173.5
    Individual annuity contracts - general account          1,193.7      1,150.3      1,493.0      1,434.6
    Trust instruments supported by funding obligations      1,200.3      1,210.8      1,202.8      1,224.5
                                                         -------------------------------------------------
                                                         $  3,002.8   $  2,982.5   $  3,298.1   $  3,283.5
                                                         =================================================

8. CLOSED BLOCK
Summarized financial information of the Closed Block as of December 31, 2003 and 2002 and for the periods ended December 31, 2003, 2002 and 2001 is as follows:

DECEMBER 31,                                                     2003       2002
----------------------------------------------------------------------------------
(IN MILLIONS)
Assets
    Fixed maturities, at fair value (amortized cost of
      $496.2 and $517.4)                                       $  523.4   $  542.4
    Mortgage loans                                                 40.7       46.6
    Policy loans                                                  156.1      167.4
    Cash and cash equivalents                                       9.4        0.3
    Accrued investment income                                      12.3       13.1
    Deferred policy acquisition costs                               6.1        8.2
    Deferred federal income taxes                                   7.6        5.4
    Other assets                                                    4.9        4.7
                                                               -------------------
Total assets                                                   $  760.5   $  788.1
                                                               -------------------
Liabilities
    Policy liabilities and accruals                               749.9      767.5
    Policyholder dividends                                         62.8       57.1
    Other liabilities                                               2.6       23.8
                                                               -------------------
Total liabilities                                              $  815.3   $  848.4
                                                               -------------------

Excess of Closed Block liabilities over assets designated
  to the Closed Block                                          $   54.8   $   60.3
Amounts included in accumulated other comprehensive income:
Net unrealized investment losses, net of deferred federal
  income tax benefits of $5.5 million and $5.2 million            (10.2)      (9.6)
                                                               -------------------
Maximum future earnings to be recognized from Closed Block
  assets and liabilities                                       $   44.6   $   50.7
                                                               ===================

FOR THE YEARS ENDED DECEMBER 31,                                2003      2002       2001
-------------------------------------------------------------------------------------------
(IN MILLIONS)
Revenues
  Premiums and other income                                    $  40.8   $  46.2    $  47.2
  Net investment income                                           46.4      51.3       54.1
  Realized investment losses                                       2.3      (8.3)      (2.2)
                                                               ----------------------------
Total revenues                                                    89.5      89.2       99.1
                                                               ----------------------------
Benefits and expenses
  Policy benefits                                                 80.7      79.4       83.1
  Policy acquisition expenses                                      2.2       2.2        0.6
  Other operating expenses                                         0.2       0.7          -
                                                               ----------------------------
Total benefits and expenses                                       83.1      82.3       83.7
                                                               ----------------------------
Contribution from the Closed Block                             $   6.4   $   6.9    $  15.4
                                                               ----------------------------

FOR THE YEARS ENDED DECEMBER 31,                                  2003          2002          2001
-----------------------------------------------------------------------------------------------------
(IN MILLIONS)
Cash flows
    Cash flows from operating activities:
    Contribution from the Closed Block                         $      6.4    $      6.9    $     15.4
    Adjustment for net realized investment (gains) losses            (2.3)          8.3           2.2
    Change in:
      Deferred policy acquisition costs                               2.1           2.2           0.6
      Policy liabilities and accruals                               (15.0)        (31.2)        (12.3)
      Expenses and taxes payable                                    (21.2)          9.6          (0.2)
      Other, net                                                     (0.8)         (1.3)          2.4
                                                               --------------------------------------
    Net cash (used in) provided by operating activities             (30.8)         (5.5)          8.1
    Cash flows from investing activities:
      Sales, maturities and repayments of investments               136.2         176.1         136.8
      Purchases of investments                                     (107.6)       (194.2)       (147.2)
      Policy loans and other, net                                    11.3          14.7           9.6
                                                               --------------------------------------
    Net cash provided by (used in) investing activities              39.9          (3.4)         (0.8)
                                                               --------------------------------------
Net increase (decrease) in cash and cash equivalents                  9.1          (8.9)          7.3
Cash and cash equivalents, beginning of year                          0.3           9.2           1.9
                                                               --------------------------------------
Cash and cash equivalents, end of year                         $      9.4    $      0.3    $      9.2
                                                               --------------------------------------

There were no reserves on mortgage loans at December 31, 2003 and 2002.

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

9. GOODWILL

On January 1, 2002, the Company adopted Statement No. 142. Upon implementation, the Company recorded an impairment charge of $1.6 million, net of taxes, and ceased its amortization of goodwill. Amortization expense in 2001 was $0.3 million, net of taxes. In accordance with Statement No. 142, the following table provides income (loss) before the cumulative effect of a change in accounting principle, net income (loss), and related per share amounts as of December 31, 2003, 2002 and 2001 as reported and adjusted as if the Company had ceased amortizing goodwill effective January 1, 2001.

DECEMBER 31,                                                      2003          2002          2001
----------------------------------------------------------------------------------------------------
(IN MILLIONS)
Reported income (loss) before cumulative effect of change
in accounting principle                                        $     16.3   $   (373.4)   $     39.6
    Goodwill amortization                                               -            -           0.3
                                                               ----------   ----------    ----------
    Adjusted income (loss) before cumulative effect of
      change in accounting principle                           $     16.3   $   (373.4)   $     39.9
                                                               ==========   ==========    ==========

    Reported net income (loss)                                 $     16.3   $   (375.0)   $     36.4
    Goodwill amortization                                               -            -           0.3
                                                               ----------   ----------    ----------
    Adjusted net income (loss)                                 $     16.3   $   (375.0)   $     36.7
                                                               ==========   ==========    ==========

In accordance with the provisions of Statement No. 142, the Company performed its annual review of its goodwill for impairment in the fourth quarter of 2003. Based on this review, the Company recorded, during the fourth quarter of 2003, a pre-tax charge of $2.1 million, to recognize the impairment of goodwill related to one of its non-insurance subsidiaries. This charge, which relates to the Allmerica Financial Services segment (see Note 14 - Segment Information), was reflected in other operating expenses in the Consolidated Statements of Income. The Company used a discounted cash flow model to value this subsidiary. Subsequent to the Company's annual impairment review, on December 31, 2003, the Company sold this subsidiary. The remaining $0.9 million of goodwill was expensed as a component of the loss on sale.

10. FEDERAL INCOME TAXES

Provisions for federal income taxes have been calculated in accordance with the provisions of Statement No. 109. A summary of the federal income tax benefit in the Consolidated Statements of Income is shown below:

FOR THE YEARS ENDED DECEMBER 31,                                  2003          2002          2001
-----------------------------------------------------------------------------------------------------
(IN MILLIONS)
Federal income tax benefit
    Current                                                    $      2.5    $    (28.5)   $     (1.5)
    Deferred                                                        (19.9)       (215.3)        (13.0)
                                                               --------------------------------------
Total                                                          $    (17.4)   $   (243.8)   $    (14.5)
                                                               ======================================

The federal income tax (benefit) expense attributable to the consolidated results of operations is different from the amount determined by multiplying income before federal income taxes by the statutory federal income tax rate. The sources of the difference and the tax effects of each were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                  2003          2002          2001
-----------------------------------------------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax (benefit) expense                  $     (0.4)   $   (216.0)   $      8.8
    Dividend received deduction                                      (7.9)         (7.2)         (8.9)
    Changes in other tax estimates                                   (7.4)          1.1          (1.4)
    Tax credits                                                      (4.5)        (10.8)        (10.8)
    Restricted stock                                                  2.1             -             -
    Sale of subsidiary                                                1.5             -             -
    Prior years' federal income tax settlement                       (1.3)        (11.6)            -
    Other, net                                                        0.5           0.7          (2.2)
                                                               --------------------------------------
Federal income tax benefit                                     $    (17.4)   $   (243.8)   $    (14.5)
                                                               ======================================

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                               2003         2002
-------------------------------------------------------------------------------
(IN MILLIONS)
Deferred tax (asset) liabilities
    Insurance reserves                                   $  (208.5)   $  (235.8)
    Deferred acquisition costs                               247.2        286.9
    Tax credit carryforwards                                 (58.8)       (61.8)
    Employee benefit plans                                   (59.6)       (72.4)
    Loss carryforwards                                       (95.7)       (82.1)
    Discontinued operations                                  (18.6)       (22.4)
    Software capitalization                                    7.8          6.7
    Investments, net                                         (27.6)       (19.0)
    Restructuring reserve                                     (7.4)        (3.8)
    Other, net                                                (2.6)        (8.7)
                                                         ----------------------
Deferred tax asset, net                                  $  (223.8)   $  (212.4)
                                                         ======================

Gross deferred income tax assets totaled approximately $592.4 million and $817.2 million at December 31, 2003 and 2002, respectively. Gross deferred income tax liabilities totaled approximately $368.6 million and $604.8 million at December 31, 2003 and 2002, respectively.

The Company believes, based on objective evidence, the deferred tax assets will be realized. At December 31, 2003, there are available alternative minimum tax credit carryforwards and general business credit carryforwards of $2.6 million and $52.6 million, respectively. The alternative minimum tax credit carryforwards have no expiration date and the general business credit carryforwards will expire beginning in 2018. At December 31, 2003, the Company has net operating loss carryforwards of $180.2 million which begin to expire in 2016. The Company also has capital loss carryforwards of $93.3 million which expire in 2008.

In the first quarter of 2004, the Company has reached a favorable settlement with respect to FAFLIC's federal income tax returns for 1982 and 1983 that will result in a tax benefit of approximately $30 million.

The Company's federal income tax returns are routinely audited by the IRS, and provisions are routinely made in the financial statements in anticipation of the results of these audits. The IRS has examined the FAFLIC/AFLIAC consolidated group's federal income tax returns through 1997. Certain adjustments proposed by the IRS with respect to FAFLIC/AFLIAC's federal income tax returns for 1982 and 1983 remain unresolved. In the Company's opinion, adequate tax liabilities have been established for all years. However, the amount of these tax liabilities could be revised in the near term if estimates of the Company's ultimate liability are revised.

11. PENSION PLANS

AFC provides retirement benefits to substantially all of its employees under defined benefit pension plans. These plans are based on a defined benefit cash balance formula, whereby the Company annually provides an allocation to each covered employee based on a percentage of that employee's eligible salary, similar to a defined contribution plan arrangement. In addition to the cash balance allocation, certain transition group employees, who have met specified age and service requirements as of December 31, 1994, are eligible for a grandfathered benefit based primarily on the employees' years of service and compensation during their highest five consecutive plan years of employment. The Company's policy for the plans is to fund at least the minimum amount required by the Employee Retirement Income Security Act of 1974 ("ERISA").

In order to measure the expense associated with these plans, management must make various estimates and assumptions, including discount rates used to value liabilities, assumed rates of return on plan assets, compensation increases, employee turnover rates and anticipated mortality rates, for example. The estimates used by management are based on the Company's historical experience, as well as current facts and circumstances. In addition, the Company uses outside actuaries to assist in measuring the expense and liability associated with these plans.

ASSUMPTIONS
The Company utilizes a measurement date of December 31st to determine its pension benefit obligations. Weighted-average assumptions used to determine pension benefit obligations are as follows:

DECEMBER 31,                                          2003      2002      2001
-------------------------------------------------------------------------------
(IN MILLIONS)
Discount rate                                         5.875%    6.250%    6.875%
Expected return on plan assets                         8.50%     8.50%     9.50%
Rate of compensation increase                          4.00%     4.00%     4.00%
Cash balance allocation                                5.00%     3.00%     5.00%
Cash balance interest crediting rate                   5.00%     6.00%     7.00%

The Company utilizes a measurement date of January 1st to determine its periodic pension costs. Weighted-average assumptions used to determine net periodic pension costs are as follows:

DECEMBER 31,                                          2003      2002      2001
-------------------------------------------------------------------------------
(IN MILLIONS)
Discount rate                                         6.250%    6.875%    7.250%
Expected return on plan assets                         8.50%     9.50%     9.50%
Rate of compensation increase                          4.00%     4.00%     4.00%
Cash balance allocation                                5.00%     3.00%     5.00%
Cash balance interest crediting rate                   6.00%     7.00%     7.00%

The expected rate of return was determined by using historical mean returns, adjusted for certain factors believed to have an impact on future returns. Specifically, the Company expects the equity market returns will be in the high single digit range and has adjusted the historical mean returns downward to reflect this expectation. Also, the Company decreased its fixed income mean return from historical levels based on its expectation of modest increases in interest rates, slightly offsetting the coupon return. The adjusted mean returns were weighted to the plan's actual asset allocation at December 31, 2002, resulting in an expected rate of return on plan assets for 2003 of 8.50%.

PLAN ASSETS
The Company utilizes a target allocation strategy, focusing on creating a mix of assets to generate growth in equity, as well as manage expenses and contributions. Various factors were taken into consideration in determining the appropriate asset mix, such as census data, actuarial valuation information and capital market assumptions. The Company has determined that the optimal investment strategy is to have a target mix of 72% of its plan assets in equity securities and 28% in fixed income securities and money market funds. The target allocations and actual invested asset allocations for 2003 and 2002 for the Company's plan assets are as follows:

                                                     TARGET
                                                     LEVELS
DECEMBER 31,                                          2003      2002      2001
-------------------------------------------------------------------------------
(IN MILLIONS)
Equity securities:
  Domestic                                               47%    43.35%    46.09%
  International                                          20%    20.19%    15.36%
  AFC Common Stock                                        5%     7.41%     2.44%
                                                     --------------------------
Total equity securities                                  72%    70.95%    63.89%
  Fixed maturities                                       26%    28.73%    34.37%
  Money market funds                                      2%     0.32%     1.74%
                                                     --------------------------
Total fixed maturities and money market funds            28%    29.05%    36.11%
                                                     --------------------------
Total assets                                            100%   100.00%   100.00%
                                                     ==========================

During the fourth quarter of 2003, a portion of the plan assets were transferred from separate investment accounts of FAFLIC to non-affiliated commingled pools. At December 31, 2003, approximately 66% of plan assets were invested in these commingled pools. Prior to 2003, plan assets were invested primarily in various separate accounts and the general account of FAFLIC. Equity securities include 796,462 shares of AFC common stock at December 31, 2003 and 2002 with a market value of $24.5 million and $8.0 million, respectively.

OBLIGATIONS AND FUNDED STATUS
The following table is a reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets. At December 31, 2003 and 2002, the projected benefit obligations exceeded the plans' assets. Changes in the minimum pension liability are reflected as an adjustment to accumulated other comprehensive income and are primarily comprised of the difference between the present value of accumulated benefit obligations and the market value of assets funding the plan. At December 31, 2003 and 2002, the Company had $40.9 million and $67.6 million in accumulated other comprehensive income related to its minimum pension liability. As such, during 2003, the Company recorded a decrease in the minimum pension liability of $26.8 million, while in 2002, the Company recorded an increase of $43.8 million. These changes in the liability are primarily the result of fluctuations in the market value of assets held by the plan due to general shifts in the equity market, as well as the $25.0 million Company contribution to the qualified plan in 2003.

DECEMBER 31,                                               2003         2002
-------------------------------------------------------------------------------
(IN MILLIONS)
Accumulated benefit obligation                           $   512.3    $   512.9
                                                         ----------------------
Change in benefit obligation:
Projected benefit obligations, beginning of year         $   525.4    $   483.2
Service cost - benefits earned during the year                11.8         11.1
Interest cost                                                 30.4         32.6
Actuarial (gains) losses                                     (14.0)        28.6
Benefits paid                                                (31.1)       (30.1)
                                                         ----------------------
Projected benefit obligations, end of year                   522.5        525.4
                                                         ----------------------

Change in plan assets:
Fair value of plan assets, beginning of year                 269.0        364.3
Actual return on plan assets                                  64.5        (68.8)
Company contribution                                          28.3          3.6
Benefits paid                                                (31.1)       (30.1)
                                                         ----------------------
Fair value of plan assets, end of year                       330.7        269.0
                                                         ----------------------
Funded status of the fund                                   (191.8)      (256.4)
Unrecognized transition obligation                           (12.8)       (15.0)
Unamortized prior service cost                                (8.3)        (3.5)
Unrecognized net actuarial gains                              24.6         26.3
                                                         ----------------------
Net pension liability                                    $  (188.3)   $  (248.6)
                                                         ----------------------

As a result of the Company's merger with Allmerica P&C in 1997, certain pension liabilities were reduced to reflect their fair value as of the merger date. These pension liabilities were reduced by $3.3 million and $4.7 million in 2003 and 2002, respectively, which reflects fair value, net of applicable amortization. In addition to the net pension liability, the Company has also recorded intangible assets related to its non-qualified plans of $0.6 million and $3.8 million as of December 31, 2003 and 2002, respectively.

Components of net periodic pension cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,                       2003        2002        2001
-------------------------------------------------------------------------------------
(IN MILLIONS)
Service cost - benefits earned during the year       $   11.8    $   11.1    $   14.7
Interest cost                                            30.4        32.6        30.9
Expected return on plan assets                          (22.4)      (33.4)      (39.6)
Recognized net actuarial loss (gain)                     28.9        11.3        (0.4)
Amortization of transition asset                         (2.2)       (2.2)       (2.2)
Amortization of prior service cost                       (3.0)       (2.6)       (3.1)
Curtailment loss and special termination benefits         0.7         5.4           -
                                                     --------------------------------
  Net periodic pension cost benefit                  $   44.2    $   22.2    $    0.3
                                                     ================================

The curtailment loss in 2003 of $0.7 million is the result of the AFS VeraVest restructuring effort in the fourth quarter of 2003 (see Note 4 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for those home office participants terminated as a result of the AFS VeraVest restructuring. The curtailment loss and special termination benefits in 2002 of $4.3 million and $1.1 million, respectively, relate to the 2002 AFS restructuring (see Note 4 - Significant Transactions). The curtailment loss primarily reflects the elimination of future expected years of service for agents terminated pursuant to the aforementioned 2002 AFS restructuring, while special termination benefit costs reflect acceleration of retirement criteria under the plan for transition group participants terminated due to the restructuring.

The unrecognized net actuarial gains (losses) which exceed 10% of the greater of the projected benefit obligation or the market value of plan assets are amortized as a component of net pension cost over five years.

CONTRIBUTIONS
The Company is required to contribute $2.7 million to its qualified pension plan in 2004 in order to fund its minimum obligation in accordance with ERISA. At this time, no additional contributions are expected to be made to the qualified plan. In addition, the Company expects to contribute $3.2 million to its non-qualified pension plans to fund 2004 benefit payments.

OTHER
In addition to the defined benefit plans, AFC provides a defined contribution 401(k) plan for its employees, whereby the Company matches employee elective 401(k) contributions, up to a maximum percentage determined annually by the Board of Directors. During 2003, 2002 and 2001, the Company matched 50% of employees' contributions up to 6.0% of eligible compensation. The total expense related to this plan was $5.4 million, $5.0 million, and $5.7 million in 2003, 2002 and 2001, respectively. The Company allocated approximately $3.4 million, $3.2 million and $3.6 million of the 401(k) expense to its affiliated companies in 2003, 2002 and 2001 respectively. In addition to this plan, the Company also has a defined contribution plan for substantially all of its former AFS agents. The Company recognized expenses in 2003, 2002 and 2001 of $1.1 million, $3.1 million, and $3.3 million, respectively, related to this plan. The decrease in expense in 2003 is due to the termination of all agent contracts as of December 31, 2002 pursuant to the AFS restructuring (see Note 4 - Significant Transactions). As a result, there will be no future agent or employer contributions to this plan.

12. OTHER POSTRETIREMENT BENEFIT PLANS

In addition to the Company's pension plans, the Company currently provides postretirement medical and death benefits to certain full-time employees, former agents, retirees and their dependents, under welfare benefit plans sponsored by FAFLIC. Generally, active employees become eligible with at least 15 years of service after the age of 40. Former agents of the Company became eligible at age 55 with at least 15 years of service. The Company ceased its distribution of proprietary life and annuity products in 2002 (see Note 14 - Segment Information) and terminated all life insurance and annuity agent contracts as of December 31, 2002. The population of agents receiving postretirement benefits was frozen as of this date. Spousal coverage is generally provided for up to two years after death of the retiree. Benefits include hospital, major medical and a payment at death equal to retirees' final compensation up to certain limits. Effective January 1, 1996, the Company revised these benefits so as to establish limits on future benefit payments to beneficiaries of retired employees and to restrict eligibility to then current employees. The medical plans have varying copayments and deductibles, depending on the plan. These plans are unfunded.

The Company has elected to defer accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("The Act"). The Act provides for a prescription drug benefit under Medicare as well as a federal subsidy to sponsors of retiree health care benefit plans that provide a benefit that is at least actuarially equivalent to the benefit provided under Medicare. Authoritative guidance on the accounting for the federal subsidy is pending and that guidance, when issued, could require the Company to modify previously reported information.

OBLIGATION AND FUNDED STATUS
The plans funded status reconciled with amounts recognized in the Company's Consolidated Balance Sheets were as follows:

DECEMBER 31,                                                         2003        2002
---------------------------------------------------------------------------------------
(IN MILLIONS)
Change in benefit obligation:
Accumulated postretirement benefit obligation, beginning of year   $   75.9    $   77.2
Service cost                                                            1.4         2.2
Interest cost                                                           4.9         5.0
Actuarial losses                                                       10.7         4.7
Plan amendments                                                        (9.6)          -
Benefits paid                                                          (4.4)       (4.2)
Curtailment gain and special termination benefits                         -        (9.0)
                                                                   --------------------
  Accumulated postretirment benefit obligation, end of year            78.9        75.9
                                                                   --------------------
Fair value of plan assets, end of year                                    -           -
                                                                   --------------------
Funded status of plan                                                 (78.9)      (75.9)
Unamortized prior service cost                                        (10.5)       (2.8)
Unrecognized net actuarial losses (gains)                               4.5        (6.0)
                                                                   --------------------
  Accumulated postretirement benefit costs                         $  (84.9)   $  (84.7)
                                                                   --------------------

Plan amendments in 2003 resulted in a benefit of $9.6 million and reflect a net increase in certain home office retiree contributions, deductibles and copayments, thereby lowering plan costs.

COMPONENTS OF NET PERIODIC POSTRETIREMENT BENEFIT COSTS
The components of net periodic postretirement benefit cost were as follows:

FOR THE YEARS ENDED DECEMBER 31,                       2003        2002        2001
-------------------------------------------------------------------------------------
(IN MILLIONS)
Service cost                                         $    1.4    $    2.2    $    2.3
Interest cost                                             4.9         5.0         4.9
Recognized net actuarial loss (gain)                      0.2        (0.3)       (0.4)
Amortization of prior service cost                       (1.9)       (2.2)       (2.2)
Curtailment loss and special termination benefits           -        (6.8)          -
                                                     --------------------------------
  Net periodic pension cost (benefit)                $    4.6    $   (2.1)   $    4.6
                                                     ================================

The company allocated approximately $2.9 million, $(1.3) million and $2.9 million of the net periodic postretirment cost (benefit) to its affiliated companies in 2003, 2002 and 2001 respectively.

As a result of the AFS restructuring in 2002 (see Note 4 - Significant Transactions), the Company recognized a curtailment gain and special termination benefit costs related to its postretirement benefit plans. The curtailment gain resulted from the effect of agent terminations related to those not fully eligible for benefits, while the special termination benefit costs reflect acceleration of retirement criteria for selected terminated employees.

As a result of the Company's merger with Allmerica P&C in 1997, certain postretirement liabilities were reduced to reflect their fair value as of the merger date. These postretirement liabilities were reduced by $1.7 million and $2.4 million in 2003 and 2002, respectively, which reflects fair value, net of applicable amortization.

ASSUMPTIONS
The Company utilizes a December 31 measurement date for its postretirement benefit plans. Weighted-average discount rate assumptions used to determine postretirement benefit obligations and periodic postretirement costs are as follows:

FOR THE YEARS ENDED DECEMBER 31,                                                 2003      2002
------------------------------------------------------------------------------------------------
Postretirement benefit obligations discount rate                                 5.875%    6.250%
Postretirement benefit cost discount rate                                        6.250%    6.875%

Assumed health care cost trend rates are as follows:

DECEMBER 31,                                                                     2003      2002
------------------------------------------------------------------------------------------------
Health care cost trend rate assumed for next year                                   10%        9%
Rate to which the cost trend is assumed to decline (ultimate trend rate)             5%        5%
Year the rate reaches the ultimate trend rate                                     2012      2010

Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                                                 2003      2002
------------------------------------------------------------------------------------------------
(IN MILLIONS)
Effect on total service and interest cost during 2003                           $  0.3    $ (0.3)
Effect on accumulated postretirement benefit obligation at December 31, 2003    $  3.2    $ (2.8)

13. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to stockholders by insurers. Massachusetts laws affect the dividend paying ability of AFLIAC and FAFLIC.

Massachusetts' statute limits the dividends a life insurer may pay in any twelve month period, without the prior permission of the Massachusetts Insurance Commissioner, to the greater of (i) 10% of its statutory policyholder surplus as of the preceding December 31 or (ii) the individual company's statutory net gain from operations for the preceding calendar year. In addition, under Massachusetts law, no domestic insurer may pay a dividend or make any distribution to its shareholders from other than unassigned funds unless the Commissioner has approved such dividend or distribution. Effective December 30, 2002, AFLIAC, previously a Delaware domiciled life insurance company, became a Massachusetts domiciled life insurance company. On December 31, 2002, AFLIAC became a direct subsidiary of AFC as well as the immediate parent of FAFLIC, which remains a Massachusetts domiciled life insurance company. As a result of this transaction, and in consideration of the decision not to write new business, AFC agreed with the Massachusetts Insurance Commissioner to maintain total adjusted capital levels at a minimum of 100% of AFLIAC's Company Action Level, which was $151.5 million at December 31, 2003. Total adjusted capital for life insurance companies is defined as capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $553.4 million at December 31, 2003 for AFLIAC. The Company Action Level is the first level in which the Massachusetts Insurance Commissioner would mandate regulatory involvement based solely upon levels of risk based capital. There can be no assurance that AFLIAC would not require additional capital contributions from AFC. In the fourth quarter of 2003, with permission from the Massachusetts Insurance Commissioner, AFLIAC declared and paid a $25 million dividend to its parent, AFC. No dividends were declared by AFLIAC or FAFLIC to their parent during

2002 or 2001, and neither company can pay dividends to their parent without prior approval from the Massachusetts Insurance Commissioner.

14. SEGMENT INFORMATION

The Company offers financial products and services and conducts business principally in three operating segments. These segments are Property and Casualty (formerly "Risk Management"), AFS, and Asset Management (formerly "Allmerica Asset Management"). Prior to 2003, AFS and Asset Management comprised the Asset Accumulation group. In accordance with Statement of Financial Accounting Standards No. 131, DISCLOSURES ABOUT SEGMENTS OF AN ENTERPRISE AND RELATED INFORMATION, the separate financial information of each segment is presented consistent with the way results are regularly evaluated by the chief operating decision maker in deciding how to allocate resources and in assessing performance. A summary of the Company's reportable segments is included below.

The Property and Casualty segment includes the Company's discontinued operations (see Note 3 - Discontinued Operations).

At December 31, 2003, our AFS segment manages a block of existing variable annuity, variable universal life and traditional life insurance products, as well as certain group retirement products. During 2003, AFS managed this existing life insurance business and also operated our independent broker/dealer business, which was conducted through VeraVest. VeraVest distributed third party investment and insurance products. In the fourth quarter of 2003, the Company announced the cessation of retail sales through VeraVest (see Note 4 - Significant Transactions). In addition, prior to September 30, 2002, this segment actively manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequent to our announcement on September 27, 2002 that the Company planned to consider strategic alternatives, including a significant reduction of sales of proprietary variable annuities and life insurance products, the Company ceased all new sales of these products.

Through its Asset Management segment, prior to September 2002, FAFLIC offered GICs. GICs, also referred to as funding agreements, are investment contracts with either short-term or long-term maturities, which are issued to institutional buyers or to various business or charitable trusts. The Company's declining financial strength ratings from various rating agencies during 2002 resulted in GIC contractholders terminating all remaining short-term funding agreements and made it impractical for FAFLIC to continue selling new long-term funding agreements. Furthermore, the Company retired certain long-term funding agreements, at discounts, during 2003 and the fourth quarter of 2002 (see Note 4
- Significant Transactions). This segment continues to provide investment advisory services, primarily to affiliates and to third parties, such as money market and other fixed income clients through its subsidiary, Opus Investment Management, Inc., a Registered Investment Advisor. Additionally, this segment includes AMGRO, Inc., the Company's property and casualty insurance premium financing business.

In addition to the three operating segments, the Company has a Corporate segment, which consists primarily of cash, investments, corporate debt, Capital Securities (mandatorily redeemable preferred securities of a subsidiary trust holding solely junior subordinated debentures of the Company) and corporate overhead expenses. Corporate overhead expenses reflect costs not attributable to a particular segment, such as those related to certain officers and directors, technology, finance, human resources and legal.

Management evaluates the results of the aforementioned segments based on a pre-tax basis. Segment income excludes certain items, which are included in net income, such as federal income taxes and net realized investment gains and losses, including certain gains or losses on derivative instruments, because fluctuations in these gains and losses are determined by interest rates, financial markets and the timing of sales. Also, segment income excludes net gains and losses on disposals of businesses, discontinued operations, restructuring and reorganization costs, extraordinary items, the cumulative effect of accounting changes and certain other items. While these items may be significant components in understanding and assessing the Company's financial performance, management believes that the presentation of segment income (loss) enhances understanding of the Company's results of operations by highlighting net income (loss) attributable to the normal operations of the business. However, segment income (loss) should not be construed as a substitute for net income (loss) determined in accordance with generally accepted accounting principles.

Summarized below is financial information with respect to business segments:

FOR THE YEARS ENDED DECEMBER 31,                                2003        2002         2001
------------------------------------------------------------------------------------------------
(IN MILLIONS)
Segment revenues:
    Allmerica Financial Services                              $   690.7   $   840.1    $   816.4
    Asset Management                                               62.5        99.7        143.5
                                                              ----------------------------------
        Total segment revenues                                    753.2       939.8        959.9
                                                              ----------------------------------
Adjustments to segment revenues:
    Net realized investment gains (losses)                         16.4      (137.7)       (86.6)
                                                              ----------------------------------
        Total revenues                                        $   769.6   $   802.1    $   873.3
                                                              ==================================

FOR THE YEARS ENDED DECEMBER 31,                                2003        2002         2001
------------------------------------------------------------------------------------------------
(IN MILLIONS)
Segment (loss) income before federal income taxes:
    Allmerica Financial Services                              $    30.9   $  (594.5)   $   147.5
    Asset Management                                                4.4        13.8         15.9
                                                              ----------------------------------
        Subtotal                                                   35.3      (580.7)       163.4
                                                              ----------------------------------
    Corporate                                                     (21.6)      (23.0)       (23.7)
                                                              ----------------------------------
        Segment income (loss) before federal income taxes          13.7      (603.7)       139.7
                                                              ----------------------------------
    Adjustments to segment income:
        Net realized investment gains (losses), net of
          amortization                                              9.9      (112.8)       (87.1)
        Gain from retirement of trust instruments supported
          by funding obligations                                    5.7       102.6            -
        Gain (loss) from sale of universal life business            5.5       (31.3)           -
        Sales practice litigation                                     -         2.5          7.7
        Restructuring costs                                       (29.0)      (14.8)           -
        Gains (losses) on derivative instruments                   (6.9)       40.3        (35.2)
                                                              ----------------------------------
    (Loss) income before federal income taxes                 $    (1.1)  $  (617.2)   $    25.1
                                                              ==================================

DECEMBER 31,                                  2003          2002         2003           2002
------------------------------------------------------------------------------------------------
(IN MILLIONS)                                IDENTIFIABLE ASSETS      DEFERRED ACQUISITION COSTS
    Property and Casualty (1)             $     270.3   $     276.2   $       2.6    $       2.9
    Allmerica Financial Services             17,367.9      18,951.9         892.0        1,027.2
    Asset Management                          1,399.4       1,449.7             -              -
                                          ------------------------------------------------------
        Total                             $  19,037.6   $  20,677.8   $     894.6    $   1,030.1
                                          ======================================================

(1) CONSISTS OF ASSETS RELATED TO THE COMPANY'S DISCONTINUED OPERATIONS OF $270.3 MILLION AND $276.2 MILLION AT DECEMBER 31, 2003 AND 2002, RESPECTIVELY.

15. LEASE COMMITMENTS

Rental expenses for operating leases amounted to $9.7 million, $11.3 million and $11.4 million in 2003, 2002 and 2001, respectively. These expenses relate primarily to building leases of the Company. At December 31, 2003, future minimum rental payments under non-cancelable operating leases were approximately $22.0 million, payable as follows: 2004-$9.8 million; 2005-$6.0 million; 2006-$3.6 million; and $1.0 million thereafter. It is expected that, in the normal course of business, leases that expire may be renewed or replaced by leases on other property and equipment; thus, it is anticipated that future minimum lease commitments may not be less than the amounts shown for 2004.

16. REINSURANCE

In the normal course of business, the Company seeks to reduce the losses that may arise from catastrophes or other events that cause unfavorable underwriting results by reinsuring certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers. Reinsurance transactions are accounted for in accordance with the provisions of Statement No. 113.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound.

Effective December 31, 2002, the Company entered into a 100% coinsurance agreement related to substantially all of its universal life insurance business (see Note 4 - Significant Transactions). Reinsurance recoverables related to this agreement were $625.3 million and $648.4 million at December 31, 2003 and 2002, respectively. This balance represents approximately 60.1% and 64.6% of the Company's reinsurance recoverables at December 31, 2003 and 2002, respectively.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                     2003        2002        2001
---------------------------------------------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance premiums:
    Direct                                                         $   81.2    $   84.2    $   86.5
    Assumed                                                             0.5         0.6         0.7
    Ceded                                                             (39.8)      (36.7)      (38.2)
                                                                   --------------------------------
Net premiums                                                       $   41.9    $   48.1    $   49.0
                                                                   ================================
Life and accident and health insurance and other individual
policy benefits, claims, losses and loss adjustment expenses:
    Direct                                                         $  347.5    $  551.9    $  460.1
    Assumed                                                            (1.5)       (4.0)        0.3
    Ceded                                                             (80.8)      (62.3)      (46.1)
                                                                   --------------------------------
Net policy benefits, claims, losses and loss adjustment expenses   $  265.2    $  485.6    $  414.3
                                                                   ================================

17. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,                                      2003          2002          2001
---------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year                                       $  1,030.1    $  1,588.4    $  1,424.3
    Acquisition expenses deferred                                        10.3         269.2         275.2
    Amortized to expense during the year                               (141.1)       (496.9)        (77.5)
    Impairment of DAC asset related to annuity business                  (4.0)       (159.0)            -
    Amortization related to sale of universal life insurance
      business                                                              -        (155.9)            -
    Adjustment to equity during the year                                 (0.7)        (15.7)         (2.0)
    Adjustment for commission buyout program                                -             -         (31.6)
                                                                   --------------------------------------
Balance at end of year                                             $    894.6    $  1,030.1    $  1,588.4
                                                                   ======================================

Prior to September 30, 2002, the Company manufactured and sold variable annuities, variable universal life and traditional life insurance products. Subsequently, the Company ceased all new sales of proprietary variable annuities and life insurance products.

During 2003 and 2002, the Company determined that the DAC asset related to certain distribution channels for our annuity business exceeded the present value of total expected gross profits. Therefore, the Company recognized permanent impairments of the DAC asset of $4.5 million and $159.0 million, respectively, related to these items. Additionally, in 2002, the Company recognized approximately $203 million of additional amortization related to the impact of the equity market on future gross profits of its life insurance and annuity products and approximately $200 million of additional amortization related to the changes in several actuarial estimates related to our life insurance and annuity products. Also, in 2002, the Company recognized a permanent impairment related to the universal life DAC asset of $155.9 million due to the sale of that business.

During 2001, the Company implemented an in-force trail commission program on certain annuity business previously written by qualifying agents. This program provided for the election of a trail commission on in-force business in exchange for the buyout of deferred commissions.

18. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations as adjustments to losses and LAE. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development". Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims, losses and loss adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business, consisting of the Company's exited individual health business and its discontinued group accident and health business, was $437.3 million, $434.8 million and $463.5 million at December 31, 2003, 2002 and 2001, respectively. Reinsurance recoverables related to this business were $322.4 million, $329.3 million and $343.0 million in 2003, 2002 and 2001, respectively. The decreases in 2002 and 2001 were primarily attributable to the continued run-off of the group accident and health business.

19. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS
Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

LITIGATION
On July 24, 2002, an action captioned AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LIMITED PARTNERSHIP, AND EMERALD INVESTMENTS LIMITED PARTNERSHIP V. ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY was commenced in the United States District Court for the Northern District of Illinois, Eastern Division. In 1999, plaintiffs purchased two variable annuity contracts with initial premiums of $2.5 million each. Plaintiffs, who AFLIAC identified as engaging in frequent transfers of significant sums between sub-accounts that in its opinion constituted "market timing", were subject to restrictions upon such trading that AFLIAC imposed in 2002. Plaintiffs allege that such restrictions constitute a breach of the terms of the annuity contracts and seek unspecified damages, including lost profits and prejudgment interest. In December 2003, the court granted partial summary judgment to the plaintiffs, holding that at least certain restrictions imposed on their trading activities violated the terms of the annuity contracts. The court ordered limited discovery regarding the plaintiffs' attempts to trade following dissemination of the trading restrictions. The Company has filed a motion for reconsideration and clarification of the court's partial summary judgment opinion. Other than the limited discovery ordered by the court, no discovery in the case has ensued to date, and it is too early in the proceedings for the Company to assess the amount of potential damages if AFLIAC should ultimately be unsuccessful in defending this lawsuit. The outcome is not expected to be material to the Company's financial position, although it could have a material effect on the results of operations for a particular quarter or annual period.

In 1997, a lawsuit on behalf of a putative class was instituted against the Company alleging fraud, unfair or deceptive acts, breach of contract, misrepresentation, and related claims in the sale of life insurance policies. In November 1998, the Company and the plaintiffs entered into a settlement agreement and in May 1999, the Federal District Court in Worcester, Massachusetts approved the settlement agreement and certified the class for this purpose. AFC recognized a $31.0 million pre-tax expense in 1998 related to this litigation. Subsequently, the Company has recognized pre-tax benefits of $2.5 million and $7.7 million in 2002 and 2001, respectively, resulting from the refinement of cost estimates. Although the Company believes that it has appropriately recognized its obligation under the settlement, this estimate may be revised based on the amount of reimbursement actually tendered by AFC's insurance carriers. The Company has $2.4 million in reserves at December 31, 2003 related to this lawsuit.

The Company has been named a defendant in various other legal proceedings arising in the normal course of business and is involved, from time to time, in investigations and proceedings by governmental and self-regulatory agencies. In the Company's opinion, based on the advice of legal counsel, the ultimate resolutions of such proceedings will not have a material effect on the Company's consolidated financial statements, although they could have a material effect on the results of operations for a particular quarter or annual period.

20. RELATED PARTY TRANSACTIONS

AFLIAC provides management, space and other services, including accounting, electronic data processing, human resources, benefits, legal and other staff functions. Amounts charged by AFLIAC to its affiliates for these services are based on full cost including all direct and indirect overhead costs, that amounted to $160.0 million, $350.6 million and $339.5 million in 2003, 2002 and 2001 respectively. The net amounts due from its affiliates for accrued expenses and various other liabilities and receivables were $20.5 million and $95.4 million at December 31, 2003 and 2002, respectively.

In accordance with the above agreement, AFLIAC has allocated a decrease of $46.2 million on the minimum pension liability as of December 31, 2003 and allocated a $76.0 million and $40.9 million minimum pension liability increase to its affiliates as of December 31, 2002 and December 31, 2001 respectively.

In December 2003, the Company paid a dividend of $25.0 million to its parent, AFC, consisting of $24.8 million of securities and $0.2 million of cash.

In December 2002, the Company's parent, AFC declared a $20.0 million contribution of capital consisting of $19.9 million of fixed maturity securities and $0.1 million of cash that was paid in the first quarter of 2003.

In June 2002, the Company's parent, AFC, declared a $158.0 million contribution of capital consisting of $93.2 million of fixed maturity securities and $64.8 million of cash that was paid in the third quarter of 2002.

In March 2002, the Company's parent, AFC, declared a $10.0 million contribution of capital consisting of approximately $9.4 million of fixed maturity securities and $0.6 million of cash paid in the second quarter of 2002.

In December 2001, AFC declared a $30.0 million contribution of capital consisting of approximately $23.3 million of fixed maturity securities and $6.7 million of cash paid in February 2002.

21. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities (statutory basis). Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, statutory accounting principles require asset valuation and interest maintenance reserves, postretirement benefit costs are based on different assumptions and reflect a different method of adoption, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Effective January 1, 2001, the Company adopted the National Association of Insurance Commissioners' uniform statutory accounting principles, or Codification, in accordance with requirements prescribed by state authorities. A cumulative effect of the change in accounting principle resulted from the adoption of Codification and was reflected as an adjustment to surplus in 2001. This adjustment represents the difference between total capital and surplus as of January 1, 2001 and the amount total capital and surplus would have been had the accounting principles been applied retroactively for all prior periods. The adjustment reflected by the life and health insurance subsidiaries included an increase in surplus of $49.7 million related to the establishment of deferred tax assets and the change in valuation of pension liabilities. Reductions in surplus totaled $4.7 million and resulted from the change in valuations of post-employment benefits and non-admitted assets.

Statutory net income and surplus are as follows:

                                                 2003       2002         2001
-------------------------------------------------------------------------------
(IN MILLIONS)
Statutory Net Income (Combined)
    Life and Health Companies                  $    9.0   $  (296.0)   $  (44.9)
Statutory Shareholder's Surplus (Combined)
    Life and Health Companies                  $  495.6   $   427.1    $  377.9

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of Allmerica Financial Life Insurance and Annuity Company and the Policyowners of Separate Account IMO of Allmerica Financial Life Insurance and Annuity Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting Separate Account IMO of Allmerica Financial Life Insurance and Annuity Company at December 31, 2003, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Allmerica Financial Life Insurance and Annuity Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the Funds, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP


Hartford, Connecticut
March 26, 2004

SEPARATE ACCOUNT IMO

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2003

                                                                                     AIT             AIT              AIT
                                                                                    CORE           EQUITY          GOVERNMENT
                                                                                   EQUITY           INDEX             BOND
                                                                                   SERVICE         SERVICE          SERVICE
                                                                                   SHARES         SHARES (b)         SHARES
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $      221,155   $    2,243,035   $      589,938
                                                                               --------------   --------------   --------------
  Total assets ............................................................           221,155        2,243,035          589,938

LIABILITIES:                                                                                -                -                -
                                                                               --------------   --------------   --------------
  Net assets ..............................................................    $      221,155   $    2,243,035   $      589,938
                                                                               ==============   ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $      221,155   $    2,243,035   $      589,938
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $      196,539   $    2,176,413   $      595,368
Underlying Fund shares held ...............................................           141,043          914,405          534,364

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................           257,729        2,796,277          504,909
 Net asset value per unit, December 31, 2003 ..............................    $     0.858097   $     0.802145   $     1.168413

                                                                                                     AIT
                                                                                     AIT            SELECT             AIT
                                                                                    MONEY           CAPITAL          SELECT
                                                                                   MARKET        APPRECIATION        GROWTH
                                                                                   SERVICE          SERVICE          SERVICE
                                                                                   SHARES           SHARES         SHARES (b)
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $    4,371,338   $      639,443   $    1,136,419
                                                                               --------------   --------------   --------------
  Total assets ............................................................         4,371,338          639,443        1,136,419

LIABILITIES:                                                                                -                -                -
                                                                               --------------   --------------   --------------
  Net assets ..............................................................    $    4,371,338   $      639,443   $    1,136,419
                                                                               ==============   ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $    4,371,338   $      639,443   $    1,136,419
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $    4,371,338   $      548,840   $    1,124,479
Underlying Fund shares held ...............................................         4,371,338          300,914          790,278

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................         3,850,535          554,139        1,967,151
 Net asset value per unit, December 31, 2003 ..............................    $     1.135240   $     1.153931   $     0.577783

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

December 31, 2003

                                                                                    AIT              AIT              AIT
                                                                                   SELECT           SELECT           SELECT
                                                                                INTERNATIONAL     INVESTMENT         VALUE
                                                                                   EQUITY        GRADE INCOME      OPPORTUNITY
                                                                                  SERVICE          SERVICE          SERVICE
                                                                                 SHARES (b)       SHARES (b)         SHARES
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $      916,001   $    1,748,627   $      728,766
                                                                               --------------   --------------   --------------
  Total assets ............................................................           916,001        1,748,627          728,766

LIABILITIES:                                                                                -                -                -
                                                                               --------------   --------------   --------------
  Net assets ..............................................................    $      916,001   $    1,748,627   $      728,766
                                                                               ==============   ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $      916,001   $    1,748,627   $      728,766
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $      927,158   $    1,755,272   $      612,855
Underlying Fund shares held ...............................................           826,716        1,562,669          355,495

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................         1,191,327        1,312,006          424,496
 Net asset value per unit, December 31, 2003 ..............................    $     0.768906   $     1.332794   $     1.716762

                                                                                  AIM V.I.         AIM V.I.         AIM V.I.
                                                                                 AGGRESSIVE         BASIC             BLUE
                                                                                   GROWTH           VALUE             CHIP
                                                                                  SERIES I        SERIES II         SERIES I
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $      213,090   $      178,177   $      106,334
                                                                               --------------   --------------   --------------
  Total assets ............................................................           213,090          178,177          106,334

LIABILITIES:                                                                                -                -                -
                                                                               --------------   --------------   --------------
  Net assets ..............................................................    $      213,090   $      178,177   $      106,334
                                                                               ==============   ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $      213,090   $      178,177   $      106,334
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $      193,304   $      142,570   $       98,737
Underlying Fund shares held ...............................................            20,122           16,793           16,185

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................           250,115          174,650          132,696
 Net asset value per unit, December 31, 2003 ..............................    $     0.851981   $     1.020198   $     0.801332

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

December 31, 2003

                                                                                                                    ALLIANCE-
                                                                                   AIM V.I.       AIM V.I.         BERNSTEIN
                                                                                   CAPITAL        PREMIER          GROWTH &
                                                                                 DEVELOPMENT       EQUITY           INCOME
                                                                                  SERIES II       SERIES I        CLASS B (a)
                                                                               --------------   -------------    --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $        1,871   $      270,124   $      726,286
                                                                               --------------   --------------   --------------
  Total assets ............................................................             1,871          270,124          726,286

LIABILITIES:                                                                                -                -                -
                                                                               --------------   --------------   --------------
  Net assets ..............................................................    $        1,871   $      270,124   $      726,286
                                                                               ==============   ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $        1,871   $      270,124   $      726,286
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $        1,628   $      259,795   $      649,480
Underlying Fund shares held ...............................................               148           13,353           33,593

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................             1,852          346,628          756,261
 Net asset value per unit, December 31, 2003 ..............................    $     1.010397   $     0.779297   $     0.960364

                                                                                  ALLIANCE-        ALLIANCE-
                                                                                  BERNSTEIN        BERNSTEIN       ALLIANCE-
                                                                                  PREMIER          SMALL CAP       BERNSTEIN
                                                                                   GROWTH           VALUE          TECHNOLOGY
                                                                                 CLASS B (a)        CLASS B        CLASS B (a)
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $      500,964   $       25,756   $       15,680
                                                                               --------------   --------------   --------------
  Total assets ............................................................           500,964           25,756           15,680

LIABILITIES:                                                                                -                -                -
                                                                               --------------   --------------   --------------
  Net assets ..............................................................    $      500,964   $       25,756   $       15,680
                                                                               ==============   ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $      500,964   $       25,756   $       15,680
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $      470,180   $       19,829   $       13,932
Underlying Fund shares held ...............................................            23,486            1,781            1,093

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................           680,116           21,913           15,942
 Net asset value per unit, December 31, 2003 ..............................    $     0.736597   $     1.175373   $     0.983541

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

December 31, 2003

                                                                                                  DELAWARE         DELAWARE
                                                                                  ALLIANCE-          VIP              VIP
                                                                                  BERNSTEIN        GROWTH        INTERNATIONAL
                                                                                    VALUE       OPPORTUNITIES    VALUE EQUITY
                                                                                   CLASS B      SERVICE CLASS    SERVICE CLASS
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $       17,666   $        8,885   $      103,201
                                                                               --------------   --------------   --------------
  Total assets ............................................................            17,666            8,885          103,201

LIABILITIES:                                                                                -                -                -
                                                                               --------------   --------------   --------------
  Net assets ............................................................      $       17,666   $        8,885   $      103,201
                                                                               ==============   ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $       17,666   $        8,885   $      103,201
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $       14,922   $        7,604   $       80,385
Underlying Fund shares held ...............................................             1,583              630            6,594

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................            16,190            8,611           89,427
 Net asset value per unit, December 31, 2003 ..............................    $     1.091153   $     1.031792   $     1.154022

                                                                                  FIDELITY
                                                                                    VIP                            FIDELITY
                                                                                   ASSET                              VIP
                                                                                   MANAGER         FIDELITY       CONTRAFUND
                                                                                   SERVICE            VIP           SERVICE
                                                                                 CLASS 2 (a)    CONTRAFUND (a)    CLASS 2 (a)
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $       95,165   $      215,078   $       79,237
                                                                               --------------   --------------   --------------
  Total assets ............................................................            95,165          215,078           79,237

LIABILITIES:                                                                                -                -                -
                                                                               --------------   --------------   --------------
  Net assets ..............................................................    $       95,165   $      215,078   $       79,237
                                                                               ==============   ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $       95,165   $      215,078   $       79,237
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $       89,600   $      182,988   $       66,587
Underlying Fund shares held ...............................................             6,669            9,299            3,456

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................            91,073          193,131           71,590
 Net asset value per unit, December 31, 2003 ..............................    $     1.044940   $     1.113641   $     1.106824

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

December 31, 2003

                                                                                                   FIDELITY
                                                                                 FIDELITY            VIP            FIDELITY
                                                                                   VIP             GROWTH &            VIP
                                                                               EQUITY-INCOME      INCOME (a)         GROWTH
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $    1,737,090   $       83,845   $      813,230
                                                                               --------------   --------------   --------------
  Total assets ............................................................         1,737,090           83,845          813,230

LIABILITIES:                                                                                -                -                -
                                                                               --------------   --------------   --------------
  Net assets ..............................................................    $    1,737,090   $       83,845   $      813,230
                                                                               ==============   ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $    1,737,090   $       83,845   $      813,230
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $    1,539,275   $       74,006   $      844,844
Underlying Fund shares held ...............................................            74,939            6,323           26,199

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................         1,541,021           85,362        1,196,643
 Net asset value per unit, December 31, 2003 ..............................    $     1.127225   $     0.982227   $     0.679593

                                                                                  FIDELITY
                                                                                     VIP
                                                                                   GROWTH
                                                                                OPPORTUNITIES     FIDELITY         FIDELITY
                                                                                  SERVICE           VIP              VIP
                                                                                 CLASS 2 (a)     HIGH INCOME      MID CAP (a)
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $        6,650   $      446,283   $      155,195
                                                                               --------------   --------------   --------------
  Total assets ............................................................             6,650          446,283          155,195

LIABILITIES:                                                                                -                -                -
                                                                               --------------   --------------   --------------
  Net assets ..............................................................    $        6,650   $      446,283   $      155,195
                                                                               ==============   ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $        6,650   $      446,283   $      155,195
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $        5,884   $      409,300   $      122,123
Underlying Fund shares held ...............................................               444           64,213            6,424

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................             7,154          490,569          119,387
 Net asset value per unit, December 31, 2003 ..............................    $     0.929549   $     0.909720   $     1.299935

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

December 31, 2003

                                                                                                                    FIDELITY
                                                                                  FIDELITY                            VIP
                                                                                    VIP                              VALUE
                                                                                   MID CAP         FIDELITY        STRATEGIES
                                                                                   SERVICE           VIP            SERVICE
                                                                                 CLASS 2 (a)       OVERSEAS        CLASS 2 (a)
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $       34,537   $      146,579   $       31,878
                                                                               --------------   --------------   --------------
  Total assets ............................................................            34,537          146,579           31,878

LIABILITIES:                                                                                -                -                -
                                                                               --------------   --------------   --------------
  Net assets ..............................................................    $       34,537   $      146,579   $       31,878
                                                                               ==============   ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $       34,537   $      146,579   $       31,878
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $       25,761   $      113,229   $       27,171
Underlying Fund shares held ...............................................             1,441            9,402            2,560

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................            28,860          158,182           26,806
 Net asset value per unit, December 31, 2003 ..............................    $     1.196710   $     0.926644   $     1.189193

                                                                                                    FT VIP
                                                                                   FT VIP          FRANKLIN
                                                                                  FRANKLIN        LARGE CAP
                                                                                 GROWTH AND         GROWTH
                                                                                   INCOME         SECURITIES
                                                                                  CLASS 2           CLASS 2
                                                                               --------------   -------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $       10,086   $       27,569
                                                                               --------------   --------------
  Total assets ............................................................            10,086           27,569

LIABILITIES:                                                                                -                -
                                                                               --------------   --------------
  Net assets ..............................................................    $       10,086   $       27,569
                                                                               ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $       10,086   $       27,569
                                                                               ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $        8,924   $       22,156
Underlying Fund shares held ...............................................               705            1,988

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................            10,940           26,255
 Net asset value per unit, December 31, 2003 ..............................    $     0.921908   $     1.050035

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

December 31, 2003

                                                                                                    FT VIP
                                                                                                   FRANKLIN          FT VIP
                                                                                   FT VIP          SMALL CAP         MUTUAL
                                                                                  FRANKLIN           VALUE           SHARES
                                                                                  SMALL CAP       SECURITIES       SECURITIES
                                                                                   CLASS 2          CLASS 2          CLASS 2
                                                                                -------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $      483,309   $       32,205   $      155,090
                                                                               --------------   --------------   --------------
  Total assets ............................................................           483,309           32,205          155,090

LIABILITIES:                                                                                -                -                -
                                                                               --------------   --------------   --------------
  Net assets ..............................................................    $      483,309   $       32,205   $      155,090
                                                                               ==============   ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $      483,309   $       32,205   $      155,090
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $      416,112   $       26,022   $      136,979
Underlying Fund shares held ...............................................            27,729            2,542           10,416

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................           526,949           30,415          141,616
 Net asset value per unit, December 31, 2003 ..............................    $     0.917189   $     1.058854   $     1.095132


                                                                                   FT VIP
                                                                                 TEMPLETON
                                                                                  FOREIGN          INVESCO
                                                                                 SECURITIES          VIF
                                                                                  CLASS 2          DYNAMICS
                                                                               --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $       68,668   $       51,820
                                                                               --------------   --------------
  Total assets ............................................................            68,668           51,820

LIABILITIES:                                                                                -                -
                                                                               --------------   --------------
  Net assets ..............................................................    $       68,668   $       51,820
                                                                               ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $       68,668   $       51,820
                                                                               ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $       56,124   $       45,391
Underlying Fund shares held ...............................................             5,610            4,403

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................            65,568           67,803
 Net asset value per unit, December 31, 2003 ..............................    $     1.047266   $     0.764276

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

December 31, 2003

                                                                                                    JANUS
                                                                                                    ASPEN            JANUS
                                                                                   INVESCO        GROWTH AND         ASPEN
                                                                                     VIF            INCOME           GROWTH
                                                                                    HEALTH          SERVICE         SERVICE
                                                                                   SCIENCES         SHARES           SHARES
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $      146,239   $      144,594   $      697,411
                                                                               --------------   --------------   --------------
  Total assets ............................................................           146,239          144,594          697,411

LIABILITIES:                                                                                -                -                -
                                                                               --------------   --------------   --------------
  Net assets ..............................................................    $      146,239   $      144,594   $      697,411
                                                                               ==============   ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $      146,239   $      144,594   $      697,411
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $      131,797   $      136,599   $      678,878
Underlying Fund shares held ...............................................             8,323           10,176           36,629

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................           147,495          167,767        1,182,360
 Net asset value per unit, December 31, 2003 ..............................    $     0.991483   $     0.861875   $     0.589856

                                                                                    JANUS           JANUS
                                                                                    ASPEN           ASPEN
                                                                                INTERNATIONAL      MID CAP
                                                                                   GROWTH           GROWTH
                                                                                   SERVICE         SERVICE
                                                                                   SHARES         SHARES (a)
                                                                               --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $       29,428   $       18,596
                                                                               --------------   --------------
  Total assets ............................................................            29,428           18,596

LIABILITIES:                                                                                -                -
                                                                               --------------   --------------
  Net assets ..............................................................    $       29,428   $       18,596
                                                                               ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $       29,428   $       18,596
                                                                               ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $       24,396   $       15,882
Underlying Fund shares held ...............................................             1,286              883

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................            35,037           24,718
 Net asset value per unit, December 31, 2003 ..............................    $     0.839907   $     0.752319

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

December 31, 2003

                                                                                    MFS               MFS            MFS
                                                                                   MID CAP            NEW           TOTAL
                                                                                   GROWTH          DISCOVERY        RETURN
                                                                                   SERVICE          SERVICE         SERVICE
                                                                                    CLASS            CLASS           CLASS
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $       19,838   $       12,196   $       71,441
                                                                               --------------   --------------   --------------
  Total assets ............................................................            19,838           12,196           71,441

LIABILITIES:                                                                                -                -                -
                                                                               --------------   --------------   --------------
  Net assets ..............................................................    $       19,838   $       12,196   $       71,441
                                                                               ==============   ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $       19,838   $       12,196   $       71,441
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $      603,496   $       10,199   $       65,234
Underlying Fund shares held ...............................................             3,241              881            3,675

Units outstanding and net asset value per unit:

 Units outstanding, December 31, 2003 .....................................            20,259           12,117           66,461
 Net asset value per unit, December 31, 2003 ..............................    $     0.979200   $     1.006540   $     1.074933

                                                                                                  OPPENHEIMER
                                                                                     MFS            CAPITAL
                                                                                  UTILITIES      APPRECIATION
                                                                                   SERVICE          SERVICE
                                                                                    CLASS           SHARES
                                                                               --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $        5,126   $       81,039
                                                                               --------------   --------------
  Total assets ............................................................             5,126           81,039

LIABILITIES:                                                                                -                -
                                                                               --------------   --------------
  Net assets ..............................................................    $        5,126   $       81,039
                                                                               ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $        5,126   $       81,039
                                                                               ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $        4,190   $       66,803
Underlying Fund shares held ...............................................               323            2,347

Units outstanding and net asset value per unit:

 Units outstanding, December 31, 2003 .....................................             4,475           78,231
 Net asset value per unit, December 31, 2003 ..............................    $     1.145390   $     1.035892

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

December 31, 2003

                                                                                 OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                                                    GLOBAL           HIGH            MAIN
                                                                                  SECURITIES        INCOME          STREET
                                                                                   SERVICE          SERVICE         SERVICE
                                                                                    SHARES           SHARES        SHARES (a)
                                                                               --------------   --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $       58,233   $       33,200   $        8,943
                                                                               --------------   --------------   --------------
  Total assets.. ..........................................................            58,233           33,200            8,943

LIABILITIES:                                                                                -                -                -
                                                                               --------------   --------------   --------------
  Net assets ..............................................................    $       58,233   $       33,200   $        8,943
                                                                               ==============   ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $       58,233   $       33,200   $        8,943
                                                                               ==============   ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $       46,138   $       29,563   $        7,965
Underlying Fund shares held ...............................................             2,333            3,870              468

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................            52,452           28,073            8,705
 Net asset value per unit, December 31, 2003 ..............................    $     1.110226   $     1.182623   $     1.027383

                                                                                 OPPENHEIMER       PIONEER
                                                                                   MULTIPLE        EMERGING
                                                                                  STRATEGIES       MARKETS
                                                                                   SERVICE           VCT
                                                                                    SHARES         CLASS II
                                                                               --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $        7,132   $       60,391
                                                                               --------------   --------------
  Total assets ............................................................             7,132           60,391

LIABILITIES:                                                                                -                -
                                                                               --------------   --------------
  Net assets ..............................................................    $        7,132   $       60,391
                                                                               ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $        7,132   $       60,391
                                                                               ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $        6,220   $       41,566
Underlying Fund shares held ...............................................               449            3,497

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................             6,317           39,743
 Net asset value per unit, December 31, 2003 ..............................    $     1.129123   $     1.519540

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

December 31, 2003

                                                                                                   PIONEER
                                                                                                     HIGH
                                                                                  PIONEER           YIELD
                                                                                  FUND VCT           VCT
                                                                                  CLASS II         CLASS II
                                                                               --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $       79,622   $       91,580
                                                                               --------------   --------------
  Total assets ............................................................            79,622           91,580

LIABILITIES:                                                                                -                -
                                                                               --------------   --------------
  Net assets ..............................................................    $       79,622   $       91,580
                                                                               ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $       79,622   $       91,580
                                                                               ==============   ==============
Investments in shares of the Underlying Funds, at cost ....................    $       71,450   $       82,962
Underlying Fund shares held ...............................................             4,267            7,998

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................            88,034           66,922
 Net asset value per unit, December 31, 2003 ..............................    $     0.904442   $     1.354761

                                                                                   PIONEER         SCUDDER
                                                                                 REAL ESTATE      TECHNOLOGY
                                                                                    SHARES          GROWTH
                                                                                     VCT          SERIES II
                                                                                  CLASS II         CLASS A
                                                                               --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $      117,722   $      231,537
                                                                               --------------   --------------
  Total assets ............................................................           117,722          231,537

LIABILITIES:                                                                                -                -
                                                                               --------------   --------------
  Net assets ..............................................................    $      117,722   $      231,537
                                                                               ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $      117,722   $      231,537
                                                                               ==============   ==============
Investments in shares of the Underlying Funds, at cost ....................    $       98,489   $      242,402
Underlying Fund shares held ...............................................             6,346           26,192

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................            78,874          502,854
 Net asset value per unit, December 31, 2003 ..............................    $     1.492551   $     0.460385

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

December 31, 2003

                                                                                  SCUDDER
                                                                                  VIT EAFE          SCUDDER
                                                                                   EQUITY          VIT SMALL
                                                                                  INDEX (a)      CAP INDEX (a)
                                                                               --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $       40,095   $       79,824
                                                                               --------------   --------------
  Total assets ............................................................            40,095           79,824

LIABILITIES:                                                                                -                -
                                                                               --------------   --------------
  Net assets ..............................................................    $       40,095   $       79,824
                                                                               ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $       40,095   $       79,824
                                                                               ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $       36,764   $      260,938
Underlying Fund shares held ...............................................             4,884            6,522

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 .....................................            47,078           68,281
 Net asset value per unit, December 31, 2003 ..............................    $     0.851663   $     1.169050

                                                                                     SVS
                                                                                   DREMAN
                                                                                  FINANCIAL        T. ROWE
                                                                                  SERVICES          PRICE
                                                                                  SERIES II      INTERNATIONAL
                                                                                   CLASS A          STOCK
                                                                               --------------   --------------
ASSETS:
Investments in shares of the Underlying Funds, at market value ............    $       39,543   $      729,262
                                                                               --------------   --------------
  Total assets ............................................................            39,543          729,262

LIABILITIES:                                                                                -                -
                                                                               --------------   --------------
  Net assets ..............................................................    $       39,543   $      729,262
                                                                               ==============   ==============

Net asset distribution by category:
 Allmerica VUL 2001, Allmerica Select Life Plus and
  Allmerica Select Survivorship VUL .......................................    $       39,543   $      729,262
                                                                               ==============   ==============

Investments in shares of the Underlying Funds, at cost ....................    $       33,353   $      689,986
Underlying Fund shares held ...............................................             3,207           61,077

Units outstanding and net asset value per unit:
 Units outstanding, December 31, 2003 ....................................             33,700        1,041,270
 Net asset value per unit, December 31, 2003 .............................     $     1.173417   $     0.700366

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2003

                                                                                    AIT              AIT              AIT
                                                                                    CORE           EQUITY          GOVERNMENT
                                                                                   EQUITY           INDEX             BOND
                                                                                   SERVICE         SERVICE          SERVICE
                                                                                   SHARES         SHARES (b)        SHARES
                                                                               --------------   --------------   -------------
INVESTMENT INCOME:
 Dividends ................................................................    $        1,477   $       23,788   $       23,057
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -                -
 Net realized gain (loss) from sales of investments .......................            (1,012)         (35,102)           1,153
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................            (1,012)         (35,102)           1,153
 Net unrealized gain (loss) ...............................................            41,174          482,894          (15,628)
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................            40,162          447,792          (14,475)
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $       41,639   $      471,580   $        8,582
                                                                               ==============   ==============   ==============

                                                                                                     AIT
                                                                                    AIT             SELECT           AIT
                                                                                   MONEY            CAPITAL         SELECT
                                                                                  MARKET         APPRECIATION       GROWTH
                                                                                  SERVICE           SERVICE         SERVICE
                                                                                   SHARES           SHARES         SHARES (b)
                                                                               --------------   --------------   -------------
INVESTMENT INCOME:
 Dividends ................................................................    $       34,440   $            -   $          442
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................               343                -                -
 Net realized gain (loss) from sales of investments .......................                 -          (16,152)        (102,880)
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................               343          (16,152)        (102,880)
 Net unrealized gain (loss) ...............................................                 -          182,825          332,470
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................               343          166,673          229,590
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $       34,783   $      166,673   $      230,032
                                                                               ==============   ==============   ==============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

For the Year Ended December 31, 2003

                                                                                     AIT             AIT              AIT
                                                                                   SELECT          SELECT           SELECT
                                                                                INTERNATIONAL     INVESTMENT         VALUE
                                                                                   EQUITY        GRADE INCOME     OPPORTUNITY
                                                                                   SERVICE         SERVICE          SERVICE
                                                                                 SHARES (b)       SHARES (b)         SHARES
                                                                               --------------   --------------   -------------
INVESTMENT INCOME:
 Dividends ................................................................    $        6,332   $       74,940   $          768
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -            1,866
 Net realized gain (loss) from sales of investments .......................           (51,577)           2,830           (9,239)
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................           (51,577)           2,830           (7,373)
 Net unrealized gain (loss) ...............................................           249,275          (29,770)         220,096
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................           197,698          (26,940)         212,723
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $      204,030   $       48,000   $      213,491
                                                                               ==============   ==============   ==============

                                                                                   AIM V.I.         AIM V.I.        AIM V.I.
                                                                                 AGGRESSIVE          BASIC            BLUE
                                                                                   GROWTH            VALUE            CHIP
                                                                                  SERIES I         SERIES II        SERIES I
                                                                               --------------   --------------   -------------
INVESTMENT INCOME:
 Dividends ................................................................    $            -   $            -   $            -
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -                -
 Net realized gain (loss) from sales of investments .......................            (6,602)           2,237           (1,057)
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................            (6,602)           2,237           (1,057)
 Net unrealized gain (loss) ...............................................            41,963           37,317           19,035
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................            35,361           39,554           17,978
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $       35,361   $       39,554   $       17,978
                                                                               ==============   ==============   ==============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

For the Year Ended December 31, 2003

                                                                                                                   ALLIANCE-
                                                                                  AIM V.I.         AIM V.I.        BERNSTEIN
                                                                                  CAPITAL          PREMIER         GROWTH &
                                                                                DEVELOPMENT         EQUITY          INCOME
                                                                                 SERIES II         SERIES I        CLASS B (a)
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
 Dividends ................................................................    $            -   $          741   $        5,153
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -                -
 Net realized gain (loss) from sales of investments .......................               212           (6,046)         (10,363)
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................               212           (6,046)         (10,363)
 Net unrealized gain (loss) ...............................................               719           55,125          176,059
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................               931           49,079          165,696
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $          931   $       49,820   $      170,849
                                                                               ==============   ==============   ==============

                                                                                  ALLIANCE-        ALLIANCE-
                                                                                  BERNSTEIN        BERNSTEIN       ALLIANCE-
                                                                                  PREMIER          SMALL CAP       BERNSTEIN
                                                                                   GROWTH            VALUE         TECHNOLOGY
                                                                                 CLASS B (a)        CLASS B        CLASS B (a)
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
 Dividends ................................................................    $            -   $          108   $            -
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -              287                -
 Net realized gain (loss) from sales of investments .......................            (3,036)             733              584
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................            (3,036)           1,020              584
 Net unrealized gain (loss) ...............................................            87,167            5,866            2,341
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................            84,131            6,886            2,925
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $       84,131   $        6,994   $        2,925
                                                                               ==============   ==============   ==============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

For the Year Ended December 31, 2003

                                                                                                   DELAWARE        DELAWARE
                                                                                  ALLIANCE-           VIP             VIP
                                                                                  BERNSTEIN         GROWTH       INTERNATIONAL
                                                                                    VALUE        OPPORTUNITIES   VALUE EQUITY
                                                                                   CLASS B       SERVICE CLASS   SERVICE CLASS
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
 Dividends ................................................................    $          108   $            -   $        2,006
                                                                               --------------   --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -            2,060
 Net realized gain (loss) from sales of investments .......................               313             (790)           1,428
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................               313             (790)           3,488
 Net unrealized gain (loss) ...............................................             3,039            3,409           29,154
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................             3,352            2,619           32,642
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $        3,460   $        2,619   $       34,648
                                                                               ==============   ==============   ==============

                                                                                  FIDELITY
                                                                                     VIP                           FIDELITY
                                                                                    ASSET                            VIP
                                                                                   MANAGER         FIDELITY       CONTRAFUND
                                                                                   SERVICE           VIP           SERVICE
                                                                                 CLASS 2 (a)    CONTRAFUND (a)   CLASS 2 (a)
                                                                               --------------   --------------   -------------
INVESTMENT INCOME:
 Dividends ................................................................    $        2,518   $          625   $          173
                                                                               --------------   --------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -               -
 Net realized gain (loss) from sales of investments .......................              (368)             222              21
                                                                               --------------   --------------   -------------
  Net realized gain (loss) ................................................              (368)             222              21
 Net unrealized gain (loss) ...............................................            11,070           40,794          15,234
                                                                               --------------   --------------   -------------
  Net realized and unrealized gain (loss) .................................            10,702           41,016          15,255
                                                                               --------------   --------------   -------------
  Net increase (decrease) in net assets from operations ...................    $       13,220   $       41,641   $      15,428
                                                                               ==============   ==============   =============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

For the Year Ended December 31, 2003

                                                                                  FIDELITY       FIDELITY VIP       FIDELITY
                                                                                     VIP           GROWTH &            VIP
                                                                                EQUITY-INCOME     INCOME (a)         GROWTH
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
 Dividends ................................................................    $       22,641   $          756   $        1,723
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -                -
 Net realized gain (loss) from sales of investments .......................           (39,303)             456          (70,008)
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................           (39,303)             456          (70,008)
 Net unrealized gain (loss) ...............................................           406,538           13,711          257,247
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................           367,235           14,167          187,239
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $      389,876   $       14,923   $      188,962
                                                                               ==============   ==============   ==============

                                                                                  FIDELITY
                                                                                     VIP
                                                                                   GROWTH
                                                                                OPPORTUNITIES     FIDELITY         FIDELITY
                                                                                   SERVICE          VIP               VIP
                                                                                 CLASS 2 (a)     HIGH INCOME      MID CAP (a)
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
  Dividends ...............................................................    $           31   $       27,071   $          417
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -                -
 Net realized gain (loss) from sales of investments .......................               458             (368)           1,271
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................               458             (368)           1,271
 Net unrealized gain (loss) ...............................................             1,173           68,470           38,173
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................             1,631           68,102           39,444
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $        1,662   $       95,173   $       39,861
                                                                               ==============   ==============   ==============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

For the Year Ended December 31, 2003

                                                                                                                    FIDELITY
                                                                                   FIDELITY                            VIP
                                                                                     VIP                              VALUE
                                                                                   MID CAP         FIDELITY        STRATEGIES
                                                                                   SERVICE            VIP            SERVICE
                                                                                  CLASS 2 (a)      OVERSEAS        CLASS 2 (a)
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
 Dividends ................................................................    $           60   $          596   $            -
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -              153
 Net realized gain (loss) from sales of investments .......................               829              911              710
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................               829              911              863
 Net unrealized gain (loss) ...............................................             8,875           41,075            5,133
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................             9,704           41,986            5,996
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $        9,764   $       42,582   $        5,996
                                                                               ==============   ==============   ==============

                                                                                                    FT VIP
                                                                                   FT VIP          FRANKLIN
                                                                                  FRANKLIN         LARGE CAP
                                                                                 GROWTH AND         GROWTH
                                                                                   INCOME         SECURITIES
                                                                                   CLASS 2          CLASS 2
                                                                               --------------   -------------
INVESTMENT INCOME:
 Dividends ................................................................    $          269   $          174
                                                                               --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -
 Net realized gain (loss) from sales of investments .......................              (547)             721
                                                                               --------------   --------------
   Net realized gain (loss) ...............................................              (547)             721
 Net unrealized gain (loss) ...............................................             2,188            6,164
                                                                               --------------   --------------
  Net realized and unrealized gain (loss) .................................             1,641            6,885
                                                                               --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $        1,910   $        7,059
                                                                               ==============   ==============

(a) Name changed. See Note 1.
(b) Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

For the Year Ended December 31, 2003

                                                                                                   FT VIP
                                                                                                  FRANKLIN           FT VIP
                                                                                   FT VIP         SMALL CAP          MUTUAL
                                                                                  FRANKLIN          VALUE            SHARES
                                                                                  SMALL CAP       SECURITIES       SECURITIES
                                                                                   CLASS 2          CLASS 2          CLASS 2
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
 Dividends ................................................................    $            -   $           44   $        1,314
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -                -
 Net realized gain (loss) from sales of investments .......................           (26,304)             236              106
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................           (26,304)             236              106
 Net unrealized gain (loss) ...............................................           136,436            6,535           28,103
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................           110,132            6,771           28,209
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $      110,132   $        6,815   $       29,523
                                                                               ==============   ==============   ==============

                                                                                   FT VIP
                                                                                 TEMPLETON                          INVESCO
                                                                                   FOREIGN        INVESCO             VIF
                                                                                 SECURITIES         VIF             HEALTH
                                                                                   CLASS 2        DYNAMICS         SCIENCES
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
 Dividends ................................................................    $          913   $            -   $            -
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -                -
 Net realized gain (loss) from sales of investments .......................                (9)             131             (480)
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................                (9)             131             (480)
 Net unrealized gain (loss) ...............................................            14,705           12,744           30,538
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................            14,696           12,875           30,058
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $       15,609   $       12,875   $       30,058
                                                                               ==============   ==============   ==============

                                                                                   JANUS
                                                                                   ASPEN
                                                                                 GROWTH AND
                                                                                  INCOME
                                                                                  SERVICE
                                                                                   SHARES
                                                                                -------------
INVESTMENT INCOME:
 Dividends ................................................................    $          598
                                                                               --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -
 Net realized gain (loss) from sales of investments .......................            (1,093)
                                                                               --------------
  Net realized gain (loss) ................................................            (1,093)
 Net unrealized gain (loss) ...............................................            26,658
                                                                               --------------
  Net realized and unrealized gain (loss) .................................            25,565
                                                                               --------------
  Net increase (decrease) in net assets from operations ...................    $       26,163
                                                                               ==============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

For the Year Ended December 31, 2003

                                                                                                    JANUS           JANUS
                                                                                   JANUS            ASPEN           ASPEN
                                                                                   ASPEN         INTERNATIONAL      MID CAP
                                                                                  GROWTH            GROWTH          GROWTH
                                                                                  SERVICE          SERVICE          SERVICE
                                                                                   SHARES           SHARES         SHARES (a)
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
 Dividends ................................................................    $            -   $          231   $            -
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -                -
 Net realized gain (loss) from sales of investments .......................           (20,726)          (1,921)             114
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................           (20,726)          (1,921)             114
 Net unrealized gain (loss) ...............................................           171,362            8,864            4,564
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................           150,636            6,943            4,678
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $      150,636   $        7,174   $        4,678
                                                                               ==============   ==============   ==============

                                                                                    MFS              MFS              MFS
                                                                                  MID CAP            NEW             TOTAL
                                                                                   GROWTH         DISCOVERY          RETURN
                                                                                  SERVICE          SERVICE          SERVICE
                                                                                   CLASS            CLASS             CLASS
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
 Dividends ................................................................    $            -   $            -   $          615
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -                -
 Net realized gain (loss) from sales of investments .......................               623              455              362
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................               623              455              362
 Net unrealized gain (loss) ...............................................             3,593            2,509            6,178
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................             4,216            2,964            6,540
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $        4,216   $        2,964   $        7,155
                                                                               ==============   ==============   ==============


                                                                                                  OPPENHEIMER
                                                                                     MFS            CAPITAL
                                                                                  UTILITIES      APPRECIATION
                                                                                   SERVICE         SERVICE
                                                                                    CLASS           SHARES
                                                                               --------------   --------------
INVESTMENT INCOME:
 Dividends ................................................................    $          114   $          178
                                                                               --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -
 Net realized gain (loss) from sales of investments .......................               340            1,615
                                                                               --------------   --------------
  Net realized gain (loss) ................................................               340            1,615
 Net unrealized gain (loss) ...............................................             1,202           14,097
                                                                               --------------   --------------
  Net realized and unrealized gain (loss) .................................             1,542           15,712
                                                                               --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $        1,656   $       15,890
                                                                               ==============   ==============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

For the Year Ended December 31, 2003

                                                                                 OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                                                   GLOBAL            HIGH             MAIN
                                                                                 SECURITIES         INCOME           STREET
                                                                                   SERVICE         SERVICE          SERVICE
                                                                                   SHARES           SHARES         SHARES (a)
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
 Dividends ................................................................    $          150   $        1,435   $           47
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -                -
 Net realized gain (loss) from sales of investments .......................               425              575              170
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................               425              575              170
 Net unrealized gain (loss) ...............................................            12,991            3,239            1,449
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................            13,416            3,814            1,619
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $       13,566   $        5,249   $        1,666
                                                                               ==============   ==============   ==============

                                                                                 OPPENHEIMER      PIONEER
                                                                                  MULTIPLE        EMERGING
                                                                                 STRATEGIES        MARKETS          PIONEER
                                                                                  SERVICE            VCT            FUND VCT
                                                                                   SHARES         CLASS II          CLASS II
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
 Dividends ................................................................    $          171   $          145   $          577
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -                -
 Net realized gain (loss) from sales of investments .......................               351            1,862           (1,348)
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................               351            1,862           (1,348)
 Net unrealized gain (loss) ...............................................               879           19,082           15,007
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................             1,230           20,944           13,659
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $        1,401   $       21,089   $       14,236
                                                                               ==============   ==============   ==============

                                                                                  PIONEER
                                                                                    HIGH
                                                                                   YIELD
                                                                                    VCT
                                                                                  CLASS II
                                                                               --------------
INVESTMENT INCOME:
 Dividends ................................................................    $        8,198
                                                                               --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -
 Net realized gain (loss) from sales of investments .......................            (3,767)
                                                                               --------------
  Net realized gain (loss) ................................................            (3,767)
 Net unrealized gain (loss) ...............................................            29,651
                                                                               --------------
  Net realized and unrealized gain (loss) .................................            25,884
                                                                               --------------
  Net increase (decrease) in net assets from operations ...................    $       34,082
                                                                               ==============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

For the Year Ended December 31, 2003

                                                                                   PIONEER         SCUDDER
                                                                                 REAL ESTATE      TECHNOLOGY        SCUDDER
                                                                                   SHARES           GROWTH          VIT EAFE
                                                                                     VCT          SERIES II         EQUITY
                                                                                   CLASS II        CLASS A          INDEX (a)
                                                                                -------------   --------------   --------------
INVESTMENT INCOME:
 Dividends ................................................................    $        4,607   $            -   $        1,279
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -                -
 Net realized gain (loss) from sales of investments .......................             1,400          (30,912)            (431)
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................             1,400          (30,912)            (431)
 Net unrealized gain (loss) ...............................................            22,860           91,763            9,428
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................            24,260           60,851            8,997
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $       28,867   $       60,851   $       10,276
                                                                               ==============   ==============   ==============

                                                                                                     SVS
                                                                                                    DREMAN
                                                                                                  FINANCIAL         T. ROWE
                                                                                   SCUDDER         SERVICES          PRICE
                                                                                  VIT SMALL       SERIES II      INTERNATIONAL
                                                                                CAP INDEX (a)      CLASS A           STOCK
                                                                               --------------   --------------   --------------
INVESTMENT INCOME:
 Dividends ................................................................    $          540   $          447   $        7,833
                                                                               --------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain distributions from portfolio sponsors ......................                 -                -              603
 Net realized gain (loss) from sales of investments .......................             2,557              303          (27,550)
                                                                               --------------   --------------   --------------
  Net realized gain (loss) ................................................             2,557              303          (26,947)
 Net unrealized gain (loss) ...............................................            23,042            7,312          190,451
                                                                               --------------   --------------   --------------
  Net realized and unrealized gain (loss) .................................            25,599            7,615          163,504
                                                                               --------------   --------------   --------------
  Net increase (decrease) in net assets from operations ...................    $       26,139   $        8,062   $      171,337
                                                                               ==============   ==============   ==============

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               AIT EQUITY
                                                                                AIT CORE                          INDEX
                                                                             EQUITY SERVICE                      SERVICE
                                                                                 SHARES                         SHARES(b)

                                                                         YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                           2003           2002           2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $       1,477   $         892   $      23,788   $      14,303
  Net realized gain (loss) .........................................         (1,012)         (4,636)        (35,102)         31,501
  Net unrealized gain (loss) .......................................         41,174         (15,905)        482,894        (340,607)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............         41,639         (19,649)        471,580        (294,803)
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................         73,708          77,028         395,262       1,238,193
  Terminations .....................................................         (1,714)              -         (71,448)        (53,219)
  Mortality and expense risk fees ..................................           (511)           (267)         (4,167)         (2,387)
  Insurance and other charges ......................................        (28,212)        (19,744)       (258,881)       (198,469)
  Transfers between sub-accounts (including fixed account), net ....          9,990          40,370         425,787         154,342
  Other transfers from (to) the General Account ....................            678             406          (6,924)             24
  Net increase (decrease) in investment by Sponsor .................         (1,640)              -               -               -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         52,299          97,793         479,629       1,138,484
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................         93,938          78,144         951,209         843,681

NET ASSETS:
 Beginning of year .................................................        127,217          49,073       1,291,826         448,145
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $     221,155   $     127,217   $   2,243,035   $   1,291,826
                                                                      =============   =============   =============   =============

                                                                                   AIT
                                                                                GOVERNMENT
                                                                               BOND SERVICE
                                                                                  SHARES

                                                                          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $      23,057   $      11,151
  Net realized gain (loss) .........................................          1,153             518
  Net unrealized gain (loss) .......................................        (15,628)         10,718
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............          8,582          22,387
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................        150,277         208,393
  Terminations .....................................................         (2,711)              -
  Mortality and expense risk fees ..................................         (1,662)           (677)
  Insurance and other charges ......................................        (87,391)        (47,835)
  Transfers between sub-accounts (including fixed account), net ....         47,068         254,317
  Other transfers from (to) the General Account ....................           (789)            (56)
  Net increase (decrease) in investment by Sponsor .................         (2,313)              -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...        102,479         414,142
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................        111,061         436,529

NET ASSETS:
 Beginning of year .................................................        478,877          42,348
                                                                      -------------   -------------
 End of year .......................................................  $     589,938   $     478,877
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                  AIT
                                                                              MONEY MARKET                      AIT  SELECT
                                                                                SERVICE                    CAPITAL APPRECIATION
                                                                                SHARES                       SERVICE SHARES

                                                                        YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $      34,440   $      52,610   $           -   $          -
  Net realized gain (loss) .........................................            343               -         (16,152)        (29,281)
  Net unrealized gain (loss) .......................................              -               -         182,825         (79,792)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............         34,783          52,610         166,673        (109,073)
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................      1,433,009       6,257,795         148,677         177,529
  Terminations .....................................................        (77,519)        (45,194)        (43,911)        (30,186)
  Mortality and expense risk fees ..................................        (10,611)         (8,610)         (1,460)         (1,293)
  Insurance and other charges ......................................       (725,354)       (669,013)        (86,459)        (81,809)
  Transfers between sub-accounts (including fixed account), net ....        (55,980)     (4,144,433)         26,932          77,459
  Other transfers from (to) the General Account ....................        (44,305)        (84,160)           (682)         (2,065)
  Net increase (decrease) in investment by Sponsor .................              -               -               -               -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...        519,240       1,306,385          43,097         139,635
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................        554,023       1,358,995         209,770          30,562

NET ASSETS:
  Beginning of year ................................................      3,817,315       2,458,320         429,673         399,111
                                                                      -------------   -------------   -------------   -------------
  End of year ......................................................  $   4,371,338   $   3,817,315   $     639,443   $     429,673
                                                                      =============   =============   =============   =============

                                                                                 AIT
                                                                                SELECT
                                                                                GROWTH
                                                                                SERVICE
                                                                               SHARES (b)

                                                                         YEAR ENDED DECEMBER 31,
                                                                      ------------------------------
                                                                          2003            2002
                                                                      -------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $         442   $       1,036
  Net realized gain (loss) .........................................       (102,880)        (41,289)
  Net unrealized gain (loss) .......................................        332,470        (144,858)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............        230,032        (185,111)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................        238,665         185,436
  Terminations .....................................................       (127,977)         (8,914)
  Mortality and expense risk fees ..................................         (2,814)         (1,570)
  Insurance and other charges ......................................       (191,508)        (93,296)
  Transfers between sub-accounts (including fixed account), net ....        451,719         124,853
  Other transfers from (to) the General Account ....................         (8,657)         (2,320)
  Net increase (decrease) in investment by Sponsor .................              -               -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...        359,428         204,189
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................        589,460          19,078

NET ASSETS:
  Beginning of year ................................................        546,959         527,881
                                                                      -------------   -------------
  End of year ......................................................  $   1,136,419   $     546,959
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                               AIT SELECT                      AIT SELECT
                                                                         INTERNATIONAL EQUITY           INVESTMENT GRADE INCOME
                                                                               SHARES (b)                 SERVICE SHARES (b)

                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
   Net investment income (loss) ....................................  $       6,332   $       9,827   $      74,940   $      48,678
   Net realized gain (loss) ........................................        (51,577)        (19,008)          2,830             881
   Net unrealized gain (loss) ......................................        249,275        (113,700)        (29,770)         21,976
                                                                      -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets from operations ...........        204,030        (122,881)         48,000          71,535
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
   Net premiums ....................................................        197,335         223,921         381,693         496,368
   Terminations ....................................................        (61,425)         (4,998)        (68,173)        (18,009)
   Mortality and expense risk fees .................................         (2,334)         (1,754)         (4,423)         (2,517)
   Insurance and other charges .....................................       (128,306)        (98,076)       (256,013)       (157,378)
   Transfers between sub-accounts (including fixed account), net ...         98,512         183,974         486,709         236,297
   Other transfers from (to) the General Account ...................         (6,939)            355          (3,511)           (371)
   Net increase (decrease) in investment by Sponsor ................              -               -               -               -
                                                                      -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets from policy transactions ..         96,843         303,422         536,282         554,390
                                                                      -------------   -------------   -------------   -------------
   Net increase (decrease) in net assets ...........................        300,873         180,541         584,282         625,925

NET ASSETS:
 Beginning of year .................................................        615,128         434,587       1,164,345         538,420
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $     916,001   $     615,128   $   1,748,627   $   1,164,345
                                                                      =============   =============   =============   =============

                                                                                  AIT
                                                                              SELECT VALUE
                                                                               OPPORTUNITY
                                                                                 SERVICE
                                                                                 SHARES

                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003          2002
                                                                      -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $         768   $       3,690
  Net realized gain (loss) .........................................         (7,373)         31,280
  Net unrealized gain (loss) .......................................        220,096        (136,873)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............        213,491        (101,903)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................        183,969         277,016
  Terminations .....................................................       (121,065)        (41,295)
  Mortality and expense risk fees ..................................         (1,851)         (1,545)
  Insurance and other charges ......................................        (129,350)      (118,706)
  Transfers between sub-accounts (including fixed account), net ....         20,138         117,937
  Other transfers from (to) the General Account ....................         (4,078)         (5,706)
  Net increase (decrease) in investment by Sponsor .................              -               -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...        (52,237)        227,701
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................        161,254         125,798

NET ASSETS:
 Beginning of year .................................................        567,512         441,714
                                                                      -------------   -------------
 End of year .......................................................  $     728,766   $     567,512
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                 AIM V.I.
                                                                               AGGRESSIVE                      AIM V.I.
                                                                                 GROWTH                         BASIC
                                                                                SERIES I                        VALUE
                                                                                                              SERIES II
                                                                        YEAR ENDED DECEMBER 31,           YEAR          PERIOD
                                                                      -----------------------------      ENDED        FROM 5/1/02*
                                                                          2003             2002         12/31/03       TO 12/31/02
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $           -   $           -   $           -   $           -
  Net realized gain (loss) .........................................         (6,602)         (3,397)          2,237            (306)
  Net unrealized gain (loss) .......................................         41,963         (22,601)         37,317          (1,710)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............         35,361         (25,998)         39,554          (2,016)
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................         60,384          76,617          41,633          37,369
  Terminations .....................................................         (2,014)              -               -               -
  Mortality and expense risk fees ..................................           (493)           (319)           (377)            (84)
  Insurance and other charges ......................................        (29,390)        (23,033)        (24,741)         (9,525)
  Transfers between sub-accounts (including fixed account), net ....         (1,001)        111,309           8,598          89,668
  Other transfers from (to) the General Account ....................         (3,112)             71          (1,606)           (394)
  Net increase (decrease) in investment by Sponsor .................         (1,678)              -          (1,902)          2,000
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         22,696         164,645          21,605         119,034
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................         58,057         138,647          61,159         117,018

NET ASSETS:
 Beginning of year .................................................        155,033          16,386         117,018               -
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $     213,090   $     155,033   $     178,177   $     117,018
                                                                      =============   =============   =============   =============

                                                                                 AIM V.I.
                                                                                  BLUE
                                                                                  CHIP
                                                                                SERIES I

                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
    Net investment income (loss) ...................................  $           -   $           -
    Net realized gain (loss) .......................................         (1,057)         (3,635)
    Net unrealized gain (loss) .....................................         19,035         (12,420)
                                                                      -------------   -------------
    Net increase (decrease) in net assets from operations ..........         17,978         (16,055)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................         48,218          51,188
  Terminations .....................................................              -               -
  Mortality and expense risk fees ..................................           (234)           (164)
  Insurance and other charges ......................................        (23,122)        (19,401)
  Transfers between sub-accounts (including fixed account), net ....          6,007            (322)
  Other transfers from (to) the General Account ....................            (19)            102
  Net increase (decrease) in investment by Sponsor .................         (1,556)              -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         29,294          31,403
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................         47,272          15,348

NET ASSETS:
  Beginning of year ................................................         59,062          43,714
                                                                      -------------   -------------
  End of year ......................................................  $     106,334   $      59,062
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                                              AIM V.I.
                                                                              AIM V.I.                        PREMIER
                                                                               CAPITAL                         EQUITY
                                                                             DEVELOPMENT                      SERIES I
                                                                              SERIES II
                                                                         YEAR        PERIOD                YEAR ENDED DECEMBER 31,
                                                                        ENDED        FROM 5/1/02*       ---------------------------
                                                                      12/31/03       TO 12/31/02           2003           2002
                                                                      ---------      ----------         -------------   -----------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $           -   $           -   $         741   $         760
  Net realized gain (loss) .........................................            212              (7)         (6,046)         (8,860)
  Net unrealized gain (loss) .......................................            719            (476)         55,125         (47,268)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............            931            (483)         49,820         (55,368)
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................            437           1,010          80,854         104,606
  Terminations .....................................................              -               -          (7,859)         (3,601)
  Mortality and expense risk fees ..................................             (5)             (1)           (631)           (464)
  Insurance and other charges ......................................           (169)            (55)        (45,899)        (39,293)
  Transfers between sub-accounts (including fixed account), net ....             (1)            190           4,387          70,681
  Other transfers from (to) the General Account ....................              1               -            (288)         (1,713)
  Net increase (decrease) in investment by Sponsor .................         (1,984)          2,000          (1,507)              -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         (1,721)          3,144          29,057         130,216
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................           (790)          2,661          78,877          74,848

NET ASSETS:
 Beginning of year .................................................          2,661               -         191,247         116,399
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $       1,871   $       2,661   $     270,124   $     191,247
                                                                      =============   =============   =============   =============

                                                                               ALLIANCE-
                                                                              BERNSTEIN
                                                                               GROWTH &
                                                                                INCOME
                                                                              CLASS B (a)

                                                                        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $       5,153   $       2,273
  Net realized gain (loss) .........................................        (10,363)        (16,199)
  Net unrealized gain (loss) .......................................        176,059        (106,538)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............        170,849        (120,464)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................        212,543         315,610
  Terminations .....................................................         (8,412)        (48,904)
  Mortality and expense risk fees ..................................         (1,830)         (1,289)
  Insurance and other charges ......................................       (114,001)        (91,578)
  Transfers between sub-accounts (including fixed account), net ....        (19,285)        245,695
  Other transfers from (to) the General Account ....................         (5,868)          1,381
  Net increase (decrease) in investment by Sponsor .................         (1,833)              -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         61,314         420,915
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................        232,163         300,451

NET ASSETS:
 Beginning of year .................................................        494,123         193,672
                                                                       -------------   -------------
 End of year .......................................................  $     726,286   $     494,123
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                               ALLIANCE-
                                                                               BERNSTEIN                      ALLIANCE-
                                                                                PREMIER                       BERNSTEIN
                                                                                GROWTH                        SMALL CAP
                                                                              CLASS B (a)                       VALUE
                                                                                                               CLASS B
                                                                         YEAR ENDED DECEMBER 31,          YEAR           PERIOD
                                                                      ------------------------------      ENDED       FROM 5/1/02*
                                                                           2003            2002         12/31/03      TO 12/31/02
                                                                      ---------------   ------------   ------------   ----------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $           -   $           -   $         108   $           3
  Net realized gain (loss) .........................................         (3,036)         (5,420)          1,020            (108)
  Net unrealized gain (loss) .......................................         87,167         (58,066)          5,866              61
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............         84,131         (63,486)          6,994             (44)
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................        138,328         153,518           8,737           4,373
  Terminations .....................................................         (5,275)         (3,476)           (405)              -
  Mortality and expense risk fees ..................................         (1,206)           (590)            (54)             (9)
  Insurance and other charges ......................................        (71,425)        (46,823)         (3,691)         (1,155)
  Transfers between sub-accounts (including fixed account), net ....         70,445         170,928           2,728           8,114
  Other transfers from (to) the General Account ....................         (1,072)             16             459             (27)
  Net increase (decrease) in investment by Sponsor .................         (1,436)              -          (2,264)          2,000
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...        128,359         273,573           5,510          13,296
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................        212,490         210,087          12,504          13,252

NET ASSETS:
 Beginning of year .................................................        288,474          78,387          13,252               -
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $     500,964   $     288,474   $      25,756   $      13,252
                                                                      =============   =============   =============   =============


                                                                                ALLIANCE-
                                                                                BERNSTEIN
                                                                               TECHNOLOGY
                                                                               CLASS B (a)
                                                                          YEAR           PERIOD
                                                                         ENDED         FROM 5/1/02*
                                                                        12/31/03       TO 12/31/02
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $           -   $           -
  Net realized gain (loss) .........................................            584             (93)
  Net unrealized gain (loss) .......................................          2,341            (593)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............          2,925            (686)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................          3,149           1,924
  Terminations .....................................................           (792)              -
  Mortality and expense risk fees ..................................            (21)             (1)
  Insurance and other charges ......................................         (1,671)           (455)
  Transfers between sub-accounts (including fixed account), net ....         10,896             175
  Other transfers from (to) the General Account ....................            181              (2)
  Net increase (decrease) in investment by Sponsor .................         (1,942)          2,000
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...          9,800           3,641
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................         12,725           2,955

NET ASSETS:
 Beginning of year .................................................          2,955               -
                                                                      -------------   -------------
 End of year .......................................................  $      15,680   $       2,955
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                                                DELAWARE
                                                                                                                  VIP
                                                                                 ALLIANCE-                      GROWTH
                                                                                 BERNSTEIN                   OPPORTUNITIES
                                                                                   VALUE                     SERVICE CLASS
                                                                                   CLASS B
                                                                          YEAR            PERIOD          YEAR ENDED DECEMBER 31,
                                                                          ENDED        FROM 5/1/02*   -----------------------------
                                                                        12/31/03      TO 12/31/02         2003            2002
                                                                       -----------   --------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $         108   $           3   $           -   $         759
  Net realized gain (loss) .........................................            313             (35)           (790)           (642)
  Net unrealized gain (loss) .......................................          3,039            (295)          3,409          (2,741)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............          3,460            (327)          2,619          (2,624)
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................          6,253           2,399           3,590           4,357
  Terminations .....................................................              -               -               -               -
  Mortality and expense risk fees ..................................            (33)             (3)            (22)            (23)
  Insurance and other charges ......................................         (2,071)           (677)         (1,628)         (2,051)
  Transfers between sub-accounts (including fixed account), net ....          4,798           3,485          (3,225)          2,450
  Other transfers from (to) the General Account ....................            476               -               -              75
  Net increase (decrease) in investment by Sponsor .................         (2,094)          2,000          (2,018)              -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...          7,329           7,204          (3,303)          4,808
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................         10,789           6,877            (684)          2,184

NET ASSETS:
 Beginning of year .................................................          6,877               -           9,569           7,385
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $      17,666   $       6,877   $       8,885   $       9,569
                                                                      =============   =============   =============   =============

                                                                               DELAWARE
                                                                                 VIP
                                                                            INTERNATIONAL
                                                                             VALUE EQUITY
                                                                            SERVICE CLASS

                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $       2,006   $         849
  Net realized gain (loss) .........................................          3,488            (192)
  Net unrealized gain (loss) .......................................         29,154          (6,247)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............         34,648          (5,590)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................          8,833           9,562
  Terminations .....................................................         (2,382)              -
  Mortality and expense risk fees ..................................           (281)            (98)
  Insurance and other charges ......................................         (9,436)         (3,448)
  Transfers between sub-accounts (including fixed account), net ....         24,231          43,692
  Other transfers from (to) the General Account ....................           (122)            (39)
  Net increase (decrease) in investment by Sponsor .................         (2,205)              -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         18,638          49,669
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................         53,286          44,079

NET ASSETS:
 Beginning of year .................................................         49,915           5,836
                                                                      -------------   -------------
 End of year .......................................................  $     103,201   $      49,915
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                              FIDELITY
                                                                                 VIP
                                                                                ASSET
                                                                               MANAGER                       FIDELITY
                                                                               SERVICE                          VIP
                                                                             CLASS 2 (a)                    CONTRAFUND (a)

                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003           2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $       2,518   $       1,627   $         625   $         665
  Net realized gain (loss) .........................................           (368)         (1,568)            222          (2,045)
  Net unrealized gain (loss) .......................................         11,070          (6,255)         40,794         (10,386)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............         13,220          (6,196)         41,641         (11,766)
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................         25,911          25,293          41,569          43,455
  Terminations .....................................................              -               -            (278)              -
  Mortality and expense risk fees ..................................           (262)           (207)           (412)           (312)
  Insurance and other charges ......................................        (17,350)        (15,170)        (26,050)        (19,021)
  Transfers between sub-accounts (including fixed account), net ....          7,755          35,759          28,013          54,859
  Other transfers from (to) the General Account ....................              -              23           4,801          (2,391)
  Net increase (decrease) in investment by Sponsor .................         (2,031)              -          (2,174)              -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         14,023          45,698          45,469          76,590
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................         27,243          39,502          87,110          64,824

NET ASSETS:
 Beginning of year .................................................         67,922          28,420         127,968          63,144
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $      95,165   $      67,922   $     215,078   $     127,968
                                                                      =============   =============   =============   =============

                                                                               FIDELITY
                                                                                 VIP
                                                                              CONTRAFUND
                                                                                SERVICE
                                                                              CLASS 2 (a)

                                                                       YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $         173   $          42
  Net realized gain (loss) .........................................             21          (3,025)
  Net unrealized gain (loss) .......................................         15,234          (2,643)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............         15,428          (5,626)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................         26,940          43,879
  Terminations .....................................................           (736)        (32,859)
  Mortality and expense risk fees ..................................           (189)            (86)
  Insurance and other charges ......................................        (12,135)         (7,000)
  Transfers between sub-accounts (including fixed account), net ....          2,775          46,132
  Other transfers from (to) the General Account ....................           (337)            (60)
  Net increase (decrease) in investment by Sponsor .................         (2,161)              -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         14,157          50,006
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................         29,585          44,380

NET ASSETS:
 Beginning of year .................................................         49,652           5,272
                                                                      -------------   -------------
 End of year .......................................................  $      79,237   $      49,652
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                FIDELITY                     FIDELITY VIP
                                                                                   VIP                         GROWTH &
                                                                              EQUITY-INCOME                   INCOME (a)

                                                                         YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   --------------------------
                                                                          2003            2002           2003          2002
                                                                      -------------   -------------   -----------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $      22,641   $      10,475   $         756   $         388
  Net realized gain (loss) .........................................        (39,303)         (8,438)            456          (1,449)
  Net unrealized gain (loss) .......................................        406,538        (214,333)         13,711          (5,339)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............        389,876        (212,296)         14,923          (6,400)
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................        457,370         604,848          24,687          38,633
  Terminations .....................................................        (77,777)        (43,750)              -               -
  Mortality and expense risk fees ..................................         (4,020)         (2,510)           (211)           (134)
  Insurance and other charges ......................................       (247,946)       (198,604)        (15,618)        (11,575)
  Transfers between sub-accounts (including fixed account), net ....        (66,354)        594,373           5,768          11,530
  Other transfers from (to) the General Account ....................         (2,100)           (390)           (276)              8
  Net increase (decrease) in investment by Sponsor .................              -               -          (1,906)              -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         59,173         953,967          12,444          38,462
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................        449,049         741,671          27,367          32,062

NET ASSETS:
 Beginning of year .................................................      1,288,041         546,370          56,478          24,416
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $   1,737,090   $   1,288,041   $      83,845   $      56,478
                                                                      =============   =============   =============   =============

                                                                               FIDELITY
                                                                                 VIP
                                                                                GROWTH

                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      --------------  -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $       1,723   $       1,378
  Net realized gain (loss) .........................................        (70,008)        (52,882)
  Net unrealized gain (loss) .......................................        257,247        (189,499)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............        188,962        (241,003)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................        217,463         284,343
  Terminations .....................................................        (27,515)        (32,930)
  Mortality and expense risk fees ..................................         (2,119)         (1,926)
  Insurance and other charges ......................................       (147,469)       (138,026)
  Transfers between sub-accounts (including fixed account), net ....        (64,100)        191,593
  Other transfers from (to) the General Account ....................          2,276          (1,262)
  Net increase (decrease) in investment by Sponsor .................              -               -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...        (21,464)        301,792
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................        167,498          60,789

NET ASSETS:
 Beginning of year .................................................        645,732         584,943
                                                                      -------------   -------------
 End of year .......................................................  $     813,230   $     645,732
                                                                      =============   =============


* Date of initial investment
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                FIDELITY
                                                                               VIP GROWTH
                                                                              OPPORTUNITIES                      FIDELITY
                                                                                 SERVICE                           VIP
                                                                               CLASS 2 (a)                     HIGH INCOME

                                                                         YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                       ----------------------------     ---------------------------
                                                                           2003           2002             2003           2002
                                                                       -------------   ------------     ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $          31   $          17   $      27,071   $      27,756
  Net realized gain (loss) .........................................            458            (278)           (368)        (36,914)
  Net unrealized gain (loss) .......................................          1,173            (247)         68,470          20,343
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............          1,662            (508)         95,173          11,185
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................          2,058           5,304          74,593          88,644
  Terminations .....................................................              -               -          (3,615)            (74)
  Mortality and expense risk fees ..................................            (15)             (7)         (1,286)         (1,301)
  Insurance and other charges ......................................         (1,753)         (1,251)        (65,037)        (67,858)
  Transfers between sub-accounts (including fixed account), net ....          1,006              75          19,462         (60,071)
  Other transfers from (to) the General Account ....................           (171)           (306)           (279)          2,300
  Net increase (decrease) in investment by Sponsor .................         (1,791)              -               -               -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...           (666)          3,815          23,838         (38,360)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................            996           3,307         119,011         (27,175)

NET ASSETS:
 Beginning of year .................................................          5,654           2,347         327,272         354,447
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $       6,650   $       5,654   $     446,283   $     327,272
                                                                      =============   =============   =============   =============

                                                                                 FIDELITY
                                                                                   VIP
                                                                               MID CAP (a)

                                                                         YEAR ENDED DECEMBER 31,
                                                                       -----------------------------
                                                                           2003            2002
                                                                       --------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $         417   $         342
  Net realized gain (loss) .........................................          1,271          (1,164)
  Net unrealized gain (loss) .......................................         38,173          (6,592)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............         39,861          (7,414)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................         44,312          71,945
  Terminations .....................................................         (6,486)         (2,073)
  Mortality and expense risk fees ..................................           (234)           (140)
  Insurance and other charges ......................................        (19,536)        (14,021)
  Transfers between sub-accounts (including fixed account), net ....          3,769          21,152
  Other transfers from (to) the General Account ....................            (47)            455
  Net increase (decrease) in investment by Sponsor .................         (2,537)              -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         19,241          77,318
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................         59,102          69,904

NET ASSETS:
 Beginning of year .................................................         96,093          26,189
                                                                      -------------   -------------
 End of year .......................................................  $     155,195   $      96,093
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                                                FIDELITY
                                                                             FIDELITY VIP                          VIP
                                                                               MID CAP                          OVERSEAS
                                                                         SERVICE CLASS 2 (a)
                                                                          YEAR          PERIOD             YEAR ENDED DECEMBER 31,
                                                                         ENDED        FROM 5/1/02*    -----------------------------
                                                                        12/31/03       TO 12/31/02        2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $          60   $           -   $         596   $         111
  Net realized gain (loss) .........................................            829             (29)            911            (555)
  Net unrealized gain (loss) .......................................          8,875             (99)         41,075          (7,027)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............          9,764            (128)         42,582          (7,471)
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................          9,732           9,564          14,591          10,794
  Terminations .....................................................              -               -            (409)              -
  Mortality and expense risk fees ..................................            (79)            (18)           (324)            (99)
  Insurance and other charges ......................................         (5,446)         (1,852)        (13,334)         (6,905)
  Transfers between sub-accounts (including fixed account), net ....          3,171          10,749          50,062          48,346
  Other transfers from (to) the General Account ....................           (357)           (226)              1               7
  Net increase (decrease) in investment by Sponsor .................         (2,337)          2,000          (1,775)              -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...          4,684          20,217          48,812          52,143
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................         14,448          20,089          91,394          44,672

NET ASSETS:
 Beginning of year .................................................         20,089               -          55,185          10,513
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $      34,537   $      20,089   $     146,579   $      55,185
                                                                      =============   =============   =============   =============

                                                                               FIDELITY
                                                                                 VIP
                                                                                VALUE
                                                                              STRATEGIES
                                                                                SERVICE
                                                                               CLASS 2 (a)
                                                                         YEAR            PERIOD
                                                                        ENDED          FROM 5/1/02*
                                                                        12/31/03       TO 12/31/02
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $           -   $           -
  Net realized gain (loss) .........................................            863             (40)
  Net unrealized gain (loss) .......................................          5,133            (426)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............          5,996            (466)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................          3,199           4,906
  Terminations .....................................................              -               -
  Mortality and expense risk fees ..................................            (38)             (7)
  Insurance and other charges ......................................         (2,914)         (1,003)
  Transfers between sub-accounts (including fixed account), net ....         20,442           2,635
  Other transfers from (to) the General Account ....................           (166)           (350)
  Net increase (decrease) in investment by Sponsor .................         (2,356)          2,000
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         18,167           8,181
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................         24,163           7,715

NET ASSETS:

 Beginning of year .................................................          7,715               -
                                                                      -------------   -------------
 End of year .......................................................  $      31,878   $       7,715
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                                                  FT VIP
                                                                                 FT VIP                         FRANKLIN
                                                                                FRANKLIN                        LARGE CAP
                                                                               GROWTH AND                        GROWTH
                                                                                 INCOME                        SECURITIES
                                                                                 CLASS 2                         CLASS 2

                                                                         YEAR ENDED DECEMBER 31,          YEAR            PERIOD
                                                                      -----------------------------       ENDED        FROM 5/1/02*
                                                                          2003            2002          12/31/03       TO 12/31/02
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $         269   $         205   $         174   $          15
  Net realized gain (loss) .........................................           (547)             87             721            (142)
  Net unrealized gain (loss) .......................................          2,188            (663)          6,164            (751)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............          1,910            (371)          7,059            (878)
                                                                      -------------   -------------   -------------   -------------

FROM POLICY TRANSACTIONS:
  Net premiums .....................................................          3,315           7,161           4,624             583
  Terminations .....................................................              -               -               -               -
  Mortality and expense risk fees ..................................            (24)            (16)            (70)             (6)
  Insurance and other charges ......................................         (1,738)         (2,018)         (4,817)         (1,014)
  Transfers between sub-accounts (including fixed account), net ....         (1,648)          2,616          18,084           4,043
  Other transfers from (to) the General Account ....................             19             (65)             (7)              -
  Net increase (decrease) in investment by Sponsor .................         (1,752)              -          (2,032)          2,000
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         (1,828)          7,678          15,782           5,606
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................             82           7,307          22,841           4,728

NET ASSETS:
 Beginning of year .................................................         10,004           2,697           4,728               -
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $      10,086   $      10,004   $      27,569   $       4,728
                                                                      =============   =============   =============   =============

                                                                                 FT VIP
                                                                                FRANKLIN
                                                                                SMALL CAP
                                                                                 CLASS 2
                                                                         YEAR ENDED DECEMBER 31,
                                                                      ------------------------------
                                                                          2003             2002
                                                                      -------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $           -   $         727
  Net realized gain (loss) .........................................        (26,304)        (16,941)
  Net unrealized gain (loss) .......................................        136,436         (85,655)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............        110,132        (101,869)
                                                                      -------------   -------------

FROM POLICY TRANSACTIONS:
  Net premiums .....................................................         87,517         133,741
  Terminations .....................................................         (3,451)        (31,929)
  Mortality and expense risk fees ..................................         (1,034)           (648)
  Insurance and other charges ......................................        (52,587)        (41,991)
  Transfers between sub-accounts (including fixed account), net ....        (10,312)        214,626
  Other transfers from (to) the General Account ....................          4,704          (1,638)
  Net increase (decrease) in investment by Sponsor .................         (1,810)              -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         23,027         272,161
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................        133,159         170,292

NET ASSETS:
 Beginning of year .................................................        350,150         179,858
                                                                      -------------   -------------
 End of year .......................................................  $     483,309   $     350,150
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                                                 FT VIP
                                                                                  FT VIP                         MUTUAL
                                                                                 FRANKLIN                        SHARES
                                                                                SMALL CAP                      SECURITIES
                                                                             VALUE SECURITIES                    CLASS 2
                                                                                 CLASS 2
                                                                          YEAR            PERIOD         YEAR ENDED DECEMBER 31,
                                                                          ENDED        FROM 5/1/02*   -----------------------------
                                                                        12/31/03       TO 12/31/02        2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $          44   $           7   $       1,314   $         522
  Net realized gain (loss) .........................................            236              11             106            (487)
  Net unrealized gain (loss) .......................................          6,535            (352)         28,103         (10,251)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............          6,815            (334)         29,523         (10,216)
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................          9,745           3,636          60,476          46,486
  Terminations .....................................................              -               -            (456)           (583)
  Mortality and expense risk fees ..................................            (42)            (10)           (311)           (141)
  Insurance and other charges ......................................         (2,970)           (832)        (24,303)        (15,359)
  Transfers between sub-accounts (including fixed account), net ....          3,589          12,612          12,254          47,129
  Other transfers from (to) the General Account ....................             19               1             236             475
  Net increase (decrease) in investment by Sponsor .................         (2,024)          2,000          (2,121)              -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...          8,317          17,407          45,775          78,007
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................         15,132          17,073          75,298          67,791

NET ASSETS:
 Beginning of year .................................................         17,073               -          79,792          12,001
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $      32,205   $      17,073   $     155,090   $      79,792
                                                                      =============   =============   =============   =============

                                                                                FT VIP
                                                                              TEMPLETON
                                                                               FOREIGN
                                                                              SECURITIES
                                                                               CLASS 2
                                                                         YEAR          PERIOD
                                                                        ENDED        FROM 5/1/02*
                                                                       12/31/03      TO 12/31/02
                                                                      ------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $         913   $          52
  Net realized gain (loss) .........................................             (9)           (130)
  Net unrealized gain (loss) .......................................         14,705          (2,161)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............         15,609          (2,239)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................         14,827          12,824
  Terminations .....................................................              -               -
  Mortality and expense risk fees ..................................           (112)            (23)
  Insurance and other charges ......................................         (7,767)         (2,649)
  Transfers between sub-accounts (including fixed account), net ....          6,849          31,073
  Other transfers from (to) the General Account ....................            288               -
  Net increase (decrease) in investment by Sponsor .................         (2,012)          2,000
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         12,073          43,225
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................         27,682          40,986

NET ASSETS:
 Beginning of year .................................................         40,986               -
                                                                      -------------   -------------
 End of year .......................................................  $      68,668   $      40,986
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                                                 INVESCO
                                                                                 INVESCO                           VIF
                                                                                   VIF                           HEALTH
                                                                                 DYNAMICS                        SCIENCES

                                                                          YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003             2002           2003            2002
                                                                      -------------     -----------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $           -   $           -   $           -   $           -
  Net realized gain (loss) .........................................            131            (353)           (480)         (2,391)
  Net unrealized gain (loss) .......................................         12,744          (6,795)         30,538         (15,912)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............         12,875          (7,148)         30,058         (18,303)
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................          3,712          15,098          41,061          65,727
  Terminations .....................................................              -               -             (57)         (3,543)
  Mortality and expense risk fees ..................................           (134)            (79)           (329)           (181)
  Insurance and other charges ......................................         (3,688)         (1,891)        (20,371)        (16,761)
  Transfers between sub-accounts (including fixed account), net ....          7,785          15,973           8,464          23,461
  Other transfers from (to) the General Account ....................              -               -            (277)             (3)
  Net increase (decrease) in investment by Sponsor .................         (1,506)              -          (1,933)              -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...          6,169          29,101          26,558          68,700
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................         19,044          21,953          56,616          50,397

NET ASSETS:
 Beginning of year .................................................         32,776          10,823          89,623          39,226
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $      51,820   $      32,776   $     146,239   $      89,623
                                                                      =============   =============   =============   =============

                                                                                  JANUS
                                                                                  ASPEN
                                                                               GROWTH AND
                                                                                 INCOME
                                                                              SERVICE SHARES

                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003             2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $         598   $         584
  Net realized gain (loss) .........................................         (1,093)         (1,931)
  Net unrealized gain (loss) .......................................         26,658         (19,772)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............         26,163         (21,119)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................         30,684          38,895
  Terminations .....................................................           (356)              -
  Mortality and expense risk fees ..................................           (355)           (244)
  Insurance and other charges ......................................        (17,137)        (12,513)
  Transfers between sub-accounts (including fixed account), net ....          9,151          63,811
  Other transfers from (to) the General Account ....................           (772)         (2,052)
  Net increase (decrease) in investment by Sponsor .................         (1,664)              -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         19,551          87,897
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................         45,714          66,778

NET ASSETS:
 Beginning of year .................................................         98,880          32,102
                                                                      -------------   -------------
 End of year .......................................................  $     144,594   $      98,880
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                JANUS                          JANUS ASPEN
                                                                                ASPEN                         INTERNATIONAL
                                                                                GROWTH                            GROWTH
                                                                               SERVICE                           SERVICE
                                                                                SHARES                            SHARES

                                                                          YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                           2003            2002            2003           2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $           -   $           -   $         231   $         160
  Net realized gain (loss) .........................................        (20,726)        (20,611)         (1,921)         (1,060)
  Net unrealized gain (loss) .......................................        171,362        (107,502)          8,864          (4,062)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............        150,636        (128,113)          7,174          (4,962)
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................        158,271         231,271          10,966          13,141
  Terminations .....................................................         (7,198)         (6,541)         (3,776)              -
  Mortality and expense risk fees ..................................         (1,724)         (1,311)            (54)            (35)
  Insurance and other charges ......................................        (85,567)        (78,315)         (5,566)         (4,346)
  Transfers between sub-accounts (including fixed account), net ....         37,450         180,110          (6,751)         17,946
  Other transfers from (to) the General Account ....................         (5,124)         (2,442)            (62)            191
  Net increase (decrease) in investment by Sponsor .................              -               -          (1,619)              -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         96,108         322,772          (6,862)         26,897
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................        246,744         194,659             312          21,935

NET ASSETS:
 Beginning of year .................................................        450,667         256,008          29,116           7,181
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $     697,411   $     450,667   $      29,428   $      29,116
                                                                      =============   =============   =============   =============

                                                                             JANUS ASPEN
                                                                                MID CAP
                                                                                GROWTH
                                                                                SERVICE
                                                                              SHARES (a)

                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003           2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $           -   $           -
  Net realized gain (loss) .........................................            114          (1,584)
  Net unrealized gain (loss) .......................................          4,564          (1,440)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............          4,678          (3,024)
                                                                      -------------   -------------

FROM POLICY TRANSACTIONS:
  Net premiums .....................................................          8,138          15,313
  Terminations .....................................................              -            (628)
  Mortality and expense risk fees ..................................            (38)            (20)
  Insurance and other charges ......................................         (4,070)         (3,494)
  Transfers between sub-accounts (including fixed account), net ....           (571)         (1,186)
  Other transfers from (to) the General Account ....................            868            (713)
  Net increase (decrease) in investment by Sponsor .................         (1,477)              -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...          2,850           9,272
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................          7,528           6,248

NET ASSETS:
 Beginning of year .................................................         11,068           4,820
                                                                      -------------   -------------
 End of year .......................................................  $      18,596   $      11,068
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                  MFS                             MFS
                                                                                MID CAP                           NEW
                                                                                 GROWTH                        DISCOVERY
                                                                                SERVICE                         SERVICE
                                                                                 CLASS                           CLASS
                                                                          YEAR            PERIOD         YEAR          PERIOD
                                                                          ENDED        FROM 5/1/02*      ENDED       FROM 5/1/02*
                                                                        12/31/03       TO 12/31/02     12/31/03     TO 12/31/02
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $           -   $           -   $           -   $           -
  Net realized gain (loss) .........................................            623             (87)            455             (48)
  Net unrealized gain (loss) .......................................          3,593            (395)          2,509            (512)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............          4,216            (482)          2,964            (560)
                                                                      -------------   -------------   -------------   -------------

FROM POLICY TRANSACTIONS:
  Net premiums .....................................................          6,497           6,281           4,472           5,292
  Terminations .....................................................           (394)              -            (393)              -
  Mortality and expense risk fees ..................................            (37)             (9)            (24)             (4)
  Insurance and other charges ......................................         (3,432)         (1,288)         (1,805)           (612)
  Transfers between sub-accounts (including fixed account), net ....          5,083           3,617           2,569             289
  Other transfers from (to) the General Account ....................              -            (294)              -               1
  Net increase (decrease) in investment by Sponsor .................         (1,920)          2,000          (1,993)          2,000
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...          5,797          10,307           2,826           6,966
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................         10,013           9,825           5,790           6,406

NET ASSETS:
 Beginning of year .................................................          9,825               -           6,406               -
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $      19,838   $       9,825   $      12,196   $       6,406
                                                                      =============   =============   =============   =============

                                                                                  MFS
                                                                                 TOTAL
                                                                                 RETURN
                                                                                SERVICE
                                                                                 CLASS
                                                                         YEAR            PERIOD
                                                                         ENDED         FROM 5/1/02*
                                                                        12/31/03       TO 12/31/02
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $         615   $           -
  Net realized gain (loss) .........................................            362             (60)
  Net unrealized gain (loss) .......................................          6,178              29
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............          7,155             (31)
                                                                      -------------   -------------

FROM POLICY TRANSACTIONS:
  Net premiums .....................................................         21,054          13,235
  Terminations .....................................................           (393)              -
  Mortality and expense risk fees ..................................           (121)            (17)
  Insurance and other charges ......................................        (16,619)         (4,097)
  Transfers between sub-accounts (including fixed account), net ....         28,368          23,065
  Other transfers from (to) the General Account ....................            (63)            (15)
  Net increase (decrease) in investment by Sponsor .................         (2,080)          2,000
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         30,146          34,171
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................         37,301          34,140

NET ASSETS:

 Beginning of year .................................................         34,140               -
                                                                      -------------   -------------
 End of year .......................................................  $      71,441   $      34,140
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                                               OPPENHEIMER
                                                                                  MFS                            CAPITAL
                                                                               UTILITIES                       APPRECIATION
                                                                                SERVICE                          SERVICE
                                                                                 CLASS                           SHARES
                                                                          YEAR          PERIOD            YEAR           PERIOD
                                                                          ENDED       FROM 5/1/02*        ENDED        FROM 5/1/02*
                                                                         12/31/03     TO 12/31/02       12/31/03       TO 12/31/02
                                                                      -------------   -----------     -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $         114   $           -   $         178   $           -
  Net realized gain (loss) .........................................            340             (24)          1,615             149
  Net unrealized gain (loss) .......................................          1,202            (267)         14,097             139
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............          1,656            (291)         15,890             288
                                                                      -------------   -------------   -------------   -------------

FROM POLICY TRANSACTIONS:
  Net premiums .....................................................            703             302          15,160          17,154
  Terminations .....................................................              -               -               -               -
  Mortality and expense risk fees ..................................            (10)              -            (156)            (36)
  Insurance and other charges ......................................         (1,110)           (166)         (8,202)         (2,748)
  Transfers between sub-accounts (including fixed account), net ....          3,783             430          14,860          29,764
  Other transfers from (to) the General Account ....................              -               -            (563)           (364)
  Net increase (decrease) in investment by Sponsor .................         (2,171)          2,000          (2,008)          2,000
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...          1,195           2,566          19,091          45,770
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................          2,851           2,275          34,981          46,058

NET ASSETS:
 Beginning of year .................................................          2,275               -          46,058               -
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $       5,126   $       2,275   $      81,039   $      46,058
                                                                      =============   =============   =============   =============

                                                                               OPPENHEIMER
                                                                                 GLOBAL
                                                                               SECURITIES
                                                                                 SERVICE
                                                                                 SHARES
                                                                           YEAR          PERIOD
                                                                          ENDED        FROM 5/1/02*
                                                                         12/31/03      TO 12/31/02
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income (loss) .....................................  $         150   $           -
  Net realized gain (loss) .........................................            425            (125)
  Net unrealized gain (loss) .......................................         12,991            (896)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............         13,566          (1,021)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................         13,716          10,109
  Terminations .....................................................              -               -
  Mortality and expense risk fees ..................................            (88)            (15)
  Insurance and other charges ......................................         (5,753)         (1,829)
  Transfers between sub-accounts (including fixed account), net ....         17,774          12,180
  Other transfers from (to) the General Account ....................           (279)             (4)
  Net increase (decrease) in investment by Sponsor .................         (2,123)          2,000
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         23,247          22,441
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................         36,813          21,420

NET ASSETS:
 Beginning of year .................................................         21,420               -
                                                                      -------------   -------------
 End of year .......................................................  $      58,233   $      21,420
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                               OPPENHEIMER                      OPPENHEIMER
                                                                                   HIGH                            MAIN
                                                                                  INCOME                          STREET
                                                                                 SERVICE                          SERVICE
                                                                                  SHARES                        SHARES (a)
                                                                          YEAR            PERIOD          YEAR           PERIOD
                                                                          ENDED        FROM 5/1/02*       ENDED        FROM 5/1/02*
                                                                         12/31/03      TO 12/31/02      12/31/03       TO 12/31/02
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $       1,435   $           -   $          47   $           -
  Net realized gain (loss) .........................................            575             (19)            170             (37)
  Net unrealized gain (loss) .......................................          3,239             398           1,449            (471)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............          5,249             379           1,666            (508)
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................          9,574           7,311           3,635           2,277
  Terminations .....................................................              -               -               -               -
  Mortality and expense risk fees ..................................            (65)            (12)            (17)             (3)
  Insurance and other charges ......................................         (5,312)         (1,816)         (1,489)           (448)
  Transfers between sub-accounts (including fixed account), net ....          6,528          12,049           2,296           1,521
  Other transfers from (to) the General Account ....................           (357)              1               -               -
  Net increase (decrease) in investment by Sponsor .................         (2,329)          2,000          (1,987)          2,000
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...          8,039          19,533           2,438           5,347
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................         13,288          19,912           4,104           4,839

NET ASSETS:
 Beginning of year .................................................         19,912               -           4,839               -
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $      33,200   $      19,912   $       8,943   $       4,839
                                                                      =============   =============   =============   =============

                                                                               OPPENHEIMER
                                                                                MULTIPLE
                                                                               STRATEGIES
                                                                                 SERVICE
                                                                                 SHARES
                                                                         YEAR             PERIOD
                                                                        ENDED          FROM 5/1/02*
                                                                      12/31/03         TO 12/31/02
                                                                      ----------      -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $         171   $           -
  Net realized gain (loss) .........................................            351            (144)
  Net unrealized gain (loss) .......................................            879              33
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............          1,401            (111)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................          4,390           1,246
  Terminations .....................................................              -               -
  Mortality and expense risk fees ..................................            (12)             (2)
  Insurance and other charges ......................................         (2,132)           (617)
  Transfers between sub-accounts (including fixed account), net ....            519           2,607
  Other transfers from (to) the General Account ....................             32              11
  Net increase (decrease) in investment by Sponsor .................         (2,200)          2,000
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...            597           5,245
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................          1,998           5,134

NET ASSETS:
 Beginning of year .................................................          5,134               -
                                                                      -------------   -------------
 End of year .......................................................  $       7,132   $       5,134
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                  PIONEER
                                                                                  EMERGING
                                                                                  MARKETS                        PIONEER
                                                                                    VCT                         FUND VCT
                                                                                  CLASS II                      CLASS II

                                                                          YEAR ENDED DECEMBER 31,        YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003             2002           2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $         145   $          97   $         577   $         395
  Net realized gain (loss) .........................................          1,862             (31)         (1,348)         (2,319)
  Net unrealized gain (loss) .......................................         19,082            (969)         15,007          (7,695)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............         21,089            (903)         14,236          (9,619)
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................         17,905          16,975          33,784          35,333
  Terminations .....................................................         (5,920)              -          (5,921)              -
  Mortality and expense risk fees ..................................           (124)            (71)           (158)            (99)
  Insurance and other charges ......................................         (8,144)         (4,335)        (17,449)        (12,526)
  Transfers between sub-accounts (including fixed account), net ....          1,871          14,388             210          17,863
  Other transfers from (to) the General Account ....................           (160)              3               1             719
  Net increase (decrease) in investment by Sponsor .................         (2,849)              -          (1,742)              -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...          2,579          26,960           8,725          41,290
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................         23,668          26,057          22,961          31,671

NET ASSETS:
 Beginning of year .................................................         36,723          10,666          56,661          24,990
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $      60,391   $      36,723   $      79,622   $      56,661
                                                                      =============   =============   =============   =============

                                                                                 PIONEER
                                                                                   HIGH
                                                                                  YIELD
                                                                                   VCT
                                                                                 CLASS II

                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $       8,198   $      17,625
  Net realized gain (loss) .........................................         (3,767)         (4,024)
  Net unrealized gain (loss) .......................................         29,651         (21,394)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............         34,082          (7,793)
                                                                      -------------   -------------

FROM POLICY TRANSACTIONS:
  Net premiums .....................................................         54,601          39,147
  Terminations .....................................................         (4,675)              -
  Mortality and expense risk fees ..................................           (316)           (318)
  Insurance and other charges ......................................        (26,382)        (25,061)
  Transfers between sub-accounts (including fixed account), net ....       (191,153)        193,806
  Other transfers from (to) the General Account ....................            187              19
  Net increase (decrease) in investment by Sponsor .................         (2,662)              -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...       (170,400)        207,593
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................       (136,318)        199,800

NET ASSETS:
 Beginning of year .................................................        227,898          28,098
                                                                      -------------   -------------
 End of year .......................................................  $      91,580   $     227,898
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                 PIONEER                         SCUDDER
                                                                               REAL ESTATE                     TECHNOLOGY
                                                                                  SHARES                         GROWTH
                                                                                   VCT                          SERIES II
                                                                                CLASS II                         CLASS A

                                                                          YEAR ENDED DECEMBER 31,          YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                           2003           2002             2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $       4,607   $       2,844   $           -   $         162
  Net realized gain (loss) .........................................          1,400          (3,155)        (30,912)        (30,218)
  Net unrealized gain (loss) .......................................         22,860          (3,873)         91,763         (43,258)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............         28,867          (4,184)         60,851         (73,314)
                                                                      -------------   -------------   -------------   -------------

FROM POLICY TRANSACTIONS:
  Net premiums .....................................................         34,574          80,564          42,958          77,749
  Terminations .....................................................              -         (27,187)         (3,498)         (3,324)
  Mortality and expense risk fees ..................................           (277)           (160)           (498)           (548)
  Insurance and other charges ......................................        (26,065)        (17,983)        (29,846)        (33,649)
  Transfers between sub-accounts (including fixed account), net ....          2,406          40,431           3,415          29,328
  Other transfers from (to) the General Account ....................           (901)            283            (155)         (2,804)
  Net increase (decrease) in investment by Sponsor .................         (2,930)              -               -               -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...          6,807          75,948          12,376          66,752
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................         35,674          71,764          73,227          (6,562)

NET ASSETS:
 Beginning of year .................................................         82,048          10,284         158,310         164,872
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $     117,722   $      82,048   $     231,537   $     158,310
                                                                      =============   =============   =============   =============

                                                                                 SCUDDER
                                                                                VIT EAFE
                                                                                 EQUITY
                                                                                INDEX (a)

                                                                           YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                          2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $       1,279   $         408
  Net realized gain (loss) .........................................           (431)           (493)
  Net unrealized gain (loss) .......................................          9,428          (5,178)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............         10,276          (5,263)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................          9,333           9,746
  Terminations .....................................................              -               -
  Mortality and expense risk fees ..................................           (100)            (60)
  Insurance and other charges ......................................         (5,759)         (3,487)
  Transfers between sub-accounts (including fixed account), net ....          2,168          10,789
  Other transfers from (to) the General Account ....................              -             (27)
  Net increase (decrease) in investment by Sponsor .................         (1,622)              -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...          4,020          16,961
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................         14,296          11,698

NET ASSETS:
 Beginning of year .................................................         25,799          14,101
                                                                      -------------   -------------
 End of year .......................................................  $      40,095   $      25,799
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

                                                                                                                SVS DREMAN
                                                                                  SCUDDER                   FINANCIAL SERVICES
                                                                                 VIT SMALL                       SERIES II
                                                                               CAP INDEX (a)                      CLASS A

                                                                          YEAR ENDED DECEMBER 31,         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------   -----------------------------
                                                                          2003            2002            2003            2002
                                                                      -------------   -------------   -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $         540   $         215   $         447   $          63
  Net realized gain (loss) .........................................          2,557            (890)            303            (577)
  Net unrealized gain (loss) .......................................         23,042          (4,623)          7,312          (1,331)
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from operations ............         26,139          (5,298)          8,062          (1,845)
                                                                      -------------   -------------   -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................         26,368          20,177          13,442          17,891
  Terminations .....................................................           (264)         (3,143)              -               -
  Mortality and expense risk fees ..................................           (146)            (48)            (97)            (47)
  Insurance and other charges ......................................        (12,160)         (6,287)         (6,290)         (5,095)
  Transfers between sub-accounts (including fixed account), net ....         14,716          11,109             106           8,998
  Other transfers from (to) the General Account ....................            (20)              3              19             (38)
  Net increase (decrease) in investment by Sponsor .................         (2,287)              -          (2,265)              -
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         26,207          21,811           4,915          21,709
                                                                      -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets ............................         52,346          16,513          12,977          19,864

NET ASSETS:
 Beginning of year .................................................         27,478          10,965          26,566           6,702
                                                                      -------------   -------------   -------------   -------------
 End of year .......................................................  $      79,824   $      27,478   $      39,543   $      26,566
                                                                      =============   =============   =============   =============

                                                                              T. ROWE PRICE
                                                                              INTERNATIONAL
                                                                                  STOCK

                                                                         YEAR ENDED DECEMBER 31,
                                                                      -----------------------------
                                                                           2003            2002
                                                                      -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
 FROM OPERATIONS:
  Net investment income (loss) .....................................  $       7,833   $       5,710
  Net realized gain (loss) .........................................        (26,947)        (18,527)
  Net unrealized gain (loss) .......................................        190,451         (83,965)
                                                                      -------------   -------------
  Net increase (decrease) in net assets from operations ............        171,337         (96,782)
                                                                      -------------   -------------

 FROM POLICY TRANSACTIONS:
  Net premiums .....................................................        235,311         285,590
  Terminations .....................................................        (50,319)         (9,603)
  Mortality and expense risk fees ..................................         (1,837)         (1,388)
  Insurance and other charges ......................................       (123,419)       (100,457)
  Transfers between sub-accounts (including fixed account), net ....        (23,123)        205,620
  Other transfers from (to) the General Account ....................        (10,991)         (1,988)
  Net increase (decrease) in investment by Sponsor .................              -               -
                                                                      -------------   -------------
  Net increase (decrease) in net assets from policy transactions ...         25,622         377,774
                                                                      -------------   -------------
  Net increase (decrease) in net assets ............................        196,959         280,992

NET ASSETS:
 Beginning of year .................................................        532,303         251,311
                                                                      -------------   -------------
 End of year .......................................................  $     729,262   $     532,303
                                                                      =============   =============

* Date of initial investment.
(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT IMO

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

     Separate Account IMO (the "Separate Account"), which funds the Allmerica VUL 2001, Allmerica Select Life Plus, and Allmerica Select Survivorship VUL insurance policies, is a separate investment account of Allmerica Financial Life Insurance and Annuity Company ("AFLIAC"), established on January 10, 2000 for the purpose of separating from the general assets of AFLIAC those assets used to fund the variable portion of certain flexible premium variable life insurance policies (the "Policies") issued by AFLIAC. AFLIAC is a wholly owned subsidiary of Allmerica Financial Corporation ("AFC"). During 2002 AFC ceased all new sales of proprietary variable annuities and life insurance products. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of AFLIAC. The Separate Account cannot be charged with liabilities arising out of any other business of AFLIAC. AFLIAC's General Account is subject to the claims of creditors.

     The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Sixty-eight Sub-Accounts offered by the Separate Account had activity during the year. Five were merged. Sixty-three Sub-Accounts are currently offered. Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

FUND GROUPS
Allmerica Investment Trust (Service Shares) ("AIT")
AIM Variable Insurance Funds (Series I Shares) ("AIM V.I. Series I")
AIM Variable Insurance Funds (Series II Shares) ("AIM V.I.Series II") AllianceBernstein Variable Products Series Fund, Inc. (Class B)
("AllianceBernstein Class B")
Delaware VIP Trust (Service Class)
Fidelity Variable Insurance Products Fund ("Fidelity VIP")
Fidelity Variable Insurance Products Fund (Service Class 2) ("Fidelity VIP Service Class 2")
Franklin Templeton Variable Insurance Products Trust (Class 2) ("FT VIP") INVESCO Variable Investment Funds, Inc. ("INVESCO VIF")
Janus Aspen Series (Service Shares)
MFS Variable Insurance Trust (Service Class)
Oppenheimer Variable Account Funds (Service Shares)
Pioneer Variable Contracts Trust (Class II) ("Pioneer VCT Class II")
Scudder Investment VIT Funds ("Scudder VIT")
Scudder Variable Series II (Class A) ("Scudder Series II Class A"or "SVS Series II Class A")
T. Rowe Price International Series, Inc.

     The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act. The Sub-Accounts in the AIT Fund Group are managed by Allmerica Financial Investment Management Services, Inc. ("AFIMS"), a wholly owned subsidiary of AFLIAC.

     On May 1, 2003 the following fund groups were renamed:

OLD NAME                                                           NEW NAME
--------                                                           --------
Alliance Variable Products Series Fund, Inc. (Class B)             AllianceBernstein Variable Products Series Fund, Inc. (Class B)
Deutsche Asset Management VIT Funds                                Scudder Investment VIT Funds
Fidelity Variable Insurance Products Fund II                       Fidelity Variable Insurance Products Fund
Fidelity Variable Insurance Products Fund II (Service Class 2)     Fidelity Variable Insurance Products Fund (Service Class 2)
Fidelity Variable Insurance Products Fund III                      Fidelity Variable Insurance Products Fund
Fidelity Variable Insurance Products Fund III (Service Class 2)    Fidelity Variable Insurance Products Fund (Service Class 2)

SEPARATE ACCOUNT IMO

NOTE 1 - ORGANIZATION (Continued)

     On May 1, 2003 the following Underlying Funds were renamed:

OLD NAME                                                            NEW NAME
--------                                                            --------
Alliance Growth and Income Class B                                  AllianceBernstein Growth and Income Class B
Alliance Premier Growth Class B                                     AllianceBernstein Premier Growth Class B
Alliance Technology Class B                                         AllianceBernstein Technology Class B
Deutsche VIT EAFE Equity Index                                      Scudder VIT EAFE Equity Index
Deutsche VIT Small Cap Index                                        Scudder VIT Small Cap Index
Fidelity VIP II Asset Manager Service Class 2                       Fidelity VIP Asset Manager Service Class 2
Fidelity VIP II Contrafund                                          Fidelity VIP Contrafund
Fidelity VIP II Contrafund Service Class 2                          Fidelity VIP Contrafund Service Class 2
Fidelity VIP III Growth & Income                                    Fidelity VIP Growth & Income
Fidelity VIP III Growth Opportunities Service Class 2               Fidelity VIP Growth Opportunities Service Class 2
Fidelity VIP III Mid Cap                                            Fidelity VIP Mid Cap
Fidelity VIP III Mid Cap Service Class 2                            Fidelity VIP Mid Cap Service Class 2
Fidelity VIP III Value Strategies Service Class 2                   Fidelity VIP Value Strategies Service Class 2
Janus Aspen Aggressive Growth Service Shares                        Janus Aspen Mid Cap Growth Service Shares
Oppenheimer Main Street Growth & Income Service Shares              Oppenheimer Main Street Service Shares

     Pursuant to separate Agreements and Plans of Reorganization approved by the Board of Trustees on January 7, 2003 and then approved by shareholders on March 27, 2003, the following Underlying Funds were merged after the close of business on the effective date shown, at no cost to contract Owners, with the effect of this transaction being reflected in the Transfers Between Sub-Accounts line of the Statement of Changes in Net Assets:

CLOSED FUND                                             SURVIVING FUND                                         DATE
-----------                                             --------------                                         ----
AIT Select Aggressive Growth Service Shares             AIT Select Growth Service Shares                       April 17, 2003
AIT Select Emerging Markets Service Shares              AIT Select International Equity Service Shares         April 30, 2003
AIT Select Growth & Income Service Shares               AIT Equity Index Service Shares                        April 25, 2003
AIT Select Strategic Growth Service Shares              AIT Select Growth Service Shares                       April 17, 2003
AIT Select Strategic Income Service Shares              AIT Select Investment Grade Income Service Shares      April 22, 2003

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

     The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

     INVESTMENTS - Security transactions are recorded as of the trade date. Investments held by the Sub-Accounts are stated at the net asset value per share of the Underlying Funds. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value.

SEPARATE ACCOUNT IMO

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of AFLIAC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). AFLIAC files a consolidated federal tax return with AFC and AFC's affiliates. Under the current provisions of the IRC, AFLIAC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no federal income tax provision is required. AFLIAC will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.

     Under the provisions of Section 817(h) of the IRC, a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a variable life insurance policy for federal income tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. AFLIAC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

     STATEMENTS OF CHANGES IN NET ASSETS - Policy owners may allocate their Policy Values to variable investment options in the Separate Account and to the Fixed Account, which is a part of AFLIAC's General Account that guarantees principal and a fixed interest rate. Net Premiums represent payments received under the Policies (excluding amounts allocated to the Fixed Account) reduced by refunds made during the initial free-look period, and by applicable deductions, charges, and state premium taxes. Terminations are payments to Policy owners and beneficiaries made under the terms of the Policies and amounts that Policy owners have requested to be withdrawn and paid to them. Transfers between Sub-Accounts (including the Fixed account), net, are amounts that Policy owners have directed to be moved among funds, including permitted transfers from and to the Fixed Account. Other transfers from(to) the General Account include policy loan activity and death claims.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

     AFLIAC makes a Monthly Deduction from Policy Value comprised of the following charges: a Monthly Insurance Protection Charge for the cost of insurance protection under the Policies; a Monthly Expense Charge as reimbursement for underwriting and acquisition costs; a Monthly Administration Fee as reimbursement for expenses related to issuance and maintenance of the Policies; a Monthly Mortality and Expense Risk Charge as compensation for assuming mortality and expense risks for variable interests in the Policies; and Monthly Charges for Optional Benefits added by riders.

     The Monthly Insurance Protection Charge is deducted on each monthly processing date starting with the date of issue. AFLIAC deducts no Monthly Insurance Protection Charge on or after the Final Payment Date. The Monthly Expense Charge is deducted on each monthly processing date for the first 10 years after issue or an increase in Face Amount. The Monthly Administration Fee is deducted on each monthly processing date up to the Final Payment Date. The Monthly Mortality and Expense Risk Charge is deducted on each monthly processing date and continues to be assessed after the Final Payment Date.

     If the charge for mortality and expense risks isn't sufficient to cover mortality experience and expenses, AFLIAC absorbs the losses. If the charge is higher than mortality and expense risk expenses, the difference is a profit to AFLIAC. This charge may be increased or decreased, subject to state and federal law; but it may not exceed the maximum limitations.

     The Monthly Charges for Optional Benefits vary depending upon the optional benefits selected and by the underwriting classifications of the Insured.

     The Policy Owner may allocate the Monthly Deduction to any number of Sub-Accounts and to the Fixed Account. In the absence of allocation instructions, or if the Sub-Accounts chosen do not have sufficient funds to cover the Monthly Deduction, AFLIAC makes a pro-rata allocation among the Sub-Accounts in the Policy.

SEPARATE ACCOUNT IMO

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS (Continued)

     Details about the Monthly Deduction appear in the table below.

                        MONTHLY        MONTHLY         MONTHLY       CURRENT MORTALITY AND       MAXIMUM ALLOWED          MONTHLY
                       INSURANCE       EXPENSE     ADMINISTRATION     EXPENSE RISK CHARGE     MORTALITY AND EXPENSE     CHARGES FOR
                     PROTECTION (a)   CHARGE (a)        FEE (a)         (ANNUAL RATE) (a)       RISK CHARGE (ANNUAL      OPTIONAL
                                                                                                    RATE) (a)          BENEFITS (a)
Allmerica VUL 2001     Varies by      Varies by        $ 7.50        0.35% for years 1-10;    0.60% for years 1-10;      Varies by
                        Policy         Policy                           .05% year 11 and        0.30% year 11 and         Policy
                                                                           thereafter               thereafter

Allmerica Select       Varies by      Varies by        $ 7.50        0.35% for years 1-10;    0.60% for years 1-10;      Varies by
Life Plus               Policy         Policy                           .05% year 11 and        0.30% year 11 and         Policy
                                                                           thereafter               thereafter

Allmerica Select       Varies by      Varies by   $16.00 for years           0.10%            0.55% for years 1-20;      Varies by
Survivorship VUL        Policy         Policy      1-5; $6.00 year                              0.35% year 21 and         Policy
                                                  6 and thereafter                                  thereafter

(a) Charged to Policy Value.

     A surrender charge may be deducted upon request of a full surrender of the Policy or a decrease in the Face Amount if less than a certain number of years have lapsed from the Date of Issue or from the effective date of any increase in the Face Amount. The maximum surrender charge is a detailed calculation. For more information see the prospectus.

     Some states and municipalities impose premium taxes on Policies, which currently range up to 4%.

     The disclosures above include charges currently assessed to the Policy owner. There are certain other charges, which may be assessed in future periods, at the discretion of AFLIAC, in accordance with the Policy terms. For further details see the prospectus.

     During the year ended December 31, 2003, management fees of the Underlying AIT Funds were paid directly by the funds to AFIMS in its capacity as investment manager and administrator of AIT. The AIT funds' advisory agreement provides for fees ranging from 0.20% to 1.35% based on individual portfolios and average daily net assets. On March 27, 2002, shareholders of the AIT funds approved a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act. Each AIT Fund pays a fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

     VeraVest Investments, Inc. (formerly Allmerica Investments, Inc.), a wholly owned subsidiary of AFLIAC, is principal underwriter and general distributor of the Separate Account. On October 27, 2003 AFC announced the cessation of retail sales through VeraVest, which terminated all contracts with its registered representatives by December 19, 2003. However, based on a registered representative's vesting schedule, AFLIAC may pay commissions for certain types of transactions.

SEPARATE ACCOUNT IMO

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2003 were as follows:

INVESTMENT PORTFOLIO                                                       PURCHASES           SALES
--------------------                                                       -----------         -----------
AIT Core Equity Service Shares                                             $    83,777         $    30,001
AIT Equity Index Service Shares (b)                                            730,868             227,451
AIT Government Bond Service Shares                                             240,875             115,339
AIT Money Market Service Shares                                              2,059,264           1,505,241
AIT Select Capital Appreciation Service Shares                                 173,788             130,691
AIT Select Growth Service Shares (b)                                           707,680             347,810
AIT Select International Equity Service Shares (b)                             286,550             183,375
AIT Select Investment Grade Income Service Shares (b)                          935,265             324,043
AIT Select Value Opportunity Service Shares                                    165,640             215,243
AIM V.I. Aggressive Growth Series I                                             79,907              57,211
AIM V.I. Basic Value Series II                                                  70,952              49,347
AIM V.I. Blue Chip Series I                                                     46,473              17,179
AIM V.I. Capital Development Series II                                             505               2,226
AIM V.I. Premier Equity Series I                                                72,557              42,759
AllianceBernstein Growth & Income Class B (a)                                  184,784             118,317
AllianceBernstein Premier Growth Class B (a)                                   168,975              40,616
AllianceBernstein Small Cap Value Class B                                       14,254               8,349
AllianceBernstein Technology Class B (a)                                        17,161               7,361
AllianceBernstein Value Class B                                                 11,504               4,067
Delaware VIP Growth Opportunities Service Class                                  3,184               6,487
Delaware VIP International Value Equity Service Class                           38,896              16,192
Fidelity VIP Asset Manager Service Class 2 (a)                                  32,844              16,303
Fidelity VIP Contrafund (a)                                                     79,466              33,372
Fidelity VIP Contrafund Service Class 2 (a)                                     33,356              19,026
Fidelity VIP Equity-Income                                                     441,817             360,001
Fidelity VIP Growth & Income (a)                                                25,966              12,766
Fidelity VIP Growth                                                            176,750             196,491
Fidelity VIP Growth Opportunities Service Class 2 (a)                            6,128               6,763
Fidelity VIP High Income                                                       121,352              70,443
Fidelity VIP Mid Cap (a)                                                        47,037              27,379
Fidelity VIP Mid Cap Service Class 2 (a)                                        13,505               8,761
Fidelity VIP Overseas                                                           61,956              12,548
Fidelity VIP Value Strategies Service Class 2 (a)                               24,072               5,752
FT VIP Franklin Growth and Income Class 2                                        5,424               6,983
FT VIP Franklin Large Cap Growth Securities Class 2                             22,494               6,538
FT VIP Franklin Small Cap Class 2                                              182,895             159,868
FT VIP Franklin Small Cap Value Securities Class 2                              15,394               7,033
FT VIP Mutual Shares Securities Class 2                                         65,955              18,866
FT VIP Templeton Foreign Securities Class 2                                     27,338              14,352
INVESCO VIF Dynamics                                                            14,850               8,681
INVESCO VIF Health Sciences                                                     40,582              14,024

SEPARATE ACCOUNT IMO

NOTE 4 - PURCHASES AND SALES OF INVESTMENTS (Continued)

INVESTMENT PORTFOLIO                                                       PURCHASES           SALES
--------------------                                                       -----------         -----------
Janus Aspen Growth and Income Service Shares                               $    43,306         $    23,157
Janus Aspen Growth Service Shares                                              183,107              86,999
Janus Aspen International Growth Service Shares                                 10,127              16,758
Janus Aspen Mid Cap Growth Service Shares (a)                                    7,895               5,045
MFS Mid Cap Growth Service Class                                                11,252               5,455
MFS New Discovery Service Class                                                  7,058               4,232
MFS Total Return Service Class                                                  51,471              20,710
MFS Utilities Service Class                                                      4,151               2,842
Oppenheimer Capital Appreciation Service Shares                                 38,041              18,772
Oppenheimer Global Securities Service Shares                                    32,426               9,029
Oppenheimer High Income Service Shares                                          18,530               9,056
Oppenheimer Main Street Service Shares (a)                                       5,997               3,512
Oppenheimer Multiple Strategies Service Shares                                   5,896               5,128
Pioneer Emerging Markets VCT Class II                                           22,758              20,034
Pioneer Fund VCT Class II                                                       33,097              23,795
Pioneer High Yield VCT Class II                                                 88,508             250,710
Pioneer Real Estate Shares VCT Class II                                         42,503              31,089
Scudder Technology Growth Series II Class A                                     75,463              63,087
Scudder VIT EAFE Equity Index (a)                                               14,594               9,295
Scudder VIT Small Cap Index (a)                                                 43,408              16,661
SVS Dreman Financial Services Series II Class A                                 14,664               9,302
T. Rowe Price International Stock                                              193,277             159,219

(a)  Name changed. See Note 1.
(b)  Fund merger. See Note 1.

SEPARATE ACCOUNT IMO

NOTE 5 - FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total return for each Sub-Account for the year ended December 31, 2003 is as follows:

                                                                           AT DECEMBER 31
                                                                           --------------
                                                              UNITS             UNIT          NET ASSETS
                                                              (000s)             VALUE           (000s)
                                                          --------------   --------------   --------------
AIT CORE EQUITY SERVICE SHARES
2003                                                                 258   $     0.858097   $          221
2002                                                                 189         0.672095              127
2001                                                                  56         0.877969               49
AIT EQUITY INDEX SERVICE SHARES (b)
2003                                                               2,796         0.802145            2,243
2002                                                               2,059         0.627532            1,292
2001                                                                 555         0.806771              448
AIT GOVERNMENT BOND SERVICE SHARES
2003                                                                 505         1.168413              590
2002                                                                 417         1.149229              479
2001                                                                  40         1.051655               42
AIT MONEY MARKET SERVICE SHARES
2003                                                               3,851         1.135240            4,371
2002                                                               3,389         1.126269            3,817
2001                                                               2,219         1.107832            2,458
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES
2003                                                                 554         1.153931              639
2002                                                                 520         0.825947              430
2001                                                                 379         1.053478              399
AIT SELECT GROWTH SERVICE SHARES (b)
2003                                                               1,967         0.577783            1,136
2002                                                               1,196         0.457465              547
2001                                                                 835         0.631840              528
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES (b)
2003                                                               1,191         0.768906              916
2002                                                               1,022         0.601793              615
2001                                                                 582         0.746339              435

                                                                    FOR THE YEAR ENDED DECEMBER 31
                                                                    ------------------------------
                                                          INVESTMENT (1)
                                                              INCOME         EXPENSE (2)       TOTAL (3)
                                                              RATIO            RATIO            RETURN
                                                          --------------   --------------   --------------
AIT CORE EQUITY SERVICE SHARES
2003                                                                0.90%             N/A            27.67%
2002                                                                1.02              N/A           -23.45
2001                                                                1.32              N/A           -12.20(c)
AIT EQUITY INDEX SERVICE SHARES (b)
2003                                                                1.33              N/A            27.83
2002                                                                1.40              N/A           -22.22
2001                                                                1.12              N/A           -12.01
AIT GOVERNMENT BOND SERVICE SHARES
2003                                                                4.12              N/A             1.67
2002                                                                4.87              N/A             9.28
2001                                                                5.74              N/A             5.17(c)
AIT MONEY MARKET SERVICE SHARES
2003                                                                0.78              N/A             0.80
2002                                                                1.59              N/A             1.66
2001                                                                3.45              N/A             4.28
AIT SELECT CAPITAL APPRECIATION SERVICE SHARES
2003                                                                 N/A              N/A            39.71
2002                                                                 N/A              N/A           -21.60
2001                                                                 N/A              N/A            -1.13
AIT SELECT GROWTH SERVICE SHARES (b)
2003                                                                0.05              N/A            26.30
2002                                                                0.18              N/A           -27.60
2001                                                                 N/A              N/A           -24.70
AIT SELECT INTERNATIONAL EQUITY SERVICE SHARES (b)
2003                                                                0.86              N/A            27.77
2002                                                                1.77              N/A           -19.37
2001                                                                1.74              N/A           -21.52

SEPARATE ACCOUNT IMO

NOTE 5 -  FINANCIAL HIGHLIGHTS (Continued)

                                                                           AT DECEMBER 31
                                                                           --------------
                                                              UNITS             UNIT          NET ASSETS
                                                              (000s)             VALUE            (000s)
                                                          --------------   --------------   --------------
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES (b)
2003                                                               1,312   $     1.332794   $        1,749
2002                                                                 903         1.290117            1,164
2001                                                                 451         1.193056              538
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES
2003                                                                 424         1.716762              729
2002                                                                 458         1.240200              568
2001                                                                 298         1.482011              442
AIM V.I. AGGRESSIVE GROWTH SERIES I
2003                                                                 250         0.851981              213
2002                                                                 231         0.672563              155
2001                                                                  19         0.869668               16
AIM V.I. BASIC VALUE SERIES II
2003                                                                 175         1.020198              178
2002                                                                 153         0.765385              117
2001                                                                 N/A              N/A              N/A
AIM V.I. BLUE CHIP SERIES I
2003                                                                 133         0.801332              106
2002                                                                  92         0.640335               59
2001                                                                  50         0.867200               44
AIM V.I. CAPITAL DEVELOPMENT SERIES II
2003                                                                   2         1.010397                2
2002                                                                   4         0.748207                3
2001                                                                 N/A              N/A              N/A
AIM V.I. PREMIER EQUITY SERIES I
2003                                                                 347         0.779297              270
2002                                                                 307         0.623035              191
2001                                                                 130         0.893346              116

                                                                    FOR THE YEAR ENDED DECEMBER 31
                                                                    ------------------------------
                                                          INVESTMENT (1)
                                                              INCOME         EXPENSE (2)       TOTAL (3)
                                                              RATIO            RATIO            RETURN
                                                          --------------   --------------   --------------
AIT SELECT INVESTMENT GRADE INCOME SERVICE SHARES (b)
2003                                                                4.66%             N/A             3.31%
2002                                                                5.75              N/A             8.14
2001                                                                7.55              N/A             7.94
AIT SELECT VALUE OPPORTUNITY SERVICE SHARES
2003                                                                0.13              N/A            38.43
2002                                                                0.70              N/A           -16.32
2001                                                                0.62              N/A            12.68
AIM V.I. AGGRESSIVE GROWTH SERIES I
2003                                                                 N/A              N/A            26.68
2002                                                                 N/A              N/A           -22.66
2001                                                                 N/A              N/A           -13.03(c)
AIM V.I. BASIC VALUE SERIES II
2003                                                                 N/A              N/A            33.29
2002                                                                 N/A              N/A           -23.46(d)
2001                                                                 N/A              N/A              N/A
AIM V.I. BLUE CHIP SERIES I
2003                                                                 N/A              N/A            25.14
2002                                                                 N/A              N/A           -26.16
2001                                                                0.07              N/A           -13.28(c)
AIM V.I. CAPITAL DEVELOPMENT SERIES II
2003                                                                 N/A              N/A            35.04
2002                                                                 N/A              N/A           -25.18(d)
2001                                                                 N/A              N/A              N/A
AIM V.I. PREMIER EQUITY SERIES I
2003                                                                0.34              N/A            25.08
2002                                                                0.48              N/A           -30.26
2001                                                                0.59              N/A           -10.67(c)

SEPARATE ACCOUNT IMO

NOTE 5 - FINANCIAL HIGHLIGHTS (Continued)

                                                                           AT DECEMBER 31
                                                                           --------------
                                                              UNITS             UNIT          NET ASSETS
                                                              (000s)           VALUE            (000s)
                                                          --------------   --------------   --------------
ALLIANCEBERNSTEIN GROWTH & INCOME CLASS B (a)
2003                                                                 756   $     0.960364   $          726
2002                                                                 680         0.726540              494
2001                                                                 207         0.934635              194
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS B (a)
2003                                                                 680         0.736597              501
2002                                                                 483         0.597077              288
2001                                                                  91         0.863317               78
ALLIANCEBERNSTEIN SMALL CAP VALUE CLASS B
2003                                                                  22         1.175373               26
2002                                                                  16         0.834238               13
2001                                                                 N/A              N/A              N/A
ALLIANCEBERNSTEIN TECHNOLOGY CLASS B (a)
2003                                                                  16         0.983541               16
2002                                                                   4         0.684026                3
2001                                                                 N/A              N/A              N/A
ALLIANCEBERNSTEIN VALUE CLASS B
2003                                                                  16         1.091153               18
2002                                                                   8         0.849418                7
2001                                                                 N/A              N/A              N/A
DELAWARE VIP GROWTH OPPORTUNITIES SERVICE CLASS
2003                                                                   9         1.031792                9
2002                                                                  13         0.732506               10
2001                                                                   8         0.977794                7
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERVICE CLASS
2003                                                                  89         1.154022              103
2002                                                                  62         0.806390               50
2001                                                                   6         0.901427                6

                                                                    FOR THE YEAR ENDED DECEMBER 31
                                                                    ------------------------------
                                                          INVESTMENT (1)
                                                              INCOME         EXPENSE (2)       TOTAL (3)
                                                              RATIO            RATIO           RETURN
                                                          --------------   --------------   --------------
ALLIANCEBERNSTEIN GROWTH & INCOME CLASS B (a)
2003                                                                0.86%             N/A            32.18%
2002                                                                0.54              N/A           -22.26
2001                                                                0.04              N/A            -6.54(c)
ALLIANCEBERNSTEIN PREMIER GROWTH CLASS B (a)
2003                                                                 N/A              N/A            23.37
2002                                                                 N/A              N/A           -30.84
2001                                                                 N/A              N/A           -13.67(c)
ALLIANCEBERNSTEIN SMALL CAP VALUE CLASS B
2003                                                                0.56              N/A            40.89
2002                                                                0.07              N/A           -16.58(d)
2001                                                                 N/A              N/A              N/A
ALLIANCEBERNSTEIN TECHNOLOGY CLASS B (a)
2003                                                                 N/A              N/A            43.79
2002                                                                 N/A              N/A           -31.60(d)
2001                                                                 N/A              N/A              N/A
ALLIANCEBERNSTEIN VALUE CLASS B
2003                                                                0.83              N/A            28.46
2002                                                                0.13              N/A           -15.06(d)
2001                                                                 N/A              N/A              N/A
DELAWARE VIP GROWTH OPPORTUNITIES SERVICE CLASS
2003                                                                 N/A              N/A            40.86
2002                                                                8.69              N/A           -25.09
2001                                                                 N/A              N/A            -2.22(c)
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERVICE CLASS
2003                                                                2.38              N/A            43.11
2002                                                                2.71              N/A           -10.54
2001                                                                 N/A              N/A            -9.86(c)

SEPARATE ACCOUNT IMO

NOTE 5 -  FINANCIAL HIGHLIGHTS (Continued)

                                                                           AT DECEMBER 31
                                                                           --------------
                                                               UNITS            UNIT          NET ASSETS
                                                              (000s)           VALUE            (000s)
                                                          --------------   --------------   --------------
FIDELITY VIP ASSET MANAGER SERVICE CLASS 2 (a)
2003                                                                  91   $     1.044940   $           95
2002                                                                  76         0.888074               68
2001                                                                  29         0.976210               28
FIDELITY VIP CONTRAFUND (a)
2003                                                                 193         1.113641              215
2002                                                                 148         0.866896              128
2001                                                                  66         0.956292               63
FIDELITY VIP CONTRAFUND SERVICE CLASS 2 (a)
2003                                                                  72         1.106824               79
2002                                                                  58         0.863387               50
2001                                                                   6         0.955113                5
FIDELITY VIP EQUITY-INCOME
2003                                                               1,541         1.127225            1,737
2002                                                               1,489         0.864907            1,288
2001                                                                 525         1.041389              546
FIDELITY VIP GROWTH & INCOME (a)
2003                                                                  85         0.982227               84
2002                                                                  71         0.793567               56
2001                                                                  26         0.951661               24
FIDELITY VIP GROWTH
2003                                                               1,197         0.679593              813
2002                                                               1,262         0.511563              646
2001                                                                 799         0.731892              585
FIDELITY VIP GROWTH OPPORTUNITIES SERVICE CLASS 2 (a)
2003                                                                   7         0.929549                7
2002                                                                   8         0.718326                6
2001                                                                   3         0.921003                2

                                                                    FOR THE YEAR ENDED DECEMBER 31
                                                                    ------------------------------
                                                          INVESTMENT (1)
                                                              INCOME         EXPENSE (2)       TOTAL (3)
                                                              RATIO            RATIO            RETURN
                                                          --------------   --------------   --------------
FIDELITY VIP ASSET MANAGER SERVICE CLASS 2 (a)
2003                                                                3.10%             N/A            17.66%
2002                                                                2.62              N/A            -9.03
2001                                                                 N/A              N/A            -2.38(c)
FIDELITY VIP CONTRAFUND (a)
2003                                                                0.40              N/A            28.46
2002                                                                0.60              N/A            -9.35
2001                                                                 N/A              N/A            -4.37(c)
FIDELITY VIP CONTRAFUND SERVICE CLASS 2 (a)
2003                                                                0.29              N/A            28.20
2002                                                                0.13              N/A            -9.60
2001                                                                 N/A              N/A            -4.49(c)
FIDELITY VIP EQUITY-INCOME
2003                                                                1.61              N/A            30.33
2002                                                                1.00              N/A           -16.95
2001                                                                0.85              N/A            -4.96
FIDELITY VIP GROWTH & INCOME (a)
2003                                                                1.08              N/A            23.77
2002                                                                0.86              N/A           -16.61
2001                                                                 N/A              N/A            -4.83(c)
FIDELITY VIP GROWTH
2003                                                                0.26              N/A            32.85
2002                                                                0.21              N/A           -30.10
2001                                                                0.05              N/A           -17.65
FIDELITY VIP GROWTH OPPORTUNITIES SERVICE CLASS 2 (a)
2003                                                                0.51              N/A            29.40
2002                                                                0.45              N/A           -22.01
2001                                                                 N/A              N/A            -7.90(c)

SEPARATE ACCOUNT IMO

NOTE 5 -  FINANCIAL HIGHLIGHTS (Continued)

                                                                           AT DECEMBER 31
                                                                           --------------
                                                              UNITS             UNIT          NET ASSETS
                                                              (000s)           VALUE             (000s)
                                                          --------------   --------------   --------------
FIDELITY VIP HIGH INCOME
2003                                                                 491   $     0.909720   $          446
2002                                                                 458         0.714820              327
2001                                                                 513         0.691037              354
FIDELITY VIP MID CAP (a)
2003                                                                 119         1.299935              155
2002                                                                 102         0.937656               96
2001                                                                  25         1.039789               26
FIDELITY VIP MID CAP SERVICE CLASS 2 (a)
2003                                                                  29         1.196710               35
2002                                                                  23         0.865604               20
2001                                                                 N/A              N/A              N/A
FIDELITY VIP OVERSEAS
2003                                                                 158         0.926644              147
2002                                                                  85         0.646341               55
2001                                                                  13         0.810755               11
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2 (a)
2003                                                                  27         1.189193               32
2002                                                                  10         0.755709                8
2001                                                                 N/A              N/A              N/A
FT VIP FRANKLIN GROWTH AND INCOME CLASS 2
2003                                                                  11         0.921908               10
2002                                                                  14         0.733450               10
2001                                                                   3         0.790107                3
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2
2003                                                                  26         1.050035               28
2002                                                                   6         0.827162                5
2001                                                                 N/A              N/A              N/A

                                                                    FOR THE YEAR ENDED DECEMBER 31
                                                                    ------------------------------
                                                          INVESTMENT (1)
                                                              INCOME         EXPENSE (2)      TOTAL (3)
                                                              RATIO            RATIO           RETURN
                                                          --------------   --------------   --------------
FIDELITY VIP HIGH INCOME
2003                                                                6.73%             N/A            27.27%
2002                                                                9.53              N/A             3.44
2001                                                                7.99              N/A           -11.73
FIDELITY VIP MID CAP (a)
2003                                                                0.37              N/A            38.64
2002                                                                0.51              N/A            -9.82
2001                                                                 N/A              N/A             3.98(c)
FIDELITY VIP MID CAP SERVICE CLASS 2 (a)
2003                                                                0.23              N/A            38.25
2002                                                                 N/A              N/A           -13.44(d)
2001                                                                 N/A              N/A              N/A
FIDELITY VIP OVERSEAS
2003                                                                0.60              N/A            43.37
2002                                                                0.34              N/A           -20.28
2001                                                                 N/A              N/A           -18.92(c)
FIDELITY VIP VALUE STRATEGIES SERVICE CLASS 2 (a)
2003                                                                 N/A              N/A            57.36
2002                                                                 N/A              N/A           -24.43(d)
2001                                                                 N/A              N/A              N/A
FT VIP FRANKLIN GROWTH AND INCOME CLASS 2
2003                                                                2.98              N/A            25.69
2002                                                                3.09              N/A            -7.17
2001                                                                1.11              N/A           -20.99
FT VIP FRANKLIN LARGE CAP GROWTH SECURITIES CLASS 2
2003                                                                0.75              N/A            26.94
2002                                                                0.50              N/A           -17.28(d)
2001                                                                 N/A              N/A              N/A

SEPARATE ACCOUNT IMO

NOTE 5 -  FINANCIAL HIGHLIGHTS (Continued)

                                                                           AT DECEMBER 31
                                                                           --------------
                                                              UNITS             UNIT          NET ASSETS
                                                              (000s)           VALUE             (000s)
                                                          --------------   --------------   --------------
FT VIP FRANKLIN SMALL CAP CLASS 2
2003                                                                 527   $     0.917189   $          483
2002                                                                 524         0.668290              350
2001                                                                 192         0.937062              180
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES CLASS 2
2003                                                                  30         1.058854               32
2002                                                                  21         0.801405               17
2001                                                                 N/A              N/A              N/A
FT VIP MUTUAL SHARES SECURITIES CLASS 2
2003                                                                 142         1.095132              155
2002                                                                  91         0.875085               80
2001                                                                  12         0.992278               12
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2003                                                                  66         1.047266               69
2002                                                                  52         0.792123               41
2001                                                                 N/A              N/A              N/A
INVESCO VIF DYNAMICS
2003                                                                  68         0.764276               52
2002                                                                  59         0.554543               33
2001                                                                  13         0.814288               11
INVESCO VIF HEALTH SCIENCES
2003                                                                 147         0.991483              146
2002                                                                 116         0.775913               90
2001                                                                  38         1.027036               39
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES
2003                                                                 168         0.861875              145
2002                                                                 142         0.697810               99
2001                                                                  36         0.891990               32

                                                                   FOR THE YEAR ENDED DECEMBER 31
                                                                   ------------------------------
                                                          INVESTMENT (1)
                                                              INCOME         EXPENSE (2)       TOTAL (3)
                                                               RATIO           RATIO            RETURN
                                                          --------------   --------------   --------------
FT VIP FRANKLIN SMALL CAP CLASS 2
2003                                                                 N/A%             N/A            37.24%
2002                                                                0.25              N/A           -28.68
2001                                                                0.03              N/A            -6.29(c)
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES CLASS 2
2003                                                                0.20              N/A            32.12
2002                                                                0.11              N/A           -19.86(d)
2001                                                                 N/A              N/A              N/A
FT VIP MUTUAL SHARES SECURITIES CLASS 2
2003                                                                1.09              N/A            25.15
2002                                                                0.99              N/A           -11.81
2001                                                                1.54              N/A            -0.77(c)
FT VIP TEMPLETON FOREIGN SECURITIES CLASS 2
2003                                                                1.80              N/A            32.21
2002                                                                0.46              N/A           -20.79(d)
2001                                                                 N/A              N/A              N/A
INVESCO VIF DYNAMICS
2003                                                                 N/A              N/A            37.82
2002                                                                 N/A              N/A           -31.90
2001                                                                 N/A              N/A           -18.57(c)
INVESCO VIF HEALTH SCIENCES
2003                                                                 N/A              N/A            27.78
2002                                                                 N/A              N/A           -24.45
2001                                                                1.96              N/A             2.70(c)
JANUS ASPEN GROWTH AND INCOME SERVICE SHARES
2003                                                                0.50              N/A            23.51
2002                                                                0.70              N/A           -21.77
2001                                                                1.38              N/A           -10.80(c)

SEPARATE ACCOUNT IMO

NOTE 5 -  FINANCIAL HIGHLIGHTS (Continued)

                                                                           AT DECEMBER 31
                                                                           --------------
                                                              UNITS            UNIT           NET ASSETS
                                                              (000s)           VALUE            (000s)
                                                          --------------   --------------   --------------
JANUS ASPEN GROWTH SERVICE SHARES
2003                                                               1,182   $     0.589856   $          697
2002                                                               1,005         0.448589              451
2001                                                                 418         0.612152              256
JANUS ASPEN INTERNATIONAL GROWTH SERVICE SHARES
2003                                                                  35         0.839907               29
2002                                                                  47         0.624309               29
2001                                                                   9         0.840909                7
JANUS ASPEN MID CAP GROWTH SERVICE SHARES (a)
2003                                                                  25         0.752319               19
2002                                                                  20         0.558254               11
2001                                                                   6         0.776628                5
MFS MID CAP GROWTH SERVICE CLASS
2003                                                                  20         0.979200               20
2002                                                                  14         0.716800               10
2001                                                                 N/A              N/A              N/A
MFS NEW DISCOVERY SERVICE CLASS
2003                                                                  12         1.006540               12
2002                                                                   8         0.754358                6
2001                                                                 N/A              N/A              N/A
MFS TOTAL RETURN SERVICE CLASS
2003                                                                  66         1.074933               71
2002                                                                  37         0.926631               34
2001                                                                 N/A              N/A              N/A
MFS UTILITIES SERVICE CLASS
2003                                                                   4         1.145390                5
2002                                                                   3         0.844858                2
2001                                                                 N/A              N/A              N/A

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                                                     ------------------------------
                                                          INVESTMENT (1)
                                                              INCOME         EXPENSE (2)      TOTAL (3)
                                                              RATIO            RATIO           RETURN
                                                          --------------   --------------   --------------
JANUS ASPEN GROWTH SERVICE SHARES
2003                                                                 N/A%             N/A            31.49%
2002                                                                 N/A              N/A           -26.72
2001                                                                 N/A              N/A           -24.90
JANUS ASPEN INTERNATIONAL GROWTH SERVICE SHARES
2003                                                                0.97              N/A            34.53
2002                                                                1.01              N/A           -25.76
2001                                                                0.98              N/A           -15.91(c)
JANUS ASPEN MID CAP GROWTH SERVICE SHARES (a)
2003                                                                 N/A              N/A            34.76
2002                                                                 N/A              N/A           -28.12
2001                                                                 N/A              N/A           -22.34(c)
MFS MID CAP GROWTH SERVICE CLASS
2003                                                                 N/A              N/A            36.61
2002                                                                 N/A              N/A           -28.32(d)
2001                                                                 N/A              N/A              N/A
MFS NEW DISCOVERY SERVICE CLASS
2003                                                                 N/A              N/A            33.43
2002                                                                 N/A              N/A           -24.56(d)
2001                                                                 N/A              N/A              N/A
MFS TOTAL RETURN SERVICE CLASS
2003                                                                1.35              N/A            16.00
2002                                                                 N/A              N/A            -7.34(d)
2001                                                                 N/A              N/A              N/A
MFS UTILITIES SERVICE CLASS
2003                                                                2.12              N/A            35.57
2002                                                                 N/A              N/A           -15.51(d)
2001                                                                 N/A              N/A              N/A

SEPARATE ACCOUNT IMO

NOTE 5 -  FINANCIAL HIGHLIGHTS (Continued)

                                                                           AT DECEMBER 31
                                                                           --------------
                                                              UNITS            UNIT           NET ASSETS
                                                              (000s)           VALUE            (000s)
                                                          --------------   --------------   --------------
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES
2003                                                                  78   $     1.035892   $           81
2002                                                                  58         0.792650               46
2001                                                                 N/A              N/A              N/A
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2003                                                                  52         1.110226               58
2002                                                                  28         0.777139               21
2001                                                                 N/A              N/A              N/A
OPPENHEIMER HIGH INCOME SERVICE SHARES
2003                                                                  28         1.182623               33
2002                                                                  21         0.955342               20
2001                                                                 N/A              N/A              N/A
OPPENHEIMER MAIN STREET SERVICE SHARES (a)
2003                                                                   9         1.027383                9
2002                                                                   6         0.812570                5
2001                                                                 N/A              N/A              N/A
OPPENHEIMER MULTIPLE STRATEGIES SERVICE SHARES
2003                                                                   6         1.129123                7
2002                                                                   6         0.905583                5
2001                                                                 N/A              N/A              N/A
PIONEER EMERGING MARKETS VCT CLASS II
2003                                                                  40         1.519540               60
2002                                                                  38         0.962541               37
2001                                                                  11         0.976442               11
PIONEER FUND VCT CLASS II
2003                                                                  88         0.904442               80
2002                                                                  77         0.732722               57
2001                                                                  28         0.907413               25

                                                                     FOR THE YEAR ENDED DECEMBER 31
                                                                     ------------------------------
                                                          INVESTMENT (1)
                                                              INCOME         EXPENSE (2)       TOTAL (3)
                                                              RATIO            RATIO            RETURN
                                                          --------------   --------------   --------------
OPPENHEIMER CAPITAL APPRECIATION SERVICE SHARES
2003                                                                0.31%             N/A            30.69%
2002                                                                 N/A              N/A           -20.74(d)
2001                                                                 N/A              N/A              N/A
OPPENHEIMER GLOBAL SECURITIES SERVICE SHARES
2003                                                                0.45              N/A            42.86
2002                                                                 N/A              N/A           -22.29(d)
2001                                                                 N/A              N/A              N/A
OPPENHEIMER HIGH INCOME SERVICE SHARES
2003                                                                5.63              N/A            23.79
2002                                                                 N/A              N/A            -4.47(d)
2001                                                                 N/A              N/A              N/A
OPPENHEIMER MAIN STREET SERVICE SHARES (a)
2003                                                                0.70              N/A            26.44
2002                                                                 N/A              N/A           -18.74(d)
2001                                                                 N/A              N/A              N/A
OPPENHEIMER MULTIPLE STRATEGIES SERVICE SHARES
2003                                                                2.68              N/A            24.68
2002                                                                 N/A              N/A            -9.44(d)
2001                                                                 N/A              N/A              N/A
PIONEER EMERGING MARKETS VCT CLASS II
2003                                                                0.34              N/A            57.87
2002                                                                0.41              N/A            -1.42
2001                                                                 N/A              N/A            -2.36(c)
PIONEER FUND VCT CLASS II
2003                                                                0.91              N/A            23.44
2002                                                                0.92              N/A           -19.25
2001                                                                0.98              N/A            -9.26(c)

SEPARATE ACCOUNT IMO

NOTE 5 -  FINANCIAL HIGHLIGHTS (Continued)

                                                                           AT DECEMBER 31
                                                                           --------------
                                                              UNITS            UNIT           NET ASSETS
                                                              (000s)           VALUE            (000s)
                                                          --------------   --------------   --------------
PIONEER HIGH YIELD VCT CLASS II
2003                                                                  67   $     1.354761   $           92
2002                                                                 222         1.023661              228
2001                                                                  27         1.051781               28
PIONEER REAL ESTATE SHARES VCT CLASS II
2003                                                                  79         1.492551              118
2002                                                                  74         1.110055               82
2001                                                                   9         1.085369               10
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2003                                                                 503         0.460385              232
2002                                                                 504         0.314036              158
2001                                                                 338         0.487025              165
SCUDDER VIT EAFE EQUITY INDEX (a)
2003                                                                  47         0.851663               40
2002                                                                  40         0.638648               26
2001                                                                  17         0.814566               14
SCUDDER VIT SMALL CAP INDEX (a)
2003                                                                  68         1.169050               80
2002                                                                  34         0.798400               27
2001                                                                  11         1.005311               11
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A
2003                                                                  34         1.173417               40
2002                                                                  29         0.915782               27
2001                                                                   7         1.000969                7
T ROWE PRICE INTERNATIONAL STOCK
2003                                                               1,041         0.700366              729
2002                                                                 992         0.536575              532
2001                                                                 383         0.656696              251

                                                                    FOR THE YEAR ENDED DECEMBER 31
                                                                    ------------------------------
                                                          INVESTMENT (1)
                                                              INCOME         EXPENSE (2)      TOTAL (3)
                                                              RATIO            RATIO           RETURN
                                                          --------------   --------------   --------------
PIONEER HIGH YIELD VCT CLASS II
2003                                                                7.27%             N/A            32.34%
2002                                                                8.58              N/A            -2.67
2001                                                                8.59              N/A             5.18(c)
PIONEER REAL ESTATE SHARES VCT CLASS II
2003                                                                4.77              N/A            34.46
2002                                                                4.88              N/A             2.27
2001                                                                6.20              N/A             8.54(c)
SCUDDER TECHNOLOGY GROWTH SERIES II CLASS A
2003                                                                 N/A              N/A            46.60
2002                                                                0.10              N/A           -35.52
2001                                                                0.16              N/A           -32.41
SCUDDER VIT EAFE EQUITY INDEX (a)
2003                                                                3.94              N/A            33.35
2002                                                                2.02              N/A           -21.60
2001                                                                 N/A              N/A           -18.54(c)
SCUDDER VIT SMALL CAP INDEX (a)
2003                                                                0.90              N/A            46.42
2002                                                                1.07              N/A           -20.58
2001                                                                1.23              N/A             0.53(c)
SVS DREMAN FINANCIAL SERVICES SERIES II CLASS A
2003                                                                1.38              N/A            28.13
2002                                                                0.38              N/A            -8.51
2001                                                                 N/A              N/A             0.10(c)
T ROWE PRICE INTERNATIONAL STOCK
2003                                                                1.31              N/A            30.53
2002                                                                1.28              N/A           -18.29
2001                                                                2.78              N/A           -22.21

SEPARATE ACCOUNT IMO

NOTE 5 -  FINANCIAL HIGHLIGHTS (Continued)

(a) Name changed. See Note 1.
(b) Fund merger.  See Note 1.
(c) Start date of 5/1/2001.
(d) Start date of 5/1/2002.

(1) THESE AMOUNTS REPRESENT THE DIVIDENDS, EXCLUDING DISTRIBUTIONS OF CAPITAL GAINS, RECEIVED BY THE SUB-ACCOUNT FROM THE UNDERLYING FUND, NET OF MANAGEMENT FEES ASSESSED BY THE FUND MANAGER, DIVIDED BY THE AVERAGE NET ASSETS. THESE RATIOS EXCLUDE THOSE EXPENSES, SUCH AS MORTALITY AND EXPENSE CHARGES, THAT RESULT IN DIRECT REDUCTIONS IN THE UNIT VALUES. THE RECOGNITION OF INVESTMENT INCOME BY THE SUB-ACCOUNT IS AFFECTED BY THE TIMING OF THE DECLARATION OF DIVIDENDS BY THE UNDERLYING FUND IN WHICH THE SUB-ACCOUNTS INVEST.

(2) THESE RATIOS REPRESENT THE ANNUALIZED CONTRACT EXPENSES OF THE SEPARATE ACCOUNT, CONSISTING PRIMARILY OF MORTALITY AND EXPENSE CHARGES, FOR EACH PERIOD INDICATED. THE RATIOS INCLUDE ONLY THOSE EXPENSES THAT RESULT IN A DIRECT REDUCTION TO UNIT VALUES. CHARGES MADE DIRECTLY TO CONTRACT OWNER ACCOUNTS THROUGH THE REDEMPTION OF UNITS AND EXPENSES OF THE UNDERLYING FUND ARE EXCLUDED.

(3) THESE AMOUNTS REPRESENT THE TOTAL RETURN FOR THE PERIODS INDICATED, INCLUDING CHANGES IN THE VALUE OF THE UNDERLYING FUND, AND REFLECT DEDUCTIONS FOR ALL ITEMS INCLUDED IN THE EXPENSE RATIO. THE TOTAL RETURN DOES NOT INCLUDE ANY EXPENSES ASSESSED THROUGH THE REDEMPTION OF UNITS; INCLUSION OF THESE EXPENSES IN THE CALCULATION WOULD RESULT IN A REDUCTION IN THE TOTAL RETURN PRESENTED. INVESTMENT OPTIONS WITH A DATE NOTATION INDICATE THE EFFECTIVE DATE OF THAT INVESTMENT OPTION IN THE VARIABLE ACCOUNT. THE TOTAL RETURN IS CALCULATED FOR THE PERIOD INDICATED OR FROM THE EFFECTIVE DATE THROUGH THE END OF THE REPORTING PERIOD.

NOTE 6 - NEW ACCOUNTING PRONOUNCEMENT

     Statement of Position (SOP) 03-5 "Financial Highlights of Separate
Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies" was effective for fiscal years ending after December 15, 2003. The adoption of the new requirements of the SOP did not have a material impact on the results of operations or financial position of the Separate Account, but resulted in additional disclosures in the footnotes to the financial statements.

                            PART C: OTHER INFORMATION

ITEM 27. EXHIBITS

     (A)  BOARD OF DIRECTORS.

               Certified copy of Resolutions of the Board of Directors of the Company dated June 13, 1996 authorizing the establishment of Separate Account IMO was previously filed on August 10, 1999 in the Registrant's Initial Registration Statement of Separate Account IMO, and is incorporated by reference herein.

     (B)  CUSTODIAN AGREEMENTS.

               Not Applicable.

     (C)  UNDERWRITING CONTRACTS.

               (1) Underwriting and Administrative Services Agreement between the Company and Allmerica Investments, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (2) Registered Representatives/Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12(Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (3) Sales Agreements with broker-dealers were previously filed on April 16, 1998 in Post-Effective Amendment No. 12 Registration Statement No. 33-57792/811-7466), and are incorporated by reference herein.

               (4) Commission Schedule was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (5) General Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (6) Career Agents Agreement was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

     (D)  CONTRACT.

               (1) Contract Form 1033-99 was previously filed on December 3, 1999 in Pre-Effective Amendment No. 1, and is incorporated by reference herein.

               (2) Waiver of Payment Rider was previously filed on August 10, 1999 in Registrant's Initial Registration Statement of Separate Account IMO, and is incorporated by reference herein.

               (3) Term Insurance Rider was previously filed on August 10, 1999 in Registrant's Initial Registration Statement of Separate Account IMO, and is incorporated by reference herein.

               (4) Other Insured Term Rider was previously filed on August 10, 1999 in Registrant's Initial Registration Statement of Separate Account IMO, and is incorporated by reference herein.

               (5) Guaranteed Death Benefit Rider was previously filed on August 10, 1999 in Registrant's Initial Registration Statement of Separate Account IMO, and is incorporated by reference herein.

     (E)  APPLICATION.

     (F)  DEPOSITOR'S CERTIFICATE OF INCORPORATION AND BYLAWS.

               Articles of Incorporation and Bylaws, as amended of the Company, effective as of October 1, 1995 were previously filed on September 29, 1995 in Post-Effective Amendment No. 5 Registration Statement No. 33-57792/811-7466), and are incorporated by reference herein.

     (G)  REINSURANCE CONTRACTS.

               (1) Reinsurance contract dated January 1, 2001 among First Allmerica Financial Life Insurance Company and General & Cologne Life Re of America was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (2) Reinsurance contract dated January 1, 2001 among Allmerica Financial Life Insurance and Annuity Company and Reinsurance Company of Missouri, Inc. was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (3) Reinsurance contract dated September 1, 2000 among First Allmerica Financial Life Insurance Company and The Lincoln National Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (4) Reinsurance contract dated January 1, 2000 among First Allmerica Financial Life Insurance Company and Security Life of Denver Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (5) Reinsurance contract dated April 1, 2000 among First Allmerica Financial Life Insurance Company and Munich American Reinsurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (6) Reinsurance contract dated November 1, 1999 among First Allmerica Financial Life Insurance Company and RGA Reinsurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (7) Reinsurance contract dated January 1, 1999 among First Allmerica Financial Life Insurance Company and AXA Re Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (8) Reinsurance contract dated January 1, 1998 among Allmerica Financial Life Insurance and Annuity Company and RGA Reinsurance Company was previously filed in February 2003 in

                    Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (9) Reinsurance contract dated April 1, 1996 among First Allmerica Financial Life Insurance Company and Transamerica Occidental Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (10) Reinsurance contract dated March 1, 1996 among First
                    Allmerica Financial Life Insurance Company and Northwestern National Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (11) Reinsurance contract dated March 1, 1996 among First
                    Allmerica Financial Life Insurance Company and Connecticut General Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (12) Reinsurance contract dated November 22, 1995 among First
                    Allmerica Financial Life Insurance Company and Life Reassurance Corporation of America was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (13) Reinsurance contract dated January 1, 1995 among State
                    Mutual Life Assurance Company of America and Life Reinsurance Corporation of America was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (14) Reinsurance contract dated January 1, 1994 among State
                    Mutual Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (15) Reinsurance contract dated January 1, 1993 among State
                    Mutual Life Assurance Company of America and Life Reassurance Corporation of America was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (16) Reinsurance contract dated January 1, 1993 among State
                    Mutual Life Assurance Company and The Cologne Life Reinsurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (17) Reinsurance contract dated February 26, 1991 among State
                    Mutual Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (18) Reinsurance contract dated May 1, 1989 among State Mutual
                    Life Assurance Company of America and General American Life Insurance Company was previously filed in February

                    2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (19) Reinsurance contract dated May 1, 1989 among State Mutual
                    Life Assurance Company of America and Connecticut General Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (20) Reinsurance contract dated July 1, 1986 among State Mutual
                    Life Assurance Company of America and General American Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (21) Reinsurance contract dated August 1, 1983 among State Mutual
                    Life Assurance Company of America and The Lincoln National Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (22) Reinsurance contract dated August 1, 1983 among State Mutual
                    Life Assurance Company and Connecticut General Life Insurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (23) Reinsurance contract dated August 1, 1983 among State Mutual
                    Life Assurance Company and Cologne Life Reinsurance Company was previously filed in February 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

     (H)  PARTICIPATION AGREEMENTS.

               (1) Form of Amendment dated May 1, 2003 to the Allmerica Investment Trust Participation Agreement was previously filed on April 29, 2003 in Post-Effective Amendment No. 18 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Participation Agreement between the Company and Allmerica Investment Trust dated March 22, 2000 was previously filed on April 12, 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (2) Amendment dated January 1, 2003 to the AIM Participation Agreement was previously filed on April 28, 2003 in Post-Effective Amendment No. 7 of Registration Statement No. 333-64162/811-10433, and is incorporated by reference herein. Participation Agreement between the Company and AIM Variable Insurance Funds was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to Registration Statement No. 333-93031/811-09631, and is incorporated by referenced herein.

               (3) Amendment dated May 1, 2002 to the Alliance Amended and Restated Participation Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Consolidated Agreement, and Amended and Restated Participation Agreement between the Company and Alliance Variable Products Series Fund, Inc. dated August 1, 2000 were previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein.

               (4) Amendment dated May 1, 2001 to the Deutsche Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement between the Company and Deutsche Asset Management VIT Funds (formerly Banker's Trust) dated March 7, 2000 was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein.

               (5) Amendment dated May 1, 2001 to the Variable Insurance Products Fund Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund, as amended, was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (6) Amendment dated October 1, 2001 to the Variable Insurance Products Fund II Participation Agreement was previously on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund II, as amended, was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792), and is incorporated by reference herein.

               (7) Amendment dated October 1, 2001 to the Variable Insurance Products Fund III Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with Variable Insurance Products Fund III was previously filed in April 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein.

               (8) Amendment dated May 1, 2002 to the Franklin Templeton Participation Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 333-57792/811-7466, and is incorporated by reference herein. Franklin Templeton Participation Agreement was previously filed on March 20, 2000 in Pre-Effective Amendment No. 1 to Registration Statement No. 333-93031/811-09631, and is incorporated by reference herein.

               (9) Amendment dated October 31, 2001 to the INVESCO Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with INVESCO was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

               (10) Amendment dated February 25, 2000 to the Janus Aspen
                    Participation Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement between the Company and Janus was previously filed on April 27, 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein.

               (11) Participation Agreement dated May 1, 2002 with Scudder
                    Variable Series II was previously filed on February 10, 2003 in Post-Effective Amendment No. 6 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein.

               (12) Amendment dated May 1, 2001 to the Pioneer Participation
                    Agreement was previously filed on February 10, 2003 in Post-Effective Amendment No. 6 of Registration Statement

                    No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 of Registration Statement No. 33-85916/811-8848, and is incorporated by reference herein.

               (13) Amendment to Schedule A dated December 14, 2000 to
                    Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 27, 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement with T. Rowe Price International Series, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (14) Fidelity Service Agreement, effective as of November 1,
                    1995, was previously filed on April 30, 1996 in Post-Effective Amendment No. 6 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (15) An Amendment to the Fidelity Service Agreement, effective as of January 1, 1997, was previously filed on April 30, 1997 in Post-Effective Amendment No. 9 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (16) Fidelity Service Contract, effective as of January 1, 1997, was previously filed in Post-Effective Amendment No. 9 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (17) Service Agreement with Rowe Price-Fleming International,
                    Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 12 (Registration Statement No. 33-57792/811-7466), and is incorporated by reference herein.

               (18) Amendment dated May 1, 2001 to the Delaware Participation
                    Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Form of Amendment dated May 1, 2001 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 27, 2001 in Post-Effective Amendment No. 4 of Registration Statement 333-84879/811-09529, and is incorporated by reference herein. Amendment dated March 29, 2000 to the Delaware Group Premium Fund Participation Agreement was previously filed on April 12, 2000 in Post-Effective Amendment No. 14 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein. Participation Agreement with Delaware Group Premium Fund, Inc. was previously filed on April 16, 1998 in Post-Effective Amendment No. 11, and is incorporated by reference herein.

               (19) Amendment dated May 1, 2002 to the MFS Participation
                    Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Participation Agreement dated April 1, 1998 with MFS Variable Insurance Trust was previously filed in Pre-Effective Amendment No. 1 of Registration Statement No. 333-93031/811-09731, and is incorporated by reference herein.

               (20) Amendment dated May 1, 2002 to the Oppenheimer Participation
                    Agreement was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein. Oppenheimer Participation Agreement dated May 1, 2000 was previously filed in Pre-Effective Amendment No. 1 of Registration Statement No. 333-93031/811-09731, and is incorporated by referenced herein.

               (21) Amendment dated October 20, 2000 to the Alger Participation
                    Agreement was previously filed in Pre-Effective Amendment No. 1 of Registration Statement No. 333-93031/811-09731, and is incorporated by referenced herein. Alger Participation Agreement dated October 22, 1999 was previously was previously filed in Pre-Effective Amendment No. 1 of Registration Statement No. 333-93031/811-09731, and is incorporated by referenced herein.

               (22) Amendment dated January 7, 2002 to the Credit Suisse
                    Participation Agreement and Participation Agreement dated May 1, 2000 was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein.

               (23) Amendment dated December 15, 2001 to the Dreyfus
                    Participation Agreement and Participation Agreement dated June 23, 1999 was previously filed on April 26, 2002 in Post-Effective Amendment No. 5 of Registration Statement No. 333-84879/811-09529, and is incorporated by reference herein.

     (I)  ADMINISTRATIVE CONTRACTS.

               (1) Service Agreement dated March 1, 2001 between Boston Financial Data Services, Inc. and Allmerica Financial Life Insurance and Annuity Company for lockbox and mailroom services was previously filed on February 10, 2003 in Post-Effective Amendment No. 17 of Registration Statement No. 33-57792/811-7466, and is incorporated by reference herein.

               (2)  Directors' Power of Attorney is filed herewith.

     (J)  OTHER MATERIAL CONTRACTS.

               Not Applicable.

     (K)  LEGAL OPINION.

               Opinion of Counsel is filed herewith.

     (L)  ACTUARIAL OPINION.

               Not Applicable. The Registration Statement does not include illustrations.

     (M)  CALCULATION.

               Not Applicable. The Registration Statement does not include illustrations.

     (N)  OTHER OPINIONS.

               Consent of Independent Accountants is filed herewith.

     (O)  OMITTED FINANCIAL STATEMENTS

               Financial Statements included in Part B
               Financial Statements for Allmerica Financial Life Insurance and Annuity Company
               Financial Statements for Separate Account IMO of Allmerica Financial Life Insurance and Annuity Company are filed herewith.

     (P)  INITIAL CAPITAL AGREEMENTS.

               Not  Applicable.

     (Q)  REDEEMABILITY EXEMPTION.

               Not Applicable. Any such disclosures are included in the prospectus and/or SAI.

ITEM 28. DIRECTORS AND OFFICERS OF THE DEPOSITOR

       The principal business address of all the following Directors and Officers is:
       440 Lincoln Street
       Worcester, Massachusetts 01653

NAME AND POSITION WITH COMPANY              PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
------------------------------              ----------------------------------------------
Warren E. Barnes                            Director of Allmerica Financial and First Allmerica (since 2004);
   Director, Vice President and             Vice President of Allmerica Financial (since 1998); Vice President of
   Corporate Controller                     First Allmerica (since 1996); and Corporate Controller of Allmerica
                                            Financial and First Allmerica (since 1998)

Michael K. Britt                            Director of Allmerica Financial and First Allmerica (since 2004);
   Director                                 President of Citizens Insurance Company of America (since 2000);
                                            and Vice President of The Hanover Insurance Company, The Hanover
                                            American Insurance Company and Massachusetts Bay Insurance Company
                                            (1997-2000)

Charles F. Cronin                           Vice President and Corporate Group Counsel of Allmerica Financial and
   Vice President, Corporate Group          First Allmerica (since 2003); Secretary (since 2000); Assistant Vice
   Counsel and Secretary                    President (1999-2003); and Counsel of First Allmerica (2000-2003);
                                            and Attorney of Nutter, McClennen & Fish (1991-1996)

Frederick H. Eppinger, Jr.                  President and Chief Executive Officer of AFC (since 2003); Executive
   Chairman of the Board                    Vice President of Property and Casualty Field and Service Operations
                                            for The Hartford (2001-2003); Senior Vice President of Strategic
                                            Marketing for ChannelPoint, Inc. (2000-2001); and Partner at McKinsey &
                                            Company (1985-2000)

David J. Firstenberg                        Director of Allmerica Financial and First Allmerica (since 2004);
   Director                                 Vice President of First Allmerica (since 2002); Vice President of
                                            Property and Casualty Commercial Lines of The Hanover Insurance
                                            Company (since 2002); and Senior Vice President at CGU/One Beacon
                                            Insurance Company (1997-2001)

J. Kendall Huber                            Director of Allmerica Financial and First Allmerica (since 2000); Senior
   Director, Senior Vice President          Vice President of Allmerica Financial and First Allmerica (since 2003);
   and General Counsel                      General Counsel (since 2000); Vice President (2000-2003) of First
                                            Allmerica; Vice President (1999) of Promos Hotel Corporation; Vice
                                            President and Deputy General Counsel (1998-1999) of Legg Mason, Inc.;
                                            Vice President and Deputy General Counsel (1995-1998) of USF&G
                                            Corporation

John P. Kavanaugh                           Director and Chief Investment Officer of Allmerica Financial and First
   Director, Vice President and             Allmerica (since 1996); Vice President (since 1991) of First Allmerica;
   Chief Investment Officer                 and President (since 1995) of Opus Investment Management, Inc.

Richard W. Lavey                            Director of Allmerica Financial and First Allmerica (since 2004); Vice
   Director                                 President of Property and Casualty Strategic Marketing of The
                                            Hanover Insurance Company and Citizens Insurance Company of America
                                            (since 2004); Vice President of Strategic Marketing for the Small
                                            Commercial Division of The Hartford Insurance Company (2001-2003);
                                            Director of Business Development for Bowstreet, Inc. (2000-2001);
                                            Director of Industry Services for ChannelPoint, Inc. (1999-2000); and
                                            Senior Associate at America Practice Management in New York (1995-1999)

Mark C. McGivney                            Director of Allmerica Financial and First Allmerica (since 2004), Vice
   Director, Vice President and             President of Allmerica Financial (since 2002); Vice President of First
   Treasurer                                Allmerica (since 1997); and Treasurer of Allmerica Financial and First
                                            Allmerica (since 2000); Associate, Investment Banking (1996-1997) of
                                            Merrill Lynch & Co.

Edward J. Parry, III                        Executive Vice President and Chief Financial Officer of AFC
   Director, Senior Vice President          (since 2003) Director of Allmerica Financial and First Allmerica
   and Chief Financial Officer              (since 1996); Senior Vice President of Allmerica Financial and
                                            First Allmerica (since 2003); Chief Financial Officer (since 1996); Vice
                                            President (1993-2003) and Treasurer (1993-2000)

Michael A. Reardon                          Director, President and Chief Executive Officer (since 2004);
   Director, President and                  Vice President of Allmerica Financial and First Allmerica (2001-2004);
   Chief Executive Officer                  Vice President of First Allmerica (1997-2004); and Vice President of
                                            Allmerica Financial (1999-2004)

Joseph W. Rovito                            Director of Allmerica Financial and First Allmerica (since 2004); Vice
   Director                                 President of The Hanover Insurance Company and Citizens Insurance
                                            Company of America (since 1998); with The Hanover Insurance Company
                                            (since 1985)

Mhayse G. Samalya                           Director of Allmerica Financial and First Allmerica (since 2004);
   Director                                 President of The Hanover Insurance Company (since 2002); Vice President of the Hanover Insurance Company (1999-2002); and President of Travelers
                                            Secure (1998-1999)

Gregory D. Tranter                          Vice President and Chief Information Officer of AFC (since 2000);
   Director and Vice President              Director and Vice President of Allmerica Financial and First Allmerica
                                            (since 2000); Vice President of Travelers Property & Casualty
                                            (1996-1998); Director of Geico Team (1983-1996) of Aetna Life & Casualty

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT


                                                   Allmerica Financial Corporation

                                                              Delaware

       |                 |                  |                  |                 |                |                  |

________________________________________________________________________________________________________________________________

      100%             100%                100%               100%              100%             100%               100%

     Opus           Financial           Allmerica           Allmerica       AFC  Capital       VeraVest,            First

  Investment        Profiles,            Funding            Financial         Trust I            Inc.             Sterling

  Management,          Inc.                Corp.              Life                                                 Limited

     Inc.                                                   Insurance

                                                           and Annuity

                                                             Company

 Massachusetts      California        Massachusetts       Massachusetts       Delaware       Massachusetts         Bermuda

  |                                                       |                                                           |

  |                                                       |                                                         100%

  |                                                       |                                                    First Sterling

  |                                                       |                                                      Reinsurance

  |                                                       |                                                        Company

  |                                                       |                                                        Limited

  |                                                       |                                                        Bermuda

  | ________________________________________________________________________________________________________________________________

  |       |            |            |              |           |             |            |          |           |           |

  |      100%         100%         100%           100%        100%          100%         100%       100%        100%        100%

  |   VeraVest     VeraVest     Allmerica      Allmerica    Allmerica      First      Allmerica  Allmerica    Allmerica   Allmerica

  | Investments,  Investment    Financial      Financial   Investments   Allmerica   Investments Investment  Investment  Investments

  |     Inc.       Advisors,    Investment     Services     Insurance    Financial    Insurance   Insurance   Insurance   Insurance

  |                   Inc.      Management     Insurance     Agency        Life        Agency    Agency Inc. Agency Inc.    Agency

  |                              Services,      Agency,     Inc. of      Insurance   of Florida, of Georgia  of Kentucky   Inc. of

  |                                Inc.           Inc.      Alabama       Company        Inc.                            Mississippi

  |

  | Massachusetts Massachusetts Massachusetts Massachusetts  Alabama    Massachusetts    Florida    Georgia    Kentucky  Mississippi

  |                                                                           |
__________________________________________________________________________   _________

      |               |               |              |             |            |

     100%            100%            100%           100%          100%         100%

  Allmerica     Allmerica Asset   The Hanover     Allmerica     Citizens     Allmerica

Benefits, Inc.    Management,      Insurance      Financial     Insurance      Trust

                   Limited          Company       Insurance      Company     Company,

                                                Brokers, Inc.  of Illinois     N.A.

                                                                             Federally

   Florida         Bermuda       New Hampshire  Massachusetts   Illinois     Chartered

                                      |
_________________________________________________________________________________________________________________________

      |            |             |              |               |              |             |             |

     100%         100%          100%           100%            100%           100%          100%          100%

  Allmerica    Allmerica    The Hanover      Hanover      Massachusetts    Allmerica     AMGRO, Inc.   The Hanover

  Financial      Plus         American        Texas       Bay Insurance    Financial                   New Jersey

   Benefit     Insurance     Insurance      Insurance        Company       Alliance                    Insurance

  Insurance     Agency,       Company       Management                     Insurance                   Company

   Company        Inc.                     Company, Inc.                    Company

  Michigan   Massachusetts  New Hampshire    Texas       New Hampshire   New Hampshire  Massachusetts New Hampshire

                                                              |                              |

                                          ____________________________________________  _____________________________

                                               |              |                |             |                |

                                              100%           100%             100%          100%             100%

                                            Citizens       Citizens         Citizens    Lloyds Credit       AMGRO

                                            Insurance      Insurance        Insurance    Corporation      Receivables

                                             Company        Company          Company                      Corporation

                                             of Ohio       of America        of the

                                                                             Midwest


                                              Ohio          Michigan         Indiana    Massachusetts      Delaware

                                                               |
                                                         _______________

                                                               |

                                                              100%

                                                            Citizens

                                                           Management

                                                              Inc.


                                                            Delaware

                  ...............

                  Hanover Lloyd's

                    Insurance

                     Company



                      Texas





--------  Affiliated Lloyd's plan company, controlled by Underwriters for the benefit of The Hanover Insurance Company


          ---------------   ----------------

             Allmerica         Allmerica

          Investment Trust     Securities

                                 Trust



           Massachusetts     Massachusetts


--------  Affiliated Management Investment Companies


                    _________________

                      AAM High Yield

                       Fund, L.L.C.


                      Massachusetts


________  Established for the benefit of First Allmerica, Allmerica Financial Life,

          Hanover and Citizens

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                 NAME                                   ADDRESS                           TYPE OF BUSINESS
                 ----                                   -------                           ----------------
AAM High Yield Fund, L.L.C.                       440 Lincoln Street              Limited liability company
                                                  Worcester MA 01653

AFC Capital Trust I                               440 Lincoln Street              Statutory Business Trust
                                                  Worcester MA 01653

Allmerica Asset Management, Limited               440 Lincoln Street              Investment advisory services
                                                  Worcester MA 01653

Allmerica Benefits, Inc.                          440 Lincoln Street              Non-insurance medical services
                                                  Worcester MA 01653

Allmerica Financial Alliance Insurance            440 Lincoln Street              Multi-line property and casualty
Company                                           Worcester MA 01653              insurance

Allmerica Financial Benefit Insurance             645 West Grand River            Multi-line property and casualty
Company                                           Howell MI 48843                 insurance

Allmerica Financial Corporation                   440 Lincoln Street              Holding Company
                                                  Worcester MA 01653

Allmerica Financial Insurance                     440 Lincoln Street              Insurance Broker
Brokers, Inc.                                     Worcester MA 01653

Allmerica Financial Life Insurance                440 Lincoln Street              Life insurance, accident and health
and Annuity Company                               Worcester MA 01653              insurance, annuities, variable
                                                                                  annuities and variable life insurance

Allmerica Financial Services Insurance            440 Lincoln Street              Insurance Agency
Agency, Inc.                                      Worcester MA 01653

Allmerica Funding Corp.                           440 Lincoln Street              Investment corporation
                                                  Worcester MA 01653

Allmerica Financial Investment                    440 Lincoln Street              Investment advisory services
Management Services, Inc.                         Worcester MA 01653

Allmerica Investment Trust                        440 Lincoln Street              Investment Trust
                                                  Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Alabama                                           Worcester MA 01653

Allmerica Investments Insurance Agency of         440 Lincoln Street              Insurance Agency
Florida, Inc.                                     Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Georgia                                           Worcester MA 01653

Allmerica Investment Insurance Agency Inc. of     440 Lincoln Street              Insurance Agency
Kentucky                                          Worcester MA 01653

Allmerica Investments Insurance Agency Inc. of    440 Lincoln Street              Insurance Agency
Mississippi                                       Worcester MA 01653

Allmerica Plus Insurance Agency, Inc.             440 Lincoln Street              Insurance Agency
                                                  Worcester MA 01653

Allmerica Securities Trust                        440 Lincoln Street              Investment Trust
                                                  Worcester MA 01653

Allmerica Trust Company, N.A.                     440 Lincoln Street              Limited purpose national trust
                                                  Worcester MA 01653              company

AMGRO, Inc.                                       440 Lincoln Street              Premium financing
                                                  Worcester MA 01653

AMGRO Receivables Corporation                     440 Lincoln Street              Receivables Purchase Corporation
                                                  Worcester MA 01653

Citizens Insurance Company of America             645 West Grand River            Multi-line property and casualty
                                                  Howell MI 48843                 insurance

Citizens Insurance Company of Illinois            333 Pierce Road                 Multi-line property and casualty
                                                  Itasca IL 60143                 insurance

Citizens Insurance Company of the                 3950 Priority Way               Multi-line property and casualty
Midwest                                           South Drive, Suite 200          insurance
                                                  Indianapolis IN 46280

Citizens Insurance Company of Ohio                8101 N. High Street             Multi-line property and casualty
                                                  P.O. Box 342250                 insurance
                                                  Columbus OH 43234

Citizens Management, Inc.                         440 Lincoln Street              Risk management services
(formerly known as Sterling Risk Management       Worcester MA 01653
Services, Inc.)

Financial Profiles, Inc.                          5421 Avenida Encinas            Software company
                                                  Suite A
                                                  Carlsbad CA 92008

First Allmerica Financial Life Insurance          440 Lincoln Street              Life, pension, annuity, accident
Company                                           Worcester MA 01653              and health insurance company

First Sterling Limited                            41 Cedar Avenue                 Holding Company
                                                  Hamilton HM 12,
                                                  Bermuda

First Sterling Reinsurance Company                41 Cedar Avenue                 Reinsurance Company
Limited                                           Hamilton HM 12,
                                                  Bermuda

The Hanover American Insurance Company            440 Lincoln Street              Multi-line property and casualty insurance
                                                  Worcester MA 01653

The Hanover Insurance Company                     440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Hanover Texas Insurance Management                NationsBank Tower               Attorney-in-fact for Hanover Lloyd's
Company, Inc.                                     15301 Dallas Pkwy.              Insurance Company
                                                  Dallas TX 75248

Hanover Lloyd's Insurance Company                 7557 Rambler Road               Multi-line property and casualty
                                                  Suite 500                       insurance
                                                  Dallas TX 75231

Lloyds Credit Corporation                         440 Lincoln Street              Premium financing service
                                                  Worcester MA 01653              franchises

Massachusetts Bay Insurance Company               440 Lincoln Street              Multi-line property and casualty
                                                  Worcester MA 01653              insurance

Opus Investment Management, Inc.                  440 Lincoln Street              Investment advisory services
(formerly known as Allmerica Asset                Worcester MA 01653
Management, Inc.)

VeraVest, Inc. (formerly known as Allmerica       440 Lincoln Street              Securities, retail broker-dealer
Services Corporation)                             Worcester MA 01653

VeraVest Investment Advisors, Inc.                440 Lincoln Street              Investment advisory services
(formerly known as Allmerica Investment           Worcester, MA 01653
Management Company, Inc.)

VeraVest Investments, Inc.                        440 Lincoln Street              Securities, retail broker-dealer
(formerly known as Allmerica                      Worcester MA 01653
Investments, Inc.)

ITEM 30. INDEMNIFICATION

     RULE 484 UNDERTAKING - Article VIII of Registrant's Bylaws provides: Each Director and each Officer of the Corporation, whether or not in office, (and his executors or administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit, or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit, or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.

     Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public Policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public Policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 31. PRINCIPAL UNDERWRITERS

     (A) VeraVest Investments, Inc. also acts as a principal underwriter for the following:

               - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO and Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

               - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

               -    Allmerica Investment Trust

     (B) The Principal Business Address of each of the following Directors and Officers of VeraVest Investments, Inc. is 440 Lincoln Street, Worcester, Massachusetts 01653.

           NAME                                   POSITION OR OFFICE WITH UNDERWRITER
           ----                                   -----------------------------------
           Michael J. Brodeur                     Director, President and Chief Compliance Officer

           Charles F. Cronin                      Secretary/Clerk

           J. Kendall Huber                       Director

           Mark C. McGivney                       Treasurer

           K. David Nunley                        Vice President

           Michael A. Reardon                     Director


     (C) As indicated in Part B (Statement of Additional Information), in response to Item 17, there were no commissions retained by VeraVest Investments, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2003. No other commissions or other compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.


ITEM 32. LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder, are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 33. MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 34. FEE REPRESENTATION (pursuant to Section 26(e) of the Investment Company Act of 1940)

     The Company hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts, on the 1st day of April, 2004.

                             SEPARATE ACCOUNT IMO OF
             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                            By: /s/ Charles F. Cronin
                                ---------------------
                           Charles F. Cronin, Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES                          TITLE                                                            DATE
----------                          -----                                                            ----
Frederick H. Eppinger Jr.*          Chairman of the Board                                            April 1, 2004
--------------------------------

/s/ Warren E. Barnes                Director, Vice President and Corporate Controller
--------------------------------
Warren E. Barnes

Michael K. Britt*                   Director
--------------------------------

David J. Firstenberg*               Director
--------------------------------

J. Kendall Huber*                   Director, Senior Vice President and General Counsel
--------------------------------

John P. Kavanaugh*                  Director, Vice President and Chief Investment Officer
--------------------------------

Richard W. Lavey*                   Director
--------------------------------

Mark C. McGivney*                   Director, Vice President and Treasurer
--------------------------------

Edward J. Parry, III*               Director, Senior Vice President and Chief Financial Officer
--------------------------------

Michael A. Reardon*                 Director, President and Chief Executive Officer
--------------------------------

Joseph V. Rovito*                   Director
--------------------------------

Mhayse G. Samalya*                  Director
--------------------------------

Gregory D. Tranter*                 Director, Vice President and Chief Information Officer
--------------------------------

*Sheila B. St. Hilaire, by signing her name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated March 30, 2004 duly executed by such persons.

/s/ Sheila B. St. Hilaire
------------------------------------
Sheila B. St. Hilaire, Attorney-in-Fact
(333-84879)

                             FORM N-6 EXHIBIT TABLE

Exhibit (H)(2)    Amendment dated January 1, 2003 to the AIM Participation Agreement

Exhibit (I)(2)    Directors' Powers of Attorney

Exhibit (K)       Opinion of Counsel

Exhibit (N)       Consent of Independent Accountants